SUPPLEMENT DATED DECEMBER 15, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
            ADVISORS PREFERRED, ADVISORS SELECT, ADVISORS SIGNATURE,
                     PREFERRED AND SELECT SHARES PROSPECTUS
                            DATED SEPTEMBER 27, 2004

PARTNERS MIDCAP GROWTH FUND I AND PARTNERS SMALLCAP BLEND FUND
Effective December 31, 2004, the Funds' sub-advisor will be changed from The Dreyfus Corporation ("Dreyfus") to Mellon Equity Associates, LLP ("Mellon Equity"). Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

                       SUPPLEMENT DATED OCTOBER 29, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
            ADVISORS PREFERRED, ADVISORS SELECT, ADVISORS SIGNATURE,
                     PREFERRED AND SELECT SHARES PROSPECTUS
                            DATED SEPTEMBER 27, 2004

Due to a clerical error the following should replace the second paragraph under Main Strategies of the Partners SmallCap Value Fund.

     The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

                         PRINCIPAL INVESTORS FUND, INC.








 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



             The date of this Prospectus is September 27, 2004.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Domestic Stocks - LargeCap Funds

  LargeCap Blend Fund I.................................................

  LargeCap Growth Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  LargeCap Value Fund...................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Blend Fund I........................................

  Partners LargeCap Growth Fund.........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Growth Fund II......................................

  Partners LargeCap Value Fund..........................................

  Partners LargeCap Value Fund I........................................


 Domestic Stocks - MidCap Funds

  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  MidCap Value Fund.....................................................

  Partners MidCap Growth Fund...........................................

  Partners MidCap Growth Fund I.........................................

  Partners MidCap Value Fund............................................

  Partners MidCap Value Fund I..........................................


 Domestic Stocks - SmallCap Funds

  Partners SmallCap Blend Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Growth Fund II......................................

  Partners SmallCap Growth Fund III.....................................

  Partners SmallCap Value Fund ..........................................

  Partners SmallCap Value Fund I........................................

  Partners SmallCap Value Fund II.......................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap S&P 600 Index Fund...........................................

  SmallCap Value Fund...................................................


 Fixed Income/Stable Funds

  Bond & Mortgage Securities Fund.......................................

  Capital Preservation Fund.............................................

  Government Securities Fund............................................

  High Quality Intermediate-Term Bond Fund..............................

  High Quality Long-Term Bond Fund......................................

  High Quality Short-Term Bond Fund.....................................

  Money Market Fund.....................................................

  Preferred Securities Fund.............................................


 Balanced/Asset Allocation Funds

  Principal LifeTime Strategic Income Fund..............................

  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................


 Real Estate Funds
  Real Estate Securities Fund...........................................


 International Stock Funds

  International Emerging Markets Fund...................................

  International Fund I..................................................

  International Fund II.................................................

  Partners International Fund...........................................


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................

Appendix A..............................................................

Additional Information..................................................

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds. The Manager has selected a Sub-Advisor for the Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")

.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Dimensional Fund Advisors Inc. ("Dimensional")
.. The Dreyfus Corporation ("Dreyfus")

.. Emerald Advisers Inc. ("Emerald")
.. Fidelity Management & Research Company ("FMR")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. J.P. Morgan Investment Management Inc. ("Morgan")

.. Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") .. Mazama Capital Management, Inc. ("Mazama")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*

.. Spectrum Asset Management, Inc. ("Spectrum")
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (New York) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * Principal Management Corporation, Principal, Principal - REI, Princor Financial Services Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.


The Funds offer five different classes of shares through this prospectus, each of which may be purchased through retirement plans though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Not all of the Funds or all Classes of each Fund are offered in every state. Please check with your financial advisor or our home office for state availability.


EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Advisors Select Class's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Capital Preservation Fund and the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DOMESTIC STOCKS - LARGECAP FUNDS

LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of August 31, 2004 this range was between approximately $503 million and $346 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns mare dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    27.39



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  14.82%
                            LOWEST  Q1 '03  -3.50%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.14%; Advisors Preferred Class is 3.22%;
Select Class is 3.30%; and Preferred Class is 3.38%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                27.39                                N/A                       N/A           27.30
 ADVISORS PREFERRED CLASS..                27.61                                N/A                       N/A           27.53
 SELECT CLASS..............                27.85                                N/A                       N/A           27.76
 PREFERRED CLASS...........                27.99                                N/A                       N/A           27.90
 S&P 500 Index ............                28.67                              -0.57                     11.06
 Morningstar Large Blend
 Category .................                26.72                              -0.43                      9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.60%     0.60%      0.60%    0.60%      0.60%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.48%     1.35%      1.17%    0.98%      0.86%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $151  $468  $808  $1,768
 ADVISORS SELECT CLASS                                                                 137   428   739   1,624
 ADVISORS PREFERRED CLASS                                                              119   372   644   1,420
 SELECT CLASS                                                                          100   312   542   1,201
 PREFERRED CLASS                                                                        88   274   477   1,061

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of August 31, 2004 this range was between approximately $530 million and $346.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Principal places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -24.75
2002    -28.84
2003    23.83



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0113.49%
                            LOWEST Q1 '01-23.45%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.45%; Advisors Preferred Class is 3.48%;
Select Class is 3.68%; and Preferred Class is 3.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                      N/A               N/A
 ADVISORS SELECT CLASS.....                23.83                                N/A                      N/A            -14.48
 ADVISORS PREFERRED CLASS..                28.66                                N/A                      N/A            -13.35
 SELECT CLASS..............                26.52                                N/A                      N/A            -13.71
 PREFERRED CLASS...........                24.24                                N/A                      N/A            -14.16
 Russell 1000 Growth Index                 29.76                              -5.11                     9.21
 Morningstar Large Growth
 Category .................                28.55                              -3.20                     7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.43%     1.30%      1.12%    0.93%      0.81%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $146  $452  $782  $1,713
 ADVISORS SELECT CLASS                                                                 132   412   713   1,568
 ADVISORS PREFERRED CLASS                                                              114   356   617   1,363
 SELECT CLASS                                                                           95   296   515   1,143
 PREFERRED CLASS                                                                        83   259   450   1,002

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of August 31, 2004, the market capitalization range of the Index was between approximately $503 million and $346 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.

MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.

VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -12.58
2002    -22.89
2003    27.20



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  15.12%
                            LOWEST  Q3 '02  -17.48%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.94%; Advisors Preferred Class is 3.06%;
Select Class is 3.06%; and Preferred Class is 3.17%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                27.20                                N/A                       N/A           -5.61
 ADVISORS PREFERRED CLASS..                27.43                                N/A                       N/A           -5.44
 SELECT CLASS..............                27.82                                N/A                       N/A           -5.23
 PREFERRED CLASS...........                27.69                                N/A                       N/A           -5.05
 S&P 500 Index ............                28.67                              -0.57                     11.06
 Morningstar Large Blend
 Category .................                26.72                              -0.43                      9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                  92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                               74   230   401     894
 SELECT CLASS                                                                           54   170   296     665
 PREFERRED CLASS                                                                        42   132   230     518

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of August 31, 2004 this range was between approximately $530 million and $346.1 billion) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the six month period ended April 30,

2004 was 252.2%.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -7.80
2002    -13.56
2003    25.14



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  15.08%
                            LOWEST  Q3 '02  -15.16%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.00%; Advisors Preferred Class is 3.21%;
Select Class is 3.11%; and Preferred Class is 3.10%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                25.14                                N/A                       N/A            0.93
 ADVISORS PREFERRED CLASS..                24.77                                N/A                       N/A            0.95
 SELECT CLASS..............                25.00                                N/A                       N/A            1.14
 PREFERRED CLASS...........                25.63                                N/A                       N/A            1.38
 Russell 1000 Value Index .                30.03                               3.57                     11.87
 Morningstar Large Value
 Category .................                28.40                               2.53                      9.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                 122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248
 SELECT CLASS                                                                           85   265   460   1,025
 PREFERRED CLASS                                                                        73   227   395     883

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of August 31, 2004 this range was between approximately $503 million and $346 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund. They oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks (up to 25% of assets) may also be purchased in keeping with Fund objectives. Futures and options may be employed from time to time to manage flows of cash into and out of the Fund. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns mare dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 163.4%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price became the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -7.90
2002    -16.96
2003    23.36



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  14.14%
                            LOWEST  Q3 '02  -15.62%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.43%; Advisors Preferred Class is 2.52%;
Select Class is 2.72%; and Preferred Class is 2.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                23.36                                N/A                       N/A           -1.24
 ADVISORS PREFERRED CLASS..                23.36                                N/A                       N/A           -1.10
 SELECT CLASS..............                24.00                                N/A                       N/A           -0.86
 PREFERRED CLASS...........                23.77                                N/A                       N/A           -0.84
 S&P 500 Index ............                28.67                              -0.57                     11.06
 Morningstar Large Blend
 Category .................                26.72                              -0.43                      9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474  $818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.


MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of August 31, 2004, the range was between approximately $503 million and $346 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns mare dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -17.44
2002    -25.35
2003    26.92



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  13.99%
                            LOWEST  Q3 '02  -17.75%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.83%; Advisors Preferred Class is 3.95%;
Select Class is 4.09%; and Preferred Class is 4.08%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                26.92                                N/A                       N/A           -8.27
 ADVISORS PREFERRED CLASS..                27.31                                N/A                       N/A           -8.08
 SELECT CLASS..............                27.38                                N/A                       N/A           -7.95
 PREFERRED CLASS...........                27.70                                N/A                       N/A           -7.80
 S&P 500 Index ............                28.67                              -0.57                     11.06
 Morningstar Large Blend
 Category .................                26.72                              -0.43                      9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.45%     0.45%      0.45%    0.45%      0.45%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.33%     1.20%      1.02%    0.83%      0.71%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $135  $421  $729  $1,601
 ADVISORS SELECT CLASS                                                                 122   381   660   1,455
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248
 SELECT CLASS                                                                           85   265   460   1,025
 PREFERRED CLASS                                                                        73   227   395     883

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor, GMO, believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, GMO considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


In addition to the main investment strategies described above, GMO may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns mare dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 162.8%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO became the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    22.60



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  11.39%
                            LOWEST  Q1 '03  -1.70%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
0.41%; Advisors Preferred Class is 0.57%;
Select Class is 0.65%; and Preferred Class is 0.65%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                22.60                                N/A                       N/A           22.53
 ADVISORS PREFERRED CLASS..                22.80                                N/A                       N/A           22.73
 SELECT CLASS..............                23.00                                N/A                       N/A           22.93
 PREFERRED CLASS...........                23.20                                N/A                       N/A           23.13
 Russell 1000 Growth Index                 29.76                              -5.11                      9.21
 S&P 500 Index ............                28.67                              -0.57                     11.06
 Morningstar Large Growth
 Category .................                28.55                              -3.20                      7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies in the Russell 1000 Growth Index (as of August 31, 2004, this range was between approximately $530 million and $346.1 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives then the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS
The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. Rowe Price become the Sub-Advisor to the Fund on August 24, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -15.07
2002    -28.41
2003    23.22



                          The Fund's Advisors Select highest/lowest quarterly returns during this time period were:
                           HIGHESTQ4 '0112.73%
                           LOWEST Q1 '01-18.23%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.11%; Advisors Preferred Class is 2.20%;
Select Class is 2.36%; and Preferred Class is 2.35%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                   N/A                                    N/A                        N/A
 ADVISORS SELECT CLASS.                 23.22                                    N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 23.26                                    N/A                        N/A
 SELECT CLASS..........                 23.54                                    N/A                        N/A
 PREFERRED CLASS.......                 23.77                                    N/A                        N/A
 Russell 1000 Growth
 Index/(1)/ ...........                 29.76                                  -5.11                       9.21
 S&P 500 Index ........                 28.67                                  -0.57                      11.06
 Morningstar Large
 Growth Category......                  28.55                                  -3.20                       7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
                           LIFE OF FUND*
 ADVISORS SIGNATURE              N/A
 CLASS.................
 ADVISORS SELECT CLASS.       -10.74
 ADVISORS PREFERRED           -10.13
 CLASS.................
 SELECT CLASS..........       -10.41
 PREFERRED CLASS.......       -10.24
 Russell 1000 Growth
 Index/(1)/ ...........
 S&P 500 Index ........
 Morningstar Large
 Growth Category......
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of August 31, 2004, the range was between approximately $530 million and $346.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund(e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 187.1%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -18.40
2002    -26.52
2003    24.96



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0114.47%
                            LOWEST Q1 '01-19.72%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.02%; Advisors Preferred Class is 2.01%;
Select Class is 2.00%; and Preferred Class is 1.99%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                      N/A               N/A
 ADVISORS SELECT CLASS.....                24.96                                N/A                      N/A            -10.75
 ADVISORS PREFERRED CLASS..                25.00                                N/A                      N/A            -10.59
 SELECT CLASS..............                25.42                                N/A                      N/A            -10.40
 PREFERRED CLASS...........                25.71                                N/A                      N/A            -10.28
 Russell 1000 Growth Index                 29.76                              -5.11                     9.21
 Morningstar Large Growth
 Category .................                28.55                              -3.20                     7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
  *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
  *Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of August 31, 2004, this range was between approximately $530 million and $346.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    4.96
2002    -14.14
2003    26.46



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  15.40%
                            LOWEST  Q3 '02  -18.62%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.24%; Advisors Preferred Class is 3.32%;
Select Class is 0.65%; and Preferred Class is 3.48%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                26.46                                N/A                       N/A            5.98
 ADVISORS PREFERRED CLASS..                26.74                                N/A                       N/A            6.93
 SELECT CLASS..............                26.98                                N/A                       N/A            6.34
 PREFERRED CLASS...........                27.08                                N/A                       N/A            6.49
 Russell 1000 Value Index .                30.03                               3.57                     11.87
 Morningstar Large Value
 Category .................                28.40                               2.53                      9.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.20      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                             139   434   750   1,646
 SELECT CLASS                                                                         120   375   649   1,432
 PREFERRED CLASS                                                                      108   337   585   1,294

PARTNERS LARGECAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of August 31, 2004 this range was between approximately $530 million and $346.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Key to the process used by the Sub-Advisor, UBS Global AM, in selecting securities for the Fund is fundamental investment research. UBS Global AM focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits. UBS Global AM uses "uncommon" sources of information where, using a long-term focus, its analysts gather information concerning the ability of individual companies to generate profits, as well as analyze industry competitive strategy, structure and global integration.


UBS Global AM follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

As the inception date of the Fund is June 1, 2004, historical performance information is not available. The Advisors Signature shares were added on September 27, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.80%     0.80%      0.80%    0.80%      0.80%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.68%     1.55%      1.37%    1.18%      1.06%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $171  $530  $913  $1,987
 ADVISORS SELECT CLASS                                                                    158   490   845   1,845
 ADVISORS PREFERRED CLASS                                                                 139   434   750   1,646
 SELECT CLASS                                                                             120   375   649   1,432
 PREFERRED CLASS                                                                          108   337   585   1,294

DOMESTIC STOCK - MIDCAP FUNDS

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of August 31, 2004, this range was between approximately $530 million and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells
Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -3.93
2002    -9.07
2003    31.03



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  14.00%
                            LOWEST  Q3 '01  -10.69%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
5.88%; Advisors Preferred Class is 6.12%;
Select Class is 6.14%; and Preferred Class is 6.21%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                31.03                                N/A                       N/A            5.92
 ADVISORS PREFERRED CLASS..                31.21                                N/A                       N/A            6.12
 SELECT CLASS..............                33.02                                N/A                       N/A            6.69
 PREFERRED CLASS...........                31.62                                N/A                       N/A            6.44
 Russell Midcap Index .....                40.08                               7.24                     12.18
 Morningstar Mid-Cap Blend
 Category .................                36.42                               7.78                     11.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                 143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477
 SELECT CLASS                                                                          105   328   569   1,259
 PREFERRED CLASS                                                                        93   290   504   1,120

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of August 31, 2004, this range was between approximately $530 million and $13.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 356.1%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -25.40
2002    -40.85
2003    31.65



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0135.32%
                            LOWEST Q3 '01-36.54%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
4.92%; Advisors Preferred Class is 5.07%;
Select Class is 5.05%; and Preferred Class is 5.20%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                      N/A               N/A
 ADVISORS SELECT CLASS.....                31.65                                N/A                      N/A            -17.26
 ADVISORS PREFERRED CLASS..                32.06                                N/A                      N/A            -17.08
 SELECT CLASS..............                32.14                                N/A                      N/A            -16.97
 PREFERRED CLASS...........                32.54                                N/A                      N/A            -16.82
 Russell Midcap Growth
 Index ....................                42.72                               2.01                     9.41
 Morningstar Mid-Cap Growth
 Category .................                36.09                               2.61                     8.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                 143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477
 SELECT CLASS                                                                          105   328   569   1,259
 PREFERRED CLASS                                                                        93   290   504   1,120

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of August 31, 2004, the market capitalization range of the Index was between approximately $210 million and $8.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -1.53
2002    -15.84
2003    34.19



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0117.52%
                            LOWEST  Q3 '02  -16.80%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
5.48%; Advisors Preferred Class is 5.66%;
Select Class is 5.75%; and Preferred Class is 5.83%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                34.19                                N/A                       N/A            4.62
 ADVISORS PREFERRED CLASS..                34.58                                N/A                       N/A            4.80
 SELECT CLASS..............                34.56                                N/A                       N/A            4.96
 PREFERRED CLASS...........                34.82                                N/A                       N/A            5.10
 S&P MidCap 400 Index .....                35.59                               9.20                     13.91
 Morningstar Mid-Cap Blend
 Category .................                36.42                               7.78                     11.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                  92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                               74   230   401     894
 SELECT CLASS                                                                           54   170   296     665
 PREFERRED CLASS                                                                        42   132   230     518

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of August 31, 2004, this range was between approximately $530 million and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 221.2%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    2.72
2002    -8.28
2003    27.20



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  14.85%
                            LOWEST  Q3 '02  -12.77%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.56%; Advisors Preferred Class is 3.74%;
Select Class is 3.77%; and Preferred Class is 3.84%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                27.20                                N/A                       N/A            7.94
 ADVISORS PREFERRED CLASS..                27.35                                N/A                       N/A            7.96
 SELECT CLASS..............                27.60                                N/A                       N/A            7.87
 PREFERRED CLASS...........                27.65                                N/A                       N/A            8.11
 Russell Midcap Value Index                38.06                               8.73                     13.04
 Morningstar Mid-Cap Value
 Category .................                34.38                               9.11                     11.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.65%     0.65%      0.65%    0.65%      0.65%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.53%     1.40%      1.22%    1.03%      0.91%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $156  $483  $834  $1,824
 ADVISORS SELECT CLASS                                                                143   443   766   1,680
 ADVISORS PREFERRED CLASS                                                             124   387   670   1,477
 SELECT CLASS                                                                         105   328   569   1,259
 PREFERRED CLASS                                                                       93   290   504   1,120

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of August 31, 2004, this range was between approximately $530 million and $13.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -28.04
2002    -32.58
2003    47.93



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0124.92%
                            LOWEST Q3 '01-31.51%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.93%; Advisors Preferred Class is 3.01%;
Select Class is 3.16%; and Preferred Class is 3.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                      N/A               N/A
 ADVISORS SELECT CLASS.....                47.93                                N/A                      N/A            -11.55
 ADVISORS PREFERRED CLASS..                47.97                                N/A                      N/A            -11.00
 SELECT CLASS..............                48.24                                N/A                      N/A            -11.23
 PREFERRED CLASS...........                48.93                                N/A                      N/A            -11.04
 Russell Midcap Growth
 Index ....................                42.72                               2.01                     9.41
 Morningstar Mid-Cap Growth
 Category .................                36.09                               2.61                     8.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of August 31, 2004, this range was between approximately $530 million and $13.2 billion)) at the time of purchase. In the view of the Sub-Advisor, Dreyfus, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Dreyfus uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

The inception date of the Fund is December 15, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were added to the Fund on June 1, 2004. The Advisors Signature Class was added to the Fund on September 27, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                    178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                 160   496     855   1,867
 SELECT CLASS                                                                             140   437     755   1,657
 PREFERRED CLASS                                                                          128   400     692   1,523

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of August 31, 2004, this range was between approximately $530 million and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -2.52
2002    -10.54
2003    34.83



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  14.40%
                            LOWEST  Q3 '02  -14.54%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
7.40%; Advisors Preferred Class is 7.50%;
Select Class is 7.63%; and Preferred Class is 7.69%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                34.83                                N/A                       N/A            7.59
 ADVISORS PREFERRED CLASS..                35.12                                N/A                       N/A            8.22
 SELECT CLASS..............                35.42                                N/A                       N/A            8.00
 PREFERRED CLASS...........                35.56                                N/A                       N/A            8.12
 Russell Midcap Value Index                38.06                               8.73                     13.04
 Morningstar Mid-Cap Value
 Category .................                34.38                               9.11                     11.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of August 31, 2004, the range was between approximately $530 million and $14.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, GSAM. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The inception date of the Fund is December 15, 2003. Advisors Select, Advisors Preferred, Select and Preferred shares were added to the Fund on June 1, 2004. Advisors Signature shares were added to the Fund on September 27, 2004.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                    178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                                 160   496     855   1,867
 SELECT CLASS                                                                             140   437     755   1,657
 PREFERRED CLASS                                                                          128   400     692   1,523

DOMESTIC STOCKS - SMALLCAP FUNDS

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index (as of August 31, 2004, this range was between approximately $35 million and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Dreyfus, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    43.42



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  21.83%
                            LOWEST  Q1 '03  -4.80%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
6.88%; Advisors Preferred Class is 7.01%;
Select Class is 7.15%; and Preferred Class is 7.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                43.42                                N/A                       N/A           43.42
 ADVISORS PREFERRED CLASS..                43.72                                N/A                       N/A           43.72
 SELECT CLASS..............                43.91                                N/A                       N/A           43.91
 PREFERRED CLASS...........                44.11                                N/A                       N/A           44.11
 S&P SmallCap 600 Index ...                38.77                               9.66                     11.43
 Morningstar Small Blend
 Category .................                42.77                              10.83                     10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 30, 2002.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88      1.75       1.57     1.38       1.26
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of August 31, 2004, the range was between approximately $70 million and $2.4 billion) at the time of purchase). The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Alliance became Sub-Advisor to the Fund on March 29, 2003.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -14.43
2002    -40.98
2003    46.43



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHESTQ4 '01  26.89%
                            LOWEST Q3 '01 -26.61%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.66%; Advisors Preferred Class is 3.77%;
Select Class is 3.75%; and Preferred Class is 3.99%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                      N/A              N/A
 ADVISORS SELECT CLASS.....                46.43                                N/A                      N/A            -8.18
 ADVISORS PREFERRED CLASS..                46.64                                N/A                      N/A            -8.02
 SELECT CLASS..............                47.05                                N/A                      N/A            -7.82
 PREFERRED CLASS...........                46.88                                N/A                      N/A            -7.62
 Russell 2000 Growth Index                 48.53                               0.85                     5.43
 Morningstar Small Growth
 Category .................                45.00                               6.20                     8.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                             170   526     907   1,976
 SELECT CLASS                                                                         151   468     808   1,768
 PREFERRED CLASS                                                                      138   431     745   1,635

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.



MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of August 31, 2004, this range was between approximately $70 million and $2.4 billion) at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

UBS Global AM became the Fund's Sub-Advisor on April 22, 2002. Emerald became Sub-Advisor to the Fund on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -20.88
2002    -25.71
2003    43.80



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0129.65%
                            LOWEST Q3 '01-31.33%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-0.38%; Advisors Preferred Class is -0.38%;
Select Class is -0.38%; and Preferred Class is -0.25%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                   N/A                                   N/A                        N/A
 ADVISORS SELECT CLASS.                 43.80                                   N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 44.49                                   N/A                        N/A
 SELECT CLASS..........                 44.59                                   N/A                        N/A
 PREFERRED CLASS.......                 44.71                                   N/A                        N/A
 S&P SmallCap 600/Barra
 Growth Index..........                 37.32                                  6.67                       8.75
 Russell 2000 Growth
 Index/(1)/ ...........                 48.53                                  0.85                       5.43
 Morningstar Small
 Growth Category.......                 45.00                                  6.20                       8.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
                           LIFE OF FUND*
 ADVISORS SIGNATURE             N/A
 CLASS.................
 ADVISORS SELECT CLASS.       -9.25
 ADVISORS PREFERRED           -8.84
 CLASS.................
 SELECT CLASS..........       -8.77
 PREFERRED CLASS.......       -8.58
 S&P SmallCap 600/Barra
 Growth Index..........
 Russell 2000 Growth
 Index/(1)/ ...........
 Morningstar Small
 Growth Category.......
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS SMALLCAP GROWTH FUND III
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2500 Growth Index (as of August 31, 2004, the range was between approximately $70 million and $6.5 billion) at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama, the Sub-Advisor, utilizes a fundamental, bottom-up approach to security selection. In selecting securities for the Fund, Mazama performs a detailed analysis of company financials using a proprietary Price/Performance Model. The Model focuses on two main valuation components: estimates of a company's return-on-equity versus the forward price-to-earnings ratio as a measure of a current value and on a company's earnings growth versus the forward price-to-earnings ratio. Mazama also conducts ongoing discussions with company executives and key employees as well as visits to evaluate company operations first hand. Though Mazama does not incorporate top-down analysis in its investment process, it does incorporate knowledge of broad economic themes and trends to provide a backdrop for its bottom-up research. After identifying interesting investment opportunities, Mazama looks at other top companies in that sector to evaluate the overall attractiveness of the specific company as well as other companies in that sector.


Mazama's determination to sell a security from the Fund's portfolio is based on either a deterioration in the company's fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of the Fund is June 1, 2004, historical performance information is not available. The Advisors Signature Class was added to the Fund on September 27, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                             170   526     907   1,976
 SELECT CLASS                                                                         151   468     808   1,768
 PREFERRED CLASS                                                                      138   431     745   1,635

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

The Manager has selected Ark Asset and LA Capital as sub-advisors to the Fund.



MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Value Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Ark Asset has been Sub-Advisor to the Fund since its inception on March 1, 2001. LA Capital was added as an additional Sub-Advisor on September 1, 2004.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.84
2003    36.81



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  19.20%
                            LOWEST  Q3 '02  -21.03%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
5.85%; Advisors Preferred Class is 6.03%;
Select Class is 6.07%; and Preferred Class is 6.12%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                   N/A                                    N/A                        N/A
 ADVISORS SELECT CLASS.                 36.81                                    N/A                        N/A
 ADVISORS PREFERRED
 CLASS.................                 37.06                                    N/A                        N/A
 SELECT CLASS..........                 37.35                                    N/A                        N/A
 PREFERRED CLASS.......                 37.63                                    N/A                        N/A
 Russell 2000 Value
 Index ................                 46.02                                  12.28                      12.70
 Morningstar Small
 Value Category........                 42.71                                  12.86                      12.80
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.
                           LIFE OF FUND*
 ADVISORS SIGNATURE             N/A
 CLASS.................
 ADVISORS SELECT CLASS.       12.58
 ADVISORS PREFERRED           12.81
 CLASS.................
 SELECT CLASS..........       13.01
 PREFERRED CLASS.......       13.21
 Russell 2000 Value
 Index ................
 Morningstar Small
 Value Category........
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of August 31, 2004, this range was between approximately $80 million and $2 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Fund will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Fund.


The Fund may also purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment. The Fund is not designed for investors seeking income or conservation of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2003    49.18



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  23.10%
                            LOWEST  Q1 '03  -4.57%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
7.92%; Advisors Preferred Class is 8.04%;
Select Class is 8.17%; and Preferred Class is 8.24%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                49.18                                N/A                       N/A           50.06
 ADVISORS PREFERRED CLASS..                49.38                                N/A                       N/A           50.26
 SELECT CLASS..............                49.73                                N/A                       N/A           50.61
 PREFERRED CLASS...........                49.90                                N/A                       N/A           50.78
 Russell 2000 Value Index .                46.02                              12.28                     12.70
 Morningstar Small Value
 Category .................                42.71                              12.86                     12.80
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 30, 2002.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS SMALLCAP VALUE FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies which the Sub-Advisor, Dimensional, believes to be value stocks at the time of purchase. As of the date of this Prospectus, Dimensional considers companies whose market capitalizations typically are in the lowest 8% of the domestic market universe of operating companies at the time of purchase to be small companies. As a non-fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of such small companies. Up to 25% of the Fund's assets may be invested in foreign securities.

Dimensional uses a disciplined approach to constructing the Fund's portfolio. Dimensional typically divides the universe into size and style categories and then analyzes the securities themselves to evaluate their fit in Dimensional's universe.


Dimensional considers a security to be a value stock primarily because the company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

As the inception date of the Fund is June 1, 2004, historical performance information is not available. The Advisors Signature Class was added to the Fund on September 27, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of August 31, 2004, this range was between approximately $70 million and $2.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.66
2002    -17.51
2003    41.74



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  19.73%
                            LOWEST  Q3 '02  -16.16%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.84%; Advisors Preferred Class is 3.98%;
Select Class is 4.12%; and Preferred Class is 4.16%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                41.74                                N/A                       N/A            9.50
 ADVISORS PREFERRED CLASS..                42.00                                N/A                       N/A            9.65
 SELECT CLASS..............                42.21                                N/A                       N/A            9.73
 PREFERRED CLASS...........                42.40                                N/A                       N/A           10.00
 Russell 2000 Index .......                47.25                               7.13                      9.48
 Morningstar Small Blend
 Category .................                42.77                              10.83                     10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of August 31, 2004, the range was between approximately $70 million and $2.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 214.6%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    0.69
2002    -39.61
2003    47.61



                          The Fund's Advisors Select highest/lowest quarterly returns during this time period were:
                           HIGHESTQ4 '0133.46%
                           LOWEST Q3 '01-33.27%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
4.79%; Advisors Preferred Class is 5.17%;
Select Class is 5.38%; and Preferred Class is 5.38%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                      N/A              N/A
 ADVISORS SELECT CLASS.....                47.61                                N/A                      N/A            -4.79
 ADVISORS PREFERRED CLASS..                47.71                                N/A                      N/A            -4.68
 SELECT CLASS..............                48.01                                N/A                      N/A            -4.51
 PREFERRED CLASS...........                48.20                                N/A                      N/A            -4.47
 Russell 2000 Growth Index                 48.53                               0.85                     5.43
 Morningstar Small Growth
 Category .................                45.00                               6.20                     8.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of August 31, 2004, the market capitalization range of the Index was between approximately $35 million and $3.3 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    5.64
2002    -15.60
2003    37.69



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0120.39%
                            LOWEST  Q3 '02  -18.81%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
9.44%; Advisors Preferred Class is 9.55%;
Select Class is 9.67%; and Preferred Class is 9.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                37.69                                N/A                       N/A            9.27
 ADVISORS PREFERRED CLASS..                37.50                                N/A                       N/A            9.40
 SELECT CLASS..............                37.76                                N/A                       N/A            9.60
 PREFERRED CLASS...........                37.93                                N/A                       N/A            9.69
 S&P SmallCap 600 Index ...                38.77                               9.66                     11.43
 Morningstar Small Blend
 Category .................                42.77                              10.83                     10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.15%     0.15%      0.15%    0.15%      0.15%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.03%     0.90%      0.72%    0.53%      0.41%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $105  $328  $569  $1,259
 ADVISORS SELECT CLASS                                                                 92   287   498   1,108
 ADVISORS PREFERRED CLASS                                                              74   230   401     894
 SELECT CLASS                                                                          54   170   296     665
 PREFERRED CLASS                                                                       42   132   230     518

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of August 31, 2004, this range was between approximately $80 million and $2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Principal, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 168.3%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    9.33
2002    -3.36
2003    42.56



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  23.04%
                            LOWEST  Q3 '02  -16.36%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
6.36%; Advisors Preferred Class is 6.47%;
Select Class is 6.53%; and Preferred Class is 6.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                  N/A                                N/A                       N/A             N/A
 ADVISORS SELECT CLASS.....                42.56                                N/A                       N/A           16.67
 ADVISORS PREFERRED CLASS..                42.75                                N/A                       N/A           16.88
 SELECT CLASS..............                43.07                                N/A                       N/A           17.06
 PREFERRED CLASS...........                43.34                                N/A                       N/A           17.23
 Russell 2000 Value Index .                46.02                              12.28                     12.70
 Morningstar Small Value
 Category .................                42.71                              12.86                     12.80
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                             134   418   723   1,590
 SELECT CLASS                                                                         115   359   622   1,375
 PREFERRED CLASS                                                                      103   322   558   1,236

FIXED INCOME/STABLE FUNDS

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or

.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2003, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

61.64% in securities       15.69% in securities       0.03% in securities rated
rated Aaa                  rated Baa                  B
4.67% in securities rated  5.22% in securities rated  0.03% in securities rated
Aa                         Ba                         Ca
12.72% in securities
rated A



The above percentages for Ba and B rated securities include 2.89% and 2.52%, respectively, of unrated securities which have been determined by the Manager to be of comparable quality.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration .




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.76
2002    8.09
2003    3.38



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ3 '014.03%
                            LOWEST Q4 '01-0.55%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-0.18%; Advisors Preferred Class is -0.09%;
Select Class is 0.00%; and Preferred Class is 0.16%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS....                 N/A                               N/A                      N/A              N/A
 ADVISORS SELECT CLASS.......                3.38                               N/A                      N/A             6.35
 ADVISORS PREFERRED CLASS....                3.56                               N/A                      N/A             6.63
 SELECT CLASS................                4.29                               N/A                      N/A             7.20
 PREFERRED CLASS ............
                                             3.88                               N/A                      N/A             6.94
 Lehman Brothers Aggregate
 Bond Index..................                4.11                              6.62                     6.95
 Morningstar
 Intermediate-Term Bond
 Category ...................                4.92                              5.67                     6.08
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.55%     0.55%      0.55%    0.55%      0.55%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.43%     1.30%      1.12%    0.93%      0.81%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $146  $452  $782  $1,713
 ADVISORS SELECT CLASS                                                                 132   412   713   1,568
 ADVISORS PREFERRED CLASS                                                              114   356   617   1,363
 SELECT CLASS                                                                           95   296   515   1,143
 PREFERRED CLASS                                                                        83   259   450   1,002

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
    . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    3.37
2003    2.37



                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754



Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
0.92%; Advisors Preferred Class is 1.01%;
Select Class is 1.10%; and Preferred Class is 1.16%. On July 29, 2004, the
Fund converted to a money market fund.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                           PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS......                N/A                               N/A                     N/A              N/A
 ADVISORS SELECT CLASS.........               2.37                               N/A                     N/A             3.08
 ADVISORS PREFERRED CLASS......               2.53                               N/A                     N/A             3.25
 SELECT CLASS..................               2.73                               N/A                     N/A             3.43
 PREFERRED CLASS ..............
                                              2.85                               N/A                     N/A             3.57
 Lehman Brothers Mutual Fund
 U.S. Govt. 1-3 Year Index ....               2.02                              5.51                    5.66
 Morningstar Short-Term Bond
 Category .....................               2.39                              5.07                    5.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED             SELECT              PREFERRED
                                CLASS                 CLASS                CLASS                CLASS                CLASS
 Management Fees.......         0.40%                 0.40%                0.40%                0.40%                0.40%
 12b-1 Fees............         0.35                  0.30                 0.25                 0.10                  N/A
 Other Expenses** .....         0.53                  0.45                 0.32                 0.28                 0.26
                                ----                  ----                 ----                 ----                 ----
   TOTAL FUND OPERATING
               EXPENSES         1.28%                 1.15%                0.97%                0.78%                0.66%
 ** Other Expenses:
    Service Fee .......         0.25%                 0.25%                0.17%                0.15%                0.15%
    Administrative
  Service Fee..........         0.28                  0.20                 0.15                 0.13                 0.11
 *The table reflects a reduction from 0.52% to 0.40% in the management fees payable by the Fund and the termination of wrapper premium expenses in connection with its conversion to a money market fund. In addition, the Manager has voluntarily agreed to limit the expenses paid by the Fund through the period ending February 28, 2005. It will pay expenses normally payable by the
  Fund to the extent necessary to assure that the value of the Fund's shares does not fall to less than one dollar.

 *

 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                             1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                 $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                     117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                                   99   309   536   1,190
 SELECT CLASS                                                                               80   249   433     966
 PREFERRED CLASS                                                                            67   211   368     822

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Account's securities do not affect interest income on securities already held by the Account, but are reflected in the Account's price per share. Since the magnitude of these fluctuations generally is greater at times when the Account's average maturity is longer, under certain market conditions the Account may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Account.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Account to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.27
2002    7.89
2003    0.94



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ3 '01 4.01%
                            LOWEST  Q3 '03  -0.96%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-0.02%; Advisors Preferred Class is 0.07%;
Select Class is 0.17%; and Preferred Class is 0.13%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                        PAST 1 YEAR                        PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..                 N/A                                 N/A                      N/A              N/A
 ADVISORS SELECT CLASS.....                0.94                                 N/A                      N/A             5.21
 ADVISORS PREFERRED CLASS..                1.12                                 N/A                      N/A             5.38
 SELECT CLASS..............                1.31                                 N/A                      N/A             5.64
 PREFERRED CLASS...........                1.53                                 N/A                      N/A             5.79
 Lehman Brothers
 Government/Mortgage
 Index/(1)/................                2.73                                6.34                     6.76
 Lehman Brothers Mortgage
 Backed Securities Index ..                3.05                                6.55                     6.89
 Morningstar Intermediate
 Government Category.......                2.15                                5.51                     5.81
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration .




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 186.2%.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.62
2002    9.07
2003    2.92



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHESTQ3 '01  4.52%
                            LOWEST Q4 '01 -0.79%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-0.06%; Advisors Preferred Class is 0.03%;
Select Class is 0.13%; and Preferred Class is 0.09%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS....                 N/A                               N/A                      N/A              N/A
 ADVISORS SELECT CLASS.......                2.92                               N/A                      N/A             6.47
 ADVISORS PREFERRED CLASS....                3.20                               N/A                      N/A             6.68
 SELECT CLASS................                3.40                               N/A                      N/A             6.87
 PREFERRED CLASS.............                3.51                               N/A                      N/A             7.05
 Lehman Brothers Aggregate
 Bond Index.................                 4.11                              6.62                     6.95
 Morningstar
 Intermediate-Term Bond
 Category ...................                4.92                              5.67                     6.08
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is greater than six-years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    5.35
2002    10.37
2003    3.48



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q3 '02  5.93%
                            LOWEST  Q3 '03  -1.13%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-0.40%; Advisors Preferred Class is -0.31%;
Select Class is -0.31%; and Preferred Class is -0.25%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                         PAST 1 YEAR                       PAST 5 YEARS             PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS....                 N/A                               N/A                      N/A              N/A
 ADVISORS SELECT CLASS.......                3.48                               N/A                      N/A             6.80
 ADVISORS PREFERRED CLASS....                3.57                               N/A                      N/A             6.95
 SELECT CLASS................                3.86                               N/A                      N/A             7.17
 PREFERRED CLASS.............                3.99                               N/A                      N/A             7.23
 Lehman Brothers Long Term
 Gov't./Credit Bond Index ...               14.81                              8.10                     9.03
 Lehman Brothers
 Government/Credit Bond
 Index/(1)/                                  4.68                              6.65                     6.98
 Morningstar Long-Term Bond
 Category ...................                7.98                              6.33                     6.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    6.44
2002    6.98
2003    2.01



                          The Fund's Advisors Select highest/lowest quarterly
                          returns during this time period were:
                           HIGHESTQ3 '01  3.68%
                           LOWEST Q4 '01 -1.10%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-0.56%; Advisors Preferred Class is 0.02%;
Select Class is -0.28%; and Preferred Class is -0.31%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                              PAST 1 YEAR                    PAST 5 YEARS           PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..........               N/A                             N/A                    N/A              N/A
 ADVISORS SELECT CLASS.............              2.01                             N/A                    N/A             5.37
 ADVISORS PREFERRED CLASS..........              2.19                             N/A                    N/A             5.64
 SELECT CLASS......................              2.41                             N/A                    N/A             5.51
 PREFERRED CLASS...................              2.51                             N/A                    N/A             5.89
 Lehman Brothers Mutual Fund 1-5
 Gov't./Credit Index..............               3.35                            6.26                   6.24
 Morningstar Short-Term Bond
 Category .........................              2.39                            5.07                   5.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.40%     0.40%      0.40%    0.40%      0.40%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.28%     1.15%      0.97%    0.78%      0.66%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.

INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.


REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.


U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    3.28
2002    0.72
2003    0.08



                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
0.00%; Advisors Preferred Class is 0.06%;
Select Class is 0.16%; and Preferred Class is 0.22%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 ADVISORS SIGNATURE CLASS..................          N/A                 N/A                  N/A                     N/A
 ADVISORS SELECT CLASS.....................         0.08                 N/A                  N/A                    1.45
 ADVISORS PREFERRED CLASS..................         0.23                 N/A                  N/A                    1.62
 SELECT CLASS..............................         0.40                 N/A                  N/A                    1.81
 PREFERRED CLASS...........................         0.55                 N/A                  N/A                    1.94

 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES*

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED             SELECT              PREFERRED
                                CLASS                 CLASS                CLASS                CLASS                CLASS
 Management Fees.......         0.40%                 0.40%                0.40%                0.40%                0.40%
 12b-1 Fees............         0.35                  0.30                 0.25                 0.10                  N/A
 Other Expenses** .....         0.53                  0.45                 0.32                 0.28                 0.26
                                ----                  ----                 ----                 ----                 ----
   TOTAL FUND OPERATING
               EXPENSES         1.28%                 1.15%                0.97%                0.78%                0.66%
 ** Other Expenses:
    Service Fee .......         0.25%                 0.25%                0.17%                0.15%                0.15%
    Administrative
  Service Fee..........         0.28                  0.20                 0.15                 0.13                 0.11
 *The Manager has voluntarily agreed to limit the expenses paid by the Fund through the period ending February 28, 2005. It will pay expenses normally payable by the Fund to the extent necessary to assure that the net asset value of the Fund's shares does not fall to less than one dollar.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $130  $406  $702  $1,545
 ADVISORS SELECT CLASS                                                                 117   365   633   1,398
 ADVISORS PREFERRED CLASS                                                               99   309   536   1,190
 SELECT CLASS                                                                           80   249   433     966
 PREFERRED CLASS                                                                        67   211   368     822

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers.

The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Spectrum believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if Spectrum's judgment proves incorrect.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The inception date of the Fund is May 1, 2002. Advisors Select, Advisors Preferred, Select and Preferred shares were added to the Fund on June 1, 2004. Advisors Signature shares were added on September 27, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.75%     0.75%      0.75%    0.75%      0.75%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.63%     1.50%      1.32%    1.13%      1.01%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3     5      10
 ADVISORS SIGNATURE CLASS                                                                $166  $514  $887  $1,933
 ADVISORS SELECT CLASS                                                                    153   474   818   1,791
 ADVISORS PREFERRED CLASS                                                                 134   418   723   1,590
 SELECT CLASS                                                                             115   359   622   1,375
 PREFERRED CLASS                                                                          103   322   558   1,236

BALANCED/ASSET ALLOCATION FUNDS

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. As the Fund invests primarily in underlying funds that invest in fixed-income securities (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. The Fund may also invest in underlying funds which invest primarily in equity securities.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS
.. Stock market volatility. The net asset value of the underlying fund shares is effected by changes in the value of the securities it owns. The prices of equity securities may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.
.. Foreign investing.Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolio. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.

.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). Purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of August 31, 2004, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage            35.5%    Partners LargeCap Growth      2.1
      Securities                          II
      International II            3.4     Partners LargeCap Value       2.9
      LargeCap Growth             2.2     Preferred Securities          7.4
      LargeCap S&P 500 Index      5.3     Real Estate Securities       17.8
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.0
      Money Market               19.8




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.59%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -2.42
2003    14.43



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  6.94%
                            LOWEST  Q3 '02  -3.54%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.19%; Advisors Preferred Class is 2.00%;
Select Class is 2.19%; and Preferred Class is 2.28%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                      PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS                N/A                                 N/A                          N/A             N/A
 ADVISORS SELECT CLASS...                 14.43                              N/A                          N/A            4.38
 ADVISORS PREFERRED CLASS                 14.63                              N/A                          N/A            4.57
 SELECT CLASS............                 14.75                              N/A                          N/A            4.75
 PREFERRED CLASS.........                 14.98                              N/A                          N/A            4.91
 S&P 500 Index ..........                 28.67                               -0.57                     11.06
 Lehman Brothers
 Aggregate Bond Index ...                  4.11                                6.62                      6.95
 Morningstar Conservative
 Allocation Category.....                 12.79                                3.75                      7.40
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED              SELECT
                                CLASS                 CLASS                CLASS                CLASS
 Management Fees*......        0.1225%               0.1225%              0.1225%              0.1225%
 12b-1 Fees............        0.3500                0.3000               0.2500               0.1000
 Other Expenses**......        0.5300                0.4500               0.3200               0.2800
                               ------                ------               ------               ------
   TOTAL FUND OPERATING
               EXPENSES        1.0025%               0.8725%              0.6925%              0.5025%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........          0.25%                 0.25%                0.17%                0.15%
   Administrative
   Service Fee.........          0.28                  0.20                 0.15                 0.13

                               PREFERRED
                                 CLASS
 Management Fees*......         0.1225%
 12b-1 Fees............            N/A
 Other Expenses**......         0.2600
                                ------
   TOTAL FUND OPERATING         0.3825%
               EXPENSES
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........           0.15%
   Administrative                 0.11
   Service Fee.........


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is weighted toward underlying funds that invest in fixed-income securities (see table below), the Fund is more subject to the risk of interest rate changes and credit risk than to the risks associated with a stock funds. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of August 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            31.1%    Partners LargeCap Growth      4.2
      Securities                          II
      International II            6.3     Partners LargeCap Value       5.6
      LargeCap Growth             4.3     Preferred Securities          7.6
      LargeCap S&P 500 Index     10.6     Real Estate Securities       13.5
      LargeCap Value              3.1     SmallCap S&P 600 Index        4.3
      Money Market                9.4

Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.59%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -5.07
2003    17.90



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  8.50%
                            LOWEST  Q3 '02  -5.56%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.10%; Advisors Preferred Class is 2.10%;
Select Class is 2.20%; and Preferred Class is 2.38%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                      PAST 1 YEAR                         PAST 5 YEARS              PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS                N/A                                 N/A                          N/A             N/A
 ADVISORS SELECT CLASS...                 17.90                              N/A                          N/A            4.14
 ADVISORS PREFERRED CLASS                 18.11                              N/A                          N/A            4.33
 SELECT CLASS............                 18.22                              N/A                          N/A            4.51
 PREFERRED CLASS.........                 18.38                              N/A                          N/A            4.61
 S&P 500 Index ..........                 28.67                               -0.57                     11.06
 Lehman Brothers
 Aggregate Bond Index ...                  4.11                                6.62                      6.95
 Morningstar Conservative
 Allocation Category....                  12.79                                3.75                      7.40
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED              SELECT
                                CLASS                 CLASS                CLASS                CLASS
 Management Fees*......        0.1225%               0.1225%              0.1225%              0.1225%
 12b-1 Fees............        0.3500                0.3000               0.2500               0.1000
 Other Expenses**......        0.5300                0.4500               0.3200               0.2800
                               ------                ------               ------               ------
   TOTAL FUND OPERATING
               EXPENSES        1.0025%               0.8725%              0.6925%              0.5025%
  *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........          0.25%                 0.25%                0.17%                0.15%
   Administrative
   Service Fee.........          0.28                  0.20                 0.15                 0.13

                               PREFERRED
                                 CLASS
 Management Fees*......         0.1225%
 12b-1 Fees............            N/A
 Other Expenses**......         0.2600
                                ------
   TOTAL FUND OPERATING         0.3825%
               EXPENSES
  *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........           0.15%
   Administrative                 0.11
   Service Fee.........


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is weighted toward underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with stock funds than to the risk of interest rate changes and credit risk. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of August 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             26.9%    Partners LargeCap Value      8.3%
      Securities
      International II             9.3     Partners SmallCap Growth     1.4
                                           II
      LargeCap Growth              6.1     Preferred Securities         7.2
      LargeCap S&P 500 Index      16.5     Real Estate Securities       9.7
      LargeCap Value               4.5     SmallCap S&P 600 Index       2.4
      Partners LargeCap Growth     6.2     SmallCap Value               1.5
      II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.61%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -7.68
2003    20.62



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  10.12%
                            LOWEST  Q3 '02  -7.78%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.11%; Advisors Preferred Class is 2.30%;
Select Class is 2.30%; and Preferred Class is 2.39%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                 N/A                                   N/A                           N/A
 ADVISORS SELECT CLASS.                  20.62                                N/A                           N/A
 ADVISORS PREFERRED
 CLASS.................                  20.84                                N/A                           N/A
 SELECT CLASS..........                  21.10                                N/A                           N/A
 PREFERRED CLASS.......                  21.25                                N/A                           N/A
 S&P 500 Index ........                  28.67                                 -0.57                      11.06
 Lehman Brothers
 Aggregate Bond Index .                   4.11                                  6.62                       6.95
 Morningstar Moderate
 Allocation Category..                   20.06                                  2.48                       8.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.
                           LIFE OF FUND*
 ADVISORS SIGNATURE             N/A
 CLASS.................
 ADVISORS SELECT CLASS.        3.91
 ADVISORS PREFERRED            4.11
 CLASS.................
 SELECT CLASS..........        4.29
 PREFERRED CLASS.......        4.42
 S&P 500 Index ........
 Lehman Brothers
 Aggregate Bond Index .
 Morningstar Moderate
 Allocation Category..
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED              SELECT
                                CLASS                 CLASS                CLASS                CLASS
 Management Fees*......        0.1225%               0.1225%              0.1225%              0.1225%
 12b-1 Fees............        0.3500                0.3000               0.2500               0.1000
 Other Expenses**......        0.5300                0.4500               0.3200               0.2800
                               ------                ------               ------               ------
   TOTAL FUND OPERATING
               EXPENSES        1.0025%               0.8725%              0.6925%              0.5025%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........          0.25%                 0.25%                0.17%                0.15%
   Administrative
   Service Fee.........          0.28                  0.20                 0.15                 0.13

                               PREFERRED
                                 CLASS
 Management Fees*......         0.1225%
 12b-1 Fees............            N/A
 Other Expenses**......         0.2600
                                ------
   TOTAL FUND OPERATING         0.3825%
               EXPENSES
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........           0.15%
   Administrative                 0.11
   Service Fee.........


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is weighted toward underlying funds that invest in equity securities (see table below), the Fund is more subject to the risks associated with stock funds than to the risk of interest rate changes and credit risk. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of August 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             20.5%    Partners LargeCap Value      9.6%
      Securities
      International II            10.9     Partners SmallCap Growth     1.9
                                           II
      LargeCap Growth              7.1     Preferred Securities         5.1
      LargeCap S&P 500 Index      19.5     Real Estate Securities       8.1
      LargeCap Value               5.2     SmallCap S&P 600 Index       2.9
      Partners LargeCap Growth     7.2     SmallCap Value               2.0
      II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.61%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.72
2003    22.30



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  11.35%
                            LOWEST  Q3 '02  -10.11%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.54%; Advisors Preferred Class is 2.54%;
Select Class is 2.68%; and Preferred Class is 2.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                 N/A                                   N/A                           N/A
 ADVISORS SELECT CLASS.                  22.30                                N/A                           N/A
 ADVISORS PREFERRED
 CLASS.................                  22.62                                N/A                           N/A
 SELECT CLASS..........                  24.93                                N/A                           N/A
 PREFERRED CLASS.......                  22.88                                N/A                           N/A
 S&P 500 Index ........                  28.67                                 -0.57                      11.06
 Lehman Brothers
 Aggregate Bond Index .                   4.11                                  6.62                       6.95
 Morningstar Moderate
 Allocation Category..                   20.06                                  2.48                       8.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.
                           LIFE OF FUND*
 ADVISORS SIGNATURE             N/A
 CLASS.................
 ADVISORS SELECT CLASS.        2.82
 ADVISORS PREFERRED            3.08
 CLASS.................
 SELECT CLASS..........        3.86
 PREFERRED CLASS.......        3.34
 S&P 500 Index ........
 Lehman Brothers
 Aggregate Bond Index .
 Morningstar Moderate
 Allocation Category..
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED              SELECT
                                CLASS                 CLASS                CLASS                CLASS
 Management Fees*......        0.1225%               0.1225%              0.1225%              0.1225%
 12b-1 Fees............        0.3500                0.3000               0.2500               0.1000
 Other Expenses**......        0.5300                0.4500               0.3200               0.2800
                               ------                ------               ------               ------
   TOTAL FUND OPERATING
               EXPENSES        1.0025%               0.8725%              0.6925%              0.5025%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........          0.25%                 0.25%                0.17%                0.15%
   Administrative
   Service Fee.........          0.28                  0.20                 0.15                 0.13

                               PREFERRED
                                 CLASS
 Management Fees*......         0.1225%
 12b-1 Fees............            N/A
 Other Expenses**......         0.2600
                                ------
   TOTAL FUND OPERATING         0.3825%
               EXPENSES
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........           0.15%
   Administrative                 0.11
   Service Fee.........



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund is heavily weighted toward underlying funds that invest in equity securities (see table below), the Fund is subject to the risks associated with stock funds. The Fund also invests to a limited degree in underlying funds that invest in fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)
.. U.S. Government Sponsored Securities. The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of August 31, 2004, the Fund's assets were allocated among the following underlying funds


      Bond & Mortgage            13.4%    Partners LargeCap Value      11.4%
      Securities
      International II           12.5     Partners SmallCap Growth      2.4
                                          II
      LargeCap Growth             8.4     Preferred Securities          3.7
      LargeCap S&P 500 Index     22.7     Real Estate Securities        5.2
      LargeCap Value              6.0      SmallCap S&P 600 Index       3.4
      Partners LargeCap           8.4     SmallCap Value                2.5
      Growth II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -13.25
2003    23.76



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  12.38%
                            LOWEST  Q3 '02  -12.12%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.81%; Advisors Preferred Class is 2.91%;
Select Class is 2.92%; and Preferred Class is 3.01%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                 N/A                                   N/A                           N/A
 ADVISORS SELECT CLASS.                  23.76                                N/A                           N/A
 ADVISORS PREFERRED
 CLASS.................                  23.75                                N/A                           N/A
 SELECT CLASS..........                  24.01                                N/A                           N/A
 PREFERRED CLASS.......                  24.14                                N/A                           N/A
 S&P 500 Index ........                  28.67                                 -0.57                      11.06
 Lehman Brothers
 Aggregate Bond Index .                   4.11                                  6.62                       6.95
 Morningstar Moderate
 Allocation Category..                   20.06                                  2.48                       8.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.
                           LIFE OF FUND*
 ADVISORS SIGNATURE             N/A
 CLASS.................
 ADVISORS SELECT CLASS.        2.88
 ADVISORS PREFERRED            3.01
 CLASS.................
 SELECT CLASS..........        3.18
 PREFERRED CLASS.......        3.35
 S&P 500 Index ........
 Lehman Brothers
 Aggregate Bond Index .
 Morningstar Moderate
 Allocation Category..
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED              SELECT
                                CLASS                 CLASS                CLASS                CLASS
 Management Fees*......        0.1225%               0.1225%              0.1225%              0.1225%
 12b-1 Fees............        0.3500                0.3000               0.2500               0.1000
 Other Expenses**......        0.5300                0.4500               0.3200               0.2800
                               ------                ------               ------               ------
   TOTAL FUND OPERATING
               EXPENSES        1.0025%               0.8725%              0.6925%              0.5025%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........          0.25%                 0.25%                0.17%                0.15%
   Administrative
   Service Fee.........          0.28                  0.20                 0.15                 0.13

                               PREFERRED
                                 CLASS
 Management Fees*......         0.1225%
 12b-1 Fees............            N/A
 Other Expenses**......         0.2600
                                ------
   TOTAL FUND OPERATING         0.3825%
               EXPENSES
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........           0.15%
   Administrative                 0.11
   Service Fee.........


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocation the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns, volatility assumptions and the Fund's target time horizon. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. As the Fund primarily invests in underlying funds that invest in equity securities (see table below), the primarily risks of the Fund are those associated with stock funds. The Fund also invests in fixed-income underlying funds. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will seek: 1) an order of substitution from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; 3) or a combination of both 1 and 2.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the averse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS
.. Interest rate changes. The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)
.. U.S. Government Sponsored Securities. The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of August 31, 2004, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage             7.3%    Partners LargeCap Value      12.7%
      Securities
      International II           14.6     Partners SmallCap Growth      2.9
                                          II
      LargeCap Growth             9.5     Preferred Securities          2.1
      LargeCap S&P 500 Index     25.3     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        3.9
      Partners LargeCap           9.5     SmallCap Value                3.0
      Growth II




Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -16.31
2003    25.55



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  13.36%
                            LOWEST  Q3 '02  -14.90%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
3.03%; Advisors Preferred Class is 3.23%;
Select Class is 3.13%; and Preferred Class is 3.33%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SIGNATURE
 CLASS.................                 N/A                                   N/A                           N/A
 ADVISORS SELECT CLASS.                  25.55                                N/A                           N/A
 ADVISORS PREFERRED
 CLASS.................                  25.80                                N/A                           N/A
 SELECT CLASS..........                  26.03                                N/A                           N/A
 PREFERRED CLASS.......                  26.06                                N/A                           N/A
 S&P 500 Index ........                  28.67                                 -0.57                      11.06
 Lehman Brothers
 Aggregate Bond Index .                   4.11                                  6.62                       6.95
 Morningstar Large
 Blend Category.......                   26.72                                 -0.43                       9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.
                           LIFE OF FUND*
 ADVISORS SIGNATURE             N/A
 CLASS.................
 ADVISORS SELECT CLASS.        1.17
 ADVISORS PREFERRED            1.32
 CLASS.................
 SELECT CLASS..........        1.53
 PREFERRED CLASS.......        1.62
 S&P 500 Index ........
 Lehman Brothers
 Aggregate Bond Index .
 Morningstar Large
 Blend Category.......
  Index performance does not re    t deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was
  March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                               ADVISORS             ADVISORS              ADVISORS
                              SIGNATURE              SELECT              PREFERRED              SELECT
                                CLASS                 CLASS                CLASS                CLASS
 Management Fees*......        0.1225%               0.1225%              0.1225%              0.1225%
 12b-1 Fees............        0.3500                0.3000               0.2500               0.1000
 Other Expenses**......        0.5300                0.4500               0.3200               0.2800
                               ------                ------               ------               ------
   TOTAL FUND OPERATING
               EXPENSES        1.0025%               0.8725%              0.6925%              0.5025%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........          0.25%                 0.25%                0.17%                0.15%
   Administrative
   Service Fee.........          0.28                  0.20                 0.15                 0.13

                               PREFERRED
                                 CLASS
 Management Fees*......         0.1225%
 12b-1 Fees............            N/A
 Other Expenses**......         0.2600
                                ------
   TOTAL FUND OPERATING         0.3825%
               EXPENSES
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee ........           0.15%
   Administrative                 0.11
   Service Fee.........


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                     1     3     5      10
 ADVISORS SIGNATURE CLASS                                         $102  $319  $554  $1,228
 ADVISORS SELECT CLASS                                              89   278   484   1,075
 ADVISORS PREFERRED CLASS                                           71   221   386     862
 SELECT CLASS                                                       51   161   281     631
 PREFERRED CLASS                                                    39   123   215     484

REAL ESTATE FUNDS

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As Principal allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    7.49
2002    7.05
2003    37.35



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  10.34%
                            LOWEST  Q3 '02  -6.64%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
4.90%; Advisors Preferred Class is 5.00%;
Select Class is 5.03%; and Preferred Class is 5.10%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                           PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS......                 N/A                              N/A                      N/A             N/A
 ADVISORS SELECT CLASS.........               37.35                              N/A                      N/A           17.38
 ADVISORS PREFERRED CLASS......               37.50                              N/A                      N/A           17.82
 SELECT CLASS..................               37.73                              N/A                      N/A           17.79
 PREFERRED CLASS...............               38.05                              N/A                      N/A           17.91
 Morgan Stanley REIT Index ....               36.74                            14.12                      N/A
 Morningstar Specialty - Real
 Estate Category..............                36.89                            14.04                    11.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.85%     0.85%      0.85%    0.85%      0.85%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.73%     1.60%      1.42%    1.23%      1.11%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 ADVISORS SIGNATURE CLASS                                                            $176  $545  $939  $2,041
 ADVISORS SELECT CLASS                                                                163   505   871   1,900
 ADVISORS PREFERRED CLASS                                                             145   449   776   1,702
 SELECT CLASS                                                                         125   390   676   1,489
 PREFERRED CLASS                                                                      113   353   612   1,352

INTERNATIONAL STOCK FUNDS

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -4.06
2002    -7.59
2003    55.86



                           The Fund's Advisors Select Class highest/lowest quarterly returns during this time period were:
                            HIGHESTQ4 '0126.64%
                            LOWEST Q3 '01-23.87%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
-3.93%; Advisors Preferred Class is -3.86%;
Select Class is -3.71%; and Preferred Class is -3.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                            PAST 1 YEAR                     PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS........                N/A                              N/A                     N/A             N/A
 ADVISORS SELECT CLASS...........              55.86                              N/A                     N/A           10.72
 ADVISORS PREFERRED CLASS........              56.17                              N/A                     N/A           10.90
 SELECT CLASS....................              56.28                              N/A                     N/A           11.12
 PREFERRED CLASS.................              56.57                              N/A                     N/A           11.19
 MSCI Emerging Markets Free
 Index-ID .......................              51.59                             8.17                   -1.95
 Morningstar Diversified Emerging
 Markets Category................              55.30                            11.12                    1.00
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.35%     1.35%      1.35%    1.35%      1.35%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    2.23%     2.10%      1.92%    1.73%      1.61%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $226  $697  $1,195  $2,565
 ADVISORS SELECT CLASS                                                                213   658   1,129   2,431
 ADVISORS PREFERRED CLASS                                                             195   603   1,037   2,243
 SELECT CLASS                                                                         176   545     939   2,041
 PREFERRED CLASS                                                                      164   508     876   1,911

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -24.95
2002    -17.13
2003    33.09



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q4 '03  17.34%
                            LOWEST  Q3 '02  -18.87%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
2.08%; Advisors Preferred Class is 2.18%;
Select Class is 2.39%; and Preferred Class is 2.41%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                            PAST 1 YEAR                     PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS........                N/A                              N/A                    N/A              N/A
 ADVISORS SELECT CLASS...........              33.09                              N/A                    N/A            -4.86
 ADVISORS PREFERRED CLASS........              33.34                              N/A                    N/A            -4.61
 SELECT CLASS....................              35.20                              N/A                    N/A            -4.07
 PREFERRED CLASS.................              33.80                              N/A                    N/A            -4.26
 MSCI EAFE (Europe, Australia,
 Far East) Index-ND .............              38.59                            -0.05                   4.47
 Morningstar Foreign Large Blend
 Category .......................              33.32                             0.49                   4.65
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    0.90%     0.90%      0.90%    0.90%      0.90%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.78%     1.65%      1.47%    1.28%      1.16%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS SIGNATURE CLASS                                                             $181  $560  $964  $2,095
 ADVISORS SELECT CLASS                                                                 168   520   897   1,955
 ADVISORS PREFERRED CLASS                                                              150   465   803   1,757
 SELECT CLASS                                                                          130   406   702   1,545
 PREFERRED CLASS                                                                       118   368   638   1,409

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the six month period ended April 30, 2004 was 185.7%.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Advisors Select Class performance is shown.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2001    -21.75
2002    -16.84
2003    37.85



                           The Fund's Advisors Select Class highest/lowest
                           quarterly returns during this time period were:
                            HIGHEST Q2 '03  18.14%
                            LOWEST  Q3 '02  -21.59%


Year-to-date return as of June 30, 2004 for the: Advisors Select Class is
4.66%; Advisors Preferred Class is 4.80%;
Select Class is 4.86%; and Preferred Class is 4.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                            PAST 1 YEAR                     PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SIGNATURE CLASS........                N/A                              N/A                    N/A              N/A
 ADVISORS SELECT CLASS...........              37.85                              N/A                    N/A            -3.60
 ADVISORS PREFERRED CLASS........              38.13                              N/A                    N/A            -2.30
 SELECT CLASS....................              38.33                              N/A                    N/A            -3.23
 PREFERRED CLASS.................              38.80                              N/A                    N/A            -3.09
 MSCI EAFE (Europe, Australia,
 Far East) Index-ND .............              38.59                            -0.05                   4.47
 Morningstar Foreign Large Growth
 Category .......................              33.15                            -0.87                   2.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Advisors Signature Class was September 27, 2004. The SEC effective date for the other classes was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.00%     1.00%      1.00%    1.00%      1.00%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.88%     1.75%      1.57%    1.38%      1.26%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3       5      10
 ADVISORS SIGNATURE CLASS                                                            $191  $591  $1,016  $2,201
 ADVISORS SELECT CLASS                                                                178   551     949   2,062
 ADVISORS PREFERRED CLASS                                                             160   496     855   1,867
 SELECT CLASS                                                                         140   437     755   1,657
 PREFERRED CLASS                                                                      128   400     692   1,523

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, FMR, normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The inception date of the Fund is December 15, 2003. The Advisors Select, Advisors Preferred, Select and Preferred Classes were added to the Fund on June 1, 2004. The Advisors Signature Class was added to the Fund on September 27, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            ADVISORS   ADVISORS  ADVISORS
                            SIGNATURE   SELECT   PREFERRED  SELECT   PREFERRED
                              CLASS     CLASS      CLASS    CLASS      CLASS
 Management Fees..........    1.10%     1.10%      1.10%    1.10%      1.10%
 12b-1 Fees...............    0.35      0.30       0.25     0.10        N/A
 Other Expenses*..........    0.53      0.45       0.32     0.28       0.26
                              ----      ----       ----     ----       ----
      TOTAL FUND OPERATING
                  EXPENSES    1.98%     1.85%      1.67%    1.48%      1.36%
 * Other Expenses:
    Service Fee ..........    0.25%     0.25%      0.17%    0.15%      0.15%
    Administrative Service
  Fee ....................    0.28      0.20       0.15     0.13       0.11



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                            1     3       5      10
 ADVISORS SIGNATURE CLASS                                                                $201  $621  $1,068  $2,306
 ADVISORS SELECT CLASS                                                                    188   582   1,001   2,169
 ADVISORS PREFERRED CLASS                                                                 170   526     907   1,976
 SELECT CLASS                                                                             151   468     808   1,768
 PREFERRED CLASS                                                                          138   431     745   1,635

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.

.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select, Advisors Signature, Advisors Preferred and Select classes of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.

.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES


MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A

Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

INITIAL PUBLIC OFFERINGS ("IPOS")

The Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's assets base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING
As a principal investment strategy, the International I, International II, International Emerging Markets and Partners
International Funds may invest Fund assets in securities of foreign companies.The other Funds (except Government
Securities Fund) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except the Government Securities Fund) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Capital Preservation, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, LargeCap Blend I, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Money Market, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Preferred Securities and Real Estate Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund (other than the Capital Preservation Fund and the
Money Market Fund each which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures,

the Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Capital

Preservation Fund and the Money Market Fund because of the short maturities of the securities in which each invests. No turnover rate is calculated for the Partners LargeCap Value I, Partners SmallCap Growth III, and Partners SmallCap

Value II as they have been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2003, the mutual funds it manages had assets of approximately $7.8 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $474.6 billion in assets as of December 31, 2003. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.



MARK A. ATTALIENTI . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working towards a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2003, Alliance managed $474.6 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.





MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2003, American Century managed over $87.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Tim Reynolds
                                        Gregory Woodhams




PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



TIM REYNOLDS, CFA . Mr. Reynolds joined American Century as an analyst in 1999 and was promoted in 2001 to portfolio manager for the core growth strategy. Previously, he was a senior analyst for USAA and a portfolio manager for U.S. Global Investors. He has worked in the financial industry since 1993. Mr. Reynolds holds a Master's in Finance from Texas Tech University and a BBA in Finance from Texas A&M University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2003, Ark Asset managed $11.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Dimensional Fund Advisors Inc. ("Dimensional"), located at 1299
         Ocean Avenue, Santa Monica CA 90401, is a registered investment advisor. As of December 31, 2003, Dimensional managed approximately $48 billion in assets.

Investment strategy decisions for the Partners SmallCap Value Fund II are made by the Investment Committee of the Sub-Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Sub-Advisor who are elected annually. The Sub-Advisor provides the Fund with a trading department and selects brokers and dealers to effect securities transactions.


SUB-ADVISOR: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Financial Corporation. As of December 31, 2003, Dreyfus managed 201 portfolios with approximately $167 billion in investment company assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     William C. Jurik
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Mark W. Sikorski





RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity Associates LLP. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.



WILLIAM C. JURIK, CFA . Mr. Jurik is a portfolio manager of The Dreyfus Corporation and Vice President of Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation). He joined Mellon Equity in 1999 after having spent the previous 6 years with Mellon Financial Corporation. Mr. Jurik has earned an MBA and a BS in Chemical Engineering from Carnegie Mellon University. He is a member of the Association for Investment Management and Research and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.



JOHN O'TOOLE, CFA . Portfolio Manager of The Dreyfus Corporation and Senior Vice President of Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation) since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.



MARK W. SIKORSKI, CFA . Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz
                                        Stacey L. Sears





KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and interactive television companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-subadvisor. FMRC is a wholly-owned subsidiary of FMR. As of March 30, 2004, FMR managed approximately $8.8 billion in discretionary assets. As of March 30, 2004, FMRC managed approximately $601.2 billion in discretionary assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners International       Cesar Hernandez




CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager of the Fund since its inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2003, GMO managed more than $54 billion in client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy





CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned an BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



ROBERT SOUCY . Mr. Soucy is the Director of U.S. equity management and is responsible for all U.S. quantitative equities portfolio management at GMO. Prior to joining GMO, he served as a research engineer with Scientific Systems, Inc. Mr. Soucy earned his BS from the University of Massachusetts at Amherst.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. As of December 31, 2003, GSAM, along with other units of IMD, had assets under management of approximately $375.7 billion.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.

DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.

EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2003, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $559 billion.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value I    Christopher T. Blum




CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2003, LA Capital had assets under management of approximately $2.7 billion.

Day-to-day portfolio management of the Partners SmallCap Value Fund is performed by an investment management team at Los Angeles Capital Management and Equity Research, Inc. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

SUB-ADVISOR: Mazama Capital Management, Inc. ("Mazama") is an independent employee-owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97268 with assets under management totaling over $3.3 billion as of December 31, 2003.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Partners SmallCap Growth III  Stephen C. Brink
                                         Ronald A. Sauer




STEPHEN C. BRINK, CFA . Mr. Brink is a co-founder of Mazama and serves as Director of Research. His primary responsibility is as portfolio manager on both the Small Cap Growth and Small-Mid Cap Growth products, backing up lead portfolio manager Ron Sauer. Mr. Brink has spent over 26 years in the investment industry. He received his BS Business Administration from Oregon State University in 1977 and his Chartered Financial Analyst designation in 1982.

RONALD A. SAUER . Mr. Sauer is the founder of Mazama and serves as its Senior Portfolio Manager and Chief Investment Officer. He has been active in small and mid cap investing since 1980. As lead portfolio manager for Mazama, Mr. Sauer developed a highly disciplined and successful investment process. He developed the firm's Price Performance Model, a critical component and the underlying discipline of Mazama's investment approach. Mr. Sauer received his BA Finance from the University of Oregon in 1980.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $70.5 billion in total assets (as of December 31, 2003) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners MidCap Value        Andrew Wellington




ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2003, Principal, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Capital Preservation                 Michael R. Johnson
                                                Tracy Reeg
                                                Alice Robertson
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           High Quality Long-Term Bond          Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Paul H. Blankenhagen
                                                Juliet Cohn
           International II                     Steve Larson
                                                Mustafa Sagun
           LargeCap Blend Fund I                Mustafa Sagun
                                                Jeff Schwarte
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap Growth                        Mark McGrew
           MidCap S&P 400 Index                 Dirk Laschanzky
           MidCap Value                         Catherine A. Zaharis
           Money Market                         Michael R. Johnson
                                                Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           SmallCap Blend                       Mustafa Sagun
                                                Todd Sanders
           SmallCap S&P 600 Index               Dirk Laschanzky
           SmallCap Growth                      Chris D. Guinther
           SmallCap Value                       Thomas Morabito

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal Global Investors. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



JULIET COHN . Ms. Cohn is a portfolio manager at Principal Global Investors. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.

CHRIS D. GUINTHER . As a portfolio manager at Principal, Mr. Guinther serves as the lead portfolio manager for the firm's small-cap growth portfolios. Prior to joining Principal in 2003, Mr. Guinther was a portfolio manager at Banc One Investment Advisors. Prior to that, Mr. Guinther served as a small-cap analyst at Banc One and an investment analyst with Peoples Banking and Trust Co. He received a Bachelor's degree in Business Administration from Ohio University.




MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in Economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



STEVEN LARSON, CFA. . Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARK MCGREW, CFA . Mr. McGrew joined Principal in 1995 as an equity analyst and is now a portfolio manager at Principal specializing in the management of mid-cap growth portfolios. Previously, he was a back-up portfolio manager for several of the firm's portfolios. He was previously a senior investment officer at Norwest Investment Management and Trust. He received an MBA in Business and Finance from Drake University and a Bachelor's degree in Business from Central College. He holds the Chartered Financial Analyst designation and is the President of the Iowa Society of Financial Analysts and a member of the Association for Investment Management and Research (AIMR).



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.

JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research
(AIMR). He also has the NASD Series 7 license.



MARY SUNDERLAND, CFA . Prior to joining Principal in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).



CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Principal value team and leads the value research group. She joined Principal in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2003, Principal - REI, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2003, Spectrum, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 67 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $190.0 billion in assets under management as of December 31, 2003. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
                                        M. Christine Wojciechowski
           Partners LargeCap Growth I   Robert W. Sharps





ROBERT W. SHARPS, CFA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., Director of Global Equity Research, and a member of the Equity Steering Committee. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



M. CHRISTINE WOJCIECHOWSKI, CFA . Ms. Wojciechowski is a Vice President of T. Rowe Price and a Quantitative Analyst in the Systematic Equity Group. She joined the firm in 1984 as a Fund Accountant and began trading for the Taxable Bond Division in 1988. Ms. Wojciechowski earned a BBA from Loyola College and an MBA from the same institution. She has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2003, Turner had discretionary management authority with respect to approximately $12.3 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of March 31, 2004, UBS Global AM managed approximately $53.8 billion in assets and the Group managed approximately $475.0 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value I    Thomas M. Cole
                                        Thomas J. Digenan
                                        John C. Leonard
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.





THOMAS M. COLE, CFA . Mr. Cole joined UBS Global AM in 1985. Mr. Cole is responsible for the direction and oversight of the research group of the North American Core Equities Team. He is actively involved in security analysis and the portfolio construction process. Mr. Cole's prior experience with the firm includes Senior Analyst (responsible for the retail, food, household and personal products, media, auto and auto parts sectors), managing the US Equity Trading

Desk and serving as a Portfolio Manager in the US Fixed Income Group. He is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago. He received both his BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS J. DIGENAN, CFA, CPA . Mr. Digenan joined UBS Global AM in 1993. Mr. Digenan participates in the analysis and development of US Equity portfolio. He is responsible for communicating the firm's equity strategy to clients and investment consultants. Mr. Digenan's prior experience with the firm includes President of mutual funds and relationship funds organization. Prior to joining the firm, Mr. Digenan was a senior manager in the tax department of KPMG Peat Marwick working exclusively in the investment services industry. Mr. Digenan is a member of the Association for Investment Management and Research, the Investment Analysts Society of Chicago and the American Institute of Certified Public Accounts.



PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



JOHN C. LEONARD, CFA . Mr. Leonard joined UBS Global AM in 1991. Mr. Leonard Head of North American Equities and is responsible for the development of sector and stock selection strategies within this market. In addition, as Deputy Head of Equities, Mr. Leonard assumes management responsibilities for Japanese, Asian and Australian Equities. Prior to joining UBS Global AM, he worked as an investment analyst at a real estate management company and as a financial advisor with two investment management firms. Mr. Leonard received his AB from Dartmouth College and his MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Matthew E. Megargel




MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2003 was:

       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     II                           1.00%
       Capital Preservation*      0.52%     Partners LargeCap Value      0.80%
       Government Securities      0.40%     Partners MidCap Growth       1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Value        1.00%
       High Quality Long-Term
       Bond                       0.40%     Partners SmallCap Blend      1.00%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
       International I            0.90%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       International II           1.00%     I                            1.00%
       LargeCap Blend I           0.60%     Preferred Securities         0.75%
       LargeCap Growth            0.55%     Principal LifeTime 2010    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2020    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2030    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2040    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap S&P 400 Index       0.15%     Strategic Income           0.1225%
       MidCap Value               0.65%     Real Estate Securities       0.85%
       Money Market               0.40%     SmallCap Blend               0.75%
       Partners LargeCap Blend    0.75%     SmallCap Growth              0.75%
       Partners LargeCap Blend
       I                          0.45%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth   1.00%     SmallCap Value               0.75%
       Partners LargeCap Growth
       I                          0.75%




  * The management fee for the Fund is 0.40% following the Fund's conversion to a money market fund on July 29, 2004.


The Fund also entered into agreements with the Manager for the Funds which have been added to Principal Investors Fund since the end of the most recent fiscal year. Under that agreement, each Fund will pay the Manager at an annual rate (calculated as a percentage of the average daily net assets) as follows:
.. 0.80% for the Partners LargeCap Value Fund
.. 1.00% for each of the Partners MidCap Growth, Partners MidCap Value I and
  Partners SmallCap Value II Funds
.. 1.10% for each of the Partners International and Partners SmallCap Growth III
  Funds

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners International, Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners LargeCap Value I, Partners MidCap Growth, Partners MidCap Growth I, Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Growth III, Partners SmallCap Value, Partners SmallCap Value I, and Partners SmallCap Value II Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Capital Preservation Fund and the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Capital Preservation Fund and the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Capital Preservation Fund and the Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS


 The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-
Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Capital Preservation Fund and Money Market Fund each intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Capital Preservation Fund and Money Market

Fund each does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS



The following financial highlights are derived from audited financial statements that were audited by Ernst & Young LLP, except for the financial highlights for the six months ended April 30, 2004 which are unaudited. The Principal Investors Fund is comprised of seven share classes, four of which are shown here. The seed capital for the Advisors Signature class will be invested in the funds on November 1, 2004 and tehre has no financial highlights at this time.

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.66        $10.59    $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.31      0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.11     (0.05)    0.64
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.14          0.42      0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.35)    (0.44)   (0.49)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.19)        (0.35)    (0.50)   (0.49)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.61        $10.66    $10.59   $10.68
                          ======        ======    ======   ======
Total Return..........      1.26%/(e)/    4.05%     4.08%   10.95%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $24,730       $14,430    $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.12%/(f)/    1.12%     1.12%    1.12%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.20%/(f)/    2.92%     4.35%    5.03%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.63        $10.57    $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.30      0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.10     (0.16)    0.63
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.13          0.40      0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.34)    (0.43)   (0.47)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.18)        (0.34)    (0.49)   (0.47)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.58        $10.63    $10.57   $10.67
                          ======        ======    ======   ======
Total Return..........      1.17%/(e)/    3.77%     3.80%   10.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,727       $12,537      $388   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.30%/(f)/    1.30%     1.30%    1.30%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.00%/(f)/    2.71%     4.27%    4.85%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(H)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.73        $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)         0.11        --     0.37
  ----                     -----          ----               ----
 Total From Investment
            Operations      0.12          0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)        (0.32)    (0.41)   (0.32)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.17)        (0.32)    (0.47)   (0.32)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.68        $10.73    $10.66   $10.73
                          ======        ======    ======   ======
Total Return /(b)/ ...      1.11%/(e)/    3.64%     3.86%    6.46%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $135,139      $110,398   $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..      1.37%/(f)/    1.43%     1.50%    1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.42%/(f)/    1.48%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.94%/(f)/    2.65%     3.78%    4.41%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(H)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.70        $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.11     (0.02)    0.35
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.17          0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)        (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.22)        (0.42)    (0.56)   (0.38)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.65        $10.70    $10.63   $10.71
                          ======        ======    ======   ======
Total Return..........      1.54%/(e)/    4.63%     4.76%    6.92%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $279,371      $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.55%/(f)/    0.55%     0.55%    0.55%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.76%/(f)/    3.51%     4.72%    5.28%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.67        $10.60    $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.35      0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.04)         0.11     (0.02)    0.64
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.15          0.46      0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.39)    (0.48)   (0.51)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.20)        (0.39)    (0.54)   (0.51)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.62        $10.67    $10.60   $10.68
                          ======        ======    ======   ======
Total Return..........      1.41%/(e)/    4.37%     4.50%   11.20%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $40,355       $33,930    $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..      0.81%/(f)/    0.81%     0.81%    0.81%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.48%/(f)/    3.23%     4.51%    5.59%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/

                           2004/(D)/      2003      2002    2001/(G)/
                           ----           ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.78        $10.65    $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.34      1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.03)         0.16     (0.58)    0.62
                           -----          ----     -----     ----
 Total From Investment
            Operations      0.15          0.50      0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.37)    (0.46)   (0.50)
 Distributions from
  Realized Gains......        --            --     (0.06)      --
 ------                                            -----
   Total Dividends and
         Distributions     (0.20)        (0.37)    (0.52)   (0.50)
                           -----         -----     -----    -----
Net Asset Value, End
 of Period............    $10.73        $10.78    $10.65   $10.67
                          ======        ======    ======   ======
Total Return..........      1.34%/(e)/    4.79%     4.96%   11.03%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,957          $912      $113   $2,668
 Ratio of Expenses to
  Average Net Assets..      0.93%/(f)/    0.93%     0.92%    0.93%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.39%/(f)/    3.12%     4.69%    5.22%/(f)/
 Portfolio Turnover
  Rate................     133.2%/(f)/    91.0%     46.7%   124.7%/(f)/


/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2003 and March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
..

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.27      0.36     0.15
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.10         0.27      0.36     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.27)    (0.36)   (0.15)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.10)       (0.27)    (0.36)   (0.15)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.04%/(e)/   2.72%     3.68%    1.51%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,947       $1,805    $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     1.17%/(f)/   1.17%     1.17%    1.17%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.08%/(f)/   2.57%     3.61%    3.93%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.25      0.34     0.14
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.09         0.25      0.34     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.25)    (0.34)   (0.14)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.09)       (0.25)    (0.34)   (0.14)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     0.95%/(e)/   2.56%     3.50%    1.44%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,857       $2,429    $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.35%/(f)/   1.35%     1.35%    1.35%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.88%/(f)/   2.37%     3.43%    3.75%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.23      0.32     0.13
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.09         0.23      0.32     0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.23)    (0.32)   (0.13)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.09)       (0.23)    (0.32)   (0.13)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return /(b)/ ...     0.92%/(e)/   2.33%     3.24%    1.34%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,771      $40,460   $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.41%/(f)/   1.55%     1.60%    1.60%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.45%/(f)/   1.55%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.84%/(f)/   2.21%     3.12%    3.51%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13         0.32      0.42     0.17
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.13         0.32      0.42     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.32)    (0.42)   (0.17)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.13)       (0.32)    (0.42)   (0.17)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.33%/(e)/   3.30%     4.27%    1.70%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,943       $1,917    $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..     0.60%/(f)/   0.60%     0.60%    0.60%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.64%/(f)/   3.24%     4.18%    4.50%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.30      0.39     0.16
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.12         0.30      0.39     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.30)    (0.39)   (0.16)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.12)       (0.30)    (0.39)   (0.16)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.20%/(e)/   3.04%     4.00%    1.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,156         $523    $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.86%/(f)/   0.86%     0.86%    0.86%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.39%/(f)/   3.07%     3.92%    4.24%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00       $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.29      0.38     0.15
                           ----         ----      ----     ----
 Total From Investment
            Operations     0.11         0.29      0.38     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.29)    (0.38)   (0.15)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.11)       (0.29)    (0.38)   (0.15)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.00       $10.00    $10.00   $10.00
                         ======       ======    ======   ======
Total Return..........     1.13%/(e)/   2.92%     3.88%    1.54%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,713       $1,665    $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.98%/(f)/   0.98%     0.98%    0.98%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.26%/(f)/   2.78%     3.80%    4.12%/(f)/
 Portfolio Turnover
  Rate................     16.0%/(f)/   20.7%     13.6%    31.1%/(f)/


..

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.31       $10.55    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.29      0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.16)    (0.23)    0.45
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.10         0.13      0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.37)    (0.49)   (0.50)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.20)       (0.37)    (0.49)   (0.50)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.21       $10.31    $10.55   $10.52
                         ======       ======    ======   ======
Total Return..........     0.97%/(e)/   1.22%     5.09%    9.38%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,948       $1,101      $236   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%     0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.05%/(f)/   2.78%     4.77%    5.29%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.31       $10.55    $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.28      0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.17)    (0.01)    0.45
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.09         0.11      0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.35)    (0.47)   (0.49)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.19)       (0.35)    (0.47)   (0.49)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.21       $10.31    $10.55   $10.51
                         ======       ======    ======   ======
Total Return..........     0.88%/(e)/   1.04%     5.00%    9.13%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,382       $4,020      $582   $2,657
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%     1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.91%/(f)/   2.60%     4.55%    5.12%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.37       $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.15)     0.10     0.30
                          -----        -----      ----     ----
 Total From Investment
            Operations     0.08         0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.33)    (0.45)   (0.33)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.18)       (0.33)    (0.45)   (0.33)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.27       $10.37    $10.60   $10.55
                         ======       ======    ======   ======
Total Return /(b)/ ...     0.78%/(e)/   0.93%     4.87%    6.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $95,364      $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..     1.29%/(f)/   1.36%     1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.29%/(f)/   1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.77%/(f)/   2.40%     4.02%    4.88%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.35       $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19         0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.18)     0.09     0.30
                          -----        -----      ----     ----
 Total From Investment
            Operations     0.13         0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)       (0.43)    (0.54)   (0.39)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.23)       (0.43)    (0.54)   (0.39)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.25       $10.35    $10.60   $10.55
                         ======       ======    ======   ======
Total Return..........     1.26%/(e)/   1.70%     5.86%    6.72%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%     0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.66%/(f)/   3.45%     5.06%    5.86%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.34       $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.32      0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.07)       (0.15)     0.09     0.48
                          -----        -----      ----     ----
 Total From Investment
            Operations     0.11         0.17      0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)       (0.40)    (0.52)   (0.53)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.22)       (0.40)    (0.52)   (0.53)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.23       $10.34    $10.57   $10.52
                         ======       ======    ======   ======
Total Return..........     1.03%/(e)/   1.63%     5.61%    9.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,151       $4,853    $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%     0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.40%/(f)/   3.09%     4.96%    5.74%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.33       $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.30      1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)       (0.15)    (0.62)    0.46
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.11         0.15      0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.39)    (0.51)   (0.52)
                          -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.21)       (0.39)    (0.51)   (0.52)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.23       $10.33    $10.57   $10.52
                         ======       ======    ======   ======
Total Return..........     1.07%/(e)/   1.41%     5.48%    9.53%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $859         $745      $106   $2,630
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.78%     0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.27%/(f)/   3.00%     4.97%    5.48%/(f)/
 Portfolio Turnover
  Rate................    107.5%/(f)/  219.5%     49.9%    36.1%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.55       $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)        0.02    (0.03)    0.61
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.11         0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.26)       (0.40)   (0.57)   (0.51)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.40       $10.55   $10.54   $10.65
                         ======       ======   ======   ======
Total Return..........     1.01%/(e)/   3.97%    4.61%   10.99%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $34,176         $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.85%/(f)/   3.73%    4.67%    5.33%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.54       $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.01    (0.04)    0.61
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.10         0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.25)       (0.39)   (0.55)   (0.49)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.39       $10.54   $10.54   $10.65
                         ======       ======   ======   ======
Total Return..........     0.92%/(e)/   3.69%    4.43%   10.84%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,433         $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.88%/(f)/   3.55%    4.51%    5.15%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(H)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59       $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.02    (0.01)    0.37
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.09         0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.36)   (0.44)   (0.34)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.24)       (0.36)   (0.53)   (0.34)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.44       $10.59   $10.58   $10.69
                         ======       ======   ======   ======
Total Return /(b)/ ...     0.80%/(e)/   3.55%    4.20%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,947      $17,476   $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.38%/(f)/   1.39%    1.35%    1.33%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.41%/(f)/   1.50%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.70%/(f)/   3.31%    4.18%    4.85%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(H)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.64       $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.02     0.02     0.35
                          -----         ----     ----     ----
 Total From Investment
            Operations     0.14         0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.21)       (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.29)       (0.46)   (0.63)   (0.40)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.49       $10.64   $10.62   $10.69
                         ======       ======   ======   ======
Total Return..........     1.29%/(e)/   4.62%    5.56%    7.33%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.67%/(f)/   4.32%    5.22%    5.84%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.57       $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.02    (0.02)    0.66
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.12         0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.28)       (0.44)   (0.60)   (0.53)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.41       $10.57   $10.56   $10.67
                         ======       ======   ======   ======
Total Return..........     1.07%/(e)/   4.28%    4.93%   11.45%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,183       $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.35%/(f)/   4.05%    4.90%    5.65%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                          2004/(D)/     2003     2002    2001/(G)/
                          ----          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.55       $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.02    (0.04)    0.61
                          -----         ----    -----     ----
 Total From Investment
            Operations     0.12         0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)       (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.08)          --    (0.09)      --
 -----                    -----                 -----
   Total Dividends and
         Distributions    (0.27)       (0.42)   (0.59)   (0.52)
                          -----        -----    -----    -----
Net Asset Value, End
 of Period............   $10.40       $10.55   $10.54   $10.65
                         ======       ======   ======   ======
Total Return..........     1.11%/(e)/   4.17%    4.81%   11.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.29%/(f)/   3.92%    4.89%    5.52%/(f)/
 Portfolio Turnover
  Rate................    186.2%/(f)/   71.3%    60.8%    80.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.59      $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.21        0.48     0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)       0.05    (0.08)    0.63
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.11        0.53     0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.22)      (0.45)   (0.49)   (0.52)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.27)      (0.45)   (0.58)   (0.52)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.43      $10.59   $10.51   $10.66
                        ======      ======   ======   ======
Total Return..........    0.97%/(e)/  5.08%    4.34%   10.91%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $149        $105   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.97%/(f)/  0.97%    0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.89%/(f)/  4.15%    4.88%    5.44%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.59      $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.20        0.43     0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)       0.08    (0.08)    0.64
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.10        0.51     0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.21)      (0.43)   (0.47)   (0.51)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.26)      (0.43)   (0.56)   (0.51)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.43      $10.59   $10.51   $10.66
                        ======      ======   ======   ======
Total Return..........    0.88%/(e)/  4.90%    4.15%   10.76%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,247      $2,094   $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..    1.15%/(f)/  1.15%    1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.71%/(f)/  3.85%    4.70%    5.26%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(H)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.72      $10.64   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.19        0.39     0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)       0.10    (0.05)    0.38
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.10        0.49     0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.20)      (0.41)   (0.45)   (0.34)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.25)      (0.41)   (0.54)   (0.34)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.57      $10.72   $10.64   $10.77
                        ======      ======   ======   ======
Total Return /(b)/ ...    0.84%/(e)/  4.60%    4.09%    6.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,635      $9,419   $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..    1.38%/(f)/  1.40%    1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    1.56%/(f)/  1.67%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.48%/(f)/  3.59%    4.44%    4.97%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(H)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.81      $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.24        0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)       0.10     0.02     0.37
                         -----        ----     ----     ----
 Total From Investment
            Operations    0.15        0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)      (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.30)      (0.51)   (0.64)   (0.41)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.66      $10.81   $10.72   $10.77
                        ======      ======   ======   ======
Total Return..........    1.33%/(e)/  5.66%    5.81%    7.28%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10         $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(f)/  0.40%    0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.47%/(f)/  4.62%    5.45%    5.94%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.58      $10.50   $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.22        0.46     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)       0.10    (0.07)    0.65
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.13        0.56     0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)      (0.48)   (0.52)   (0.54)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.29)      (0.48)   (0.61)   (0.54)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.42      $10.58   $10.50   $10.65
                        ======      ======   ======   ======
Total Return..........    1.13%/(e)/  5.41%    4.66%   10.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,313      $3,080   $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..    0.66%/(f)/  0.66%    0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.20%/(f)/  4.37%    5.19%    5.74%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         2004/(D)/    2003     2002    2001/(G)/
                         ----         ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.60      $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.21        0.51     0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)       0.05    (0.08)    0.63
                         -----        ----    -----     ----
 Total From Investment
            Operations    0.11        0.56     0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)      (0.47)   (0.51)   (0.53)
 Distributions from
  Realized Gains......   (0.05)         --    (0.09)      --
 ----                    -----                -----
   Total Dividends and
         Distributions   (0.28)      (0.47)   (0.60)   (0.53)
                         -----       -----    -----    -----
Net Asset Value, End
 of Period............  $10.43      $10.60   $10.51   $10.66
                        ======      ======   ======   ======
Total Return..........    0.97%/(e)/  5.38%    4.53%   11.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $97         $20   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..    0.78%/(f)/  0.78%    0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.03%/(f)/  4.35%    5.08%    5.63%/(f)/
 Portfolio Turnover
  Rate................    44.8%/(f)/  38.8%    94.1%   101.3%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.39       $10.40    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.29      0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.03)        0.02     (0.15)    0.49
                          -----         ----     -----     ----
 Total From Investment
            Operations     0.09         0.31      0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.32)    (0.40)   (0.50)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.17)       (0.32)    (0.51)   (0.50)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.31       $10.39    $10.40   $10.53
                         ======       ======    ======   ======
Total Return..........     0.83%/(e)/   3.02%     3.91%    9.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $909         $809      $446   $2,631
 Ratio of Expenses to
  Average Net Assets..     0.97%/(f)/   0.97%     0.97%    0.97%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.36%/(f)/   2.89%     4.17%    5.28%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.36       $10.38    $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.28      1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)          --     (1.52)    0.47
  ----                    -----                  -----     ----
 Total From Investment
            Operations     0.04         0.28      0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.30)    (0.39)   (0.48)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.16)       (0.30)    (0.50)   (0.48)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.24       $10.36    $10.38   $10.51
                         ======       ======    ======   ======
Total Return..........     0.35%/(e)/   2.75%     3.72%    9.61%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $265         $292       $40   $2,631
 Ratio of Expenses to
  Average Net Assets..     1.15%/(f)/   1.15%     1.15%    1.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.27%/(f)/   2.60%     4.07%    5.11%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.38       $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.25      0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.02     (0.04)    0.30
                          -----         ----     -----     ----
 Total From Investment
            Operations     0.03         0.27      0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.28)    (0.37)   (0.33)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.15)       (0.28)    (0.48)   (0.33)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.26       $10.38    $10.39   $10.54
                         ======       ======    ======   ======
Total Return /(b)/ ...     0.28%/(e)/   2.64%     3.33%    6.02%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,289      $35,847   $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.23%/(f)/   1.33%     1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.23%/(f)/   1.33%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.19%/(f)/   2.46%     3.56%    4.75%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.38       $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.39      0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)       (0.02)    (0.04)    0.30
                          -----        -----     -----     ----
 Total From Investment
            Operations     0.08         0.37      0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.38)    (0.47)   (0.39)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.20)       (0.38)    (0.58)   (0.39)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.26       $10.38    $10.39   $10.54
                         ======       ======    ======   ======
Total Return..........     0.73%/(e)/   3.62%     4.29%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $10    $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..     0.40%/(f)/   0.40%     0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.01%/(f)/   3.73%     4.54%    5.59%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.37       $10.39    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.33      0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)          --     (0.06)    0.50
  ----                    -----                  -----     ----
 Total From Investment
            Operations     0.06         0.33      0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.35)    (0.44)   (0.52)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.18)       (0.35)    (0.55)   (0.52)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.25       $10.37    $10.39   $10.53
                         ======       ======    ======   ======
Total Return..........     0.60%/(e)/   3.25%     4.13%   10.21%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,197       $3,352    $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..     0.66%/(f)/   0.66%     0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.76%/(f)/   3.19%     4.41%    5.76%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                          2004/(D)/     2003      2002    2001/(G)/
                          ----          ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.29       $10.31    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.32      6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.07)          --     (6.07)    0.49
  ----                    -----                  -----     ----
 Total From Investment
            Operations     0.07         0.32      0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.34)    (0.43)   (0.51)
 Distributions from
  Realized Gains......    (0.04)          --     (0.11)      --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.18)       (0.34)    (0.54)   (0.51)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $10.18       $10.29    $10.31   $10.53
                         ======       ======    ======   ======
Total Return..........     0.64%/(e)/   3.15%     3.20%   10.11%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11       $11   $2,632
 Ratio of Expenses to
  Average Net Assets..     0.78%/(f)/   0.78%     0.77%    0.78%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.64%/(f)/   3.08%     4.37%    5.47%/(f)/
 Portfolio Turnover
  Rate................     74.6%/(f)/   72.3%    105.8%    68.4%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.00       $8.74    $8.32     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04        0.08       --       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.18     0.46      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.83        4.26     0.46      (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)         --    (0.04)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.08)         --    (0.04)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.75      $13.00    $8.74      $8.32
                         ======      ======    =====      =====
Total Return..........     6.42%/(f)/ 48.74%    5.53%    (19.24)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,725      $2,484   $1,543     $1,041
 Ratio of Expenses to
  Average Net Assets..     1.90%/(g)/  1.92%    1.92%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.92%/(g)/  1.92%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%/(g)/  0.76%    0.10%      0.90%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.96       $8.73    $8.31     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03        0.06       --       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.17     0.45      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.82        4.23     0.45      (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)         --    (0.03)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.06)         --    (0.03)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.72      $12.96    $8.73      $8.31
                         ======      ======    =====      =====
Total Return..........     6.34%/(f)/ 48.45%    5.34%    (19.33)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,739      $1,630   $1,093     $1,040
 Ratio of Expenses to
  Average Net Assets..     2.08%/(g)/  2.10%    2.10%      2.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.10%/(g)/  2.10%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(g)/  0.59%      --       0.73%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(I)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.82       $8.68    $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          --    (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.78        4.14     0.45      (2.04)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.79        4.14     0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          --    (0.01)        --
  ----                                         -----
   Total Dividends and
         Distributions       --          --    (0.01)        --
  ----                                         -----
Net Asset Value, End
 of Period............   $13.61      $12.82    $8.68      $8.26
                         ======      ======    =====      =====
Total Return /(c)/ ...     6.19%/(f)/ 47.70%    5.17%    (19.41)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,441      $8,956   $2,240       $347
 Ratio of Expenses to
  Average Net Assets..     2.45%/(g)/  2.65%    2.30%      2.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.46%/(g)/  3.31%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.13%/(g)/  0.05%   (0.28)%     0.42%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(I)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.06       $8.72    $8.31     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08        0.03     0.09       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.31     0.42      (2.03)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.87        4.34     0.51      (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)         --    (0.10)        --
  ---                     -----                -----
   Total Dividends and
         Distributions    (0.16)         --    (0.10)        --
  ---                     -----                -----
Net Asset Value, End
 of Period............   $13.77      $13.06    $8.72      $8.31
                         ======      ======    =====      =====
Total Return..........     6.69%/(f)/ 49.77%    6.03%    (18.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $13         $13   $2,517       $314
 Ratio of Expenses to
  Average Net Assets..     1.33%/(g)/  1.35%    1.35%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.35%/(g)/  1.35%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.18%/(g)/  0.34%    0.73%      3.65%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.07       $8.76    $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07        0.10     0.05       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.21     0.45      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.86        4.31     0.50      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)         --    (0.07)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.13)         --    (0.07)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.80      $13.07    $8.76      $8.33
                         ======      ======    =====      =====
Total Return..........     6.56%/(f)/ 49.20%    5.97%    (19.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,011      $2,506   $1,102     $1,042
 Ratio of Expenses to
  Average Net Assets..     1.59%/(g)/  1.61%    1.61%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.61%/(g)/  1.61%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%/(g)/  1.01%    0.49%      0.69%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                          2004/(E)/    2003     2002      2001/(H)/
                          ----         ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.05       $8.76    $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06        0.10     0.04       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.79        4.19     0.45      (1.97)
                           ----        ----     ----      -----
 Total From Investment
            Operations     0.85        4.29     0.49      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)         --    (0.06)     (0.02)
  ---                     -----                -----      -----
   Total Dividends and
         Distributions    (0.11)         --    (0.06)     (0.02)
  ---                     -----                -----      -----
Net Asset Value, End
 of Period............   $13.79      $13.05    $8.76      $8.33
                         ======      ======    =====      =====
Total Return..........     6.53%/(f)/ 48.97%    5.85%    (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,726      $1,633   $1,095     $1,043
 Ratio of Expenses to
  Average Net Assets..     1.71%/(g)/  1.73%    1.72%      1.73%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.73%/(g)/  1.73%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.80%/(g)/  0.96%    0.38%      1.09%/(g)/
 Portfolio Turnover
  Rate................    117.9%/(g)/ 144.7%   151.0%     156.3%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Expense ratio without fees paid indirectly.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..         $8.00        $6.51        $7.40     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.02         0.07        (0.02)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.76         1.45        (0.87)     (2.83)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.78         1.52        (0.89)     (2.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.02)       (0.03)          --         --
 -----                         -----        -----
   Total Dividends and
         Distributions         (0.02)       (0.03)          --         --
 -----                         -----        -----
Net Asset Value, End
 of Period............         $8.76        $8.00        $6.51      $7.40
                               =====        =====        =====      =====
Total Return..........          9.71%/(f)/  23.36%      (12.03)%   (26.92)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $7,125       $4,173       $3,304       $926
 Ratio of Expenses to
  Average Net Assets..          1.46%/(g)/   1.47%        1.47%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.47%/(g)/   1.47%        1.47%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.47%/(g)/   0.95%        0.46%      0.79%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..         $7.96        $6.47        $7.38     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.01         0.04        (0.02)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.75         1.47        (0.89)     (2.84)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.76         1.51        (0.91)     (2.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...            --        (0.02)          --         --
 -----                            --        -----
   Total Dividends and
         Distributions            --        (0.02)          --         --
 -----                            --        -----
Net Asset Value, End
 of Period............         $8.72        $7.96        $6.47      $7.38
                               =====        =====        =====      =====
Total Return..........          9.57%/(f)/  23.30%      (12.33)%   (27.12)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $5,390       $3,060       $3,172       $974
 Ratio of Expenses to
  Average Net Assets..          1.64%/(g)/   1.65%        1.65%      1.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.65%/(g)/   1.65%        1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.23%/(g)/   0.61%        0.38%      0.60%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(K)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..         $7.98        $6.49        $7.42      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............            --         0.02         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.76         1.47        (0.94)     (2.11)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.76         1.49        (0.93)     (2.12)
                                ----         ----        -----      -----
Net Asset Value, End
 of Period............         $8.74        $7.98        $6.49      $7.42
                               =====        =====        =====      =====
Total Return /(c)/ ...          9.52%/(f)/  22.98%      (12.53)%   (22.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $49,154      $33,430      $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..          1.82%/(g)/   2.05%        1.85%      1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...          1.91%/(g)/   2.15%        1.85%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.06%/(g)/   0.24%        0.03%     (0.36)%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(K)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..         $8.01        $6.52        $7.46      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.04         0.06         0.02         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.76         1.50        (0.88)     (2.08)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.80         1.56        (0.86)     (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.06)       (0.07)       (0.08)        --
 ----                          -----        -----        -----
   Total Dividends and
         Distributions         (0.06)       (0.07)       (0.08)        --
 ----                          -----        -----        -----
Net Asset Value, End
 of Period............         $8.75        $8.01        $6.52      $7.46
                               =====        =====        =====      =====
Total Return..........         10.07%/(f)/  24.09%      (11.60)%   (21.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $12,046       $8,611      $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..          0.89%/(g)/   0.90%        0.90%      0.90%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          0.90%/(g)/   0.90%        0.90%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.95%/(g)/   0.91%        1.15%      0.34%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..         $8.01        $6.51        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.03         0.08        (0.01)      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.77         1.47        (0.85)     (2.81)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.80         1.55        (0.86)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.04)       (0.05)       (0.04)        --
 ----                          -----        -----        -----
   Total Dividends and
         Distributions         (0.04)       (0.05)       (0.04)        --
 ----                          -----        -----        -----
Net Asset Value, End
 of Period............         $8.77        $8.01        $6.51      $7.41
                               =====        =====        =====      =====
Total Return..........         10.03%/(f)/  23.90%      (11.61)%   (26.82)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9,254       $7,169       $4,166       $925
 Ratio of Expenses to
  Average Net Assets..          1.15%/(g)/   1.16%        1.16%      1.16%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.16%/(g)/   1.16%        1.16%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.67%/(g)/   1.15%        0.75%      0.21%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                               2004/(E)/     2003         2002      2001/(J)/
                               ----          ----         ----      ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..         $8.08        $6.50        $7.41     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............          0.04         0.08        (0.01)      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........          0.78         1.54        (0.87)     (2.83)
                                ----         ----        -----      -----
 Total From Investment
            Operations          0.82         1.62        (0.88)     (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...         (0.03)       (0.04)       (0.03)        --
 ----                          -----        -----        -----
   Total Dividends and
         Distributions         (0.03)       (0.04)       (0.03)        --
 ----                          -----        -----        -----
Net Asset Value, End
 of Period............         $8.87        $8.08        $6.50      $7.41
                               =====        =====        =====      =====
Total Return..........         10.18%/(f)/  25.01%      (11.96)%   (26.82)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $1,337          $60       $2,381       $927
 Ratio of Expenses to
  Average Net Assets..          1.28%/(g)/   1.28%        1.28%      1.28%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...          1.28%/(g)/   1.28%        1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..          0.87%/(g)/   1.03%        0.76%      0.98%/(g)/
 Portfolio Turnover
  Rate................  144.6%/(g)(h)/      162.2%/(i)/   71.4%      86.8%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.
/(i) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(j) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.58         $6.83      $7.55     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.05       0.02      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.02          1.70      (0.70)     (2.56)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.05          1.75      (0.68)     (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)           --      (0.04)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.05)           --      (0.04)        --
 -------                   -----                    -----
Net Asset Value, End
 of Period............     $9.58         $8.58      $6.83      $7.55
                           =====         =====      =====      =====
Total Return..........     12.25%/(f)/   25.62%     (9.07)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,173        $2,591     $1,405       $756
 Ratio of Expenses to
  Average Net Assets..      1.57%/(g)/    1.57%      1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.57%      1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(g)/    0.65%      0.10%      0.34%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.25         $6.58      $7.53     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.05      (0.08)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97          1.62      (0.84)     (2.57)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.00          1.67      (0.92)     (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --      (0.03)        --
 -------                   -----                    -----
   Total Dividends and
         Distributions     (0.04)           --      (0.03)        --
 -------                   -----                    -----
Net Asset Value, End
 of Period............     $9.21         $8.25      $6.58      $7.53
                           =====         =====      =====      =====
Total Return..........     12.09%/(f)/   25.38%    (12.32)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,900          $568       $199       $754
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/    1.75%      1.74%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.75%      1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.67%/(g)/    0.73%     (0.03)%     0.16%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(I)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.28         $6.62      $7.56      $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          0.01       0.04      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98          1.65      (0.97)     (1.72)
                            ----          ----      -----      -----
 Total From Investment
            Operations      0.99          1.66      (0.93)     (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)           --      (0.01)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.01)           --      (0.01)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.26         $8.28      $6.62      $7.56
                           =====         =====      =====      =====
Total Return /(c)/ ...     11.96%/(f)/   25.08%    (12.33)%   (18.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $13,811        $8,079     $3,871       $931
 Ratio of Expenses to
  Average Net Assets..      2.10%/(g)/    2.10%      1.95%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.13%/(g)/    2.65%      1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.16%/(g)/    0.18%     (0.11)%    (0.38)%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.38         $6.63      $7.58     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.10      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.65      (0.86)     (2.70)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.05          1.75      (0.87)     (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)           --      (0.08)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.10)           --      (0.08)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.33         $8.38      $6.63      $7.58
                           =====         =====      =====      =====
Total Return..........     12.61%/(f)/   26.40%    (11.58)%   (25.47)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $291,470      $208,785   $117,442     $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%/(g)/    1.00%      0.99%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.00%      1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.23%/(g)/    1.37%      0.93%      0.36%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.34         $6.61      $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.08       0.02      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.65      (0.90)     (2.59)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.03          1.73      (0.88)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)           --      (0.06)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.08)           --      (0.06)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.29         $8.34      $6.61      $7.55
                           =====         =====      =====      =====
Total Return..........     12.38%/(f)/   26.17%    (11.72)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $882          $685       $623       $756
 Ratio of Expenses to
  Average Net Assets..      1.26%/(g)/    1.26%      1.25%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.26%      1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.93%/(g)/    1.09%      0.43%      0.65%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                           2004/(E)/      2003       2002      2001/(H)/
                           ----           ----       ----      ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.31         $6.60      $7.55     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.08      (0.03)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.63      (0.86)     (2.58)
                            ----          ----      -----      -----
 Total From Investment
            Operations      1.03          1.71      (0.89)     (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)           --      (0.06)        --
 ------                    -----                    -----
   Total Dividends and
         Distributions     (0.07)           --      (0.06)        --
 ------                    -----                    -----
Net Asset Value, End
 of Period............     $9.27         $8.31      $6.60      $7.55
                           =====         =====      =====      =====
Total Return..........     12.41%/(f)/   25.91%    (11.96)%   (25.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $121          $106       $195       $756
 Ratio of Expenses to
  Average Net Assets..      1.38%/(g)/    1.38%      1.36%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --          1.38%      1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.79%/(g)/    1.12%      0.35%      0.53%/(g)/
 Portfolio Turnover
  Rate................     185.7%/(g)/   135.3%      96.9%     143.1%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Expense ratio without fees paid indirectly.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27,2000 through December 5, 2000.
(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.07       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.64         2.03
                           ----         ----
 Total From Investment
            Operations     0.67         2.07

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.31)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.43       $12.07
                         ======       ======
Total Return..........     5.64%/(c)/  20.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124         $121
 Ratio of Expenses to
  Average Net Assets..     1.17%/(d)/   1.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.41%/(d)/   0.45%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.05       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.03
                           ----         ----
 Total From Investment
            Operations     0.67         2.05

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.29)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.43       $12.05
                         ======       ======
Total Return..........     5.63%/(c)/  20.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $125         $120
 Ratio of Expenses to
  Average Net Assets..     1.35%/(d)/   1.35%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(d)/   0.27%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.12       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.02
                           ----         ----
 Total From Investment
            Operations     0.72         2.12

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)          --
                                          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.38)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.46       $12.12
                         ======       ======
Total Return..........     6.04%/(c)/  21.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,632      $11,910
 Ratio of Expenses to
  Average Net Assets..     0.60%/(d)/   0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(d)/   1.02%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.10       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.03
                           ----         ----
 Total From Investment
            Operations     0.70         2.10

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.35)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.45       $12.10
                         ======       ======
Total Return..........     5.86%/(c)/  21.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $124         $121
 Ratio of Expenses to
  Average Net Assets..     0.86%/(d)/   0.86%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.72%/(d)/   0.76%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                          2004/(B)/    2003/(E)/
                          ----         ----
LARGECAP BLEND FUND I
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.08       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         2.02
                           ----         ----
 Total From Investment
            Operations     0.70         2.08

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)          --
 Distributions from
  Realized Gains......    (0.27)          --
  ----
   Total Dividends and
         Distributions    (0.34)          --
  ----                    -----
Net Asset Value, End
 of Period............   $12.44       $12.08
                         ======       ======
Total Return..........     5.84%/(c)/  20.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $125         $121
 Ratio of Expenses to
  Average Net Assets..     0.98%/(d)/   0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.60%/(d)/   0.64%/(d)/
 Portfolio Turnover
  Rate................    117.3%/(d)/  109.2%/(d)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $6.12         $5.16        $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.01)       (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25          0.97        (1.12)     (3.67)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.24          0.96        (1.14)     (3.70)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.36         $6.12        $5.16      $6.30
                          =====         =====        =====      =====
Total Return..........     3.92%/(f)/   18.60%/(h)/ (18.10)%   (35.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $799          $753         $646       $788
 Ratio of Expenses to
  Average Net Assets..     1.12%/(g)/    1.12%        1.12%      1.12%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.12%/(g)/    1.12%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.20)%/(g)/  (0.20)%      (0.29)%    (0.36)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.89         $5.15        $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.02)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.76        (1.11)     (3.67)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.22          0.74        (1.14)     (3.71)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.11         $5.89        $5.15      $6.29
                          =====         =====        =====      =====
Total Return..........     3.74%/(f)/   14.37%      (18.12)%   (35.98)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $30           $79         $644       $787
 Ratio of Expenses to
  Average Net Assets..     1.30%/(g)/    1.30%        1.30%      1.30%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.30%/(g)/    1.30%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.36)%/(g)/  (0.40)%      (0.47)%    (0.54)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(L)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.72         $5.01        $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)       (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22          0.75        (1.12)     (1.48)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.20          0.71        (1.13)     (1.49)
                           ----          ----        -----      -----
Net Asset Value, End
 of Period............    $5.92         $5.72        $5.01      $6.14
                          =====         =====        =====      =====
Total Return /(c)/ ...     3.50%/(f)/   14.17%      (18.40)%   (20.05)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,178       $12,629       $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..     1.65%/(g)/    1.64%        1.50%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.65%/(g)/    1.92%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.73)%/(g)/  (0.72)%      (0.64)%    (0.63)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(L)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.86         $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.75        (1.05)     (1.46)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.24          0.77        (1.08)     (1.46)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --           --         --
 -----
   Total Dividends and
         Distributions    (0.01)           --           --         --
 -----                    -----
Net Asset Value, End
 of Period............    $6.09         $5.86        $5.09      $6.17
                          =====         =====        =====      =====
Total Return..........     4.05%/(f)/   15.22%      (17.50)%   (19.66)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $95,774       $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..     0.55%/(g)/    0.55%        0.55%      0.55%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.55%/(g)/    0.55%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.38%/(g)/    0.38%        0.34%      0.34%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.95         $5.19        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.01         0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.75        (1.13)     (3.66)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.23          0.76        (1.12)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.18         $5.95        $5.19      $6.31
                          =====         =====        =====      =====
Total Return..........     3.87%/(f)/   14.64%      (17.75)%   (35.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,281        $1,638       $1,584       $789
 Ratio of Expenses to
  Average Net Assets..     0.81%/(g)/    0.81%        0.81%      0.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.81%/(g)/    0.81%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.12%/(g)/    0.10%        0.06%     (0.07)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                          2004/(E)/      2003         2002      2001/(K)/
                          ----           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $6.05         $5.18        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --            --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.23          0.87        (1.12)     (3.67)
                           ----          ----        -----      -----
 Total From Investment
            Operations     0.23          0.87        (1.13)     (3.69)
Less Dividends and
 Distributions:
 Tax Return of Capital
  Distribution........       --            --           --      (0.01)
  ----                                                          -----
   Total Dividends and
         Distributions       --            --           --      (0.01)
  ----                                                          -----
Net Asset Value, End
 of Period............    $6.28         $6.05        $5.18      $6.31
                          =====         =====        =====      =====
Total Return..........     3.80%/(f)/   16.80%/(j)/ (17.91)%   (35.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $47           $32         $648       $789
 Ratio of Expenses to
  Average Net Assets..     0.93%/(g)/    0.93%        0.92%      0.93%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.93%/(g)/    0.93%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(g)/   (0.03)%      (0.10)%    (0.17)%/(g)/
 Portfolio Turnover
  Rate................     36.9%/(g)/    59.2%/(i)/   29.6%      37.5%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Expense ratio without fees paid indirectly.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(i) Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
(j) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(k) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
(l) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.06         $6.79     $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.08      0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43          1.23     (1.30)     (2.40)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.47          1.31     (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)        (0.04)    (0.04)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.05)        (0.04)    (0.04)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.48         $8.06     $6.79      $8.11
                           =====         =====     =====      =====
Total Return..........      5.83%/(e)/   19.43%   (15.86)%   (20.99)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $83,421       $31,362    $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..      0.72%/(f)/    0.72%     0.72%      0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%/(f)/    1.04%     0.97%      0.70%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.06         $6.77     $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.06      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.42          1.26     (1.33)     (2.40)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.45          1.32     (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)        (0.03)    (0.03)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.03)        (0.03)    (0.03)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.48         $8.06     $6.77      $8.10
                           =====         =====     =====      =====
Total Return..........      5.64%/(e)/   19.57%   (16.15)%   (21.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $37,539       $20,010    $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..      0.90%/(f)/    0.90%     0.90%      0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.70%/(f)/    0.85%     0.71%      0.52%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(H)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.99         $6.72     $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          0.05      0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.42          1.24     (1.34)     (1.34)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.45          1.29     (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        (0.02)    (0.01)        --
  ----                     -----         -----     -----
   Total Dividends and
         Distributions     (0.02)        (0.02)    (0.01)        --
  ----                     -----         -----     -----
Net Asset Value, End
 of Period............     $8.42         $7.99     $6.72      $8.04
                           =====         =====     =====      =====
Total Return /(b)/ ...      5.68%/(e)/   19.19%   (16.31)%   (14.38)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $210,786      $154,666   $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..      0.95%/(f)/    1.11%     1.10%      1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.95%/(f)/    1.13%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(f)/    0.66%     0.51%      0.36%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(H)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.04         $6.76     $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.12      0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43          1.24     (1.35)     (1.36)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.49          1.36     (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.08)    (0.09)        --
  ----                     -----         -----     -----
   Total Dividends and
         Distributions     (0.10)        (0.08)    (0.09)        --
  ----                     -----         -----     -----
Net Asset Value, End
 of Period............     $8.43         $8.04     $6.76      $8.09
                           =====         =====     =====      =====
Total Return..........      6.08%/(e)/   20.35%   (15.54)%   (13.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $187,597      $114,300        $7         $8
 Ratio of Expenses to
  Average Net Assets..      0.15%/(f)/    0.15%     0.15%      0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.48%/(f)/    1.54%     1.44%      1.25%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.12         $6.83     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05          0.10      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43          1.25     (1.30)     (2.38)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.48          1.35     (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)        (0.06)    (0.07)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.08)        (0.06)    (0.07)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.52         $8.12     $6.83      $8.13
                           =====         =====     =====      =====
Total Return..........      5.87%/(e)/   19.97%   (15.31)%   (20.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $113,923       $83,580   $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..      0.41%/(f)/    0.41%     0.41%      0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.22%/(f)/    1.37%     1.22%      0.86%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.08         $6.80     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05          0.10      0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.44          1.24     (1.34)     (2.39)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.49          1.34     (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.06)    (0.06)     (0.01)
                           -----         -----     -----      -----
   Total Dividends and
         Distributions     (0.07)        (0.06)    (0.06)     (0.01)
                           -----         -----     -----      -----
Net Asset Value, End
 of Period............     $8.50         $8.08     $6.80      $8.13
                           =====         =====     =====      =====
Total Return..........      6.02%/(e)/   19.78%   (15.79)%   (20.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,192        $3,245    $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..      0.53%/(f)/    0.53%     0.52%      0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.08%/(f)/    1.27%     1.07%      0.89%/(f)/
 Portfolio Turnover
  Rate................      54.1%/(f)/     1.1%     67.9%     117.4%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
..

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.77        $8.23     $9.10     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.08      0.09       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.56         1.50     (0.91)     (1.12)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.62         1.58     (0.82)     (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.04)    (0.05)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.07)       (0.04)    (0.05)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.32        $9.77     $8.23      $9.10
                         ======        =====     =====      =====
Total Return..........     6.31%/(f)/  19.26%    (9.09)%   (10.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $26         $248    $1,030     $1,138
 Ratio of Expenses to
  Average Net Assets..     0.98%/(g)/   1.01%     1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%/(g)/   1.02%     1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.25%/(g)/   1.03%     0.98%      0.86%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.81        $8.22     $9.09     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.07      0.08       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54         1.54     (0.92)     (1.12)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.59         1.61     (0.84)     (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.02)    (0.03)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.05)       (0.02)    (0.03)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.35        $9.81     $8.22      $9.09
                         ======        =====     =====      =====
Total Return..........     5.98%/(f)/  19.68%    (9.26)%   (10.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,798       $2,220    $2,033     $2,560
 Ratio of Expenses to
  Average Net Assets..     1.18%/(g)/   1.20%     1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%/(g)/   1.20%     1.20%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.90%/(g)/   0.84%     0.80%      0.70%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.74        $8.22     $9.09     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.03      0.03       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.53         1.50     (0.89)     (1.05)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.56         1.53     (0.86)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)    (0.01)        --
 ----                     -----        -----     -----
   Total Dividends and
         Distributions    (0.01)       (0.01)    (0.01)        --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.29        $9.74     $8.22      $9.09
                         ======        =====     =====      =====
Total Return /(c)/ ...     5.78%/(f)/  18.60%    (9.44)%   (10.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,476      $10,876    $3,683     $1,083
 Ratio of Expenses to
  Average Net Assets..     1.45%/(g)/   1.62%     1.40%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.52%/(g)/   1.91%     1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(g)/   0.38%     0.59%      0.60%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.82        $8.27     $9.14     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.14      0.13       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54         1.50     (0.90)     (1.00)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.62         1.64     (0.77)     (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.09)    (0.10)        --
 ----                     -----        -----     -----
   Total Dividends and
         Distributions    (0.12)       (0.09)    (0.10)        --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.32        $9.82     $8.27      $9.14
                         ======        =====     =====      =====
Total Return..........     6.36%/(f)/  19.97%    (8.54)%    (9.68)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $74,873      $59,663   $27,086     $1,946
 Ratio of Expenses to
  Average Net Assets..     0.44%/(g)/   0.45%     0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%/(g)/   0.45%     0.45%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.57%/(g)/   1.59%     1.58%      1.53%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.83        $8.26     $9.13     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.12      0.02       0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.55         1.52     (0.81)     (1.17)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.62         1.64     (0.79)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.07)    (0.08)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.10)       (0.07)    (0.08)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.35        $9.83     $8.26      $9.13
                         ======        =====     =====      =====
Total Return..........     6.29%/(f)/  19.93%    (8.79)%   (10.12)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,532       $3,282    $3,770     $1,141
 Ratio of Expenses to
  Average Net Assets..     0.70%/(g)/   0.71%     0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%/(g)/   0.71%     0.71%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.32%/(g)/   1.35%     1.25%      0.90%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.79        $8.25     $9.12     $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.10      0.11       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.54         1.50     (0.91)     (1.11)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.60         1.60     (0.80)     (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.06)    (0.07)     (0.01)
                          -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.08)       (0.06)    (0.07)     (0.01)
                          -----        -----     -----      -----
Net Asset Value, End
 of Period............   $10.31        $9.79     $8.25      $9.12
                         ======        =====     =====      =====
Total Return..........     6.18%/(f)/  19.44%    (8.90)%   (10.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $14          $10    $1,031     $1,140
 Ratio of Expenses to
  Average Net Assets..     0.83%/(g)/   0.82%     0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%/(g)/   0.83%     0.82%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.20%/(g)/   1.24%     1.17%      1.05%/(g)/
 Portfolio Turnover
  Rate................    252.2%/(g)/  179.1%    128.9%     116.0%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred an unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED SHARES
-------------------------
Net Asset Value, Beginning of Period...........             $11.32           $9.04        $9.32    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --         0.02      0.03
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.05            2.32        (0.28)    (0.90)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.05            2.32        (0.26)    (0.87)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.05)          (0.02)       (0.02)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.02)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.05)          (0.04)       (0.02)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.32          $11.32        $9.04     $9.32
                                                            ======          ======        =====     =====
Total Return...................................               9.27%/(f)/     25.73%       (2.78)%   (7.84)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......             $2,416          $3,744       $2,131    $1,164
 Ratio of Expenses to Average Net Assets.......               1.21%/(g)/      1.22%        1.22%     1.22%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               1.22%/(g)/      1.22%        1.22%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.16%/(g)/      0.22%        0.34%     0.26%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value, Beginning of Period...........             $11.30           $9.02        $9.30    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --         0.01      0.02
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.01            2.30        (0.28)    (0.91)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.01            2.30        (0.27)    (0.89)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.03)          (0.01)       (0.01)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.01)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.03)          (0.02)       (0.01)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.28          $11.30        $9.02     $9.30
                                                            ======          ======        =====     =====
Total Return...................................               8.93%/(f)/     25.57%       (2.95)%   (8.04)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......               $257          $2,221       $1,138    $1,168
 Ratio of Expenses to Average Net Assets.......               1.34%/(g)/      1.40%        1.40%     1.40%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               1.40%/(g)/      1.40%        1.40%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.43%/(g)/      0.03%        0.11%     0.08%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(L)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value, Beginning of Period...........             $11.20           $8.95        $9.23     $9.95
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --           --     (0.01)
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               0.99            2.25        (0.28)    (0.71)
                                                              ----            ----        -----     -----
               Total From Investment Operations               0.99            2.25        (0.28)    (0.72)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.01)             --           --        --
 -----                                                       -----
              Total Dividends and Distributions              (0.01)             --           --        --
 -----                                                       -----
Net Asset Value, End of Period.................             $12.18          $11.20        $8.95     $9.23
                                                            ======          ======        =====     =====
Total Return /(c)/ ............................               8.81%/(f)/     25.20%       (3.03)%   (7.42)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......            $58,943         $41,132      $13,260    $2,568
 Ratio of Expenses to Average Net Assets.......               1.54%/(g)/      1.68%        1.60%     1.57%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(d)/ .......................................               1.54%/(g)/      1.78%        1.60%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.04%/(g)/     (0.27)%         --     (0.19)%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(L)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period...........             $11.28           $9.01        $9.29     $9.95
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .               0.01            0.01         0.08      0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.10            2.35        (0.28)    (0.71)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.11            2.36        (0.20)    (0.66)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.11)          (0.04)       (0.08)       --
 Tax Return of Capital Distribution............                 --           (0.05)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.11)          (0.09)       (0.08)       --
 ----                                                        -----           -----        -----
Net Asset Value, End of Period.................             $12.28          $11.28        $9.01     $9.29
                                                            ======          ======        =====     =====
Total Return...................................               9.93%/(f)/     26.42%       (2.23)%   (6.82)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......                $11            $697           $9        $9
 Ratio of Expenses to Average Net Assets.......               0.61%/(g)/      0.65%        0.65%     0.65%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               0.65%/(g)/      0.65%        0.65%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               1.79%/(g)/      0.69%        0.86%     0.82%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value, Beginning of Period...........             $11.36           $9.07        $9.35    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .                 --              --         0.05      0.06
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.04            2.36        (0.28)    (0.90)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.04            2.36        (0.23)    (0.84)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.08)          (0.03)       (0.05)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.04)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.08)          (0.07)       (0.05)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.32          $11.36        $9.07     $9.35
                                                            ======          ======        =====     =====
Total Return...................................               9.22%/(f)/     26.14%       (2.47)%   (7.55)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......             $4,993          $5,764       $1,374    $1,168
 Ratio of Expenses to Average Net Assets.......               0.91%/(g)/      0.91%        0.91%     0.91%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               0.91%/(g)/      0.91%        0.91%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               0.71%/(g)/      0.50%        0.61%     0.56%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(i)/   62.0%     55.6%/(g)/

                                                             2004/(E)/        2003         2002     2001/(K)/
                                                             ----             ----         ----     ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value, Beginning of Period...........             $11.34           $9.05        $9.33    $10.21
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ .               0.01              --         0.05      0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................               1.16            2.34        (0.29)    (0.90)
                                                              ----            ----        -----     -----
               Total From Investment Operations               1.17            2.34        (0.24)    (0.86)
Less Dividends and Distributions:
 Dividends from Net Investment Income..........              (0.07)          (0.02)       (0.04)    (0.02)
 Tax Return of Capital Distribution............                 --           (0.03)          --        --
 -----                                                                       -----
              Total Dividends and Distributions              (0.07)          (0.05)       (0.04)    (0.02)
                                                             -----           -----        -----     -----
Net Asset Value, End of Period.................             $12.44          $11.34        $9.05     $9.33
                                                            ======          ======        =====     =====
Total Return...................................              10.34%/(f)(i)/  26.05%       (2.59)%   (7.75)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)......                $11          $2,096       $1,131    $1,166
 Ratio of Expenses to Average Net Assets.......               0.91%/(g)/      1.03%        1.02%     1.03%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(b)/ .......................................               1.03%/(g)/      1.03%        1.02%       --
 Ratio of Net Investment Income to Average Net
  Assets.......................................               1.27%/(g)/      0.41%        0.49%     0.45%/(g)/
 Portfolio Turnover Rate.......................        78.8%/(g)(h)/          35.3%/(j)/   62.0%     55.6%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.
/(i) /During the period, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amount expressed herein is greater than would have been experienced without the withdrawal.
/(j) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(k) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(l) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.38         $4.15     $5.98     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)    (0.06)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.27     (1.77)     (3.99)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.09          1.23     (1.83)     (4.03)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.47         $5.38     $4.15      $5.98
                          =====         =====     =====      =====
Total Return..........     1.67%/(f)/   29.64%   (30.60)%   (39.03)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $24           $21      $431       $749
 Ratio of Expenses to
  Average Net Assets..     1.22%/(g)/    1.16%     1.22%      1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%/(g)/    1.22%     1.22%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(g)/  (0.71)%   (0.85)%    (0.82)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.35         $4.14     $5.97     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.05)    (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.26     (1.76)     (3.99)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.09          1.21     (1.83)     (4.05)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.44         $5.35     $4.14      $5.97
                          =====         =====     =====      =====
Total Return..........     1.68%/(f)/   29.23%   (30.65)%   (39.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $642          $592      $450       $760
 Ratio of Expenses to
  Average Net Assets..     1.40%/(g)/    1.40%     1.40%      1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.40%/(g)/    1.40%     1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.81)%/(g)/  (0.95)%   (1.03)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(I)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.06         $3.94     $5.69      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.06)    (0.06)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.18     (1.69)     (2.11)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.08          1.12     (1.75)     (2.13)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.14         $5.06     $3.94      $5.69
                          =====         =====     =====      =====
Total Return /(c)/ ...     1.58%/(f)/   28.43%   (30.76)%   (27.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,644       $10,116    $4,128     $1,395
 Ratio of Expenses to
  Average Net Assets..     1.77%/(g)/    1.83%     1.64%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.77%/(g)/    2.23%     1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.17)%/(g)/  (1.38)%   (1.27)%    (1.27)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(I)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.21         $4.00     $5.72      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.02)    (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10          1.23     (1.71)     (2.09)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.10          1.21     (1.72)     (2.10)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.31         $5.21     $4.00      $5.72
                          =====         =====     =====      =====
Total Return..........     1.92%/(f)/   30.25%   (30.07)%   (27.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,135        $5,861        $5         $7
 Ratio of Expenses to
  Average Net Assets..     0.65%/(g)/    0.65%     0.65%      0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.65%/(g)/    0.65%     0.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%/(g)/  (0.39)%   (0.28)%    (0.27)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.43         $4.18     $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.02)    (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.27     (1.77)     (3.95)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.10          1.25     (1.81)     (4.03)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.53         $5.43     $4.18      $5.99
                          =====         =====     =====      =====
Total Return..........     1.84%/(f)/   29.90%   (30.22)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $27           $19      $438       $749
 Ratio of Expenses to
  Average Net Assets..     0.91%/(g)/    0.91%     0.91%      0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.91%/(g)/    0.91%     0.91%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.32)%/(g)/  (0.44)%   (0.54)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                          2004/(E)/      2003      2002      2001/(H)/
                          ----           ----      ----      ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.41         $4.17     $5.99     $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.03)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.11          1.27     (1.78)     (3.99)
                           ----          ----     -----      -----
 Total From Investment
            Operations     0.10          1.24     (1.82)     (4.03)
                           ----          ----     -----      -----
Net Asset Value, End
 of Period............    $5.51         $5.41     $4.17      $5.99
                          =====         =====     =====      =====
Total Return..........     1.85%/(f)/   29.74%   (30.38)%   (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $24           $43      $432       $750
 Ratio of Expenses to
  Average Net Assets..     1.02%/(g)/    1.01%     1.02%      1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.03%/(g)/    1.03%     1.02%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(g)/  (0.54)%   (0.65)%    (0.65)%/(g)/
 Portfolio Turnover
  Rate................    356.1%/(g)/   290.7%    276.9%     299.0%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.08        $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.04      0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.49     (0.58)    (1.12)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.71         2.53     (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.02)    (0.03)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.15)       (0.02)    (0.10)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.64       $11.08     $8.57     $9.22
                         ======       ======     =====     =====
Total Return..........     6.44%/(e)/  29.63%    (6.08)%   (9.73)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,706       $2,145    $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%/(f)/   0.72%     0.72%     0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.45%/(f)/   0.47%     0.38%     0.33%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.07        $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.03      0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.67         2.48     (0.58)    (1.11)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.69         2.51     (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)    (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.13)       (0.01)    (0.09)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.63       $11.07     $8.57     $9.22
                         ======       ======     =====     =====
Total Return..........     6.26%/(e)/  29.30%    (6.25)%   (9.73)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,399       $3,069    $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/   0.90%     0.90%     0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.29%/(f)/   0.28%     0.20%     0.15%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.84        $8.42     $9.07     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)                     (0.01)
  /(a)/ ..............       --                     --        --
                             --                     --        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.67         2.43     (0.58)    (0.91)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.67         2.42     (0.58)    (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.12)          --     (0.07)       --
 -----                    -----                  -----
Net Asset Value, End
 of Period............   $11.39       $10.84     $8.42     $9.07
                         ======       ======     =====     =====
Total Return /(b)/ ...     6.18%/(e)/  28.74%    (6.52)%   (8.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,346      $13,620    $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..     1.17%/(f)/   1.28%     1.10%     1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.17%/(f)/   1.48%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.03%/(f)/  (0.10)%      --        --
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.95        $8.48     $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.09      0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.45     (0.58)    (0.91)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.74         2.54     (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.07)    (0.09)       --
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.22)       (0.07)    (0.16)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $11.47       $10.95     $8.48     $9.13
                         ======       ======     =====     =====
Total Return..........     6.74%/(e)/  30.23%    (5.61)%   (8.24)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11        $8        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(f)/   0.15%     0.15%     0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.05%/(f)/   1.03%     0.95%     0.90%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.11        $8.60     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.07      0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.49     (0.55)    (1.14)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.73         2.56     (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.05)    (0.07)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.19)       (0.05)    (0.14)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.65       $11.11     $8.60     $9.25
                         ======       ======     =====     =====
Total Return..........     6.55%/(e)/  29.93%    (5.78)%   (9.44)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,247      $15,280    $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%/(f)/   0.41%     0.41%     0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.79%/(f)/   0.77%     0.69%     0.64%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                          2004/(D)/     2003      2002     2001/(G)/
                          ----          ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.09        $8.59     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.06      0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.68         2.48     (0.59)    (1.10)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.72         2.54     (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)    (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.12)          --     (0.07)       --
 -----                    -----                  -----
   Total Dividends and
         Distributions    (0.17)       (0.04)    (0.13)    (0.02)
                          -----        -----     -----     -----
Net Asset Value, End
 of Period............   $11.64       $11.09     $8.59     $9.25
                         ======       ======     =====     =====
Total Return..........     6.54%/(e)/  29.70%    (5.99)%   (9.44)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,950       $1,607    $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%/(f)/   0.53%     0.52%     0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.66%/(f)/   0.67%     0.58%     0.52%/(f)/
 Portfolio Turnover
  Rate................     60.3%/(f)/   41.4%     48.5%     63.4%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.77        $9.73     $9.96   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.06      0.06     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         2.03      0.03    (0.24)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.39         2.09      0.09    (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)    (0.05)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.06)       (0.05)    (0.32)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.10       $11.77     $9.73    $9.96
                         ======       ======     =====    =====
Total Return..........     3.35%/(f)/  21.64%     0.61%   (1.62)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,331       $1,024    $1,223   $1,246
 Ratio of Expenses to
  Average Net Assets..     1.19%/(g)/   1.20%     1.21%    1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.22%/(g)/   1.22%     1.22%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.48%/(g)/   0.58%     0.50%    0.47%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.80        $9.72     $9.95   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.05      0.05     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         2.07      0.02    (0.24)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.39         2.12      0.07    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.04)    (0.03)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.04)       (0.04)    (0.30)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.15       $11.80     $9.72    $9.95
                         ======       ======     =====    =====
Total Return..........     3.32%/(f)/  21.86%     0.44%   (1.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $112          $89      $704   $1,245
 Ratio of Expenses to
  Average Net Assets..     1.37%/(g)/   1.36%     1.39%    1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.40%/(g)/   1.40%     1.40%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.29%/(g)/   0.45%     0.32%    0.29%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(I)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.68        $9.68     $9.91   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.01      0.01       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         2.01      0.04    (0.58)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.38         2.02      0.05    (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)    (0.01)      --
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.01)       (0.02)    (0.28)      --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $12.05       $11.68     $9.68    $9.91
                         ======       ======     =====    =====
Total Return /(c)/ ...     3.29%/(f)/  20.88%     0.24%   (5.17)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $62,883      $47,750   $20,879   $3,090
 Ratio of Expenses to
  Average Net Assets..     1.52%/(g)/   1.70%     1.58%    1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.55%/(g)/   1.77%     1.60%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.14%/(g)/   0.06%     0.13%    0.04%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(I)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.77        $9.73     $9.96   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.08      0.11     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         2.07      0.04    (0.60)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.43         2.15      0.15    (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.11)    (0.11)      --
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.13)       (0.11)    (0.38)      --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $12.07       $11.77     $9.73    $9.96
                         ======       ======     =====    =====
Total Return..........     3.68%/(f)/  22.33%     1.19%   (4.69)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $708          $92        $9       $9
 Ratio of Expenses to
  Average Net Assets..     0.62%/(g)/   0.65%     0.64%    0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.65%/(g)/   0.65%     0.65%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.09%/(g)/   0.86%     1.08%    0.99%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.74        $9.77    $10.00   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.11      0.16     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         1.94     (0.04)   (0.27)
                           ----         ----     -----    -----
 Total From Investment
            Operations     0.41         2.05      0.12    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)       (0.08)    (0.08)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.10)       (0.08)    (0.35)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.05       $11.74     $9.77   $10.00
                         ======       ======     =====   ======
Total Return..........     3.51%/(f)/  21.21%     0.92%   (1.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $221          $95      $709   $1,250
 Ratio of Expenses to
  Average Net Assets..     0.89%/(g)/   0.88%     0.90%    0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.91%/(g)/   0.91%     0.91%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%/(g)/   0.94%     0.81%    0.82%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                          2004/(E)/     2003      2002    2001/(H)/
                          ----          ----      ----    ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.69        $9.76     $9.98   $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.10      0.11     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37         1.90      0.01    (0.24)
                           ----         ----      ----    -----
 Total From Investment
            Operations     0.41         2.00      0.12    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.07)    (0.07)   (0.02)
 Distributions from
  Realized Gains......       --           --     (0.27)      --
 -----                                           -----
   Total Dividends and
         Distributions    (0.09)       (0.07)    (0.34)   (0.02)
                          -----        -----     -----    -----
Net Asset Value, End
 of Period............   $12.01       $11.69     $9.76    $9.98
                         ======       ======     =====    =====
Total Return..........     3.48%/(f)/  20.68%     0.91%   (1.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $42          $37      $708   $1,248
 Ratio of Expenses to
  Average Net Assets..     1.00%/(g)/   0.99%     1.01%    1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.03%/(g)/   1.03%     1.02%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.67%/(g)/   0.85%     0.70%    0.66%/(g)/
 Portfolio Turnover
  Rate................    221.2%/(g)/  186.5%    172.2%   122.3%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.001        0.003        0.011    0.035
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.001        0.003        0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.001)      (0.003)      (0.011)  (0.035)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.001)      (0.003)      (0.011)  (0.035)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.06%/(e)/   0.32%        1.06%    3.59%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $5,640       $4,581       $2,070     $100
 Ratio of Expenses to
  Average Net Assets..                 0.97%/(f)/   0.97%        0.97%    0.97%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........                   --         0.97%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.12%/(f)/   0.29%        0.91%    3.92%/(f)/

                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                   --        0.002        0.009    0.034
   ----                                            -----        -----    -----
 Total From Investment
            Operations                   --        0.002        0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...                   --       (0.002)      (0.009)  (0.034)
   ----                                           ------       ------   ------
   Total Dividends and
         Distributions                   --       (0.002)      (0.009)  (0.034)
   ----                                           ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.00%/(e)/   0.16%        0.88%    3.44%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $6,903       $5,494         $564     $667
 Ratio of Expenses to
  Average Net Assets..                 1.09%/(f)/   1.13%        1.15%    1.15%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........          1.15%/(f)(g)/       1.15%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.00%/(f)/   0.12%        0.88%    3.14%/(f)/

                                      2004/(D)/     2003         2002    2001/(I)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                   --        0.001        0.007    0.021
   ----                                            -----        -----    -----
 Total From Investment
            Operations                   --        0.001        0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...                   --       (0.001)      (0.007)  (0.021)
   ----                                           ------       ------   ------
   Total Dividends and
         Distributions                   --       (0.001)      (0.007)  (0.021)
   ----                                           ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return /(b)/ ...                 0.00%/(e)/   0.06%        0.68%    2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........             $108,872      $95,332      $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..                 1.09%/(f)/   1.21%        1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...                 1.35%/(f)/   1.54%          --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.00%/(f)/   0.04%        0.59%    2.48%/(f)/

                                      2004/(D)/     2003         2002    2001/(I)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.003        0.009        0.016    0.027
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.003        0.009        0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.003)      (0.009)      (0.016)  (0.027)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.003)      (0.009)      (0.016)  (0.027)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.34%/(e)/   0.89%        1.64%    2.71%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........              $41,620      $23,684       $1,522     $186
 Ratio of Expenses to
  Average Net Assets..                 0.40%/(f)/   0.40%        0.40%    0.40%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.69%/(f)/   0.78%        1.53%    3.39%/(f)/

                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.002        0.006        0.014    0.038
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.002        0.006        0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.002)      (0.006)      (0.014)  (0.038)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.002)      (0.006)      (0.014)  (0.038)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.22%/(e)/   0.64%        1.38%    3.90%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........              $11,812       $8,431       $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..                 0.66%/(f)/   0.66%        0.66%    0.66%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.43%/(f)/   0.55%        1.39%    4.23%/(f)/

                                      2004/(D)/     2003         2002    2001/(H)/
                                      ----          ----         ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..               $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............                0.001        0.005        0.013    0.037
                                      -----        -----        -----    -----
 Total From Investment
            Operations                0.001        0.005        0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...               (0.001)      (0.005)      (0.013)  (0.037)
                                     ------       ------       ------   ------
   Total Dividends and
         Distributions               (0.001)      (0.005)      (0.013)  (0.037)
                                     ------       ------       ------   ------
Net Asset Value, End
 of Period............               $1.000       $1.000       $1.000   $1.000
                                     ======       ======       ======   ======
Total Return..........                 0.15%/(e)/   0.49%        1.26%    3.78%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $3,657          $10          $10     $100
 Ratio of Expenses to
  Average Net Assets..                 0.78%/(f)/   0.63%        0.77%    0.78%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........                   --         0.78%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..                 0.32%/(f)/   0.37%        1.25%    4.11%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without the Manager's voluntary expense limit.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(B)/
                          ----
PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.20
 ------
 Total From Investment
            Operations     0.25
 ------
Net Asset Value, End
 of Period............   $10.25
                         ======
Total Return..........     2.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,251
 Ratio of Expenses to
  Average Net Assets..     1.10%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.42%/(d)/
 Portfolio Turnover
  Rate................     96.5%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.36          $8.14      $9.07     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.05       0.04       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.17      (0.95)     (1.36)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.49           1.22      (0.91)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --      (0.02)     (0.02)
   ----                    -----                     -----      -----
   Total Dividends and
         Distributions     (0.03)            --      (0.02)     (0.02)
   ----                    -----                     -----      -----
Net Asset Value, End
 of Period............     $9.82          $9.36      $8.14      $9.07
                           =====          =====      =====      =====
Total Return..........      5.26%/(f)/    14.99%    (10.11)%   (11.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,987        $12,025     $1,075       $907
 Ratio of Expenses to
  Average Net Assets..      1.29%/(g)/     1.32%      1.31%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.32%/(g)/     1.32%      1.32%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.26%/(g)/     0.57%      0.64%      0.52%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.33          $8.12      $9.04     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.04       0.02       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.17      (0.94)     (1.38)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.48           1.21      (0.92)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --         --      (0.02)
   ----                    -----                                -----
   Total Dividends and
         Distributions     (0.02)            --         --      (0.02)
   ----                    -----                                -----
Net Asset Value, End
 of Period............     $9.79          $9.33      $8.12      $9.04
                           =====          =====      =====      =====
Total Return..........      5.09%/(f)/    14.90%    (10.18)%   (12.16)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $15,148        $11,290     $1,385       $924
 Ratio of Expenses to
  Average Net Assets..      1.47%/(g)/     1.50%      1.48%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.50%/(g)/     1.50%      1.50%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%/(g)/     0.42%      0.47%      0.34%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(I)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.22          $8.05      $8.99     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01       0.05         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46           1.16      (0.99)     (1.16)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.46           1.17      (0.94)     (1.16)
                            ----           ----      -----      -----
Net Asset Value, End
 of Period............     $9.68          $9.22      $8.05      $8.99
                           =====          =====      =====      =====
Total Return /(c)/ ...      5.02%/(f)/    14.53%    (10.46)%   (11.25)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $33,467        $20,880     $5,315       $559
 Ratio of Expenses to
  Average Net Assets..      1.59%/(g)/     1.70%      1.68%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.62%/(g)/     1.92%      1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%/(g)/    0.17%      0.24%      0.10%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.40          $8.17      $9.11     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04           0.10       0.06       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.17      (0.93)     (1.34)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.52           1.27      (0.87)     (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)         (0.04)     (0.07)     (0.02)
                           -----          -----      -----      -----
   Total Dividends and
         Distributions     (0.09)         (0.04)     (0.07)     (0.02)
                           -----          -----      -----      -----
Net Asset Value, End
 of Period............     $9.83          $9.40      $8.17      $9.11
                           =====          =====      =====      =====
Total Return..........      5.51%/(f)/    15.68%     (9.66)%   (11.57)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $439,457       $289,273   $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..      0.72%/(g)/     0.74%      0.73%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%/(g)/     0.75%      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.84%/(g)/     1.13%      1.23%      1.15%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.38          $8.15      $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03           0.08       0.04       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46           1.17      (0.92)     (1.37)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.49           1.25      (0.88)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06)         (0.02)     (0.05)     (0.02)
                           -----          -----      -----      -----
   Total Dividends and
         Distributions     (0.06)         (0.02)     (0.05)     (0.02)
                           -----          -----      -----      -----
Net Asset Value, End
 of Period............     $9.81          $9.38      $8.15      $9.08
                           =====          =====      =====      =====
Total Return..........      5.25%/(f)/    15.42%     (9.82)%   (11.86)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $30,285        $21,346     $3,811       $909
 Ratio of Expenses to
  Average Net Assets..      0.98%/(g)/     1.00%      0.99%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.01%/(g)/     1.01%      1.01%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.58%/(g)/     0.89%      0.96%      0.83%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                           2004/(E)/       2003       2002      2001/(H)/
                           ----            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.40          $8.15      $9.08     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02           0.07       0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48           1.19      (0.97)     (1.36)
                            ----           ----      -----      -----
 Total From Investment
            Operations      0.50           1.26      (0.90)     (1.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)         (0.01)     (0.03)     (0.02)
                           -----          -----      -----      -----
   Total Dividends and
         Distributions     (0.05)         (0.01)     (0.03)     (0.02)
                           -----          -----      -----      -----
Net Asset Value, End
 of Period............     $9.85          $9.40      $8.15      $9.08
                           =====          =====      =====      =====
Total Return..........      5.33%/(f)/    15.53%     (9.93)%   (11.86)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,559         $2,132       $816       $908
 Ratio of Expenses to
  Average Net Assets..      1.10%/(g)/     1.12%      1.11%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.13%/(g)/     1.13%      1.12%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.41%/(g)/     0.78%      0.83%      0.71%/(g)/
 Portfolio Turnover
  Rate................     163.4%/(g)/     41.7%      71.9%      59.4%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.16        $6.06    $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.04     0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         1.09    (1.52)     (2.61)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.50         1.13    (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.03)   (0.04)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.04)       (0.03)   (0.04)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.62        $7.16    $6.06      $7.59
                          =====        =====    =====      =====
Total Return..........     6.93%/(f)/  18.75%  (19.78)%   (23.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,828       $1,887   $1,285       $949
 Ratio of Expenses to
  Average Net Assets..     1.01%/(g)/   1.01%    1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.02%/(g)/   1.02%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.52%/(g)/   0.62%    0.51%      0.42%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.15        $6.05    $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.03     0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.09    (1.52)     (2.62)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.48         1.12    (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.02)   (0.02)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.02)       (0.02)   (0.02)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.61        $7.15    $6.05      $7.57
                          =====        =====    =====      =====
Total Return..........     6.75%/(f)/  18.57%  (19.84)%   (24.08)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,985       $2,169     $757       $948
 Ratio of Expenses to
  Average Net Assets..     1.19%/(g)/   1.20%    1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.20%/(g)/   1.20%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(g)/   0.41%    0.30%      0.25%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(I)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.08        $6.00    $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         0.01     0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.08    (1.51)     (1.37)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.48         1.09    (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.01)   (0.01)        --
 ----                     -----        -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.01)   (0.01)        --
 ----                     -----        -----    -----
Net Asset Value, End
 of Period............    $7.55        $7.08    $6.00      $7.51
                          =====        =====    =====      =====
Total Return /(c)/ ...     6.75%/(f)/  18.16%  (20.02)%   (15.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,102      $15,775   $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.32%/(g)/   1.44%    1.40%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.33%/(g)/   1.50%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%/(g)/   0.19%    0.12%      0.02%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(I)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.13        $6.03    $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.08     0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.09    (1.51)     (1.38)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.51         1.17    (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.07)   (0.08)        --
 ----                     -----        -----    -----
   Total Dividends and
         Distributions    (0.08)       (0.07)   (0.08)        --
 ----                     -----        -----    -----
Net Asset Value, End
 of Period............    $7.56        $7.13    $6.03      $7.55
                          =====        =====    =====      =====
Total Return..........     7.15%/(f)/  19.52%  (19.29)%   (15.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $8           $8       $7         $8
 Ratio of Expenses to
  Average Net Assets..     0.44%/(g)/   0.44%    0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%/(g)/   0.45%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.10%/(g)/   1.21%    1.05%      0.96%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.18        $6.08    $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.06     0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         1.09    (1.51)     (2.64)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.51         1.15    (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)   (0.06)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.06)       (0.05)   (0.06)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.63        $7.18    $6.08      $7.62
                          =====        =====    =====      =====
Total Return..........     7.10%/(f)/  19.05%  (19.59)%   (23.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,996       $2,930   $1,498       $952
 Ratio of Expenses to
  Average Net Assets..     0.70%/(g)/   0.70%    0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.71%/(g)/   0.71%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.83%/(g)/   0.92%    0.84%      0.66%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                          2004/(E)/     2003     2002      2001/(H)/
                          ----          ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.17        $6.07    $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.05     0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47         1.09    (1.53)     (2.61)
                           ----         ----    -----      -----
 Total From Investment
            Operations     0.50         1.14    (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)   (0.05)     (0.01)
                          -----        -----    -----      -----
   Total Dividends and
         Distributions    (0.05)       (0.04)   (0.05)     (0.01)
                          -----        -----    -----      -----
Net Asset Value, End
 of Period............    $7.62        $7.17    $6.07      $7.60
                          =====        =====    =====      =====
Total Return..........     6.98%/(f)/  18.94%  (19.60)%   (23.78)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $707         $897     $759       $950
 Ratio of Expenses to
  Average Net Assets..     0.82%/(g)/   0.82%    0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.83%/(g)/   0.83%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.71%/(g)/   0.82%    0.67%      0.61%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   82.9%    89.4%      71.7%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.97        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.04)        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          2.02
                          ----          ----
 Total From Investment
            Operations    0.06          1.97
                          ----          ----
Net Asset Value, End
 of Period............  $12.03        $11.97
                        ======        ======
Total Return..........    0.50%/(f)/   19.70%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $120          $120
 Ratio of Expenses to
  Average Net Assets..    1.54%/(g)/    1.54%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.57%/(g)/    1.57%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.58)%/(g)/  (0.51)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.95        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)        (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          2.01
                          ----          ----
 Total From Investment
            Operations    0.05          1.95
                          ----          ----
Net Asset Value, End
 of Period............  $12.00        $11.95
                        ======        ======
Total Return..........    0.42%/(f)/   19.50%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $120          $119
 Ratio of Expenses to
  Average Net Assets..    1.72%/(g)/    1.72%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.75%/(g)/    1.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.76)%/(g)/  (0.69)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.93        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)        (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          2.02
                          ----          ----
 Total From Investment
            Operations    0.03          1.93
                          ----          ----
Net Asset Value, End
 of Period............  $11.96        $11.93
                        ======        ======
Total Return /(c)/ ...    0.25%/(f)/   19.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,815        $2,609
 Ratio of Expenses to
  Average Net Assets..    1.87%/(g)/    1.94%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...    2.66%/(g)/    6.94%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.90)%/(g)/  (0.95)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $12.03        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          2.02
                          ----          ----
 Total From Investment
            Operations    0.09          2.03
                          ----          ----
Net Asset Value, End
 of Period............  $12.12        $12.03
                        ======        ======
Total Return..........    0.75%/(f)/   20.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,452        $5,414
 Ratio of Expenses to
  Average Net Assets..    0.97%/(g)/    0.97%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%/(g)/    1.00%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.01)%/(g)/   0.06%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $12.00        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10          2.02
                          ----          ----
 Total From Investment
            Operations    0.08          2.00
                          ----          ----
Net Asset Value, End
 of Period............  $12.08        $12.00
                        ======        ======
Total Return..........    0.67%/(f)/   20.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $121          $120
 Ratio of Expenses to
  Average Net Assets..    1.23%/(g)/    1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.26%/(g)/    1.26%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%/(g)/  (0.20)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         2004/(E)/     2003/(H)/
                         ----          ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.99        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09          2.02
                          ----          ----
 Total From Investment
            Operations    0.07          1.99
                          ----          ----
Net Asset Value, End
 of Period............  $12.06        $11.99
                        ======        ======
Total Return..........    0.58%/(f)/   19.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $121          $120
 Ratio of Expenses to
  Average Net Assets..    1.35%/(g)/    1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.38%/(g)/    1.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.39)%/(g)/  (0.32)%/(g)/
 Portfolio Turnover
  Rate................   162.8%/(g)/    64.8%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit decreased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.99          $6.11       $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)         (0.01)       0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.89       (1.36)     (2.81)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.18           0.88       (1.34)     (2.84)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.17          $6.99       $6.11      $7.45
                           =====          =====       =====      =====
Total Return..........      2.58%/(f)/    14.40%     (17.99)%   (26.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $29,885        $21,390      $4,903       $745
 Ratio of Expenses to
  Average Net Assets..      1.21%/(g)/     1.32%       1.32%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.32%/(g)/     1.32%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.27)%/(g)/   (0.21)%     (0.35)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $6.85          $5.99       $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.02)       0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.88       (1.45)     (2.82)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.17           0.86       (1.44)     (2.86)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.02          $6.85       $5.99      $7.43
                           =====          =====       =====      =====
Total Return..........      2.48%/(f)/    14.36%     (19.38)%   (26.26)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,588        $16,776      $1,858       $811
 Ratio of Expenses to
  Average Net Assets..      1.39%/(g)/     1.50%       1.50%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.50%/(g)/     1.50%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.45)%/(g)/   (0.38)%     (0.51)%    (0.66)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(I)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.70          $5.89       $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.05)      (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18           0.86       (1.40)     (1.25)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.15           0.81       (1.42)     (1.27)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $6.85          $6.70       $5.89      $7.31
                           =====          =====       =====      =====
Total Return /(c)/ ...      2.24%/(f)/    13.75%     (19.43)%   (15.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,615         $9,744      $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..      1.74%/(g)/     1.89%       1.70%      1.68%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.90%/(g)/     2.27%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.80)%/(g)/   (0.76)%     (0.73)%    (0.84)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.00          $6.09       $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.02          --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.90       (1.41)     (2.80)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.20           0.92       (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)         (0.01)         --         --
   ----                    -----          -----
   Total Dividends and
         Distributions     (0.02)         (0.01)         --         --
   ----                    -----          -----
Net Asset Value, End
 of Period............     $7.18          $7.00       $6.09      $7.50
                           =====          =====       =====      =====
Total Return..........      2.84%/(f)/    15.14%     (18.80)%   (25.63)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $607,919       $513,520    $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.64%/(g)/     0.75%       0.75%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%/(g)/     0.75%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.30%/(g)/     0.39%       0.25%     (0.01)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $6.96          $6.06       $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01        0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20           0.89       (1.42)     (2.81)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.20           0.90       (1.41)     (2.82)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.16          $6.96       $6.06      $7.47
                           =====          =====       =====      =====
Total Return..........      2.88%/(f)/    14.85%     (18.88)%   (25.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $27,534        $23,056     $14,373       $747
 Ratio of Expenses to
  Average Net Assets..      0.90%/(g)/     1.01%       1.01%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.01%/(g)/     1.01%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.04%/(g)/     0.13%       0.05%     (0.17)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                           2004/(E)/       2003        2002      2001/(H)/
                           ----            ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.92          $6.04       $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --             --       (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19           0.88       (1.41)     (2.81)
                            ----           ----       -----      -----
 Total From Investment
            Operations      0.19           0.88       (1.42)     (2.83)
                            ----           ----       -----      -----
Net Asset Value, End
 of Period............     $7.11          $6.92       $6.04      $7.46
                           =====          =====       =====      =====
Total Return..........      2.75%/(f)/    14.57%     (19.03)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,845         $1,825        $778       $746
 Ratio of Expenses to
  Average Net Assets..      1.04%/(g)/     1.13%       1.12%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.13%/(g)/     1.13%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.12)%/(g)/    0.01%      (0.18)%    (0.29)%/(g)/
 Portfolio Turnover
  Rate................     142.7%/(g)/    130.9%      182.9%     104.8%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003 and decreased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.18         $6.12     $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)        (0.04)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19          1.10     (1.24)     (3.21)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.17          1.06     (1.29)     (3.26)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.35         $7.18     $6.12      $7.41
                           =====         =====     =====      =====
Total Return..........      2.37%/(e)/   17.32%   (17.41)%   (29.46)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,923        $4,761      $613       $741
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/    1.57%     1.57%      1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.61)%/(f)/  (0.60)%   (0.64)%    (0.75)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.14         $6.10     $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)        (0.05)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.09     (1.23)     (3.22)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.17          1.04     (1.29)     (3.28)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.31         $7.14     $6.10      $7.39
                           =====         =====     =====      =====
Total Return..........      2.38%/(e)/   17.05%   (17.46)%   (29.65)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,050        $1,835      $611       $741
 Ratio of Expenses to
  Average Net Assets..      1.75%/(f)/    1.75%     1.75%      1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.79)%/(f)/  (0.74)%   (0.82)%    (0.93)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(H)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.00         $5.99     $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)        (0.06)    (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.19          1.07     (1.07)     (1.08)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.16          1.01     (1.28)     (1.10)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.16         $7.00     $5.99      $7.27
                           =====         =====     =====      =====
Total Return /(b)/ ...      2.29%/(e)/   16.86%   (17.61)%   (13.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,195        $4,234    $2,425       $688
 Ratio of Expenses to
  Average Net Assets..      1.87%/(f)/    1.95%     1.95%      1.93%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.80%/(f)/    2.97%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.91)%/(f)/  (0.93)%   (1.01)%    (1.15)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.30         $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --            --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.11     (1.25)     (3.21)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.20          1.11     (1.25)     (3.23)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.50         $7.30     $6.19      $7.44
                           =====         =====     =====      =====
Total Return..........      2.74%/(e)/   17.93%   (16.80)%   (29.18)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $125,691       $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%/(f)/    1.00%     1.00%      1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%/(f)/  (0.05)%   (0.07)%    (0.23)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.25         $6.15     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)        (0.01)    (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.18          1.11     (1.26)     (3.22)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.17          1.10     (1.27)     (3.25)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.42         $7.25     $6.15      $7.42
                           =====         =====     =====      =====
Total Return..........      2.34%/(e)/   17.89%   (17.12)%   (29.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,633          $974      $843       $743
 Ratio of Expenses to
  Average Net Assets..      1.26%/(f)/    1.26%     1.26%      1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.36)%/(f)/  (0.23)%   (0.33)%    (0.44)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                           2004/(D)/      2003      2002      2001/(G)/
                           ----           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.22         $6.14     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)        (0.02)    (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.10     (1.25)     (3.21)
                            ----          ----     -----      -----
 Total From Investment
            Operations      0.18          1.08     (1.28)     (3.25)
                            ----          ----     -----      -----
Net Asset Value, End
 of Period............     $7.40         $7.22     $6.14      $7.42
                           =====         =====     =====      =====
Total Return..........      2.49%/(e)/   17.59%   (17.25)%   (29.37)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $628          $723      $615       $742
 Ratio of Expenses to
  Average Net Assets..      1.38%/(f)/    1.38%     1.37%      1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.42)%/(f)/  (0.35)%   (0.44)%    (0.56)%/(f)/
 Portfolio Turnover
  Rate................     187.1%/(f)/   193.9%    176.7%     153.6%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..      $11.64         $9.57     $10.41     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.05          0.13      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.77          1.98      (0.79)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.82          2.11      (0.80)      0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.10)        (0.04)        --      (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.10)        (0.04)     (0.04)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.36        $11.64      $9.57     $10.41
                            ======        ======      =====     ======
Total Return..........        7.10%/(f)/   22.16%     (7.73)%     1.92%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $24,494       $12,058     $2,797     $1,043
 Ratio of Expenses to
  Average Net Assets..        1.35%/(g)/    1.34%      1.37%      1.37%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.37%/(g)/    1.37%      1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.83%/(g)/    1.21%      0.99%      1.03%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..      $11.35         $9.33     $10.40     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.04          0.11      (0.02)      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.94      (1.01)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.79          2.05      (1.03)      0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.09)        (0.03)        --      (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.09)        (0.03)     (0.04)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.05        $11.35      $9.33     $10.40
                            ======        ======      =====     ======
Total Return..........        6.94%/(f)/   21.99%     (9.96)%     1.82%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $25,877       $12,287     $4,013     $1,041
 Ratio of Expenses to
  Average Net Assets..        1.53%/(g)/    1.52%      1.55%      1.55%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.55%/(g)/    1.55%      1.55%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.65%/(g)/    1.03%      0.90%      0.85%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(I)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..      $11.34         $9.33     $10.42     $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.03          0.08       0.02       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.94      (1.07)     (0.41)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.78          2.02      (1.05)     (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.07)        (0.01)        --         --
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.07)        (0.01)     (0.04)        --
  ----                       -----         -----      -----
Net Asset Value, End
 of Period............      $12.05        $11.34      $9.33     $10.42
                            ======        ======      =====     ======
Total Return /(c)/ ...        6.86%/(f)/   21.64%    (10.13)%    (3.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $29,372       $16,843     $5,816       $708
 Ratio of Expenses to
  Average Net Assets..        1.69%/(g)/    1.75%      1.75%      1.72%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        1.71%/(g)/    2.01%      1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.51%/(g)/    0.79%      0.68%      0.52%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..      $11.42         $9.39     $10.45     $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.09          0.18       0.11       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.95      (1.07)      0.03
                              ----          ----      -----       ----
 Total From Investment
            Operations        0.84          2.13      (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.17)        (0.10)     (0.06)     (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.17)        (0.10)     (0.10)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.09        $11.42      $9.39     $10.45
                            ======        ======      =====     ======
Total Return..........        7.41%/(f)/   22.86%     (9.32)%     2.21%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,044,831      $964,633   $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..        0.77%/(g)/    0.77%      0.80%      0.80%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        0.80%/(g)/    0.80%      0.80%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.46%/(g)/    1.79%      1.59%      1.33%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..      $11.43         $9.40     $10.44     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.07          0.16         --       0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.75          1.94      (0.97)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.82          2.10      (0.97)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.14)        (0.07)     (0.03)     (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.14)        (0.07)     (0.07)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.11        $11.43      $9.40     $10.44
                            ======        ======      =====     ======
Total Return..........        7.22%/(f)/   22.52%     (9.37)%     2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $31,759       $25,399    $10,021     $1,045
 Ratio of Expenses to
  Average Net Assets..        1.03%/(g)/    1.03%      1.06%      1.06%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.06%/(g)/    1.06%      1.06%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        1.18%/(g)/    1.53%      1.44%      1.34%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                             2004/(E)/      2003       2002      2001/(H)/
                             ----           ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..      $11.39         $9.38     $10.43     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        0.06          0.15       0.12       0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        0.76          1.92      (1.11)     (0.05)
                              ----          ----      -----      -----
 Total From Investment
            Operations        0.82          2.07      (0.99)      0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       (0.13)        (0.06)     (0.02)     (0.03)
 Distributions from
  Realized Gains......          --            --      (0.04)        --
  -------                                             -----
   Total Dividends and
         Distributions       (0.13)        (0.06)     (0.06)     (0.03)
                             -----         -----      -----      -----
Net Asset Value, End
 of Period............      $12.08        $11.39      $9.38     $10.43
                            ======        ======      =====     ======
Total Return..........        7.20%/(f)/   22.21%     (9.59)%     2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $2,791          $992       $979     $1,044
 Ratio of Expenses to
  Average Net Assets..        1.17%/(g)/    1.15%      1.17%      1.18%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        1.18%/(g)/    1.18%      1.17%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..        0.95%/(g)/    1.42%      1.22%      1.22%/(g)/
 Portfolio Turnover
  Rate................        28.0%/(g)/    16.2%       7.8%      19.5%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.45        $5.30     $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)       (0.09)    (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.24     (1.16)     (4.58)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.01         2.15     (1.21)     (4.58)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.46        $7.45     $5.30      $6.51
                          =====        =====     =====      =====
Total Return..........     0.13%/(f)/  40.57%   (18.59)%   (40.49)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,403       $4,371    $1,296       $815
 Ratio of Expenses to
  Average Net Assets..     1.43%/(g)/   1.56%     1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.57%/(g)/   1.57%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.17)%/(g)/ (1.33)%   (1.35)%    (1.33)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.30        $5.21     $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)       (0.09)    (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.18     (1.19)     (4.58)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.01         2.09     (1.29)     (4.59)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.31        $7.30     $5.21      $6.50
                          =====        =====     =====      =====
Total Return..........     0.14%/(f)/  40.12%   (19.85)%   (40.53)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,809       $2,461      $653       $814
 Ratio of Expenses to
  Average Net Assets..     1.60%/(g)/   1.74%     1.75%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.75%/(g)/   1.75%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.35)%/(g)/ (1.52)%   (1.53)%    (1.51)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.03        $5.03     $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)       (0.10)    (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.10     (1.16)     (2.03)
                           ----         ----     -----      -----
 Total From Investment
            Operations       --         2.00     (1.25)     (1.99)
  ----                                  ----     -----      -----
Net Asset Value, End
 of Period............    $7.03        $7.03     $5.03      $6.28
                          =====        =====     =====      =====
Total Return /(c)/ ...     0.00%/(f)/  39.76%   (19.90)%   (24.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,962       $9,625    $2,648       $663
 Ratio of Expenses to
  Average Net Assets..     1.92%/(g)/   1.95%     1.95%      1.90%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.09%/(g)/   2.72%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.67)%/(g)/ (1.73)%   (1.72)%    (1.66)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(I)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.20        $5.10     $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)       (0.04)    (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.14     (1.16)     (2.00)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.04         2.10     (1.21)     (1.96)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.24        $7.20     $5.10      $6.31
                          =====        =====     =====      =====
Total Return..........     0.56%/(f)/  41.18%   (19.18)%   (24.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $8        $6         $7
 Ratio of Expenses to
  Average Net Assets..     0.85%/(g)/   0.99%     1.00%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%/(g)/   1.00%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.60)%/(g)/ (0.76)%   (0.78)%    (0.77)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.43        $5.26     $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)       (0.07)    (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.06         2.24     (1.23)     (4.52)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.03         2.17     (1.26)     (4.57)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.46        $7.43     $5.26      $6.52
                          =====        =====     =====      =====
Total Return..........     0.40%/(f)/  41.25%   (19.33)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,258       $7,384    $1,155       $815
 Ratio of Expenses to
  Average Net Assets..     1.11%/(g)/   1.24%     1.26%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.26%/(g)/   1.26%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(g)/ (1.03)%   (1.04)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/

                          2004/(E)/     2003      2002      2001/(H)/
                          ----          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.38        $5.25     $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)       (0.07)    (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07         2.20     (1.20)     (4.58)
                           ----         ----     -----      -----
 Total From Investment
            Operations     0.03         2.13     (1.27)     (4.57)
                           ----         ----     -----      -----
Net Asset Value, End
 of Period............    $7.41        $7.38     $5.25      $6.52
                          =====        =====     =====      =====
Total Return..........     0.41%/(f)/  40.57%   (19.48)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10         $408      $657       $816
 Ratio of Expenses to
  Average Net Assets..     1.23%/(g)/   1.37%     1.37%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.38%/(g)/   1.38%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.99)%/(g)/ (1.14)%   (1.15)%    (1.14)%/(g)/
 Portfolio Turnover
  Rate................    147.4%/(g)/  163.3%    225.6%     347.3%/(g)/


..

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(C)/
                         ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.98
                         =====
Total Return..........   (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,990
 Ratio of Expenses to
  Average Net Assets..    0.99%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.56)%/(e)/
 Portfolio Turnover
  Rate................    37.2%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $12.03         $9.39      $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)        (0.05)     (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.20          2.69       0.04     (0.75)
  -----                                                       -----
 Total From Investment
            Operations      1.18          2.64       0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $13.05        $12.03      $9.39     $9.38
                          ======        ======      =====     =====
Total Return..........      9.88%/(f)/   28.12%      0.11%    (6.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,744        $3,305     $1,449      $940
 Ratio of Expenses to
  Average Net Assets..      1.54%/(g)/    1.55%      1.57%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(g)/    1.57%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.35)%/(g)/  (0.46)%    (0.45)%   (0.12)%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.82         $9.24      $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)        (0.07)     (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.18          2.65      (0.08)    (0.75)
  -----                                             -----     -----
 Total From Investment
            Operations      1.15          2.58      (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $12.81        $11.82      $9.24     $9.37
                          ======        ======      =====     =====
Total Return..........      9.80%/(f)/   27.92%     (1.39)%   (6.87)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,971        $2,962     $1,177      $989
 Ratio of Expenses to
  Average Net Assets..      1.72%/(g)/    1.73%      1.75%     1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(g)/    1.75%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.54)%/(g)/  (0.67)%    (0.64)%   (0.30)%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(I)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.75         $9.21      $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)        (0.09)     (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.18          2.63      (0.10)    (0.83)
  -----                                             -----     -----
 Total From Investment
            Operations      1.13          2.54      (0.14)    (0.85)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --        --
 -----                     -----
Net Asset Value, End
 of Period............    $12.72        $11.75      $9.21     $9.35
                          ======        ======      =====     =====
Total Return /(c)/ ...      9.68%/(f)/   27.58%     (1.50)%   (8.15)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,348       $12,295     $4,573      $891
 Ratio of Expenses to
  Average Net Assets..      1.95%/(g)/    1.94%      1.95%     1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.01%/(g)/    2.49%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.79)%/(g)/  (0.89)%    (0.94)%   (0.48)%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $12.04         $9.34      $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          0.01      (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.21          2.69      (0.04)    (0.73)
  -----                                             -----     -----
 Total From Investment
            Operations      1.22          2.70      (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)           --      (0.01)    (0.01)
 Tax Return of Capital
  Distribution........        --            --      (0.02)       --
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.17)           --      (0.03)    (0.01)
  ----                     -----                    -----     -----
Net Asset Value, End
 of Period............    $13.09        $12.04      $9.34     $9.43
                          ======        ======      =====     =====
Total Return..........     10.16%/(f)/   28.91%     (0.67)%   (6.28)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $139,552       $78,679    $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..      0.98%/(g)/    0.98%      1.00%     1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(g)/    1.00%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.18%/(g)/    0.07%        --      0.44%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.98         $9.33      $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --         (0.02)     (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.20          2.67      (0.06)    (0.74)
  -----                                             -----     -----
 Total From Investment
            Operations      1.20          2.65      (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $13.02        $11.98      $9.33     $9.41
                          ======        ======      =====     =====
Total Return..........     10.08%/(f)/   28.40%     (0.83)%   (6.48)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,508        $3,154     $1,485      $942
 Ratio of Expenses to
  Average Net Assets..      1.23%/(g)/    1.24%      1.26%     1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(g)/    1.26%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.07)%/(g)/  (0.18)%    (0.16)%    0.19%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                           2004/(E)/      2003       2002     2001/(H)/
                           ----           ----       ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.95         $9.31      $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)        (0.03)     (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.19          2.67      (0.07)    (0.74)
  -----                                             -----     -----
 Total From Investment
            Operations      1.18          2.64      (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --            --         --     (0.01)
 Distributions from
  Realized Gains......     (0.16)           --         --        --
 -----                     -----
   Total Dividends and
         Distributions     (0.16)           --         --     (0.01)
  ----                     -----                              -----
Net Asset Value, End
 of Period............    $12.97        $11.95      $9.31     $9.40
                          ======        ======      =====     =====
Total Return..........      9.94%/(f)/   28.36%     (0.96)%   (6.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $965        $1,565       $932      $941
 Ratio of Expenses to
  Average Net Assets..      1.35%/(g)/    1.36%      1.37%     1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(g)/    1.38%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.12)%/(g)/  (0.29)%    (0.24)%    0.07%/(g)/
 Portfolio Turnover
  Rate................      70.0%/(g)/    49.7%      80.0%    224.9%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2004/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                        ------
 Total From Investment
            Operations    0.39
                        ------
Net Asset Value, End
 of Period............  $10.39
                        ======
Total Return..........    3.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,193
 Ratio of Expenses to
  Average Net Assets..    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%/(d)/
 Portfolio Turnover
  Rate................    87.0%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.56       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07         3.62
                            ----         ----
 Total From Investment
            Operations      1.02         3.56
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.77       $13.56
                          ======       ======
Total Return..........      7.81%/(d)/  35.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $138         $136
 Ratio of Expenses to
  Average Net Assets..      1.53%/(e)/   1.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(e)/   1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.70)%/(e)/ (0.60)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $13.54       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)       (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.06         3.61
                            ----         ----
 Total From Investment
            Operations      1.00         3.54
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.73       $13.54
                          ======       ======
Total Return..........      7.67%/(d)/  35.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $137         $135
 Ratio of Expenses to
  Average Net Assets..      1.71%/(e)/   1.72%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(e)/   1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.88)%/(e)/ (0.79)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.62       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07         3.62
                            ----         ----
 Total From Investment
            Operations      1.06         3.62
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.87       $13.62
                          ======       ======
Total Return..........      8.08%/(d)/  36.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $152,779       $4,868
 Ratio of Expenses to
  Average Net Assets..      0.98%/(e)/   0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(e)/   1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.13)%/(e)/ (0.04)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.59       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)       (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.08         3.62
                            ----         ----
 Total From Investment
            Operations      1.05         3.59
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.83       $13.59
                          ======       ======
Total Return..........      8.02%/(d)/  35.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $145         $136
 Ratio of Expenses to
  Average Net Assets..      1.22%/(e)/   1.23%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(e)/   1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.39)%/(e)/ (0.30)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                           2004/(C)/    2003/(F)/
                           ----         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.58       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.07         3.62
                            ----         ----
 Total From Investment
            Operations      1.03         3.58
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.81)          --
 ----                      -----
   Total Dividends and
         Distributions     (0.81)          --
 ----                      -----
Net Asset Value, End
 of Period............    $13.80       $13.58
                          ======       ======
Total Return..........      7.88%/(d)/  35.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $138         $136
 Ratio of Expenses to
  Average Net Assets..      1.34%/(e)/   1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(e)/   1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.51)%/(e)/ (0.42)%/(e)/
 Portfolio Turnover
  Rate................      74.2%/(e)/  111.5%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.00         $5.08      $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.08)     (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42          2.00      (2.20)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.36          1.92      (2.24)     (2.50)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.36         $7.00      $5.08      $7.32
                          =====         =====      =====      =====
Total Return..........     5.14%/(f)/   37.80%    (30.60)%   (23.67)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,409        $2,446     $1,092       $734
 Ratio of Expenses to
  Average Net Assets..     1.67%/(g)/    1.66%      1.67%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.67%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.51)%/(g)/  (1.45)%    (1.47)%    (1.32)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $6.96         $5.06      $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.09)     (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41          1.99      (2.19)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.35          1.90      (2.25)     (2.51)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.31         $6.96      $5.06      $7.31
                          =====         =====      =====      =====
Total Return..........     5.03%/(f)/   37.55%    (30.78)%   (23.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,038        $1,136       $789       $733
 Ratio of Expenses to
  Average Net Assets..     1.85%/(g)/    1.84%      1.85%      1.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.85%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.69)%/(g)/  (1.63)%    (1.65)%    (1.50)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(I)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.75         $4.92      $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)        (0.10)     (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41          1.93      (2.14)     (1.11)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.34          1.83      (2.20)     (1.16)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.09         $6.75      $4.92      $7.12
                          =====         =====      =====      =====
Total Return /(c)/ ...     5.04%/(f)/   37.20%    (30.90)%   (13.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,037        $5,932     $1,386       $316
 Ratio of Expenses to
  Average Net Assets..     2.05%/(g)/    2.05%      2.05%      2.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.43%/(g)/    3.39%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.89)%/(g)/  (1.85)%    (1.85)%    (1.72)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.10         $5.12      $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.05)     (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43          2.03      (2.19)     (2.43)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.39          1.98      (2.23)     (2.47)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.49         $7.10      $5.12      $7.35
                          =====         =====      =====      =====
Total Return..........     5.49%/(f)/   38.67%    (30.34)%   (23.36)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $67,415       $60,637    $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%/(g)/    1.09%      1.10%      1.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.10%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.94)%/(g)/  (0.89)%    (0.90)%    (0.78)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.09         $5.13      $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.07)     (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43          2.03      (2.17)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.38          1.96      (2.21)     (2.48)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.47         $7.09      $5.13      $7.34
                          =====         =====      =====      =====
Total Return..........     5.36%/(f)/   38.21%    (30.11)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,445        $1,682       $931       $735
 Ratio of Expenses to
  Average Net Assets..     1.36%/(g)/    1.35%      1.36%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.36%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.20)%/(g)/  (1.15)%    (1.17)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                          2004/(E)/      2003       2002      2001/(H)/
                          ----           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.04         $5.10      $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.07)     (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42          2.01      (2.15)     (2.42)
                           ----          ----      -----      -----
 Total From Investment
            Operations     0.37          1.94      (2.24)     (2.48)
                           ----          ----      -----      -----
Net Asset Value, End
 of Period............    $7.41         $7.04      $5.10      $7.34
                          =====         =====      =====      =====
Total Return..........     5.26%/(f)/   38.04%    (30.52)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $271          $706       $510       $735
 Ratio of Expenses to
  Average Net Assets..     1.48%/(g)/    1.47%      1.47%      1.48%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.48%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.31)%/(g)/  (1.26)%    (1.27)%    (1.13)%/(g)/
 Portfolio Turnover
  Rate................    105.0%/(g)/   333.6%     110.9%     161.1%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.78          $5.68     $6.25     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.07)       --      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.14)          2.17     (0.57)     (4.53)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.19)          2.10     (0.57)     (4.60)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.55          $7.78     $5.68      $6.25
                           =====          =====     =====      =====
Total Return..........     (2.41)%/(f)/   36.97%    (9.12)%   (41.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,991         $3,480    $1,419       $626
 Ratio of Expenses to
  Average Net Assets..      1.53%/(g)/     1.52%     1.56%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.57%/(g)/     1.57%     1.57%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.24)%/(g)/   (1.14)%   (1.30)%    (1.19)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.67          $5.66     $6.24     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.10)    (0.09)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.11     (0.49)     (4.53)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.19)          2.01     (0.58)     (4.61)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.44          $7.67     $5.66      $6.24
                           =====          =====     =====      =====
Total Return..........     (2.44)%/(f)/   35.51%    (9.29)%   (41.32)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,570         $2,162      $567       $625
 Ratio of Expenses to
  Average Net Assets..      1.71%/(g)/     1.72%     1.74%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.75%/(g)/     1.75%     1.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.42)%/(g)/   (1.39)%   (1.47)%    (1.37)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(I)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.44          $5.47     $6.04      $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)         (0.10)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.07     (0.53)     (1.67)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.20)          1.97     (0.57)     (1.71)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.20          $7.44     $5.47      $6.04
                           =====          =====     =====      =====
Total Return /(c)/ ...     (2.66)%/(f)/   36.01%    (9.44)%   (22.56)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,964         $3,303    $1,099       $301
 Ratio of Expenses to
  Average Net Assets..      2.05%/(g)/     2.03%     1.93%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.55%/(g)/     3.66%     1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.76)%/(g)/   (1.64)%   (1.64)%    (1.60)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.88          $5.72     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.04)    (0.12)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.14)          2.20     (0.43)     (4.54)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.17)          2.16     (0.55)     (4.58)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.67          $7.88     $5.72      $6.27
                           =====          =====     =====      =====
Total Return..........     (2.12)%/(f)/   37.76%    (8.77)%   (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $226,408       $162,128    $7,077     $1,166
 Ratio of Expenses to
  Average Net Assets..      0.96%/(g)/     0.95%     0.99%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%/(g)/     1.00%     1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.67)%/(g)/   (0.57)%   (0.70)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.83          $5.71     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.06)    (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.18     (0.52)     (4.52)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.17)          2.12     (0.56)     (4.58)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.62          $7.83     $5.71      $6.27
                           =====          =====     =====      =====
Total Return..........     (2.14)%/(f)/   37.13%    (8.93)%   (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,150         $1,799      $692       $628
 Ratio of Expenses to
  Average Net Assets..      1.22%/(g)/     1.21%     1.25%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.26%/(g)/     1.26%     1.26%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.94)%/(g)/   (0.83)%   (0.98)%    (0.88)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                           2004/(E)/       2003      2002      2001/(H)/
                           ----            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.78          $5.70     $6.26     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.09)    (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)          2.17     (0.49)     (4.53)
                           -----           ----     -----      -----
 Total From Investment
            Operations     (0.17)          2.08     (0.56)     (4.59)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.04)            --        --         --
 ------
   Total Dividends and
         Distributions     (0.04)            --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.57          $7.78     $5.70      $6.26
                           =====          =====     =====      =====
Total Return..........     (2.15)%/(f)/   36.49%    (8.95)%   (41.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $782            $87      $571       $627
 Ratio of Expenses to
  Average Net Assets..      1.34%/(g)/     1.31%     1.36%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.38%/(g)/     1.38%     1.37%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.07)%/(g)/   (0.84)%   (1.09)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/    115.9%    120.1%     159.8%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.02          $9.51       $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.07)      (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24           3.67       (0.24)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.20           3.60       (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.22         $13.02       $9.51     $9.96
                          ======         ======       =====     =====
Total Return..........      9.23%/(e)/    38.18%      (3.24)%   (0.40)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,341         $4,284        $985      $831
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/     1.57%       1.57%     1.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.52)%/(f)/   (0.62)%     (0.76)%   (0.59)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $12.94          $9.48       $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.08)      (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24           3.63       (0.28)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.19           3.55       (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.13         $12.94       $9.48     $9.95
                          ======         ======       =====     =====
Total Return..........      9.21%/(e)/    37.76%      (3.44)%   (0.50)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,411         $2,028      $1,398      $830
 Ratio of Expenses to
  Average Net Assets..      1.75%/(f)/     1.75%       1.75%     1.75%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.71)%/(f)/   (0.80)%     (0.94)%   (0.77)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.89          $9.46       $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.11)      (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.23           3.63       (0.28)    (0.02)
                            ----           ----       -----     -----
 Total From Investment
            Operations      1.17           3.52       (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.06         $12.89       $9.46     $9.94
                          ======         ======       =====     =====
Total Return /(b)/ ...      9.09%/(e)/    37.53%      (3.55)%   (0.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,542         $5,962      $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..      1.95%/(f)/     1.95%       1.95%     1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      2.34%/(f)/     2.57          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.91)%/(f)/   (1.00)%     (1.15)%   (0.84)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.21          $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --             --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.26           3.70       (0.21)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.26           3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.47         $13.21       $9.60    $10.00
                          ======         ======       =====    ======
Total Return..........      9.55%/(e)/    38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $218,676       $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(f)/     1.00%       1.00%     1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.04%/(f)/    (0.04)%     (0.20)%   (0.07)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.14          $9.56       $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.03)         --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.26           3.70       (0.27)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.24           3.67       (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.38         $13.14       $9.56     $9.98
                          ======         ======       =====     =====
Total Return..........      9.45%/(e)/    38.71%      (2.93)%   (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,999        $12,008      $5,733      $833
 Ratio of Expenses to
  Average Net Assets..      1.26%/(f)/     1.26%       1.26%     1.26%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.22)%/(f)/   (0.31)%     (0.47)%   (0.28)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                           2004/(D)/       2003        2002     2001/(G)/
                           ----            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.08          $9.54       $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.04)      (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24           3.67       (0.22)       --
 ----                       ----           ----       -----
 Total From Investment
            Operations      1.22           3.63       (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --          (0.09)      (0.15)       --
 ------                                   -----       -----
   Total Dividends and
         Distributions        --          (0.09)      (0.15)       --
 ------                                   -----       -----
Net Asset Value, End
 of Period............    $14.30         $13.08       $9.54     $9.97
                          ======         ======       =====     =====
Total Return..........      9.34%/(e)/    38.37%      (3.03)%   (0.30)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $19            $16        $796      $833
 Ratio of Expenses to
  Average Net Assets..      1.38%/(f)/     1.38%       1.37%     1.38%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.34)%/(f)/   (0.43)%     (0.56)%   (0.40)%/(f)/
 Portfolio Turnover
  Rate................      13.5%/(f)/     44.1%       27.9%     58.0%/(f)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Six months ended April 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $13.92        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.30          3.90
                           ----          ----
 Total From Investment
            Operations     1.27          3.92

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.60)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.59        $13.92
                         ======        ======
Total Return..........     9.34%/(d)/   39.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,522          $258
 Ratio of Expenses to
  Average Net Assets..     1.57%/(e)/    1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.57%/(e)/    1.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(e)/   0.19%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $13.89        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32          3.89
                           ----          ----
 Total From Investment
            Operations     1.27          3.89

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.60)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.56        $13.89
                         ======        ======
Total Return..........     9.35%/(d)/   38.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,086          $702
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/    1.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.75%/(e)/    1.75%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%/(e)/  (0.04)%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $13.99        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.30          3.91
                           ----          ----
 Total From Investment
            Operations     1.32          3.99

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)           --
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.66)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.65        $13.99
                         ======        ======
Total Return..........     9.66%/(d)/   39.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $84,740       $51,198
 Ratio of Expenses to
  Average Net Assets..     0.99%/(e)/    1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%/(e)/    1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%/(e)/    0.73%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $13.95        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32          3.91
                           ----          ----
 Total From Investment
            Operations     1.31          3.95

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)           --
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.62)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.64        $13.95
                         ======        ======
Total Return..........     9.63%/(d)/   39.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $529          $194
 Ratio of Expenses to
  Average Net Assets..     1.26%/(e)/    1.26%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.26%/(e)/    1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.08)%/(e)/   0.46%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                          2004/(C)/     2003/(F)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.94        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)         0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32          3.91
                           ----          ----
 Total From Investment
            Operations     1.30          3.94

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --
 Distributions from
  Realized Gains......    (0.60)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.61)           --
  ----                    -----
Net Asset Value, End
 of Period............   $14.63        $13.94
                         ======        ======
Total Return..........     9.51%/(d)/   39.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $527          $141
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/    1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.38%/(e)/    1.38%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%/(e)/   0.34%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/    67.2%/(e)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.41)
                           -----
 Total From Investment
            Operations     (0.22)
Less Dividends and
 Distributions:
Net Asset Value, End
 of Period............    $10.82
                          ======
Total Return /(b)/ ...     (1.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,093
 Ratio of Expenses to
  Average Net Assets..      1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      4.17%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.17%/(g)/
 Portfolio Turnover
  Rate................      15.0%/(g)/

                           2004/(H)/       2003     2002/(I)/
                           ----            ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.21         $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.31           0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.21)          0.40      0.06
                           -----           ----      ----
 Total From Investment
            Operations      0.10           1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.45)         (0.10)       --
  ----                     -----          -----
   Total Dividends and
         Distributions     (0.45)         (0.10)       --
  ----                     -----          -----
Net Asset Value, End
 of Period............    $10.86         $11.21    $10.30
                          ======         ======    ======
Total Return..........      0.86%/(f)/     9.84%     3.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $170,344       $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%/(g)/     0.75%     0.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.62%/(g)/     5.68%     7.04%/(g)/
 Portfolio Turnover
  Rate................      15.0%/(g)/     31.1%     11.3%/(g)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(e) /Period from December 29, 2003, date operations commenced, through April
  30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Six months ended April 30, 2004.
/(i) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED SHARES
-------------------------
Net Asset Value, Beginning of Period.........                    $10.59         $9.36     $9.83    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.10          0.09     (0.04)     0.18
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.31          1.24     (0.33)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.41          1.33     (0.37)    (0.17)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.11)        (0.10)    (0.10)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.11)        (0.10)    (0.10)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.59     $9.36     $9.83
                                                                 ======        ======     =====     =====
Total Return.................................                      3.90%/(f)/   14.39%    (3.81)%   (1.70)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                    $7,835        $3,674    $2,462       $10
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.69%/(g)/    0.69%     0.69%     0.69%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      1.80%/(g)/    0.96%     2.22%     2.71%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value, Beginning of Period.........                    $10.58         $9.35     $9.82    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.09          0.04      0.19      0.17
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.31          1.28     (0.58)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.40          1.32     (0.39)    (0.18)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.09)        (0.09)    (0.08)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.09)        (0.09)    (0.08)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.58     $9.35     $9.82
                                                                 ======        ======     =====     =====
Total Return.................................                      3.81%/(f)/   14.20%    (3.98)%   (1.80)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                    $4,526        $1,683       $11       $10
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.87%/(g)/    0.87%     0.87%     0.87%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      1.57%/(g)/    0.35%     2.50%     2.52%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(I)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value, Beginning of Period.........                    $10.60         $9.36     $9.83    $10.04
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.12          0.04      0.10      0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.29          1.26     (0.51)    (0.26)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.41          1.30     (0.41)    (0.21)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.09)        (0.06)    (0.06)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.09)        (0.06)    (0.06)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.92        $10.60     $9.36     $9.83
                                                                 ======        ======     =====     =====
Total Return /(c)/ ..........................                      3.84%/(f)/   13.92%    (4.16)%   (2.09)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                   $42,887       $27,052    $5,071      $488
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.82%/(g)/    1.05%     1.05%     1.05%/(g)/
 Ratio of Gross Expenses to Average Net
  Assets /(b)/ /(d)/ ........................          0.82%/(g)/                1.05%       --        --
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.17%/(g)/    0.39%     1.79%     1.22%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period.........                    $10.63         $9.40     $9.87    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.15          0.14      0.20      0.08
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.29          1.25     (0.51)    (0.21)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.44          1.39     (0.31)    (0.13)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.17)        (0.16)    (0.16)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.17)        (0.16)    (0.16)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.90        $10.63     $9.40     $9.87
                                                                 ======        ======     =====     =====
Total Return.................................                      4.18%/(f)/   15.00%    (3.25)%   (1.30)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                  $176,037      $112,143   $35,188    $4,339
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.12%/(g)/    0.12%     0.12%     0.12%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.76%/(g)/    1.41%     2.84%     3.44%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value, Beginning of Period.........                    $10.61         $9.38     $9.85    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.14          0.11     (0.03)     0.20
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.29          1.25     (0.31)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.43          1.36     (0.34)    (0.15)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.15)        (0.13)    (0.13)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.15)        (0.13)    (0.13)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.61     $9.38     $9.85
                                                                 ======        ======     =====     =====
Total Return.................................                      4.02%/(f)/   14.73%    (3.50)%   (1.50)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                    $2,019        $1,224      $334       $10
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.38%/(g)/    0.38%     0.38%     0.38%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.49%/(g)/    1.14%     2.93%     3.02%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                                                                  2004/(E)/      2003      2002     2001/(H)/
                                                                  ----           ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value, Beginning of Period.........                    $10.60         $9.37     $9.84    $10.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/                      0.14          0.12      0.28      0.19
 Net Realized and Unrealized Gain (Loss) on
  Investments................................                      0.28          1.23     (0.63)    (0.35)
                                                                   ----          ----     -----     -----
             Total From Investment Operations                      0.42          1.35     (0.35)    (0.16)
Less Dividends and Distributions:
 Dividends from Net Investment Income........                     (0.13)        (0.12)    (0.12)       --
 ----                                                             -----         -----     -----
            Total Dividends and Distributions                     (0.13)        (0.12)    (0.12)       --
 ----                                                             -----         -----     -----
Net Asset Value, End of Period...............                    $10.89        $10.60     $9.37     $9.84
                                                                 ======        ======     =====     =====
Total Return.................................                      4.00%/(f)/   14.60%    (3.63)%   (1.60)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)....                       $11           $11        $9        $9
 Ratio of Expenses to Average Net Assets
  /(b)/ .....................................                      0.50%/(g)/    0.50%     0.50%     0.50%/(g)/
 Ratio of Net Investment Income to Average
  Net Assets.................................                      2.61%/(g)/    1.18%     2.89%     2.88%/(g)/
 Portfolio Turnover Rate.....................                      41.3%/(g)/    47.8%     17.6%      2.2%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..            $10.52         $9.11     $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.11          0.07     (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.34          1.42     (0.48)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.45          1.49     (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.13)        (0.08)    (0.08)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.13)        (0.08)    (0.08)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.52     $9.11     $9.69
                                  ======        ======     =====     =====
Total Return..........              4.28%/(f)/   16.52%    (5.22)%   (3.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........            $7,812        $4,106    $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.69%/(g)/    0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.03%/(g)/    0.75%     1.76%     2.14%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..            $10.50         $9.10     $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.07          0.03      0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.37          1.44     (0.53)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.44          1.47     (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.11)        (0.07)    (0.06)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.11)        (0.07)    (0.06)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.83        $10.50     $9.10     $9.68
                                  ======        ======     =====     =====
Total Return..........              4.19%/(f)/   16.22%    (5.40)%   (3.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........            $6,829        $1,986       $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.87%/(g)/    0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              1.33%/(g)/    0.29%     1.76%     1.94%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(I)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..            $10.53         $9.11     $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.12          0.03      0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.32          1.43     (0.63)    (0.36)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.44          1.46     (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.11)        (0.04)    (0.04)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.11)        (0.04)    (0.04)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.86        $10.53     $9.11     $9.69
                                  ======        ======     =====     =====
Total Return /(c)/ ...              4.15%/(f)/   16.09%    (5.56)%   (3.29)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........           $70,023       $45,114    $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.82%/(g)/    1.01%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............          0.82%/(g)/        1.01%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.19%/(g)/    0.31%     1.46%     1.93%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..            $10.55         $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.15          0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.33          1.42     (0.63)    (0.32)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.48          1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.19)        (0.13)    (0.14)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.19)        (0.13)    (0.14)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.55     $9.14     $9.72
                                  ======        ======     =====     =====
Total Return..........              4.58%/(f)/   17.14%    (4.67)%   (2.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........          $248,920      $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.12%/(g)/    0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.80%/(g)/    1.25%     2.34%     2.81%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..            $10.53         $9.13     $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.15          0.09     (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.32          1.42     (0.45)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.47          1.51     (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.16)        (0.11)    (0.11)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.16)        (0.11)    (0.11)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.53     $9.13     $9.71
                                  ======        ======     =====     =====
Total Return..........              4.51%/(f)/   16.73%    (4.91)%   (2.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........            $4,377        $2,804      $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.38%/(g)/    0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.76%/(g)/    0.97%     2.27%     2.44%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                                   2004/(E)/      2003      2002     2001/(H)/
                                   ----           ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..            $10.53         $9.12     $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............              0.13          0.10      0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........              0.33          1.41     (0.72)    (0.45)
                                    ----          ----     -----     -----
 Total From Investment
            Operations              0.46          1.51     (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...             (0.15)        (0.10)    (0.10)       --
 ----                              -----         -----     -----
   Total Dividends and
         Distributions             (0.15)        (0.10)    (0.10)       --
 ----                              -----         -----     -----
Net Asset Value, End
 of Period............            $10.84        $10.53     $9.12     $9.70
                                  ======        ======     =====     =====
Total Return..........              4.38%/(f)/   16.73%    (5.04)%   (3.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $15           $11        $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............              0.50%/(g)/    0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..              2.43%/(g)/    1.02%     2.50%     2.31%/(g)/
 Portfolio Turnover
  Rate................              11.8%/(g)/    41.1%     12.3%      4.0%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.22         $8.74        $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.04           --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          1.49        (0.66)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.48          1.53        (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)        (0.05)       (0.09)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.09)        (0.05)       (0.09)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.61        $10.22        $8.74     $9.49
                          ======        ======        =====     =====
Total Return..........      4.70%/(f)/   17.61%       (7.09)%   (5.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,836        $1,781         $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(g)/    0.69%        0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.89%/(g)/    0.43%        1.35%     1.65%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.19         $8.73        $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08         (0.01)        0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.39          1.51        (0.79)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.47          1.50        (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.04)       (0.07)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.07)        (0.04)       (0.07)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.59        $10.19        $8.73     $9.48
                          ======        ======        =====     =====
Total Return..........      4.63%/(f)/   17.20%       (7.26)%   (5.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,945        $2,905          $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(g)/    0.87%        0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.44%/(g)/   (0.07)%       1.64%     1.45%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(K)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.21         $8.74        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10         (0.01)        0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          1.49        (0.78)    (0.52)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.48          1.48        (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.01)       (0.05)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.07)        (0.01)       (0.05)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.62        $10.21        $8.74     $9.50
                          ======        ======        =====     =====
Total Return /(c)/ ...      4.66%/(f)/   16.91%       (7.52)%   (5.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $75,035       $55,252       $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.93%/(g)/    1.09%        1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............      0.93%/(g)/    1.09%          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.84%/(g)/   (0.06)%       0.96%     1.39%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.21         $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          1.48        (0.79)    (0.50)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.51          1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)        (0.13)       (0.14)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.15)        (0.13)       (0.14)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.57        $10.21        $8.77     $9.53
                          ======        ======        =====     =====
Total Return..........      5.02%/(f)/   18.16%       (6.63)%   (4.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $221,601      $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(g)/    0.12%        0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.53%/(g)/    0.97%        1.91%     2.29%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.21         $8.75        $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.06         0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.37          1.48        (0.66)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.50          1.54        (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)        (0.08)       (0.12)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.12)        (0.08)       (0.12)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.59        $10.21        $8.75     $9.51
                          ======        ======        =====     =====
Total Return..........      4.94%/(f)/   17.81%       (6.89)%   (4.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,892        $4,020         $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(g)/    0.38%        0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.42%/(g)/    0.66%        1.59%     1.95%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                           2004/(E)/      2003         2002     2001/(J)/
                           ----           ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.40         $8.75        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.04         0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.40          1.68        (0.84)    (0.62)
                            ----          ----        -----     -----
 Total From Investment
            Operations      0.50          1.72        (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)        (0.07)       (0.11)       --
 ----                      -----         -----        -----
   Total Dividends and
         Distributions     (0.11)        (0.07)       (0.11)       --
 ----                      -----         -----        -----
Net Asset Value, End
 of Period............    $10.79        $10.40        $8.75     $9.50
                          ======        ======        =====     =====
Total Return..........      4.82%/(f)/   19.77%/(i)/  (6.91)%   (5.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $24           $15           $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(g)/    0.50%        0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.91%/(g)/    0.21%        2.09%     1.82%/(g)/
 Portfolio Turnover
  Rate................      12.1%/(g)/    52.4%/(h)/   19.9%     60.2%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(i) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(k) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.18        $8.65      $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09         0.01       0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.44         1.56      (0.85)    (0.53)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.53         1.57      (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.04)     (0.07)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.09)       (0.04)     (0.08)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.62       $10.18      $8.65     $9.54
                         ======       ======      =====     =====
Total Return..........     5.19%/(f)/  18.33%     (8.57)%   (4.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,329         $327        $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(g)/   0.69%      0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.65%/(g)/   0.07%      1.14%     1.02%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.18        $8.64      $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03        (0.01)      0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49         1.58      (0.85)    (0.52)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.52         1.57      (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)       (0.03)     (0.06)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.07)       (0.03)     (0.07)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.63       $10.18      $8.64     $9.53
                         ======       ======      =====     =====
Total Return..........     5.10%/(f)/  18.25%     (8.74)%   (4.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,215         $405        $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(g)/   0.87%      0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.55%/(g)/  (0.09)%     0.98%     0.83%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(I)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.15        $8.66      $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07        (0.07)      0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         1.56      (0.88)    (0.45)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.50         1.49      (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)          --      (0.04)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.01)          --      (0.05)       --
 -----                    -----                   -----
Net Asset Value, End
 of Period............   $10.64       $10.15      $8.66     $9.55
                         ======       ======      =====     =====
Total Return /(c)/ ...     4.93%/(f)/  17.26%     (8.89)%   (4.31)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,995      $12,332     $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.13%/(g)/   1.60%      1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     1.13%/(g)/   1.66%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.24%/(g)/  (0.71)%     0.45%     0.70%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.22        $8.68      $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.07       0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45         1.56      (0.92)    (0.44)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.56         1.63      (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.09)     (0.13)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.15)       (0.09)     (0.14)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.63       $10.22      $8.68     $9.58
                         ======       ======      =====     =====
Total Return..........     5.48%/(f)/  19.06%     (8.12)%   (4.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $82,567      $47,706    $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(g)/   0.12%      0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.11%/(g)/   0.78%      1.53%     1.77%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.21        $8.67      $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.04       0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.43         1.57      (0.81)    (0.53)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.54         1.61      (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.07)     (0.11)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.12)       (0.07)     (0.12)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.63       $10.21      $8.67     $9.56
                         ======       ======      =====     =====
Total Return..........     5.31%/(f)/  18.76%     (8.26)%   (4.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,097         $927       $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(g)/   0.38%      0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.06%/(g)/   0.39%      1.16%     1.33%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                          2004/(E)/     2003       2002     2001/(H)/
                          ----          ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.19        $8.65      $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.05       0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42         1.55      (0.95)    (0.53)
                           ----         ----      -----     -----
 Total From Investment
            Operations     0.53         1.60      (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.06)     (0.10)       --
 Distributions from
  Realized Gains......       --           --      (0.01)       --
 -----                                            -----
   Total Dividends and
         Distributions    (0.11)       (0.06)     (0.11)       --
 ----                     -----        -----      -----
Net Asset Value, End
 of Period............   $10.61       $10.19      $8.65     $9.55
                         ======       ======      =====     =====
Total Return..........     5.19%/(f)/  18.66%     (8.49)%   (4.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $10         $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(g)/   0.50%      0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.03%/(g)/   0.56%      1.67%     1.20%/(g)/
 Portfolio Turnover
  Rate................     20.1%/(g)/   46.0%      19.6%    316.2%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from March 1, 2001, date shares first offered, through October 31, 2001.
(i) Period from June 15, 2001, date shares first offered, through October 31, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.71         $8.13     $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         (0.01)     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46          1.61     (1.09)    (0.83)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.54          1.60     (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.02)    (0.08)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.05)        (0.02)    (0.08)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.20         $9.71     $8.13     $9.20
                         ======         =====     =====     =====
Total Return..........     5.62%/(f)/   19.75%   (10.88)%   (8.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $661           $92        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(g)/    0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.50%/(g)/   (0.06)%    1.11%     0.51%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.70         $8.12     $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.57          1.63     (1.06)    (0.83)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.55          1.59     (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)        (0.01)    (0.07)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.04)        (0.01)    (0.07)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.21         $9.70     $8.12     $9.19
                         ======         =====     =====     =====
Total Return..........     5.64%/(f)/   19.55%   (11.05)%   (8.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,716          $113       $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(g)/    0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%/(g)/  (0.37)%    0.70%     0.32%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(I)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.67         $8.15     $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         (0.08)     0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49          1.60     (1.04)    (0.77)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.50          1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --     (0.05)       --
 -----                                            -----
   Total Dividends and
         Distributions       --            --     (0.05)       --
 -----                                            -----
Net Asset Value, End
 of Period............   $10.17         $9.67     $8.15     $9.20
                         ======         =====     =====     =====
Total Return /(c)/ ...     5.17%/(f)/   18.67%   (10.98)%   (7.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,858        $1,636      $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.70%/(g)/    1.70%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     2.54%/(g)/    4.30%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%/(g)/   (0.97)%    0.35%     0.20%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.73         $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10          0.04      0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48          1.62     (1.09)    (0.80)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.58          1.66     (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)        (0.07)    (0.14)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.11)        (0.07)    (0.14)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.20         $9.73     $8.14     $9.22
                         ======         =====     =====     =====
Total Return..........     5.99%/(f)/   20.54%   (10.45)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,986       $30,633    $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(g)/    0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.91%/(g)/    0.43%     1.19%     1.09%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.73         $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09            --      0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48          1.64     (1.05)    (0.83)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.57          1.64     (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)        (0.05)    (0.11)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.09)        (0.05)    (0.11)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.21         $9.73     $8.14     $9.22
                         ======         =====     =====     =====
Total Return..........     5.82%/(f)/   20.22%   (10.69)%   (7.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $971          $810       $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(g)/    0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.77%/(g)/   (0.02)%    1.12%     0.82%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                          2004/(E)/      2003      2002     2001/(H)/
                          ----           ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.72         $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.09          0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46          1.61     (1.10)    (0.84)
                           ----          ----     -----     -----
 Total From Investment
            Operations     0.55          1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)        (0.04)    (0.10)       --
 ----                     -----         -----     -----
   Total Dividends and
         Distributions    (0.07)        (0.04)    (0.10)       --
 ----                     -----         -----     -----
Net Asset Value, End
 of Period............   $10.20         $9.72     $8.13     $9.21
                         ======         =====     =====     =====
Total Return..........     5.70%/(f)/   20.10%   (10.81)%   (7.90)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10           $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(g)/    0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.73%/(g)/    0.28%     1.30%     0.69%/(g)/
 Portfolio Turnover
  Rate................     22.5%/(g)/    45.7%     25.4%     59.0%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from March 1, 2001, date shares first offered, through October 31, 2001.
(i) Period from June 15, 2001, date shares first offered, through October 31, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.73        $9.68     $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12         0.12     (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.02     (0.15)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.37         1.14     (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.08)    (0.12)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.14)       (0.09)    (0.12)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.96       $10.73     $9.68     $9.99
                         ======       ======     =====     =====
Total Return..........     3.44%/(f)/  11.81%    (1.93)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,556       $1,068      $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(g)/   0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.12%/(g)/   1.04%     2.28%     3.11%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.72        $9.67     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.06      0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33         1.06     (0.37)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.38         1.12     (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.06)    (0.10)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.12)       (0.07)    (0.10)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.98       $10.72     $9.67     $9.98
                         ======       ======     =====     =====
Total Return..........     3.54%/(f)/  11.63%    (2.11)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $657         $242       $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(g)/   0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(g)/   0.56%     2.55%     2.91%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(I)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.72        $9.68     $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.02      0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.06     (0.33)    (0.19)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.35         1.08     (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.03)    (0.08)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.09)       (0.04)    (0.08)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.98       $10.72     $9.68     $9.99
                         ======       ======     =====     =====
Total Return /(c)/ ...     3.27%/(f)/  11.15%    (2.29)%   (0.79)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,478       $8,325      $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.01%/(g)/   1.30%     1.04%     1.04%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............     1.01%/(g)/   1.94%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.86%/(g)/   0.20%     1.84%     2.87%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.77        $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.04     (0.32)    (0.05)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.40         1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.14)    (0.18)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.20)       (0.15)    (0.18)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.97       $10.77     $9.72    $10.03
                         ======       ======     =====    ======
Total Return..........     3.73%/(f)/  12.41%    (1.36)%    0.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,293      $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(g)/   0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.76%/(g)/   1.50%     2.97%     3.44%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.76        $9.70    $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.12     (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25         1.06     (0.13)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.39         1.18     (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.11)    (0.15)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.17)       (0.12)    (0.15)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.98       $10.76     $9.70    $10.01
                         ======       ======     =====    ======
Total Return..........     3.65%/(f)/  12.25%    (1.63)%    0.10%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,404       $1,170      $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(g)/   0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.52%/(g)/   1.07%     3.11%     3.42%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                          2004/(E)/     2003      2002     2001/(H)/
                          ----          ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.74        $9.69    $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14         0.14      0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         1.02     (0.47)    (0.22)
                           ----         ----     -----     -----
 Total From Investment
            Operations     0.38         1.16     (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.10)    (0.14)       --
 Distributions from
  Realized Gains......       --        (0.01)       --        --
 -----                                 -----
   Total Dividends and
         Distributions    (0.16)       (0.11)    (0.14)       --
 ----                     -----        -----     -----
Net Asset Value, End
 of Period............   $10.96       $10.74     $9.69    $10.00
                         ======       ======     =====    ======
Total Return..........     3.54%/(f)/  12.02%    (1.75)%    0.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11       $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(g)/   0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.57%/(g)/   1.27%     3.03%     3.28%/(g)/
 Portfolio Turnover
  Rate................     62.0%/(g)/   43.9%     46.2%    103.3%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
(e) Six months ended April 30, 2004.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Period from March 1, 2001, date shares first offered, through October 31, 2001.
(i) Period from June 15, 2001, date shares first offered, through October 31, 2001.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $14.46       $11.09    $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.43      0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32         3.22      0.79    (0.05)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.46         3.65      1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)       (0.28)    (0.34)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.45)       (0.28)    (0.34)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.47       $14.46    $11.09   $10.41
                          ======       ======    ======   ======
Total Return..........      3.11%/(f)/  33.61%     9.94%    3.95%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,898       $7,552    $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..      1.41%/(g)/   1.42%     1.42%    1.42%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.42%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.75%/(g)/   3.41%     3.35%    4.33%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $14.34       $11.00    $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.42      0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31         3.18      0.44    (0.04)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.45         3.60      0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.28)       (0.26)    (0.32)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.42)       (0.26)    (0.32)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.37       $14.34    $11.00   $10.40
                          ======       ======    ======   ======
Total Return..........      3.09%/(f)/  33.38%     8.96%    3.85%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,018       $4,603    $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..      1.59%/(g)/   1.60%     1.60%    1.60%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.60%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.87%/(g)/   3.28%     3.17%    4.16%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(I)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $14.42       $11.07    $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         0.37      0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.30         3.22      0.62     0.32
                            ----         ----      ----     ----
 Total From Investment
            Operations      0.44         3.59      0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)       (0.24)    (0.30)      --
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.39)       (0.24)    (0.30)      --
 ----                      -----        -----     -----
Net Asset Value, End
 of Period............    $14.47       $14.42    $11.07   $10.45
                          ======       ======    ======   ======
Total Return /(c)/ ...      2.98%/(f)/  32.98%     8.88%    3.67%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $63,284      $51,874   $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..      1.72%/(g)/   1.90%     1.80%    1.76%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.73%/(g)/   1.95%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.77%/(g)/   2.95%     2.83%    4.01%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(I)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $14.56       $11.17    $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20         0.54      0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32         3.20      0.63     0.15
                            ----         ----      ----     ----
 Total From Investment
            Operations      0.52         3.74      1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)       (0.35)    (0.41)      --
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.54)       (0.35)    (0.41)      --
 ----                      -----        -----     -----
Net Asset Value, End
 of Period............    $14.54       $14.56    $11.17   $10.50
                          ======       ======    ======   ======
Total Return..........      3.46%/(f)/  34.31%    10.38%    4.17%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $158,647      $97,960       $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.84%/(g)/   0.85%     0.85%    0.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.85%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.61%/(g)/   4.08%     3.91%    4.91%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $14.39       $11.03    $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18         0.46      0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31         3.21      0.75    (0.17)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.49         3.67      0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)       (0.31)    (0.38)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.50)       (0.31)    (0.38)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.38       $14.39    $11.03   $10.43
                          ======       ======    ======   ======
Total Return..........      3.31%/(f)/  34.12%     9.47%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $23,259      $19,221    $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..      1.10%/(g)/   1.11%     1.11%    1.11%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.11%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.36%/(g)/   3.69%     3.42%    4.79%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                           2004/(E)/     2003      2002    2001/(H)/
                           ----          ----      ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $14.38       $11.04    $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17         0.41      0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31         3.23      0.37    (0.04)
                            ----         ----      ----    -----
 Total From Investment
            Operations      0.48         3.64      0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)       (0.30)    (0.36)   (0.09)
 Distributions from
  Realized Gains......     (0.14)          --        --       --
 -----                     -----
   Total Dividends and
         Distributions     (0.48)       (0.30)    (0.36)   (0.09)
                           -----        -----     -----    -----
Net Asset Value, End
 of Period............    $14.38       $14.38    $11.04   $10.43
                          ======       ======    ======   ======
Total Return..........      3.25%/(f)/  33.74%     9.44%    4.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $460         $264      $850   $1,304
 Ratio of Expenses to
  Average Net Assets..      1.22%/(g)/   1.23%     1.22%    1.23%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.23%/(g)/     --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.22%/(g)/   3.53%     3.55%    4.52%/(g)/
 Portfolio Turnover
  Rate................      95.2%/(g)/   35.4%     46.3%    77.5%/(g)/

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.


 APPENDIX A


PERFORMANCE RESULTS


The Funds have only limited historical performance data*. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.


* The Advisors Signature Class became effective on September 1, 2004 and is not included in the tables that follow.

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
LARGECAP BLEND FUND I
 ADVISORS SELECT
 /(//1//)/              3.14  18.58    N/A    N/A    N/A   19.98        27.39
 ADVISORS PREFERRED
 /(//1//)/              3.22  18.77    N/A    N/A    N/A   20.18        27.61
 SELECT/ (//1//)/       3.30  18.98    N/A    N/A    N/A   20.39        27.85
 PREFERRED/ (//1//)/    3.38  19.09    N/A    N/A    N/A   20.54        27.99
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Morningstar Large
 Blend Category         2.78  17.63  -1.39  -1.76  10.08                26.72

LARGECAP GROWTH FUND
 ADVISORS SELECT
 /(//2//)/              3.45  19.13  -5.61    N/A    N/A  -11.76        23.83
 ADVISORS PREFERRED
 /(//2//)/              3.48  19.53  -4.37    N/A    N/A  -10.75        28.66
 SELECT/ (//2//)/       3.68  21.58  -4.71    N/A    N/A  -11.02        26.52
 PREFERRED/ (//2//)/    3.58  19.74  -5.26    N/A    N/A  -11.45        24.24
 Russell 1000 Growth
 Index                  2.74  17.89  -3.73  -6.47  10.12                29.76
 Morningstar Large
 Growth Category        2.42  16.58  -4.58  -4.89   9.06                28.55

LARGECAP S&P 500 INDEX
FUND
 ADVISORS SELECT
 /(//2//)/              2.94  17.77  -1.74    N/A    N/A   -4.07        27.20
 ADVISORS PREFERRED
 /(//2//)/              3.06  18.12  -1.52    N/A    N/A   -3.89        27.43
 SELECT/ (//2//)/       3.06  18.32  -1.37    N/A    N/A   -3.71        27.82
 PREFERRED/ (//2//)/    3.17  18.38  -1.15    N/A    N/A   -3.53        27.69
Principal Global
Investors S&P 500
Index Composite                             -2.56  11.41
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Morningstar Large
 Blend Category         2.78  17.63  -1.39  -1.76  10.08                26.72

LARGECAP VALUE FUND
 ADVISORS SELECT
 /(//2//)/              3.00  16.79   1.65    N/A    N/A    1.64        25.14
 ADVISORS PREFERRED
 /(//2//)/              3.21  16.56   1.74    N/A    N/A    1.72        24.77
 SELECT/ (//2//)/       3.11  16.53   1.83    N/A    N/A    1.85        25.00
 PREFERRED/ (//2//)/    3.10  17.11   2.04    N/A    N/A    2.06        25.63
Principal Global
Investors Large Cap
Value Composite                              0.36  11.07
 Russell 1000 Value
 Index                  3.94  21.13   2.97   1.87  12.64                30.03
 Morningstar Large
 Value Category         3.46  19.70   1.17   1.15  10.59                28.40


 /(1) /Fund's
 inception 12/30/02
 /(//2//) /Fund's
 inception 12/06/00

                        -------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)

                                                                                   -------

                         2002    2001    2000   1999   1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
LARGECAP BLEND FUND I
 ADVISORS SELECT
 /(//1//)/
 ADVISORS PREFERRED
 /(//1//)/
 SELECT/ (//1//)/
 PREFERRED/ (//1//)/
 S&P 500 Index          -11.88   -9.11   21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -13.68   -6.97   19.72  21.95  27.43  20.37  31.99  -1.08   11.12
 Blend Category

LARGECAP GROWTH FUND
 ADVISORS SELECT        -28.84  -24.75
 /(//2//)/
 ADVISORS PREFERRED     -28.80  -24.65
 /(//2//)/
 SELECT/ (//2//)/       -28.61  -24.54
 PREFERRED/ (//2//)/    -28.47  -24.54
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71  30.49  23.12  37.19    2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.56  25.00  18.95  32.27   -2.32
 Growth Category

LARGECAP S&P 500 INDEX
FUND
 ADVISORS SELECT        -22.89  -12.58
 /(//2//)/
 ADVISORS PREFERRED     -22.67  -12.52
 /(//2//)/
 SELECT/ (//2//)/       -22.61  -12.27
 PREFERRED/ (//2//)/    -22.18  -12.16
Principal Global                         -9.44  20.62  28.18  32.89  22.51  37.07    1.05
Investors S&P 500
Index Composite
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -22.02  -13.68   -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

LARGECAP VALUE FUND
 ADVISORS SELECT        -13.56   -7.80
 /(//2//)/
 ADVISORS PREFERRED     -13.32   -7.73
 /(//2//)/
 SELECT/ (//2//)/       -13.25   -7.55
 PREFERRED/ (//2//)/    -13.14   -7.44
Principal Global                          3.88  -7.12  18.04  28.94  22.18
Investors Large Cap
Value Composite
 Russell 1000 Value     -15.52   -5.59    7.02   7.35  15.63  35.18  21.64  38.35   -1.99
 Index
 Morningstar Large      -18.92   -5.37    5.47   6.63  13.10  27.01  20.79  32.28   -0.81
 Value Category


 /(1) /Fund's
 inception 12/30/02
 /(//2//) /Fund's
 inception 12/06/00

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
PARTNERS LARGECAP
BLEND FUND
 ADVISORS SELECT
 /(//1//)/              2.43  15.29   0.32    N/A    N/A   -0.40        23.36
 ADVISORS PREFERRED
 /(//1//)/              2.52  15.58   0.46    N/A    N/A   -0.25        23.36
 SELECT/ (//1//)/       2.72  15.85   0.78    N/A    N/A    0.01        24.00
 PREFERRED/ (//1//)/    2.73  16.04   0.80    N/A    N/A    0.03        23.77
T. Rowe Price U.S.
Structured Research
Strategy/(2)/           4.50  21.22   1.05   0.78    N/A                32.17
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Morningstar Large
 Blend Category         2.78  17.63  -1.39  -1.76  10.08                26.72

PARTNERS LARGECAP
BLEND FUND I
 ADVISORS SELECT
 /(//1//)/              3.83  19.60  -2.91    N/A    N/A   -6.18        26.92
 ADVISORS PREFERRED
 /(//1//)/              3.95  19.75  -2.70    N/A    N/A   -5.98        27.31
 SELECT/ (//1//)/       4.09  19.97  -2.55    N/A    N/A   -5.83        27.38
 PREFERRED/ (//1//)/    4.08  20.09  -2.43    N/A    N/A   -5.70        27.70
Goldman Sachs Large
Cap Blend Composite
/(3)/                                 0.37  -1.36  12.20
Wellington LargeCap
Blend Composite/
//(4)/                               -2.38  -3.22  11.19
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Morningstar Large
 Blend Category         2.78  17.63  -1.39  -1.76  10.08                26.72

PARTNERS LARGECAP
GROWTH FUND
 ADVISORS SELECT
 /(//5//)/              0.41  12.42    N/A    N/A    N/A   14.88        22.60
 ADVISORS PREFERRED
 /(//5//)/              0.57  12.68    N/A    N/A    N/A   15.12        22.80
 SELECT/ (//5//)/       0.65  12.85    N/A    N/A    N/A   15.31        23.00
 PREFERRED/ (//5//)/    0.65  13.04    N/A    N/A    N/A   15.44        23.20
GMO Growth
Composite/(//6//)/      2.27  16.03  -2.46  -3.02  12.14                28.27
 Russell 1000 Growth
 Index                  2.74  17.89  -3.73  -6.47  10.12                29.76
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Morningstar Large
 Growth Category        2.42  16.58  -4.58  -4.89   9.06                28.55

 /(1)/ Fund's
 inception 12/06/00
 /(//2//)/ T. Rowe
 Price began
 sub-advising 03/09/04
 /(3)/ Goldman began
 sub-advising 12/16/02
 /(4)/ Wellington
 began sub-advising
 12/16/02
 /(//5//)/ Fund's
 inception 12/30/02
 /(//6//)/ GMO began
 sub-advising 03/09/04

                        -------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999   1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
PARTNERS LARGECAP
BLEND FUND
 ADVISORS SELECT        -16.96   -7.90
 /(//1//)/
 ADVISORS PREFERRED     -16.82   -7.57
 /(//1//)/
 SELECT/ (//1//)/       -16.61   -7.58
 PREFERRED/ (//1//)/    -16.52   -7.47
T. Rowe Price U.S.      -21.47   -9.28   -5.55
Structured Research
Strategy/(2)/
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -22.02  -13.68   -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

PARTNERS LARGECAP
BLEND FUND I
 ADVISORS SELECT        -25.35  -17.44
 /(//1//)/
 ADVISORS PREFERRED     -25.31  -17.20
 /(//1//)/
 SELECT/ (//1//)/       -25.17  -17.04
 PREFERRED/ (//1//)/    -25.08  -16.94
Goldman Sachs Large             -10.54   -9.05  22.28  27.00  33.36  24.62  37.48    1.27
Cap Blend Composite
/(3)/
Wellington LargeCap             -12.79   -6.49  20.67  33.73  31.37  24.24  33.94   -2.23
Blend Composite/
//(4)/
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -22.02  -13.68   -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

PARTNERS LARGECAP
GROWTH FUND
 ADVISORS SELECT
 /(//5//)/
 ADVISORS PREFERRED
 /(//5//)/
 SELECT/ (//5//)/
 PREFERRED/ (//5//)/
GMO Growth              -22.94  -21.51  -12.21  39.04  37.30  29.35  20.39  39.85    1.68
Composite/(//6//)/
 Russell 1000 Growth    -20.42  -22.42   33.16  38.71  30.49  23.12  37.19   2.66    2.90
 Index
 S&P 500 Index          -11.88   -9.11   21.04  28.58  33.36  22.96  37.58   1.32   10.08
 Morningstar Large      -23.63  -14.09   39.72  33.56  25.00  18.95  32.27  -2.32   10.31
 Growth Category

 /(1)/ Fund's
 inception 12/06/00
 /(//2//)/ T. Rowe
 Price began
 sub-advising 03/09/04
 /(3)/ Goldman began
 sub-advising 12/16/02
 /(4)/ Wellington
 began sub-advising
 12/16/02
 /(//5//)/ Fund's
 inception 12/30/02
 /(//6//)/ GMO began
 sub-advising 03/09/04

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - LARGECAP FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
PARTNERS LARGECAP
GROWTH FUND I
 ADVISORS SELECT
 /(//1//)/              2.11  14.33  -4.97    N/A    N/A   -8.78        23.22
 ADVISORS PREFERRED
 /(//1//)/              2.20  14.51  -4.32    N/A    N/A   -8.22        23.26
 SELECT/ (//1//)/       2.36  15.00  -4.61    N/A    N/A   -8.43        23.54
 PREFERRED/ (//1//)/    2.35  15.07  -4.43    N/A    N/A   -8.28        23.77
Morgan Stanley Equity
Growth Composite                            -3.36  12.12
 Russell 1000 Growth
 Index                  2.74  17.89  -3.73  -6.47  10.12                29.76
 Morningstar Large
 Growth Category        2.42  16.58  -4.58  -4.89   9.06                28.55

PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS SELECT
 /(//1//)/              2.02  14.72  -3.60    N/A    N/A   -8.82        24.96
 ADVISORS PREFERRED
 /(//1//)/              2.01  14.80  -3.47    N/A    N/A   -8.68        25.00
 SELECT/ (//1//)/       2.00  15.04  -3.30    N/A    N/A   -8.51        25.42
 PREFERRED/ (//1//)/    1.99  15.14  -3.17    N/A    N/A   -8.41        25.71
American Century Large
Cap Growth Equity
Composite                                   -4.47   8.35
 Russell 1000 Growth
 Index                  2.74  17.89  -3.73  -6.47  10.12                29.76
 Morningstar Large
 Growth Category        2.42  16.58  -4.58  -4.89   9.06                28.55

PARTNERS LARGECAP
VALUE FUND
 ADVISORS SELECT /(1)/  3.24  19.35   3.88    N/A    N/A    6.07        26.46
 ADVISORS PREFERRED
 /(1)/                  3.32  19.52   4.84    N/A    N/A    6.92        26.74
 SELECT/ (1)/           0.65  12.85    N/A    N/A    N/A   15.31        26.98
 PREFERRED/ (1)/        3.48  19.90   4.41    N/A    N/A    6.58        27.08
Bernstein Diversified
Value Composite                              4.54    N/A
 Russell 1000 Value
 Index                  3.94  21.13   2.97   1.87  12.64                30.03
 Morningstar Large
 Value Category         3.46  19.70   1.17   1.15  10.59                28.40

 /(1)/ Fund's
 inception 12/06/00

                        -------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999   1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND I
 ADVISORS SELECT        -28.41  -15.07
 /(//1//)/
 ADVISORS PREFERRED     -27.10  -14.86
 /(//1//)/
 SELECT/ (//1//)/       -28.06  -14.75
 PREFERRED/ (//1//)/    -27.87  -14.54
Morgan Stanley Equity                   -11.00  39.42  21.11  31.40  31.23  45.03    3.18
Growth Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71  30.49  23.12  37.19    2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.58  25.00  18.95  32.27   -2.32
 Growth Category

PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS SELECT        -26.52  -18.40
 /(//1//)/
 ADVISORS PREFERRED     -26.33  -18.20
 /(//1//)/
 SELECT/ (//1//)/       -26.17  -18.18
 PREFERRED/ (//1//)/    -26.14  -18.08
American Century Large                  -14.71  34.68  36.77  29.28  14.92  20.35   -1.49
Cap Growth Equity
Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71  30.49  23.12  37.19    2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.56  25.00  18.95  32.27   -2.32
 Growth Category

PARTNERS LARGECAP
VALUE FUND
 ADVISORS SELECT /(1)/  -14.14    4.96
 ADVISORS PREFERRED     -12.10    5.14
 /(1)/
 SELECT/ (1)/           -13.96    5.42
 PREFERRED/ (1)/        -13.61    5.45
Bernstein Diversified                    13.80
Value Composite
 Russell 1000 Value     -15.52   -5.59    7.02   7.35  15.63  35.18  21.64  38.35   -1.99
 Index
 Morningstar Large      -18.92   -5.37    5.47   6.63  13.10  27.01  20.79  32.28   -0.81
 Value Category

 /(1)/ Fund's
 inception 12/06/00

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                            LIFE
                        YTD   1 YR    3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
MIDCAP BLEND FUND
 ADVISORS SELECT
 /(//1//)/              5.88  24.13    7.16    N/A    N/A    6.77        31.03
 ADVISORS PREFERRED
 /(//1//)/              6.12  24.48    7.38    N/A    N/A    7.02        31.21
 SELECT/ (//1//)/       6.14  26.08    7.94    N/A    N/A    7.51        33.02
 PREFERRED/ (//1//)/    6.21  24.72    7.67    N/A    N/A    7.32        31.62
Principal Global
Investors Mid Cap                                                    -
Blend Composite                               8.18  13.30
 Russell Midcap Index   6.67  29.40    6.43   6.52  13.49                40.08
 Morningstar Mid-Cap
 Blend Category         5.50  25.36    5.68   6.25  12.25                36.42

MIDCAP GROWTH FUND
 ADVISORS SELECT
 /(//1//)/              4.92  20.75  -11.14    N/A    N/A  -13.90        31.65
 ADVISORS PREFERRED
 /(//1//)/              5.07  20.83  -10.94    N/A    N/A  -13.71        32.06
 SELECT/ (//1//)/       5.05  20.95  -10.86    N/A    N/A  -13.61        32.14
 PREFERRED/ (//1//)/    5.20  21.28  -10.62    N/A    N/A  -13.44        32.54
Principal Global
Investors Mid Cap
Growth Composite                             -5.81    N/A
 Russell Midcap Growth
 Index                  5.94  27.33    0.23   0.49  10.88                42.72
 Morningstar Mid-Cap
 Growth Category        4.57  22.84   -2.35   1.18  10.11                36.09

MIDCAP S&P 400 INDEX
FUND
 ADVISORS SELECT
 /(//1//)/              5.48  26.63    5.30    N/A    N/A    5.53        34.19
 ADVISORS PREFERRED
 /(//1//)/              5.66  26.93    5.54    N/A    N/A    5.74        34.58
 SELECT/ (//1//)/       5.75  27.17    5.71    N/A    N/A    5.91        34.56
 PREFERRED/ (//1//)/    5.83  27.38    5.85    N/A    N/A    6.05        34.82
 S&P MidCap 400 Index   6.08  27.97    6.57   9.04  15.46                35.59
 Morningstar Mid-Cap
 Blend Category         5.50  25.36    5.68   6.25  12.25                36.42

MIDCAP VALUE FUND/)/
 ADVISORS SELECT
 /(//1//)/              3.56  18.59    6.09    N/A    N/A    7.85        27.20
 ADVISORS PREFERRED
 /(//1//)/              3.74  18.89    6.14    N/A    N/A    7.92        27.35
 SELECT/ (//1//)/       3.77  19.06    6.03    N/A    N/A    7.86        27.60
 PREFERRED/ (//1//)/    3.84  19.23    6.26    N/A    N/A    8.08        27.65
Principal Global
Investors Mid Cap
Value Composite                               3.74  11.45
 Russell Midcap Value
 Index                  7.17  30.81    9.82   8.62  14.19                38.06
 Morningstar Mid-Cap
 Value Category         6.21  27.37    7.61   8.10  12.71                34.38


 /(1)/ Fund's
 inception 12/06/00

                        --------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999   1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
MIDCAP BLEND FUND
 ADVISORS SELECT         -9.07   -3.93
 /(//1//)/
 ADVISORS PREFERRED      -8.91   -3.76
 /(//1//)/
 SELECT/ (//1//)/        -8.75   -3.67
 PREFERRED/ (//1//)/     -8.63   -3.46
Principal Global                         13.49  12.37   4.72  24.95  18.66  33.39    5.46
Investors Mid Cap
Blend Composite
 Russell Midcap Index   -16.19   -5.63    8.25  18.23  10.10  29.01  19.00  34.46   -2.09
 Morningstar Mid-Cap    -17.08   -4.96    3.37  18.70   6.77  26.45  20.44  28.71   -1.61
 Blend Category

MIDCAP GROWTH FUND
 ADVISORS SELECT        -40.85  -25.40
 /(//1//)/
 ADVISORS PREFERRED     -40.79  -25.29
 /(//1//)/
 SELECT/ (//1//)/       -40.68  -25.16
 PREFERRED/ (//1//)/    -40.54  -25.16
Principal Global                         -4.81  69.96   2.48  26.15  13.40
Investors Mid Cap
Growth Composite
 Russell Midcap Growth  -27.40  -20.16  -11.74  51.29  17.86  22.54  17.48  33.98   -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28   -6.90  63.90  17.51  17.05  16.99  34.79   -1.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND
 ADVISORS SELECT        -15.84   -1.53
 /(//1//)/
 ADVISORS PREFERRED     -15.71   -1.45
 /(//1//)/
 SELECT/ (//1//)/       -15.53   -1.17
 PREFERRED/ (//1//)/    -15.44   -1.06
 S&P MidCap 400 Index   -14.53   -0.60   17.51  14.72  19.11  32.25  19.20  30.95   -3.58
 Morningstar Mid-Cap    -17.08   -4.96    3.37  18.70   6.77  26.45  20.44  28.71   -1.61
 Blend Category

MIDCAP VALUE FUND/)/
 ADVISORS SELECT         -8.28    2.72
 /(//1//)/
 ADVISORS PREFERRED      -8.49    2.90
 /(//1//)/
 SELECT/ (//1//)/        -9.06    3.09
 PREFERRED/ (//1//)/     -8.67    3.30
Principal Global                          6.32  -7.36   3.25  35.49  16.03  41.18    0.98
Investors Mid Cap
Value Composite
 Russell Midcap Value    -9.65    2.34   19.18  -0.11   5.09  34.37  20.26  34.93   -2.13
 Index
 Morningstar Mid-Cap    -12.91    6.40   16.82   7.78   3.92  26.04  20.50  29.27   -1.11
 Value Category


 /(1)/ Fund's
 inception 12/06/00

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - MIDCAP FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT
 /(//1//)/              2.93  26.35  -4.23    N/A    N/A   -9.29        47.93
 ADVISORS PREFERRED
 /(//1//)/              3.01  26.48  -3.61    N/A    N/A   -8.79        47.97
 SELECT/ (//1//)/       3.16  26.90  -3.85    N/A    N/A   -8.96        48.24
 PREFERRED/ (//1//)/    3.14  27.30  -3.65    N/A    N/A   -8.79        48.93
Turner Midcap Growth
Composite                                    1.99    N/A
 Russell Midcap Growth
 Index                  5.94  27.33   0.23   0.49  10.88                42.72
 Morningstar Mid-Cap
 Growth Category        4.57  22.84  -2.35   1.18  10.11                36.09

PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT
 /(//1//)/              7.40  29.92   8.43    N/A    N/A    8.65        34.83
 ADVISORS PREFERRED
 /(//1//)/              7.50  30.17   9.08    N/A    N/A    9.24        35.12
 SELECT/ (//1//)/       7.63  30.50   8.87    N/A    N/A    9.08        35.42
 PREFERRED/ (//1//)/    7.69  30.60   8.97    N/A    N/A    9.20        35.56
Neuberger Berman
MidCap Value Composite                      10.26  14.48
 Russell Midcap Value
 Index                  7.17  30.81   9.82   8.62  14.19                38.06
 Morningstar Mid-Cap
 Value Category         6.21  27.37   7.61   8.10  12.71                34.38

 /(1)/ Fund's
 inception 12/06/00

                        -------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2002    2001    2000    1999    1998   1997   1996   1995    1994
                        --------------------------------------------------------------------
PARTNERS MIDCAP GROWTH
FUND
 ADVISORS SELECT        -32.58  -28.04
 /(//1//)/
 ADVISORS PREFERRED     -31.43  -27.85
 /(//1//)/
 SELECT/ (//1//)/       -32.19  -27.75
 PREFERRED/ (//1//)/    -32.05  -27.75
Turner Midcap Growth                     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48  33.98   -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99  34.79   -1.03
 Growth Category

PARTNERS MIDCAP VALUE
FUND
 ADVISORS SELECT        -10.54   -2.52
 /(//1//)/
 ADVISORS PREFERRED      -9.19   -2.43
 /(//1//)/
 SELECT/ (//1//)/       -10.21   -2.15
 PREFERRED/ (//1//)/    -10.10   -2.04
Neuberger Berman                         29.70    8.04  -10.66  32.66  28.08  35.23   -1.89
MidCap Value Composite
 Russell Midcap Value    -9.65    2.34   19.18   -0.11    5.09  34.37  20.26  34.93   -2.13
 Index
 Morningstar Mid-Cap    -12.91    6.40   16.82    7.78    3.92  26.04  20.50  29.27   -1.11
 Value Category

 /(1)/ Fund's
 inception 12/06/00

                        --------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
PARTNERS SMALLCAP
BLEND FUND
 ADVISORS SELECT
 /(//1//)/               6.88  32.16    N/A    N/A    N/A   33.06        43.42
 ADVISORS PREFERRED
 /(//1//)/               7.01  32.48    N/A    N/A    N/A   33.36        43.72
 SELECT/ (//1//)/        7.15  32.72    N/A    N/A    N/A   33.60        43.91
 PREFERRED/ (//1//)/     7.14  32.78    N/A    N/A    N/A   33.71        44.11
Dreyfus-Mellon
SmallCap Blend                                                       -
Composite                             11.92  11.33    N/A
 S&P SmallCap 600
 Index                  10.04  35.24   9.35  10.69  13.59                38.77
 Morningstar Small
 Blend Category          7.11  33.12   8.59  10.88  12.29                42.77

PARTNERS SMALLCAP
GROWTH FUND I
 ADVISORS SELECT
 /(//2//)/               3.66  31.67  -5.86    N/A    N/A   -6.14        46.43
 ADVISORS PREFERRED
 /(//2//)/               3.77  31.85  -5.69    N/A    N/A   -5.97        46.64
 SELECT/ (//2//)/        3.75  32.03  -5.52    N/A    N/A   -5.80        47.05
 PREFERRED/ (//2//)/     3.99  32.32  -5.27    N/A    N/A   -5.56        46.88
Alliance Capital Small
Cap Growth Composite
/(//3//)/                             -0.66   8.06  14.86
 Russell 2000 Growth
 Index                   5.68  31.56  -0.22  -0.45   7.15                48.53
 Morningstar Small
 Growth Category         4.09  28.31  -0.04   4.19  10.29                45.00

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT
 /(//2//)/              -0.38  24.05  -1.78    N/A    N/A   -8.12        43.80
 ADVISORS PREFERRED
 /(//2//)/              -0.38  24.02  -1.32    N/A    N/A   -7.76        44.49
 SELECT/ (//2//)/       -0.38  24.53  -1.32    N/A    N/A   -7.69        44.59
 PREFERRED/ (//2//)/    -0.25  24.69  -1.07    N/A    N/A   -7.50        44.71
UBS U.S. Small
Capitalization Growth
Equity Composite /(4)/                 3.77  12.37    N/A
 Russell 2000 Growth
 Index                   5.68  31.56  -0.22  -0.45   7.15                48.53
 Morningstar Small
 Growth Category         4.09  28.31  -0.04   4.19  10.29                45.00

 /(//1//)/ Fund's
 inception 12/30/02
 /(//2//)/ Fund's
 inception 12/06/00
 /(//3//)/ Alliance
 Capital began
 sub-advising 03/31/03
 /(4//)/ UBS began
 sub-advising 04/22/03

















                        --------------------------------------------     -------

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT
 /(//6//)/               5.85  27.48  10.63    N/A    N/A   12.52        36.81
 ADVISORS PREFERRED
 /(//6//)/               6.03  27.88  10.87    N/A    N/A   12.77        37.06
 SELECT/ (//6//)/        6.07  28.02  11.07    N/A    N/A   12.95        37.35
 PREFERRED/ (//6//)/     6.12  28.16  11.24    N/A    N/A   13.14        37.63
Ark Asset Small Cap                                                  -
Value Composite                              16.93    N/A
 Russell 2000 Value
 Index                   7.84  35.18  12.16  12.83  13.91                46.02
 Morningstar Small
 Value Category          7.86  33.95  11.80  12.65  14.05                42.71

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT
 /(//1//)/               7.92  37.04    N/A    N/A    N/A   38.04        49.18
 ADVISORS PREFERRED
 /(//1//)/               8.04  37.27    N/A    N/A    N/A   38.27        49.38
 SELECT/ (//1//)/        8.17  37.63    N/A    N/A    N/A   38.60        49.73
 PREFERRED/ (//1//)/     8.24  37.76    N/A    N/A    N/A   38.76        49.90
JPMorgan Structured
Small Cap Value Equity
Composite                             13.68  14.23    N/A
 Russell 2000 Value
 Index                   7.84  35.18  12.16  12.83  13.91                46.02
 Morningstar Small
 Value Category          7.86  33.95  11.80  12.65  14.05                42.71

 /(//1//)/ Fund's
 inception 03/01/01
 /(//2//)/ Fund's
 inception 12/30/02

                        --------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999    1998   1997   1996   1995    1994
                        -------------------------------------------------------------------
PARTNERS SMALLCAP
BLEND FUND
 ADVISORS SELECT
 /(//1//)/
 ADVISORS PREFERRED
 /(//1//)/
 SELECT/ (//1//)/
 PREFERRED/ (//1//)/
Dreyfus-Mellon          -10.78    4.97    9.66  13.60   -4.27
SmallCap Blend
Composite
 S&P SmallCap 600       -14.63    6.54   11.80  12.40   -1.31  25.58  21.32  29.97   -4.77
 Index
 Morningstar Small      -16.17    8.41   12.84  18.18   -3.64  26.12  19.66  25.51   -0.97
 Blend Category

PARTNERS SMALLCAP
GROWTH FUND I
 ADVISORS SELECT        -40.98  -14.43
 /(//2//)/
 ADVISORS PREFERRED     -40.82  -14.33
 /(//2//)/
 SELECT/ (//2//)/       -40.79  -14.03
 PREFERRED/ (//2//)/    -40.33  -14.03
Alliance Capital Small          -10.98   18.34  28.96   -3.69  21.79  36.48  54.00    6.98
Cap Growth Composite
/(//3//)/
 Russell 2000 Growth    -30.25   -9.23  -22.43  43.09    1.23  12.95  11.26  31.04   -2.43
 Index
 Morningstar Small      -28.42   -9.02   -5.71  61.45    4.49  18.19  19.99  35.44   -0.28
 Growth Category

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT        -25.71  -20.88
 /(//2//)/
 ADVISORS PREFERRED     -25.14  -20.77
 /(//2//)/
 SELECT/ (//2//)/       -25.20  -20.56
 PREFERRED/ (//2//)/    -24.90  -20.45
UBS U.S. Small                           24.24  45.42  -10.81  22.93  18.54  23.44
Capitalization Growth
Equity Composite /(4)/
 Russell 2000 Growth    -30.25   -9.23  -22.43  43.09    1.23  12.95  11.26  31.04   -2.43
 Index
 Morningstar Small      -28.42   -9.02   -5.71  61.45    4.49  18.19  19.99  35.44   -0.28
 Growth Category

 /(//1//)/ Fund's
 inception 12/30/02
 /(//2//)/ Fund's
 inception 12/06/00
 /(//3//)/ Alliance
 Capital began
 sub-advising 03/31/03
 /(4//)/ UBS began
 sub-advising 04/22/03

















                        -------------------------------------------------------------------

PARTNERS SMALLCAP
VALUE FUND
 ADVISORS SELECT        -10.84
 /(//6//)/
 ADVISORS PREFERRED     -10.64
 /(//6//)/
 SELECT/ (//6//)/       -10.54
 PREFERRED/ (//6//)/    -10.35
Ark Asset Small Cap              21.50   33.67   6.05   -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value     -11.42   14.02   22.83  -1.49   -6.45  31.78  21.37  25.75   -1.27
 Index
 Morningstar Small      -10.25   17.31   16.98   4.49   -6.99  30.04  25.53  25.13   -0.81
 Value Category

PARTNERS SMALLCAP
VALUE FUND I
 ADVISORS SELECT
 /(//1//)/
 ADVISORS PREFERRED
 /(//1//)/
 SELECT/ (//1//)/
 PREFERRED/ (//1//)/
JPMorgan Structured      -8.40    8.51   22.45   4.56   -4.78
Small Cap Value Equity
Composite
 Russell 2000 Value      14.02   22.83   -1.49  -6.45   31.78  21.37  25.75  -1.27   23.84
 Index
 Morningstar Small       17.31   16.98    4.49  -6.99   30.04  25.53  25.13  -0.81   16.72
 Value Category

 /(//1//)/ Fund's
 inception 03/01/01
 /(//2//)/ Fund's
 inception 12/30/02

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - DOMESTIC STOCKS - SMALLCAP FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
SMALLCAP BLEND FUND
 ADVISORS SELECT
 /(//1//)/               3.84  25.77   7.97    N/A    N/A    9.27        41.74
 ADVISORS PREFERRED
 /(//1//)/               3.98  26.08   8.10    N/A    N/A    9.44        42.00
 SELECT/ (//1//)/        4.12  26.32   8.20    N/A    N/A    9.55        42.21
 PREFERRED/ (//1//)/     4.16  26.42   8.50    N/A    N/A    9.80        42.40
Principal Global
Investors Small
Company Blend
Composite                                    10.98    N/A
 Russell 2000 Index      6.76  33.36   6.23   6.63  10.93                47.25
 Morningstar Small
 Blend Category          7.11  33.12   8.59  10.88  12.29                42.77

SMALLCAP GROWTH FUND
 ADVISORS SELECT
 /(//1//)/               4.79  25.23  -5.95    N/A    N/A   -2.87        47.61
 ADVISORS PREFERRED
 /(//1//)/               5.17  25.81  -5.72    N/A    N/A   -2.67        47.71
 SELECT/ (//1//)/        5.38  26.07  -5.51    N/A    N/A   -2.47        48.01
 PREFERRED/ (//1//)/     5.38  26.23  -5.44    N/A    N/A   -2.44        48.20
Principal Global
Investors Small
Company Growth
Composite                                    -3.68    N/A
 Russell 2000 Growth
 Index                   5.68  31.56  -0.22  -0.45   7.15                48.53
 Morningstar Small
 Growth Category         4.09  28.31  -0.04   4.19  10.29                45.00

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT
 /(//1//)/               9.44  33.84   8.29    N/A    N/A   10.70        37.69
 ADVISORS PREFERRED
 /(//1//)/               9.55  33.99   8.40    N/A    N/A   10.84        37.50
 SELECT/ (//1//)/        9.67  34.28   8.61    N/A    N/A   11.05        37.76
 PREFERRED/ (//1//)/     9.75  34.52   8.75    N/A    N/A   11.15        37.93
 S&P SmallCap 600
 Index                  10.04  35.24   9.35  10.69  13.59                38.77
 Morningstar Small
 Blend Category          7.11  33.12   8.59  10.88  12.29                42.77

SMALLCAP VALUE FUND
 ADVISORS SELECT
 /(//1//)/               6.36  31.93  13.73    N/A    N/A   16.19        42.56
 ADVISORS PREFERRED
 /(//1//)/               6.47  32.18  13.97    N/A    N/A   16.40        42.75
 SELECT/ (//1//)/        6.53  32.31  14.15    N/A    N/A   16.58        43.07
 PREFERRED/ (//1//)/     6.58  32.53  14.30    N/A    N/A   16.73        43.34
Principal Global
Investors Small Cap
Value Composite                              10.86    N/A
 Russell 2000 Value
 Index                   7.84  35.18  12.16  12.83  13.91                46.02
 Morningstar Small
 Value Category          7.86  33.95  11.80  12.65  14.05                42.71

 /(//1//)/ Fund's
 inception 12/06/00

                        --------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002   2001    2000   1999    1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
SMALLCAP BLEND FUND
 ADVISORS SELECT        -17.51   6.66
 /(//1//)/
 ADVISORS PREFERRED     -17.57   6.97
 /(//1//)/
 SELECT/ (//1//)/       -17.57   7.07
 PREFERRED/ (//1//)/    -17.15   7.20
Principal Global                        19.86  12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     -20.48   2.49   -3.02  21.26   -2.55  22.36  16.50  28.45   -1.82
 Morningstar Small      -16.17   8.41   12.84  18.18   -3.64  26.12  19.66  25.51   -0.97
 Blend Category

SMALLCAP GROWTH FUND
 ADVISORS SELECT        -39.61   0.69
 /(//1//)/
 ADVISORS PREFERRED     -39.56   0.92
 /(//1//)/
 SELECT/ (//1//)/       -39.43   1.14
 PREFERRED/ (//1//)/    -39.43   1.14
Principal Global                       -33.86  66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    -30.25  -9.23  -22.43  43.09    1.23  12.95  11.26  31.04   -2.43
 Index
 Morningstar Small      -28.42  -9.02   -5.71  61.45    4.49  18.19  19.99  35.44   -0.28
 Growth Category

SMALLCAP S&P 600 INDEX
FUND
 ADVISORS SELECT        -15.60   5.64
 /(//1//)/
 ADVISORS PREFERRED     -15.31   5.83
 /(//1//)/
 SELECT/ (//1//)/       -15.17   6.03
 PREFERRED/ (//1//)/    -15.08   6.06
 S&P SmallCap 600       -14.63   6.54   11.80  12.40   -1.31  25.58  21.32  29.97   -4.77
 Index
 Morningstar Small      -16.17   8.41   12.84  18.18   -3.64  26.12  19.66  25.51   -0.97
 Blend Category

SMALLCAP VALUE FUND
 ADVISORS SELECT         -3.36   9.33
 /(//1//)/
 ADVISORS PREFERRED      -3.15   9.52
 /(//1//)/
 SELECT/ (//1//)/        -3.05   9.71
 PREFERRED/ (//1//)/     -2.94   9.73
Principal Global                        12.05  -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37  25.75   -1.27
 Index
 Morningstar Small      -10.25  17.31   16.98   4.49   -6.99  30.04  25.53  25.13   -0.81
 Value Category

 /(//1//)/ Fund's
 inception 12/06/00

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                (THROUGH JUNE 30, 2004)

                                                          LIFE
                         YTD   1 YR   3 YR  5 YR  10 YR  OF FUND       2003
                        ------------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT
 /(//1//)/              -0.18  -0.30  4.89   N/A   N/A    5.39         3.38
 ADVISORS PREFERRED
 /(//1//)/              -0.09  -0.12  5.14   N/A   N/A    5.65         3.56
 SELECT/ (//1//)/        0.00   0.06  5.71   N/A   N/A    6.17         4.29
 PREFERRED/ (//1//)/     0.16   0.28  5.49   N/A   N/A    5.99         3.88
Principal Global
Investors Multi Sector
Fixed Income Composite                      7.28  7.63
 Lehman Brothers
 Aggregate Bond Index    0.15   0.33  6.36  6.95  7.39                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          -0.17   0.19  5.56  6.07  6.55                 4.92

CAPITAL PRESERVATION
FUND
 ADVISORS SELECT
 /(//2//)/               0.92   1.96  2.86   N/A   N/A    2.88         2.37
 ADVISORS PREFERRED
 /(//2//)/               1.01   2.14  3.04   N/A   N/A    3.05         2.53
 SELECT/ (//2//)/        1.10   2.34  3.23   N/A   N/A    3.24         2.73
 PREFERRED/ (//2//)/     1.16   2.46  3.36   N/A   N/A    3.37         2.85
Principal Global
Investors Capital
Preservation Composite                5.10   N/A   N/A
 Lehman Brothers
 Mutual Fund US Govt
 1-3 Year Index         -0.05   0.50  4.08  5.26  5.71                 2.02
 Morningstar Stable
 Value Category          1.28   2.66  3.67  4.90   N/A                 2.97

GOVERNMENT SECURITIES
FUND
 ADVISORS SELECT
 /(//1//)/              -0.02  -0.58  4.11   N/A   N/A    4.46         0.94
 ADVISORS PREFERRED
 /(//1//)/               0.07  -0.31  4.27   N/A   N/A    4.64         1.12
 SELECT/ (//1//)/        0.17  -0.12  4.53   N/A   N/A    4.88         1.31
 PREFERRED/ (//1//)/     0.13  -0.10  4.62   N/A   N/A    5.00         1.53
Principal Global
Investors Mortgage
Backed Securities
Composite                                   6.09  7.04
 Lehman Brothers         0.32   0.43  5.85  6.65  7.19
 Government/Mortgage
 Index                                                                 2.73
 Morningstar
 Intermediate
 Government Category     0.04  -0.12  5.00  5.73  6.23                 2.15

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/ (1)/  -0.06  -0.53  5.17   N/A   N/A    5.53         2.92
 ADVISORS PREFERRED/
 (1)/                    0.03  -0.25  5.39   N/A   N/A    5.73         3.20
 SELECT/ (//1//)/        0.13  -0.06  5.59   N/A   N/A    5.93         3.40
 PREFERRED/ (//1//)/     0.09  -0.04  5.67   N/A   N/A    6.07         3.51
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                                   6.74   N/A
 Lehman Brothers
 Aggregate Bond Index    0.15   0.33  6.36  6.95  7.39                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          -0.17   0.19  5.56  6.07  6.55                 4.92

 /(1) /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        ------------------------------------------     ------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)

                                                                             -------

                        2002   2001  2000   1999   1998  1997   1996  1995    1994
                        ------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT         8.09  6.76
 /(//1//)/
 ADVISORS PREFERRED      8.58  6.94
 /(//1//)/
 SELECT/ (//1//)/        9.38  7.05
 PREFERRED/ (//1//)/     8.81  7.24
Principal Global                     12.00  -0.57  7.97  10.16  3.94  18.41   -2.05
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        10.26  8.42  11.63  -0.82  8.69   9.65  3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar             7.88  7.36   9.45  -1.22  7.42   8.76  3.30  17.35   -3.73
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND
 ADVISORS SELECT         3.37
 /(//2//)/
 ADVISORS PREFERRED      3.56
 /(//2//)/
 SELECT/ (//2//)/        3.76
 PREFERRED/ (//2//)/     3.88
Principal Global
Investors Capital
Preservation Composite
 Lehman Brothers         6.28  8.53   8.17   2.97  6.97   6.65  5.08  10.84    0.52
 Mutual Fund US Govt
 1-3 Year Index
 Morningstar Stable      4.23  5.72   6.08   5.63  5.88
 Value Category

GOVERNMENT SECURITIES
FUND
 ADVISORS SELECT         7.89  6.27
 /(//1//)/
 ADVISORS PREFERRED      7.98  6.55
 /(//1//)/
 SELECT/ (//1//)/        8.39  6.73
 PREFERRED/ (//1//)/     8.51  6.84
Principal Global                     11.08   0.22  7.62   9.97  3.90  19.10   -4.41
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        10.06  7.71  12.29  -0.54  8.72   9.54  3.68  17.81   -2.76
 Government/Mortgage
 Index
 Morningstar             9.07  6.84  10.76  -1.44  7.45   8.45  2.80  16.42   -4.02
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/ (1)/   9.07  6.62
 ADVISORS PREFERRED/     9.26  6.80
 (1)/
 SELECT/ (//1//)/        9.47  6.98
 PREFERRED/ (//1//)/     9.58  7.30
Principal Global                     10.71  -0.57  8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers        10.26  8.42  11.63  -0.82  8.69   9.65  3.63  13.47   -2.92
 Aggregate Bond Index
 Morningstar             7.88  7.36   9.45  -1.22  7.42   8.76  3.30  17.35   -3.73
 Intermediate-Term
 Bond Category

 /(1) /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        ------------------------------------------------------------

PERFORMANCE RESULTS - FIXED INCOME/STABLE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                (THROUGH JUNE 30, 2004)

                                                          LIFE
                         YTD   1 YR   3 YR  5 YR  10 YR  OF FUND       2003
                        ------------------------------------------     ------
HIGH QUALITY LONG-TERM
BOND FUND
 ADVISORS SELECT
 /(//1//)/              -0.40  -1.86  5.75   N/A   N/A    5.71         3.48
 ADVISORS PREFERRED
 /(//1//)/              -0.31  -1.78  5.90   N/A   N/A    5.86         3.57
 SELECT/ (//1//)/       -0.31  -1.68  6.10   N/A   N/A    6.05         3.86
 PREFERRED/ (//1//)/    -0.25  -1.47  6.24   N/A   N/A    6.12         3.99
Principal Global
Investors Long Term
Fixed Income Composite                      6.46   N/A
 Lehman Brothers
 Government/Credit
 Bond Index             -0.19  -0.71  6.73  7.10  7.43                 4.68
 Morningstar Long-Term
 Bond Category          -0.57   0.23  6.66  6.85  7.41                 7.98

HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS SELECT
 /(//1//)/              -0.56  -0.77  3.63   N/A   N/A    4.44         2.01
 ADVISORS PREFERRED
 /(//1//)/               0.02  -0.11  4.04   N/A   N/A    4.85         2.19
 SELECT/ (//1//)/       -0.28  -0.40  3.78   N/A   N/A    4.65         2.41
 PREFERRED/ (//1//)/    -0.31  -0.38  4.13   N/A   N/A    4.96         2.51
Principal Global
Investors Limited Term
Fixed Income Composite                      5.58   N/A
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     -0.03   0.39  5.30  6.12  6.40                 3.35
 Morningstar
 Short-Term Bond
 Category               -0.06   0.27  3.72  4.90  5.43                 2.39

MONEY MARKET FUND
 ADVISORS SELECT
 /(//1//)/               0.00   0.00  0.64   N/A   N/A    1.25         0.08
 ADVISORS PREFERRED
 /(//1//)/               0.06   0.13  0.80   N/A   N/A    1.41         0.23
 SELECT/ (//1//)/        0.16   0.31  0.99   N/A   N/A    1.60         0.40
 PREFERRED/ (//1//)/     0.22   0.44  1.12   N/A   N/A    1.73         0.55
Principal Global
Investors Money Market
Composite                                   3.24  4.12

 /(1) /Fund's
 inception 12/06/00

                        ------------------------------------------     ------
                                            ANNUAL PERFORMANCE
                                         (YEAR ENDED DECEMBER 31)


                        2002   2001  2000   1999   1998   1997   1996  1995    1994
                        -------------------------------------------------------------
HIGH QUALITY LONG-TERM
BOND FUND
 ADVISORS SELECT        10.37  5.35
 /(//1//)/
 ADVISORS PREFERRED     10.57  5.53
 /(//1//)/
 SELECT/ (//1//)/       10.78  5.71
 PREFERRED/ (//1//)/    10.92  5.73
Principal Global                     10.40  -7.41  10.39   4.85
Investors Long Term
Fixed Income Composite
 Lehman Brothers        11.02  8.51  11.84  -2.15   9.47   9.75  2.91  19.24   -3.50
 Government/Credit
 Bond Index
 Morningstar Long-Term   8.60  7.51   9.26  -2.78   6.51  10.53  3.54  21.33   -6.13
 Bond Category

HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS SELECT         6.98  6.44
 /(//1//)/
 ADVISORS PREFERRED      7.37  6.71
 /(//1//)/
 SELECT/ (//1//)/        6.55  6.89
 PREFERRED/ (//1//)/     7.50  7.01
Principal Global                      8.81   1.05   6.79   6.64  4.88
Investors Limited Term
Fixed Income Composite
 Lehman Brothers         8.12  9.03   8.91   2.09   7.63   7.13  4.67  12.88   -0.72
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar             5.24  7.32   8.14   2.12   6.28   6.51  4.35  11.48   -0.86
 Short-Term Bond
 Category

MONEY MARKET FUND
 ADVISORS SELECT         0.72  3.28
 /(//1//)/
 ADVISORS PREFERRED      0.91  3.44
 /(//1//)/
 SELECT/ (//1//)/        1.10  3.65
 PREFERRED/ (//1//)/     1.23  3.78
Principal Global                      6.21   4.71   5.13   5.10  4.95   5.53    3.69
Investors Money Market
Composite

 /(1) /Fund's
 inception 12/06/00

                        -------------------------------------------------------------

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
 ADVISORS SELECT
 /(//1//)/              2.19   9.90   4.68    N/A    N/A   4.39         14.43
 ADVISORS PREFERRED
 /(//1//)/              2.00   9.90   4.80    N/A    N/A   4.50         14.63
 SELECT/ (//1//)/       2.19  10.11   4.99    N/A    N/A   4.71         14.75
 PREFERRED/ (//1//)/    2.28  10.32   5.15    N/A    N/A   4.87         14.98
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Lehman Brothers
 Aggregate Bond Index   0.15   0.33   6.36   6.95   7.39                 4.11
 Morningstar
 Conservative
 Allocation Category    1.04   6.46   3.13   3.14   7.54                12.79

PRINCIPAL LIFETIME
2010 FUND
 ADVISORS SELECT
 /(//1//)/              2.10  11.66   4.53    N/A    N/A   4.16         17.90
 ADVISORS PREFERRED
 /(//1//)/              2.10  11.75   4.68    N/A    N/A   4.33         18.11
 SELECT/ (//1//)/       2.20  11.96   4.84    N/A    N/A   4.51         18.22
 PREFERRED/ (//1//)/    2.38  12.19   5.00    N/A    N/A   4.65         18.38
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Lehman Brothers
 Aggregate Bond Index   0.15   0.33   6.36   6.95   7.39                 4.11
 Morningstar
 Conservative
 Allocation Category    1.04   6.46   3.13   3.14   7.54                12.79

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT
 /(//1//)/              2.11  13.47   4.39    N/A    N/A   3.97         20.62
 ADVISORS PREFERRED
 /(//1//)/              2.30  13.76   4.60    N/A    N/A   4.20         20.84
 SELECT/ (//1//)/       2.30  13.88   4.74    N/A    N/A   4.35         21.10
 PREFERRED/ (//1//)/    2.39  14.01   4.89    N/A    N/A   4.49         21.25
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Lehman Brothers
 Aggregate Bond Index   0.15   0.33   6.36   6.95   7.39                 4.11
 Morningstar Moderate
 Allocation Category    1.94  12.38   1.77   1.80   8.84                20.06

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT
 /(//1//)/              2.54  15.27   3.42    N/A    N/A   3.17         22.30
 ADVISORS PREFERRED
 /(//1//)/              2.54  15.32   3.67    N/A    N/A   3.39         22.62
 SELECT/ (//1//)/       2.68  17.66   4.42    N/A    N/A   4.10         24.93
 PREFERRED/ (//1//)/    2.73  15.78   3.95    N/A    N/A   3.67         22.88
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Lehman Brothers
 Aggregate Bond Index   0.15   0.33   6.36   6.95   7.39                 4.11
 Morningstar Moderate
 Allocation Category    1.94  12.38   1.77   1.80   8.84                20.06

PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT
 /(//1//)/              2.81  16.86   3.61    N/A    N/A   3.31         23.76
 ADVISORS PREFERRED
 /(//1//)/              2.91  16.84   3.73    N/A    N/A   3.45         23.75
 SELECT/ (//1//)/       2.92  17.08   3.89    N/A    N/A   3.59         24.01
 PREFERRED/ (//1//)/    3.01  17.19   4.05    N/A    N/A   3.76         24.14
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Lehman Brothers
 Aggregate Bond Index   0.15   0.33   6.36   6.95   7.39                 4.11
 Morningstar Moderate
 Allocation Category    1.94  12.38   1.77   1.80   8.84                20.06
 /(1) /Fund's
 inception 03/01/01

                        -------------------------------------------     -------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2002    2001   2000   1999   1998   1997   1996   1995    1994
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
 ADVISORS SELECT         -2.42
 /(//1//)/
 ADVISORS PREFERRED      -2.25
 /(//1//)/
 SELECT/ (//1//)/        -2.06
 PREFERRED/ (//1//)/     -1.94
 S&P 500 Index          -11.88  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers          8.42    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar             -3.15   -0.81   4.40   7.15  11.63  14.86  10.65  21.46   -3.83
 Conservative
 Allocation Category

PRINCIPAL LIFETIME
2010 FUND
 ADVISORS SELECT         -5.07
 /(//1//)/
 ADVISORS PREFERRED      -4.89
 /(//1//)/
 SELECT/ (//1//)/        -4.71
 PREFERRED/ (//1//)/     -4.70
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar             -3.15   -0.81   4.40   7.15  11.63  14.86  10.65  21.46   -3.83
 Conservative
 Allocation Category

PRINCIPAL
LIFETIME 2020 FUND
 ADVISORS SELECT         -7.68
 /(//1//)/
 ADVISORS PREFERRED      -7.51
 /(//1//)/
 SELECT/ (//1//)/        -7.34
 PREFERRED/ (//1//)/     -7.24
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48   -4.63   1.66  10.34  13.20  19.35  14.15  25.72   -2.28
 Allocation Category

PRINCIPAL
LIFETIME 2030 FUND
 ADVISORS SELECT        -10.72
 /(//1//)/
 ADVISORS PREFERRED     -10.46
 /(//1//)/
 SELECT/ (//1//)/       -10.39
 PREFERRED/ (//1//)/    -10.28
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48   -4.63   1.66  10.34  13.20  19.35  14.15  25.72   -2.28
 Allocation Category

PRINCIPAL
LIFETIME 2040 FUND
 ADVISORS SELECT        -13.25
 /(//1//)/
 ADVISORS PREFERRED     -13.09
 /(//1//)/
 SELECT/ (//1//)/       -13.03
 PREFERRED/ (//1//)/    -12.82
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48   -4.63   1.66  10.34  13.20  19.35  14.15  25.72   -2.28
 Allocation Category
 /(1) /Fund's
 inception 03/01/01

                        -----------------------------------------------------------------

PERFORMANCE RESULTS - BALANCED/ASSET ALLOCATION FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT
 /(//1//)/              3.03  18.61   2.05    N/A    N/A   1.90         25.55
 ADVISORS PREFERRED
 /(//1//)/              3.23  18.80   2.23    N/A    N/A   2.10         25.80
 SELECT/ (//1//)/       3.13  18.91   2.36    N/A    N/A   2.24         26.03
 PREFERRED/ (//1//)/    3.33  19.16   2.51    N/A    N/A   2.38         26.06
 S&P 500 Index          3.44  19.10  -0.69  -2.20  11.82                28.67
 Lehman Brothers
 Aggregate Bond Index   0.15   0.33   6.36   6.95   7.39                 4.11
 Morningstar Large
 Blend Category         2.78  17.63  -1.39  -1.76  10.08                26.72

 /(1) /Fund's
 inception 03/01/01

                        -------------------------------------------     -------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2002    2001   2000   1999   1998   1997   1996   1995    1994
                        -----------------------------------------------------------------
PRINCIPAL
LIFETIME 2050 FUND
 ADVISORS SELECT        -16.31
 /(//1//)/
 ADVISORS PREFERRED     -16.26
 /(//1//)/
 SELECT/ (//1//)/       -16.01
 PREFERRED/ (//1//)/    -15.91
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Large      -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

 /(1) /Fund's
 inception 03/01/01

                        -----------------------------------------------------------------



PERFORMANCE RESULTS - REAL ESTATE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        -------------------------------------------     -------
REAL ESTATE SECURITIES
FUND ADVISORS SELECT
/(1)/
 ADVISORS SELECT
 /(//1//)/              4.90  27.21  16.33    N/A    N/A   16.34        37.35
 ADVISORS PREFERRED
 /(//1//)/              5.00  27.48  16.78    N/A    N/A   16.75        37.50
 SELECT/ (//1//)/       5.03  27.64  16.69    N/A    N/A   16.74        37.73
 PREFERRED/ (//1//)/    5.10  27.79  16.87    N/A    N/A   16.86        38.05
Principal Capital -
REI Real Estate
Composite                                   15.89    N/A
 Morgan Stanley REIT
 Index                  5.19  26.37  15.08  14.24    N/A                36.74
 Morningstar Specialty
 - Real Estate
 Category               5.51  26.57  15.30  13.86  12.38                36.89

 /(1) /Fund's
 inception 12/06/00

                        -------------------------------------------     -------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2002  2001   2000   1999    1998   1997   1996   1995    1994
                        ---------------------------------------------------------------
REAL ESTATE SECURITIES
FUND ADVISORS SELECT
/(1)/
 ADVISORS SELECT        7.05   7.49
 /(//1//)/
 ADVISORS PREFERRED     7.97   7.68
 /(//1//)/
 SELECT/ (//1//)/       7.52   7.88
 PREFERRED/ (//1//)/    7.56   7.92
Principal Capital -                  31.15  -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT    3.64  12.83  26.81  -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty  4.10   8.93  25.83  -3.35  -15.79  23.05  31.68  15.17   -0.62
 - Real Estate
 Category

 /(1) /Fund's
 inception 12/06/00

                        ---------------------------------------------------------------

PERFORMANCE RESULTS - INTERNATIONAL STOCK FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2004)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS SELECT
 /(//1//)/              -3.93  31.74  10.08    N/A    N/A    7.94        55.86
 ADVISORS PREFERRED
 /(//1//)/              -3.86  31.87  10.26    N/A    N/A    8.12        56.17
 SELECT/ (//1//)/       -3.71  32.23  10.46    N/A    N/A    8.34        56.28
 PREFERRED/ (//1//)/    -3.70  32.34  10.61    N/A    N/A    8.41        56.57
Principal Global
Investors
International Emerging
Markets Equity
Composite                                     4.46    N/A
 MSCI Emerging Markets
 Free Index - ID        -2.39  29.91  10.21   0.87  -1.03                51.59
 Morningstar
 Diversified Emerging
 Markets Category       -1.48  32.56  12.03   4.19   1.99                55.30

INTERNATIONAL FUND I
 ADVISORS SELECT
 /(//1//)/               2.08  26.55   1.16    N/A    N/A   -3.64        33.09
 ADVISORS PREFERRED
 /(//1//)/               2.18  26.79   1.42    N/A    N/A   -3.40        33.34
 SELECT/ (//1//)/        2.39  27.91   2.04    N/A    N/A   -2.87        35.20
 PREFERRED/ (//1//)/     2.41  27.36   1.88    N/A    N/A   -3.04        33.80
Principal Global
Investors
International Large
Cap Composite                                -0.72   5.91
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND              4.56  32.37   3.87   0.06   4.05                38.59
 Morningstar Foreign
 Large Blend Category    3.12  27.79   1.45  -0.27   4.95                33.32

INTERNATIONAL FUND II
 ADVISORS SELECT
 /(//1//)/               4.66  28.78   3.61    N/A    N/A   -1.86        37.85
 ADVISORS PREFERRED
 /(//1//)/               4.80  29.05   5.05    N/A    N/A   -0.68        38.13
 SELECT/ (//1//)/        4.86  29.19   4.04    N/A    N/A   -1.49        38.33
 PREFERRED/ (//1//)/     4.96  29.58   4.20    N/A    N/A   -1.33        38.80
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND              4.56  32.37   3.87   0.06   4.05                38.59
 Morningstar Foreign
 Large Growth Category   2.46  25.99  -0.12  -1.96   3.48                33.15

 /(1) /Fund's
 inception 12/06/00

                        --------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999    1998    1997   1996   1995    1994
                        --------------------------------------------------------------------
INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS SELECT         -7.59   -4.06
 /(//1//)/
 ADVISORS PREFERRED      -7.39   -3.98
 /(//1//)/
 SELECT/ (//1//)/        -7.18   -3.70
 PREFERRED/ (//1//)/     -7.08   -3.68
Principal Global                        -28.63  63.25  -17.59   11.38  25.57   7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets   -7.97   -4.91  -31.86  63.70  -27.52  -13.41   3.92  -6.95   -8.67
 Free Index - ID
 Morningstar             -5.90   -3.73  -31.11  71.86  -27.03   -3.68  13.35  -3.45   -9.27
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND I
 ADVISORS SELECT        -17.13  -24.95
 /(//1//)/
 ADVISORS PREFERRED     -16.84  -24.76
 /(//1//)/
 SELECT/ (//1//)/       -16.68  -24.70
 PREFERRED/ (//1//)/    -16.34  -24.70
Principal Global                         -7.57  25.78   10.47   12.43  24.54  14.07   -2.38
Investors
International Large
Cap Composite
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05  11.21    7.78
 Australia, Far East)
 Index - ND
 Morningstar Foreign    -16.91  -21.83  -16.02  40.08   13.55    5.99  12.31  10.76   -0.13
 Large Blend Category

INTERNATIONAL FUND II
 ADVISORS SELECT        -16.84  -21.75
 /(//1//)/
 ADVISORS PREFERRED     -13.78  -21.51
 /(//1//)/
 SELECT/ (//1//)/       -16.46  -21.46
 PREFERRED/ (//1//)/    -16.35  -21.46
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05  11.21    7.78
 Australia, Far East)
 Index - ND
 Morningstar Foreign    -19.15  -24.36  -20.88  52.48   14.80    6.99  13.88  10.03   -2.73
 Large Growth Category

 /(1) /Fund's
 inception 12/06/00

                        --------------------------------------------------------------------



LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the Lehman Government Index and the Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasuries bonds and government sponsored agency securities with no maturity restrictions. The MBS Index includes all fixed-rate, securitized mortgage pools by GNMA, FNMA and the FHLMC.

LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY consists of domestic funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY consists of funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY consists of funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.

MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY consists of domestic funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR STABLE VALUE CATEGORY consists of funds that seek to provide income while preventing price fluctuations. Most commonly these funds invest in a diversified portfolio of bonds and enter into wrapper agreements with financial companies to guarantee against fluctuations in their share prices.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated, September 27, 2004, and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information, annual and semiannual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. To request other information about the Funds, and to make shareholder inquires, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Capital Preservation Fund and the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                       SUPPLEMENT DATED DECEMBER 15, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                              J-SHARES PROSPECTUS
                              DATED MARCH 1, 2004

Effective December 13, 2004, the Principal Investors Fund, Inc. - Inflation Protection Fund became effective with the Securities and Exchange Commission and available for purchase. Following is important information regarding this new fund offering.


INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES
Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
..  inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


MAIN RISKS
As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.

INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk maybe mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six-years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As the inception date of the Fund is December 13, 2004, historical performance is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses (estimated)........          0.43
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.33

* The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $239     $421     $729     $1,601          $135    $421    $729     $1,601

THE SUB-ADVISOR
The Manager has signed a contract with the Sub-Advisor under which, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for the Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2003, Principal, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Inflation Protection         Martin J. Schafer
                                        Gwen Swanger




MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal Global Investors' global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.


FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The Fund has entered into an agreement with the Manager under which the Fund will pay the Manager 0.40% (an annual rate calculated as a percentage of the average daily net assets).

PARTNERS MIDCAP GROWTH FUND I AND PARTNERS SMALLCAP BLEND FUND
Effective December 31, 2004, the Funds' sub-advisor will be changed from The Dreyfus Corporation ("Dreyfus") to Mellon Equity Associates, LLP ("Mellon Equity"). Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.

MONEY MARKET FUND
Effective January 1, 2005, the 12b-1 fee for this fund will be reduced from 0.50% to 0.25%.


                       SUPPLEMENT DATED OCTOBER 29, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                              J SHARES PROSPECTUS
                              DATED MARCH 1, 2004

Due to a clerical error the following should replace the second paragraph under Main Strategies of the Partners SmallCap Value Fund.

     The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

                       SUPPLEMENT DATED OCTOBER 19, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                              J SHARES PROSPECTUS
                              DATED MARCH 1, 2004

Effective October 15, 2004, the Day-to-day Fund Management for the Large Cap Growth Fund, listed on page 114, will be changed to reflect Paul A. Dow as portfolio manager for the Fund, replacing Mary Sunderland.


PAUL A. DOW, CFA . Mr. Dow is managing director of US equities for Principal Global Investors. He joined the firm in January 2002, with over 28 years of prior experience in institutional asset management, including over 17 years direct experience in the management of institutional equity portfolios. Most recently Mr. Dow spent over a decade with First American Asset Management, and its predecessor Piper Capital Management, where he held various positions including, head of equities, chief investment officer, president and chief executive. He received a Bachelor's degree from Southwest Missouri State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

                        SUPPLEMENT DATED AUGUST 9, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                              J SHARES PROSPECTUS
                              DATED MARCH 1, 2004

PARTNERS LARGECAP GROWTH FUND I

Effective August 19, 2004, T. Rowe Price Associates, Inc. will become the sub-advisor for the Partners LargeCap Growth Fund I replacing Morgan Stanley Investment Management Inc.


Following is the Main Strategies section of the Fund description which should replace the current section.


MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations larger than the median market cap of companies in the Russell 1000 Growth Index (as of June 30, 2004 this range was between approximately $1.36 billion and $341.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Fund's Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rose Price believes that wen a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Fund's Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The following should be added to the information regarding T. Rowe Price Associates, Inc. as sub-advisor on page 111 of the prospectus.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.


All references to Morgan Stanley Investment Management Inc. should be deleted throughout the prospectus.


PARTNERS SMALLCAP GROWTH FUND II

Effective September 1, 2004


Following is the Fund description which should replace the current description on page 58. It has been revised to add Emerald Advisors, Inc. ("Emerald") as a sub-advisor to the Fund.
FV 208 S-21

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.


MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase (as of June 30, 2004, this range was between approximately $70 million and $1.95 billion)). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .




INITIAL PUBLIC OFFERINGS ("IPOS") The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
FV 208 S-21

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Following is information which should be added to the MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE section of the prospectus on page 110:


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth     Kenneth G. Mertz
                                        Stacey L. Sears




KENNETH G. MERTZ II, C.F.A. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and interactive television companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


PARTNERS SMALLCAP VALUE FUND


Effective September 1, 2004


Following is the Fund description which should replace the current description on page 60. It has been revised to add Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") as a sub-advisor to the Fund.


PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

The Manager has selected Ark Asset and LA Capital as sub-advisors to the Fund.


MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Value Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.
FV 208 S-21

The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Following is information which should be added to the MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE section of the prospectus on page 113:


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2003, LA Capital had assets under management of approximately $2.7 billion.

Day-to-day portfolio management of the Partners SmallCap Value Fund is performed by an investment management team at Los Angeles Capital Management and Equity Research, Inc. Current members of the team include: Thomas D. Stevens, CFA, Chairman, Hal W. Reynolds, CFA, Chief Investment Office, David R. Borger, CFA, Director of Research, Stuart K. Matsuda, Director of Trading, and Christine M. Kugler, Director of Implementation.
FV 208 S-21

                SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC.
                           CLASS J SHARES PROSPECTUS
                              DATED MARCH 1, 2004

DATED: JULY 30, 2004


On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.:

    . took the necessary action to cause the Capital Preservation Fund (the
      "Fund") to become a money market fund;
    . reduced the Fund's investment management fee to the same level as the investment management fee for the Money Market Fund;
    . reduced the target net asset value of the Fund from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders in the assets belonging to the Fund, by declaring with respect to all classes of shares of the Fund a distribution of nine shares of stock of the same class for each outstanding share;
    . removed the redemption fee formerly applicable with respect to the Fund;
      and
    . waived, for a period of 30 days from the Effective Time (as defined below) for Class J shares of the Fund outstanding immediately after the Effective Time, and for a period of 30 days from the date of purchase for Class J shares purchased within 30 days after the Effective Time, the 1.00% contingent deferred sales charge otherwise applicable to sales of Class J shares within 18 months of their purchase.

The Board took the action because of its concern about the ability of the Fund to maintain a stable net asset value in the absence of its conversion to a money market fund. The Board's action was effective as of the close of the New York Stock Exchange on July 29, 2004 (the "Effective Time").


As is more particularly set forth below, the disclosure in the prospectus relating to the Money Market Fund is now generally applicable to the Fund as well. For example, the last sentence under the caption "Investment Results" at
p. 6 of the prospectus relating to the Money Market Fund is replaced by the following: "Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yields for the Capital Preservation Fund and the Money Market Fund." In deciding whether to invest or continue with an investment in the Fund, investors, among other things, should consider the total return figures for the Fund and the Money Market Fund at pp. 9 and 13, respectively, of the prospectus. The total return figures for the Fund reflect its operations prior to conversion to a money market fund.


The description of the Fund at pp. 7-8 of the prospectus is replaced by the description that follows under the caption "CAPITAL PRESERVATION FUND."


Other changes to the prospectus relating to the Fund, and conforming changes relating to the Money Market Fund (including a new portfolio manager), are set forth below beginning with the caption "Fees and Expenses as a % of average daily net assets based on the Fund's latest fiscal year."


CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
    . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR
The Fund Operating Expenses table and the related Examples at p. 9 of the prospectus are replaced by the following:

FUND OPERATING EXPENSES*

                                         CLASS J
                                          SHARES

 Management Fees....................      0.40%

 12b-1 Fees.........................      0.50


 Other Expenses** ...................     0.43
                                          ----
          TOTAL FUND OPERATING EXPENSES
                                          1.33%


  * The table reflects a reduction from 0.52% to 0.40% in the management fees payable by the Fund and the termination of wrapper premium expenses in connection with its becoming a money market fund. The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005, to the extent necessary to maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%. In addition, the Manager has agreed to limit the expenses of the Capital Preservation Fund and the Money Market Fund Class J Shares as necessary to cause each of the two Funds to have a daily yield of at least 0.25% per annum.

EXAMPLES
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR
                                                               SHARES
 ------------------------------------------------------------------------------
                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------
            1        3        5         10        1       3       5      10
 CLASS J    $239     $421     $729     $1,601    $135    $421   $729   $1,601

MONEY MARKET FUND - FUND OPERATING EXPENSES
The note to the Fund Operating Expenses table for the Money Market Fund at p. 13 of the prospectus is replaced by the following ("Fund" for purposes of this item only means the Money Market Fund):

  * The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005, to the extent necessary to maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%. In addition, the Manager has agreed to limit the expenses of the Capital Preservation Fund and the Money Market Fund Class J Shares as necessary to cause each of the two Funds to have a daily yield of at least 0.25% per annum.


THE COSTS OF INVESTING
The note (*) following the last bullet point under the caption "The Cost of Investing - One-Time fees" at p. 100 of the prospectus is replaced by the following: "* Neither the redemption nor the exchange fee applies to shares redeemed/ exchanged from the Capital Preservation Fund or Money Market Fund."

The last section under the caption "The Cost of Investing - Ongoing Fees" at p. 101 of the prospectus, commencing "Capital Preservation Fund only," is deleted.


PORTFOLIO TURNOVER
The second sentence of the second paragraph under the caption "Portfolio Turnover" at p. 107 of the prospectus is replaced by the following: "No turnover rate can be calculated for the Capital Preservation Fund or the Money Market Fund because of the short maturities of the securities in which each invests."

SUB-ADVISOR - DAY-TO-DAY FUND MANAGEMENT (CAPITAL PRESERVATION FUND AND MONEY MARKET FUND)
The person named with respect to the Fund, and the persons named with respect to the Money Market Fund, under the column "Day-to-day Fund Management" at p. 114 of the prospectus are replaced by the following persons: Michael R. Johnson, Alice Robertson and Tracy Reeg.

The following paragraph is inserted at p. 116 of the prospectus after the paragraph about Larry Post:

    TRACY REEG. Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a bachelor's degree in finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

PRICING OF FUND SHARES
The last bullet point and the last paragraph under the caption "Pricing of Fund Shares" at p. 122 of the prospectus are deleted.

REDEMPTION FEE (OTHER THAN MONEY MARKET FUND)
The above caption at p. 125 of the prospectus is replaced by the following:
 "Redemption fee (other than Capital Preservation Fund and Money Market Fund)." The first sentence under this caption is replaced by the following: "Each Fund, except the Capital Preservation Fund and the Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased."

REDEMPTION FEE (CAPITAL PRESERVATION FUND ONLY)
The section captioned "Redemption Fee (Capital Preservation Fund only)" at pp. 125-126 of the prospectus is deleted.

MARKET TIMING DISCLOSURE
The clause "except the Money Market Fund" in the fourth sentence under the caption "Market Timing Disclosure" at p. 128 of the prospectus is replaced by the following: "except the Capital Preservation Fund and Money Market Fund."

DIVIDENDS AND DISTRIBUTIONS
The sixth paragraph under the caption "Dividends and Distributions" at p. 129 of the prospectus is replaced by the following:

    Under normal circumstances, the Capital Preservation Fund and Money Market Fund each intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Capital Preservation Fund and Money Market Fund each does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Under the same caption, the introductory clause "For the Capital Preservation Fund only" and the three paragraphs thereafter are deleted.


ADDITIONAL INFORMATION
The last sentence of the second paragraph under the caption Additional Information" at p. 184 of the prospectus is replaced by the following: "There can be no assurance that the Money Market Fund or the Capital Preservation Fund will be able to maintain a stable share price of $1.00 per share."

                    THIS SUPPLEMENT IS DATED JULY 30, 2004.

               SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC. -
                              J SHARES PROSPECTUS
                              DATED MARCH 1, 2004



This supplement supercedes and replaces in its entirety the supplement dated March 18, 2004.


DATED JUNE 14, 2004

INTERNATIONAL FUND I

Phyllis Vance is no longer a portfolio manager for this Fund. Juliet Cohn has been named as a portfolio manager.


JULIET COHN is a portfolio manager at Principal Global Investors LLC. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.


MONEY MARKET FUND

Due to a change in the routing number of our bank the information shown in the "wire money from your bank" section on page 124 should be replaced with the following:


Federal Funds should be wired to:

    Wells Fargo Bank, N.A.
    San Francisco, CA
    ABA NO.:  121000248

The rest of the information is that section does not change.


PARTNERS SMALLCAP GROWTH FUND I

The Fund invests in securities of issuers in the smallcap growth asset class. The Fund's current sub-advisor, UBS Global Assets Management (Americas) Inc. ("UBS"), is approaching the "upper limit" on the volume of assets in this class that can be effectively managed by its investment team. The Board of Directors has determined that supplementing UBS with a second sub-advisor will enable the Fund to continue to accept new clients as well as to accept additional investments from existing clients. Initially it is anticipated that all new cash flows from existing and new clients will be directed to the second sub-advisor. This direction of cash flows could change, provided UBS at some time in the future experiences an increase in its investment capacity. Shareholders will receive a proportional share of the blended investment performance of both sub-advisors. Adding a sub-advisor will not cause an increase in the Fund's management fee.


The Board has approved adding Emerald Advisers, Inc. ("Emerald") as the overflow sub-advisor to be effective on or about September 1, 2004. Emerald is a subsidiary of Emerald Asset Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.


For the portion of the portfolio managed by Emerald, utilizing fundamental analysis, Emerald will seek to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.
FV 208 S-15

PARTNERS SMALLCAP VALUE FUND

The Fund invests in securities of issuers in the smallcap growth asset class. The Fund's current sub-advisor, Ark Asset Management Co. Inc. ("Ark Asset"), is approaching the "upper limit" on the volume of assets in this class that can be effectively managed by its investment team. The Board of Directors has determined that supplementing Ark Asset with a second sub-advisor will enable the Fund to continue to accept new clients as well as to accept additional investments from existing clients. Initially it is anticipated that all new cash flows from existing and new clients will be directed to the second sub-advisor. This direction of cash flows could change, provided Ark Asset at some time in the future experiences an increase in its investment capacity. Shareholders will receive a proportional share of the blended investment performance of both sub-advisors. Adding a sub-advisor will not cause an increase in the Fund's management fee.


The Board has approved adding Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") as the overflow sub-advisor to be effective on or about September 1, 2004. LA Capital is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2003, LA Capital had assets under management of approximately $2.7 billion.


LA Capital will employ a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital will be diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee will formally review the portfolio for compliance with investment objectives and guidelines.


PRINCIPAL LIFETIME FUNDS

The Manager and the Sub-Advisor, Principal Global Investors, LLC have adjusted the proportion of Fund assets which are allocation to equity securities and to fixed-income securities. Under normal market conditions, the Sub-Advisor will invest in underlying funds to target the following percentages of net assets of the Fund:

                                                   EQUITY     FIXED-INCOME
                                                 SECURITIES    SECURITIES
                                                 ----------   ------------
           Principal LifeTime 2020                   60            40
           Principal LifeTime 2030                   70            30
           Principal LifeTime 2040                   80            20
           Principal LifeTime 2050                   90            10
           Principal LifeTime Strategic Income       15            85


DATED MARCH 18, 2004

PRINCIPAL LIFETIME 2010 FUND
PRINCIPAL LIFETIME 2020 FUND
PRINCIPAL LIFETIME 2030 FUND
PRINCIPAL LIFETIME 2040 FUND
PRINCIPAL LIFETIME 2050 FUND
PRINCIPAL STRATEGIC INCOME FUND

Effective March 18, 2004, the first sentence of the second paragraph of the Main Strategies section of the Fund description for each of the funds listed above is deleted. The prospectus dated March 1, 2004 includes the allocation of each Principal LifeTime Fund into the underlying funds as of December 31, 2003.
FV 208 S-15

                         PRINCIPAL INVESTORS FUND, INC.


                                  CLASS J

 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2004.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS



Fund Descriptions......................................................

 Stable Funds
  Capital Preservation Fund............................................

  High Quality Short-Term Bond Fund....................................

  Money Market Fund....................................................


 Conservative Funds
  Bond & Mortgage Securities Fund......................................

  Government Securities Fund...........................................

  High Quality Intermediate-Term Bond Fund.............................

  High Quality Long-Term Bond Fund.....................................

  Preferred Securities Fund............................................


 Moderate Funds
  LargeCap Growth Fund.................................................

  LargeCap S&P 500 Index Fund..........................................

  LargeCap Value Fund..................................................

  MidCap Value Fund....................................................

  Partners LargeCap Blend Fund.........................................

  Partners LargeCap Blend Fund I.......................................

  Partners LargeCap Growth Fund........................................

  Partners LargeCap Growth Fund I......................................

  Partners LargeCap Growth Fund II.....................................

  Partners LargeCap Value Fund.........................................

  Partners MidCap Value Fund...........................................


 Aggressive Funds
  MidCap Blend Fund....................................................

  MidCap Growth Fund...................................................

  MidCap S&P 400 Index Fund............................................

  Partners MidCap Growth Fund..........................................

  Partners SmallCap Growth Fund I......................................

  Partners SmallCap Growth Fund II.....................................

  Partners SmallCap Value Fund.........................................


  Real Estate Securities Fund (previously Real Estate Fund) ...........

  SmallCap Blend Fund..................................................

  SmallCap Growth Fund.................................................

  SmallCap S&P 600 Index Fund..........................................

  SmallCap Value Fund..................................................


 Dynamic Funds
  International Emerging Markets Fund..................................

  International Fund I.................................................

  International Fund II................................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund.........................................

  Principal LifeTime 2020 Fund.........................................

  Principal LifeTime 2030 Fund.........................................

  Principal LifeTime 2040 Fund.........................................

  Principal LifeTime 2050 Fund.........................................

  Principal LifeTime Strategic Income Fund.............................

General Information

 The Costs of Investing................................................

 Certain Investment Strategies and Related Risks.......................

 Management, Organization and Capital Structure........................

 Pricing of Fund Shares................................................

 Purchase of Fund Shares...............................................

 How to Redeem (Sell) Shares...........................................

 How to Exchange Shares Among Principal Investors Funds................

 Dividends and Distributions...........................................

 General Information About a Fund Account..............................

 Financial Highlights..................................................

Appendix A.............................................................

Additional Information.................................................

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. Alliance Capital Management L.P. ("Alliance")
.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. Federated Investment Management Company ("Federated")
.. Goldman Sachs Asset Management LP ("GSAM")

.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
.. Morgan Stanley Investment Management Inc. doing business as Morgan Stanley
  Asset Management ("MSAM")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Putnam Investment Management, LLC ("Putnam")
.. Spectrum Asset Management, Inc. ("Spectrum)*


.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")


  * Principal Management Corporation, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are members of the Principal Financial Group/(R)/.


CLASS J SHARES
Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through registered representatives of:

.. Princor who are also employees of Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations;
.. selected broker/dealers selling Class J shares in conjunction with the
  Principal Income IRA; and
.. registered representatives of Princor and of selected broker/dealers selling
  Class J shares in conjunction with payroll deduction plans.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE"). Class J shares of the MidCap Value, Preferred Securities and SmallCap Value Funds are also available through Principal Passage, a fee-based brokerage account.


For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.


In the description for each Fund, there is important information about the
Fund's:

MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year. A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES

The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
All fixed-income securities have certain risks:

.. credit risk - the possibility that the issuer does not make timely payments of principal or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and

.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.
The value of the securities owned by the Fund fluctuates based on these risks. Principal attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.

The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;

.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.


The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

 LOGO
2002    3.12
2003    2.18



                              The Fund's highest/lowest quarterly returns
                              during this time
                              period were:
                               HIGHEST Q3 '01 0.89%
                               LOWEST  Q4 '03  0.46%


 Year-to-date return as of December 31, 2003 for Class J is 2.18%.



 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             1.18           N/A           N/A            2.84
     (AFTER TAXES ON
     DISTRIBUTIONS)....     0.33           N/A           N/A            1.73
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     0.72           N/A           N/A            1.73
 Lehman Brothers Mutual
 Fund U.S. Govt. 1-3
 Year Index............     2.02          5.51          5.66
 Morningstar Short-Term
 Bond Category.........     2.39          5.07          5.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES*

                                             CLASS J
 Management Fees....................          0.52
 12b-1 Fees.........................          0.50
 Wrapper Agreement Premiums** ......          0.10
 Other Expenses.....................          0.43
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.55

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.
 *
 *The Manager has contractually agreed to reimburse the Fund for wrapper agreement premium expenses to the extent such premium expenses exceed, on an annualized basis, 0.08% of the Fund's average daily net assets. Such reimbursement will not exceed, on an annualized basis, 0.04% of the Fund's average daily net assets.





 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $261     $490     $845     $1,845          $158    $490    $845     $1,845

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2002    6.77
2003    1.81


                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ3 '01 3.72%
                              LOWEST Q4 '01-1.25%


Year-to-date return as of December 31, 2003 for Class J is 1.81%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)              0.82          N/A           N/A            4.40
     (AFTER TAXES ON
     DISTRIBUTIONS)....     -0.26          N/A           N/A            2.82
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      0.57          N/A           N/A            2.76
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................      3.35         6.26          6.24
 Morningstar Short-Term
 Bond Category.........      2.39         5.07          5.28
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.43
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.33

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $239     $421     $729     $1,601          $135    $421    $729     $1,601

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    0.53
2003    0.01



                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of December 31, 2003 for Class J is 0.01%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...............     -0.99         N/A            N/A             1.01
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          0.64
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.54


*    The Manager has  voluntarily  agreed to limit the Fund's  expenses  and, if necessary,  pay  expenses  normally  payable by the Fund through the period ending  February 28, 2005. The expense limit will maintain a total level of
     operating   expenses   (expressed  as  a  percent  of  average  net  assets
     attributable to Class J shares on an annualized basis) not to exceed 1.35%.
     In addition,  the Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the Fund and pay expenses  normally payable by the
     Class J shares  through  the  period  ending  July 31,  2004 to the  extent necessary  to assure that the net asset value of the Fund's  Class J shares does not fall to less than one dollar.


 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $260     $486     $839     $1,834          $157    $486    $839     $1,834

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade) but not lower than CCC- (S&P) or Caa (Moody's).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2003, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

61.64% in securities rated Aaa      15.69% in securities rated Baa      0.03% in securities rated B
4.67% in securities rated Aa         5.22% in securities rated Ba       0.03% in securities rated Ca
12.72% in securities rated A




The above percentages for Ba, B and D rated securities include 2.89%, 2.52% and 0.08% respectively of unrated securities which have been determined by the Manager to be of comparable quality.


MAIN RISKS

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see High Yield Securities in the section of the prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    8.22
2003    3.27



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '02  4.03%
                              LOWEST  Q4 '01 -0.69%


Year-to-date return as of December 31, 2003 for Class J is 3.27%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             2.27           N/A           N/A            5.39
     (AFTER TAXES ON
     DISTRIBUTIONS)....     1.10           N/A           N/A            3.83
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     1.38           N/A           N/A            3.55
 Lehman Brothers
 Aggregate Bond Index .     4.11          6.62          6.95
 Morningstar
 Intermediate-Term Bond
 Category .............     4.92          5.67          6.08
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees...................           0.55
 12b-1 Fees........................           0.50
 Other Expenses....................           0.43
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.48

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $254     $468     $808     $1,768          $151    $468    $808     $1,768

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    7.75
2003    0.83



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '01   3.93%
                              LOWEST  Q3 '03  -0.91%


Year-to-date return as of December 31, 2003 for Class J is 0.83%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                      PAST 1 YEAR        PAST 5 YEARS        PAST 10 YEARS         LIFE OF FUND
 CLASS J.............................
 (BEFORE TAXES)                                          -0.15                N/A                 N/A                  4.49
     (AFTER TAXES ON DISTRIBUTIONS)..............        -1.38                N/A                 N/A                  2.89
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES).....................................        -0.09                N/A                 N/A                  2.81
 Lehman Brothers Government/Mortgage Index/(1)/ .         2.73               6.34                6.76
 Lehman Brothers Mortgage Backed Securities Index         3.05               6.55                6.89
 Morningstar Intermediate Government Category ...         2.15               5.51                5.81
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.46
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.36

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $242     $431     $745     $1,635          $138    $431    $745     $1,635

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and

.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    8.71
2003    2.88



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '02  4.46%
                              LOWEST  Q4 '01 -0.74%


Year-to-date return as of December 31, 2003 for Class J is 2.88%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             1.89           N/A           N/A            5.47
     (AFTER TAXES ON
     DISTRIBUTIONS)....     0.42           N/A           N/A            3.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     1.32           N/A           N/A            3.51
 Lehman Brothers
 Aggregate Bond Index .     4.11          6.62          6.95
 Morningstar
 Intermediate-Term Bond
 Category .............     4.92          5.67          6.08
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.60
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.50

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $256     $474     $818     $1,791          $153    $474    $818     $1,791

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and

.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

The average portfolio duration of the Fund normally is greater than six years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    10.24
2003    3.21



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q3 '02  5.91%
                              LOWEST  Q3 '03  -1.26%


Year-to-date return as of December 31, 2003 for Class J is 3.21%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             2.21           N/A           N/A            5.80
     (AFTER TAXES ON
     DISTRIBUTIONS)....     0.70           N/A           N/A            3.93
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     1.44           N/A           N/A            3.74
 Lehman Brothers
 Government/Credit Bond
 Index ................     4.68          6.65          6.98
 Morningstar Long-Term
 Bond Category.........     7.98          6.33          6.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees....................          0.40
 12b-1 Fees.........................          0.50
 Other Expenses.....................          0.77
                                              ----
       TOTAL FUND OPERATING EXPENSES          1.67

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.35%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $273     $526     $907     $1,976          $170    $526    $907     $1,976

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and

.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS
Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.

It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. The level of interest rates, changing regulatory environments, and intensifying competition can influence an industry's profitability. Other factors that can impact credit performance are the general economy and financial market liquidity.


The Fund may be subject to interest rate risk; that is, the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.


The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Spectrum believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if Spectrum's judgment proves incorrect.


The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the securities owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short-term, security prices can fluctuate dramatically in response to these factors. As a result, the value of an investment in the Fund will go up and down. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Most of the preferred securities in the Fund are expected to be fully taxable and will not qualify for the Dividends Received Deduction ("DRD"). However, with regard to any portion of the portfolio that may be invested in securities that do pay qualified dividends, the Fund is subject to the risk that a change in federal tax law could reduce or eliminate the tax advantaged nature of the dividends. Such a change to the tax law would reduce the market value of preferred securities that pay qualified dividends.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The inception date of the Fund is May 1, 2002. Class J shares were added to the Fund on December 15, 2003.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses (estimated) .......          0.87
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.12

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.60%.

 *

 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS J            $318     $664     $1,139    $2,452        $215    $664    $1,139    $2,452

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Principal places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -28.97
2003    23.43



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  13.49%
                              LOWEST  Q3 '01 -18.77%


Year-to-date return as of December 31, 2003 for Class J is 23.43%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     22.43          N/A           N/A            -8.88
     (AFTER TAXES ON
     DISTRIBUTIONS)....     22.43          N/A           N/A            -8.88
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     13.77          N/A           N/A            -6.98
 Russell 1000 Growth
 Index ................     29.76        -5.11          9.21
 Morningstar Large
 Growth Category.......     28.55        -3.20          7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.55
 12b-1 Fees........................    0.50
 Other Expenses....................    0.87
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.92



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $298     $603     $1,037     $2,243          $195    $603    $1,037     $2,243

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -22.97
2003    26.89



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  14.93%
                              LOWEST  Q3 '02  -17.49%


Year-to-date return as of December 31, 2003 for Class J is 26.89%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     25.89          N/A            N/A           -3.47
     (AFTER TAXES ON
     DISTRIBUTIONS)....     25.84          N/A            N/A           -3.53
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     15.98          N/A            N/A           -2.78
 S&P 500 Index ........     28.67        -0.57          11.06
 Morningstar Large
 Blend Category........     26.72        -0.43           9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.15
 12b-1 Fees........................    0.50
 Other Expenses....................    0.48
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.13



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $219     $359     $622     $1,375          $115    $359    $622     $1,375

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of January 31, 2004 this range was between approximately $594 million and $272.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -13.72
2003    24.11



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  14.93%
                              LOWEST  Q3 '02  -15.25%


Year-to-date return as of December 31, 2003 for Class J is 24.11%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     23.11          N/A            N/A            0.79
     (AFTER TAXES ON
     DISTRIBUTIONS)....     23.08          N/A            N/A            0.75
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     14.22          N/A            N/A            0.62
 Russell 1000 Value
 Index ................     30.03         3.57          11.87
 Morningstar Large
 Value Category........     28.40         2.53           9.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.45
 12b-1 Fees........................    0.50
 Other Expenses....................    0.96
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.91



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $297     $600     $1,032     $2,233          $194    $600    $1,032     $2,233

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -8.95
2003    26.80



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  14.64%
                              LOWEST  Q3 '02  -12.89%


Year-to-date return as of December 31, 2003 for Class J is 26.80%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             25.80          N/A            N/A            6.88
     (AFTER TAXES ON
     DISTRIBUTIONS)....     25.78          N/A            N/A            6.47
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     15.88          N/A            N/A            5.35
 Russell Midcap Value
 Index ................     38.06         8.73          13.04
 Morningstar Mid-Cap
 Value Category........     34.38         9.11          11.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.65
 12b-1 Fees........................    0.50
 Other Expenses....................    0.62
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.77



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $283     $557     $959     $2,084          $180    $557    $959     $2,084

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund's Sub-Advisor uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund. They oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Sub-Advisor limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks (up to 25% of assets) may also be purchased in keeping with Fund objectives. Futures and options may be employed from time to time to manage flows of cash into and out of the Fund. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies. Investments in futures and options, if any, are subject to additional volatility and potential losses.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


The Fund's potential investments in growth stocks could result in greater volatility because such stocks can have sharp price declines if their earnings disappoint investors. The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Small and medium-sized companies held by the Fund should generally be more volatile than larger companies. There is no guarantee that the Fund's investment approach will succeed.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price will become the Sub-Advisor to the Fund effective March 9, 2004.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -17.17
2003    22.90



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  14.02%
                              LOWEST  Q3 '02  -15.63%


Year-to-date return as of December 31, 2003 for Class J is 22.90%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             21.90          N/A            N/A           -1.22
     (AFTER TAXES ON
     DISTRIBUTIONS)....     21.89          N/A            N/A           -1.22
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     13.45          N/A            N/A           -0.98
 S&P 500 Index ........     28.67        -0.57          11.06
 Morningstar Large
 Blend Category........     26.72        -0.43           9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.75
 12b-1 Fees........................    0.50
 Other Expenses....................    0.67
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.92



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $298     $603     $1,037     $2,243          $195    $603    $1,037     $2,243

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.


MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth due to high earnings growth potential, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulations with less stringent accounting and disclosure standards than those to which U.S. securities are subject.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -25.65
2003    26.74



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  14.11%
                              LOWEST  Q3 '02  -17.73%


Year-to-date return as of December 31, 2003 for Class J is 26.74%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     25.74          N/A            N/A           -5.61
     (AFTER TAXES ON
     DISTRIBUTIONS)....     25.72          N/A            N/A           -5.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     15.83          N/A            N/A           -4.46
 S&P 500 Index ........     28.67        -0.57          11.06
 Morningstar Large
 Blend Category........     26.72        -0.43           9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.45
 12b-1 Fees........................    0.50
 Other Expenses....................    0.55
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.50



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $256     $474     $818     $1,791          $153    $474    $818     $1,791

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, the Sub-Advisor considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.


MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Any investment carries with it some level of risk that generally reflects its potential for reward. The main risks that could adversely affect the Fund's value and total return on investment are as follows:
.. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance including both general financial market conditions and factors related to a specific company or industry.
.. The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Sub-Advisor invests perform. The market as a whole may not favor the types of investments made.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


In addition to the main investment strategies described above, the Sub-Advisor may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO will become the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    22.30



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  11.30%
                              LOWEST  Q1 '03  -1.80%


Year-to-date return as of December 31, 2003 for Class J is 22.30%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             21.30          N/A            N/A           21.24
     (AFTER TAXES ON
     DISTRIBUTIONS)....     21.30          N/A            N/A           21.24
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     13.08          N/A            N/A           16.99
 Russell 1000 Growth
 Index ................     29.76        -5.11           9.21
 S&P 500 Index ........     28.67        -0.57          11.06
 Morningstar Large
 Growth Category.......     28.55        -3.20           7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees.......................         1.00%
 12b-1 Fees............................         0.50
 Other Expenses........................         5.44
                                                ----
          TOTAL FUND OPERATING EXPENSES         6.94%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS J            $785    $2,022    $3,306    $6,303        $687   $2,022   $3,306    $6,303

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Fund invests primarily in companies with market capitalizations of $10 billion or more that the Sub-Advisor, MSAM, believes exhibit strong free cash flow and earnings growth. MSAM emphasizes individual security selection under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

MSAM focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. MSAM studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and business momentum.


MSAM considers selling a portfolio holding when it determines the holding no longer meets its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -28.41
2003    22.57



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   12.66%
                              LOWEST  Q3 '02  -17.00%


Year-to-date return as of December 31, 2003 for Class J is 22.57%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                    PAST 1 YEAR        PAST 5 YEARS        PAST 10 YEARS          LIFE OF FUND*
 CLASS J...........................
 (BEFORE TAXES)                                        21.57                N/A                  N/A                 -7.24
     (AFTER TAXES ON DISTRIBUTIONS)............        21.57                N/A                  N/A                 -7.24
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)...................................        13.25                N/A                  N/A                 -5.71
 Russell 1000 Growth Index/(1)/ ...                    29.76              -5.11                 9.21
 S&P 500 Index ................................        28.67              -0.57                11.06
 Morningstar Large Growth Category ............        28.55              -3.20                 7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          1.02
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.27

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $333     $709     $1,215     $2,605          $230    $709    $1,215     $2,605

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -26.61
2003    24.91



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   14.27%
                              LOWEST  Q3 '02  -16.52%


Year-to-date return as of December 31, 2003 for Class J is 24.91%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             23.91          N/A           N/A            -5.09
     (AFTER TAXES ON
     DISTRIBUTIONS)....     23.91          N/A           N/A            -5.09
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     14.68          N/A           N/A            -4.03
 Russell 1000 Growth
 Index ................     29.76        -5.11          9.21
 Morningstar Large
 Growth Category.......     28.55        -3.20          7.96
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.47
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.97

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.75%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $402     $918     $1,562     $3,290          $300    $918    $1,562     $3,290

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -14.37
2003    26.23



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  15.40%
                              LOWEST  Q3 '02 -18.69%


Year-to-date return as of December 31, 2003 for Class J is 26.23%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J(BEFORE TAXES).     25.23          N/A            N/A            4.34
     (AFTER TAXES ON
     DISTRIBUTIONS)....     25.12          N/A            N/A            4.25
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     15.66          N/A            N/A            3.48
 Russell 1000 Value
 Index ................     30.03         3.57          11.87
 Morningstar Large
 Value Category.......      28.40         2.53           9.85
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees..................     0.80
 12b-1 Fees.......................     0.50
 Other Expenses...................     0.71
                                       ----
      TOTAL FUND OPERATING EXPENSES    2.01



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $307     $630     $1,083     $2,338          $204    $630    $1,083     $2,338

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.75
2003    34.66



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '03  14.36%
                              LOWEST  Q3 '02  -14.59%


Year-to-date return as of December 31, 2003 for Class J is 34.66%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             33.66          N/A            N/A            7.58
     (AFTER TAXES ON
     DISTRIBUTIONS)....     33.34          N/A            N/A            7.49
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     21.01          N/A            N/A            6.15
 Russell Midcap Value
 Index ................     38.06         8.73          13.04
 Morningstar Mid-Cap
 Value Category........     34.38         9.11          11.67
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          0.99
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.49

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $355     $776     $1,326     $2,826          $252    $776    $1,326     $2,826

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -9.30
2003    30.67



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  13.87%
                              LOWEST  Q3 '01 -10.76%


Year-to-date return as of December 31, 2003 for Class J is 30.67%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     29.67          N/A            N/A            6.51
     (AFTER TAXES ON
     DISTRIBUTIONS)....     29.66          N/A            N/A            6.50
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     18.23          N/A            N/A            5.26
 Russell Midcap Index .     40.08         7.24          12.18
 Morningstar Mid-Cap
 Blend Category........     36.42         7.78          11.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.65
 12b-1 Fees........................    0.50
 Other Expenses....................    0.63
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.78



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $284     $560     $964     $2,095          $181    $560    $964     $2,095

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -41.07
2003    31.06



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  35.48%
                              LOWEST  Q3 '01 -36.65%


Year-to-date return as of December 31, 2003 for Class J is 31.06%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     30.06          N/A           N/A            -13.58
     (AFTER TAXES ON
     DISTRIBUTIONS)....     30.06          N/A           N/A            -13.58
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     18.46          N/A           N/A            -10.55
 Russell Midcap Growth
 Index ................     42.72         2.01          9.41
 Morningstar Mid-Cap
 Growth Category.......     36.09         2.61          8.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.65
 12b-1 Fees........................    0.50
 Other Expenses....................    1.08
                                       ----
      TOTAL FUND OPERATING EXPENSES    2.23



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $329     $697     $1,195     $2,565          $226    $697    $1,195     $2,565

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -16.07
2003    33.71



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   17.50%
                              LOWEST  Q3 '02  -16.87%


Year-to-date return as of December 31, 2003 for Class J is 33.71%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             32.71          N/A            N/A            5.10
     (AFTER TAXES ON
     DISTRIBUTIONS)....     32.41          N/A            N/A            4.93
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     20.32          N/A            N/A            4.06
 S&P MidCap 400 Index .     35.59         9.20          13.91
 Morningstar Mid-Cap
 Blend Category........     36.42         7.78          11.48
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.15
 12b-1 Fees........................    0.50
 Other Expenses....................    0.83
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.48



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $254     $468     $808     $1,768          $151    $468    $808     $1,768

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -32.51
2003    47.14



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  24.74%
                              LOWEST  Q3 '01 -31.53%


Year-to-date return as of December 31, 2003 for Class J is 47.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     46.14          N/A           N/A            -4.88
     (AFTER TAXES ON
     DISTRIBUTIONS)....     46.14          N/A           N/A            -4.88
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     28.33          N/A           N/A            -3.87
 Russell Midcap Growth
 Index ................     42.72         2.01          9.41
 Morningstar Mid-Cap
 Growth Category.......     36.09         2.61          8.38
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.22
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.72

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $377     $844     $1,440     $3,051          $275    $844    $1,440     $3,051

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -41.11
2003    46.12



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  27.02%
                              LOWEST  Q3 '01 -26.73%


Year-to-date return as of December 31, 2003 for Class J is 46.12%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             45.12          N/A           N/A            -4.87
     (AFTER TAXES ON
     DISTRIBUTIONS)....     45.12          N/A           N/A            -4.87
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     27.71          N/A           N/A            -3.86
 Russell 2000 Growth
 Index ................     48.53         0.85          5.43
 Morningstar Small
 Growth Category.......     45.00         6.20          8.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.10
 12b-1 Fees........................          0.50
 Other Expenses....................          1.79
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.39

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS J            $443    $1,042    $1,765    $3,676        $342   $1,042   $1,765    $3,676

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -25.31
2003    43.35



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  29.53%
                              LOWEST  Q3 '01 -31.26%


Year-to-date return as of December 31, 2003 for Class J is 43.35%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             42.35          N/A           N/A            -0.66
     (AFTER TAXES ON
     DISTRIBUTIONS)....     42.10          N/A           N/A            -0.72
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     26.08          N/A           N/A            -0.55
 Russell 2000 Growth
 Index ................     48.53         0.85          5.43
 Morningstar Small
 Growth Category.......     45.00         6.20          8.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          2.16
                                             ----
      TOTAL FUND OPERATING EXPENSES          3.66

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.05%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS J            $470    $1,120    $1,892    $3,915        $368   $1,120   $1,892    $3,915

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Value Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -11.11
2003    36.62



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  19.16%
                              LOWEST  Q3 '02  -21.07%


Year-to-date return as of December 31, 2003 for Class J is 36.62%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             35.62          N/A            N/A           12.41
     (AFTER TAXES ON
     DISTRIBUTIONS)....     35.62          N/A            N/A           12.11
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     21.87          N/A            N/A            9.98
 Russell 2000 Value
 Index ................     46.02        12.28          12.70
 Morningstar Small
 Value Category........     42.71        12.86          12.80
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.07
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.57

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.95%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $363     $799     $1,365     $2,905          $260    $799    $1,365     $2,905




Effective immediately, Fund shares may be purchased only by current shareholders for existing accounts. Current shareholders may exercise exchange privileges as described in the Fund's prospectus to exchange shares for shares of other Principal Investors Funds. Such an exchange would be a taxable transaction, unless such shares are within an IRA, 403(b) or other tax-qualified plan.

REAL ESTATE SECURITIES FUND (PREVIOUSLY REAL ESTATE FUND)
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    6.87
2003    37.01



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '01  10.24%
                              LOWEST  Q3 '02  -6.68%


Year-to-date return as of December 31, 2003 for Class J is 37.01%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             36.01          N/A            N/A           18.70
     (AFTER TAXES ON
     DISTRIBUTIONS)....     34.86          N/A            N/A           17.57
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     22.30          N/A            N/A           14.77
 Morgan Stanley REIT
 Index ................     36.74        14.12            N/A
 Morningstar Specialty
 - Real Estate Category     36.89        14.04          11.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.85
 12b-1 Fees........................    0.50
 Other Expenses....................    0.60
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.95



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $301     $612     $1,052     $2,275          $198    $612    $1,052     $2,275

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -17.85
2003    41.48



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  19.68%
                              LOWEST  Q3 '02  -16.33%


Year-to-date return as of December 31, 2003 for Class J is 41.48%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             40.48          N/A            N/A            9.63
     (AFTER TAXES ON
     DISTRIBUTIONS)....     40.43          N/A            N/A            9.59
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     24.93          N/A            N/A            7.82
 Russell 2000 Index ...     47.25         7.13           9.48
 Morningstar Small
 Blend Category........     42.77        10.83          10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.75
 12b-1 Fees........................    0.50
 Other Expenses....................    0.59
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.84



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $290     $579     $995     $2,159          $187    $579    $995     $2,159

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -39.83
2003    47.12



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01  33.36%
                              LOWEST  Q3 '01 -33.20%


Year-to-date return as of December 31, 2003 for Class J is 47.12%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             46.12          N/A           N/A            -5.12
     (AFTER TAXES ON
     DISTRIBUTIONS)....     46.12          N/A           N/A            -5.66
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     28.32          N/A           N/A            -4.29
 Russell 2000 Growth
 Index ................     48.53         0.85          5.43
 Morningstar Small
 Growth Category.......     45.00         6.20          8.58
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.75
 12b-1 Fees........................    0.50
 Other Expenses....................    0.93
                                       ----
      TOTAL FUND OPERATING EXPENSES    2.18



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $324     $682     $1,169     $2,513          $221    $682    $1,169     $2,513

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -15.75
2003    36.58



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '01   20.28%
                              LOWEST  Q3 '02  -18.78%


Year-to-date return as of December 31, 2003 for Class J is 36.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             35.58          N/A            N/A            7.87
     (AFTER TAXES ON
     DISTRIBUTIONS)....     35.57          N/A            N/A            7.69
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     21.85          N/A            N/A            6.28
 S&P SmallCap 600 Index     38.77         9.66          11.43
 Morningstar Small
 Blend Category........     42.77        10.83          10.76
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                     CLASS J
 Management Fees...................    0.15
 12b-1 Fees........................    0.50
 Other Expenses....................    0.84
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.49



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS J                 $255     $471     $813     $1,779          $152    $471    $813     $1,779

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Principal, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -3.49
2003    42.14



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  22.94%
                              LOWEST  Q3 '02  -16.38%


Year-to-date return as of December 31, 2003 for Class J is 42.14%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             41.14          N/A            N/A           15.64
     (AFTER TAXES ON
     DISTRIBUTIONS)....     39.95          N/A            N/A           14.65
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     25.75          N/A            N/A           12.33
 Russell 2000 Value
 Index ................     46.02        12.28          12.70
 Morningstar Small
 Value Category........     42.71        12.86          12.80
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.75
 12b-1 Fees........................          0.50
 Other Expenses....................          0.89
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.14

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $320     $670     $1,149     $2,472          $217    $670    $1,149     $2,472

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -7.72
2003    54.96



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHESTQ4 '01  26.53%
                              LOWEST Q3 '01 -23.89%


Year-to-date return as of December 31, 2003 for Class J is 54.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             53.96          N/A            N/A          11.33
     (AFTER TAXES ON
     DISTRIBUTIONS)....     53.95          N/A            N/A          11.31
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     33.14          N/A            N/A           9.22
 MSCI Emerging Markets
 Free Index-ID.........     51.59         8.17          -1.95
 Morningstar
 Diversified Emerging
 Markets Category......     55.30        11.12           1.00
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                      CLASS J
 Management Fees....................    1.35
 12b-1 Fees.........................    0.50
 Other Expenses.....................    1.46
                                        ----
       TOTAL FUND OPERATING EXPENSES    3.31



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS J            $435    $1,018    $1,726    $3,604        $334   $1,018   $1,726    $3,604

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -17.17
2003    32.65



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q4 '03  17.41%
                              LOWEST  Q3 '02  -18.93%


Year-to-date return as of December 31, 2003 for Class J is 32.65%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             31.65          N/A           N/A           -3.19
     (AFTER TAXES ON
     DISTRIBUTIONS)....     31.64          N/A           N/A           -3.19
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     19.44          N/A           N/A           -2.54
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............     38.59        -0.05          4.47
 Morningstar Foreign
 Large Blend Category .     33.32         0.49          4.65
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                      CLASS J
 Management Fees....................    0.90
 12b-1 Fees.........................    0.50
 Other Expenses.....................    0.75
                                        ----
       TOTAL FUND OPERATING EXPENSES    2.15



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $321     $673     $1,154     $2,483          $218    $673    $1,154     $2,483

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -16.86
2003    37.37



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  18.05%
                              LOWEST  Q3 '02  -21.48%


Year-to-date return as of December 31, 2003 for Class J is 37.37%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)             36.37          N/A           N/A            -0.84
     (AFTER TAXES ON
     DISTRIBUTIONS)....     36.34          N/A           N/A            -0.86
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     22.36          N/A           N/A            -0.68
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............     38.59        -0.05          4.47
 Morningstar Foreign
 Large Growth Category      33.15        -0.87          2.49
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          1.00
 12b-1 Fees........................          0.50
 Other Expenses....................          1.15
                                             ----
      TOTAL FUND OPERATING EXPENSES          2.65

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 2.10%.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $370     $823     $1,405     $2,983          $268    $823    $1,405     $2,983

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            27.7%    Partners LargeCap Growth      4.5%
      Securities                          I
      International II            7.4     Partners LargeCap Value       8.4
      Large Cap Growth            4.5     Preferred Securities          6.6
      LargeCap S&P 500 Index     13.5     Real Estate Securities       10.2
      LargeCap Value              4.5     SmallCap S&P 600 Index        4.2
      Money Market                8.5




Based on this allocation, the weighted average management fee of the underlying funds is 0.57%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -5.26
2003    17.54



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  8.49%
                              LOWEST  Q3 '02  -5.65%


Year-to-date return as of December 31, 2003 for Class J is 17.54%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)             16.54          N/A            N/A           4.30
     (AFTER TAXES ON
     DISTRIBUTIONS)....     16.26          N/A            N/A           4.00
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     10.23          N/A            N/A           3.32
 S&P 500 Index ........     28.67        -0.57          11.06
 Lehman Brothers
 Aggregate Bond Index .      4.11         6.62           6.95
 Morningstar
 Conservative
 Allocation Category...     12.79         3.75           7.40
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees* ......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................         0.4300
                                                 ------
           TOTAL FUND OPERATING EXPENSES         1.0525
 *The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $211     $334     $579     $1,283          $107    $334    $579     $1,283

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            26.1%    Partners LargeCap Value      10.7%
      Securities
      International II            9.3     Partners SmallCap Growth      1.8
                                          I
      LargeCap Growth             5.7     Preferred Securities          6.3
      LargeCap S&P 500 Index     15.5     Real Estate Securities        9.5
      LargeCap Value              5.7     SmallCap S&P 600 Index        1.9
      Partners LargeCap           5.7     SmallCap Value                1.8
      Growth I




Based on this allocation, the weighted average management fee of the underlying funds is 0.61%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -7.83
2003    20.52



                              The Fund's highest/lowest quarterly returns
                              during this time period were:
                               HIGHEST Q2 '03  10.21%
                               LOWEST  Q3 '02  -7.88%


Year-to-date return as of December 31, 2003 for Class J is 20.52%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)........     19.52          N/A            N/A           4.20
     (AFTER TAXES ON
     DISTRIBUTIONS)....     19.18          N/A            N/A           3.94
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     12.10          N/A            N/A           3.27
 S&P 500 Index ........     28.67        -0.57          11.06
 Lehman Brothers
 Aggregate Bond Index .      4.11         6.62           6.95
 Morningstar Moderate
 Allocation Category...     20.06         2.48           8.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees* ......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................         0.3900
                                                 ------
           TOTAL FUND OPERATING EXPENSES         1.0125
 *The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $207     $322     $558     $1,236          $103    $322    $558     $1,236

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage            19.6%    Partners LargeCap Value      12.9%
      Securities
      International II           10.9     Partners SmallCap Growth      2.1
                                          I
      LargeCap Growth             6.9     Preferred Securities          4.7
      LargeCap S&P 500 Index     18.0     Real Estate Securities        7.1
      LargeCap Value              6.9     SmallCap S&P 600 Index        2.0
      Partners LargeCap           6.8     SmallCap Value                2.1
      Growth I




Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -10.96
2003    22.14



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  11.29%
                              LOWEST  Q3 '02  -10.18%


Year-to-date return as of December 31, 2003 for Class J is 22.14%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     21.14          N/A            N/A            3.07
     (AFTER TAXES ON
     DISTRIBUTIONS)....     20.95          N/A            N/A            2.92
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     13.08          N/A            N/A            2.41
 S&P 500 Index ........     28.67        -0.57          11.06
 Lehman Brothers
 Aggregate Bond Index .      4.11         6.62           6.95
 Morningstar Moderate
 Allocation Category...     20.06         2.48           8.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees* .....................         0.1225
 12b-1 Fees............................         0.5000
 Other Expenses........................         0.4700
                                                ------
          TOTAL FUND OPERATING EXPENSES         1.0925
 *The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $215     $347     $601     $1,329          $111    $347    $601     $1,329

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            13.9%    Partners LargeCap Value      15.0%
      Securities
      International II           12.6     Partners SmallCap Growth      2.5
                                          I
      LargeCap Growth             8.1     Preferred Securities          2.8
      LargeCap S&P 500 Index     20.3     Real Estate Securities        3.9
      LargeCap Value              8.0     SmallCap S&P 600 Index        2.4
      Partners LargeCap           8.0     SmallCap Value                2.5
      Growth I



Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -13.55
2003    22.74



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  12.11%
                              LOWEST  Q3 '02  -12.28%


Year-to-date return as of December 31, 2003 for Class J is 22.74%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)........     21.74          N/A            N/A           2.95
     (AFTER TAXES ON
     DISTRIBUTIONS)....     21.71          N/A            N/A           2.86
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     13.37          N/A            N/A           2.33
 S&P 500 Index ........     28.67        -0.57          11.06
 Lehman Brothers
 Aggregate Bond Index .      4.11         6.62           6.95
 Morningstar Moderate
 Allocation Category...     20.06         2.48           8.15
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                                CLASS J
 Management Fees* ......................         0.1225
 12b-1 Fees.............................         0.5000
 Other Expenses.........................         1.0400
                                                 ------
           TOTAL FUND OPERATING EXPENSES         1.6625
 *The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                            1        3        5         10            1       3       5          10
 CLASS J                               $272     $523     $902     $1,965          $169    $523    $902     $1,965

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.8%    Partners LargeCap Value      17.1%
      Securities
      International II           14.1     Partners SmallCap Growth      2.7
                                          I
      LargeCap Growth             9.2     Preferred Securities          1.6
      LargeCap S&P 500 Index     22.3     Real Estate Securities        2.5
      LargeCap Value              9.2     SmallCap S&P 600 Index        2.6
      Partners LargeCap           9.2     SmallCap Value                2.7
      Growth I



Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -16.31
2003    24.51



                             The Fund's highest/lowest quarterly returns during
                             this time period were:
                              HIGHEST Q2 '03  13.07%
                              LOWEST  Q3 '02  -14.88%


Year-to-date return as of December 31, 2003 for Class J is 24.51%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND
 CLASS J...
 (BEFORE TAXES)........     23.51          N/A            N/A           1.14
     (AFTER TAXES ON
     DISTRIBUTIONS)....     23.51          N/A            N/A           1.06
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...     14.44          N/A            N/A           0.88
 S&P 500 Index ........     28.67        -0.57          11.06
 Lehman Brothers
 Aggregate Bond Index .      4.11         6.62           6.95
 Morningstar Large
 Blend Category........     26.72        -0.43           9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                             CLASS J
 Management Fees**..................         0.1225
 12b-1 Fees.........................         0.5000
 Other Expenses.....................         3.6800
                                             ------
       TOTAL FUND OPERATING EXPENSES         4.3025

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2005. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.
 **
  The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                            IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10           1        3        5         10
 CLASS J                               $532    $1,304    $2,188    $4,454        $432   $1,304   $2,188    $4,454

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors in retirement.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            28.6%    Partners LargeCap Growth      3.3%
      Securities                          I
      International II            5.9     Partners LargeCap Value       6.1
      LargeCap Growth             3.3     Preferred Securities          6.9
      LargeCap S&P 500 Index     11.4     Real Estate Securities       10.5
      LargeCap Value              3.3     SmallCap S&P 600 Index        3.3
      Money Market               17.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.56%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    -2.63
2003    13.97



                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  6.83%
                              LOWEST  Q3 '02  -3.63%


Year-to-date return as of December 31, 2003 for Class J is 13.97%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...
 (BEFORE TAXES)........     12.97          N/A            N/A            4.40
     (AFTER TAXES ON
     DISTRIBUTIONS)....     12.68          N/A            N/A            4.10
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...      8.04          N/A            N/A            3.40
 S&P 500 Index ........     28.67        -0.57          11.06
 Lehman Brothers
 Aggregate Bond Index .      4.11         6.62           6.95
 Morningstar
 Conservative
 Allocation Category...     12.79         3.75           7.40
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class J was June 15, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                               CLASS J
 Management Fees* .....................         0.1225
 12b-1 Fees............................         0.5000
 Other Expenses........................         1.3200
                                                ------
          TOTAL FUND OPERATING EXPENSES         1.9425
 *The Fund, as a shareholder in the underlying funds, bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                             IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------
                                            1        3          5         10            1       3         5          10
 CLASS J                               $300     $609     $1,047     $2,264          $197    $609    $1,047     $2,264

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The Class J shares of the Funds are sold without a front-end sales charge. There is no sales charge on shares purchased with reinvested dividends or other distributions.


ONE-TIME FEES
.. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.
  . The CDSC is not imposed on shares:
    . that were purchased pursuant to the Small Amount Force Out program (SAFO); . redeemed due to a shareholder's death or disability (as defined in the
      Internal Revenue Code);
    . redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
    . sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
    . that were purchased through the Principal Income IRA; or . that were purchased through Principal Passage.
.. A redemption fee* of 1.00% is charged on redemptions of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code);
  or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of the shares are redemption.
.. An exchange fee* of 1.00% is charged on exchanges of $30,000 or more among the Funds if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Money Market Fund.


The Funds do not pay any fees other than those described below and do not pay any other expenses.


ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Currently, the state registration fees have a dramatic impact on the Class J share expense ratios due to the low level of Fund assets. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for certain of the Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

Certain of the Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's assets base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures. However, a Fund may be permitted to purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities even if the Fund is not allowed to invest in the underlying commodities or commodity contracts.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES

The Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money

Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Partners LargeCap Growth Fund as it has been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2003, the mutual funds it manages had assets of approximately $7.8 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $474.6 billion in assets as of December 31, 2003. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau




BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

MARK A. ATTALIENTI . - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance Capital in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . - Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working towards a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance Capital in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in October of 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2003, Alliance managed $474.6 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2003, American Century managed over $87.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Tim Reynolds
                                        Gregory Woodhams




PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



TIM REYNOLDS, CFA . Mr. Reynolds joined American Century as an analyst in 1999 and was promoted in 2001 to portfolio manager for the core growth strategy. Previously, he was a senior analyst for USAA and a portfolio manager for U.S. Global Investors. He has worked in the financial industry since 1993. Mr. Reynolds holds a Master's in Finance from Texas Tech University and a BBA in Finance from Texas A&M University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2003, Ark Asset managed $11.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

Relying on an order received from the SEC, the Manager has changed Sub-Advisors for the Partners LargeCap Blend Fund.

Through March 8, 2004:


SUB-ADVISOR: Federated Equity Management Company of Pennsylvania ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2003, Federated managed $198 billion in assets.


                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore





LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.


Effective March 9, 2004:


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 67 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $190.0 billion in assets under management as of December 31, 2003. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.
..


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      M. Christine Munoz
                                        William J. Stromberg
                                        Richard T. Whitney





M. CHRISTINE MUNOZ, CFA . Ms. Munoz is a Vice President of T. Rowe Price and a Quantitative Analyst in the Systematic Equity Group. She joined the firm in 1984 as a Fund Accountant and began trading for the Taxable Bond Division in 1988. Ms. Munoz earned a BBA from Loyola College and an MBA from the same institution. She has earned the right to use the Chartered Financial Analyst designation.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., Director of Global Equity Research, and a member of the Equity Steering Committee. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.

RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. As of December 31, 2003, GSAM, along with other units of IMD, had assets under management of approximately $375.7 billion.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.



MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.

GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.



STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: Morgan Stanley Investment Management Inc., which does business in certain instances (including in its role as sub-advisor to the Partners LargeCap Growth I Fund) as Morgan Stanley Asset Management ("MSAM"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2003, Morgan Stanley Asset Management, together with its affiliated asset management companies, had approximately $421 billion in asset under management with approximately $174 billion in institutional assets.

Day-to-day portfolio management of the Partners LargeCap Growth I Fund is performed by investment management teams at Morgan Stanley Asset Management. Current members of the Large Cap Growth Team include: William S. Auslander, Managing Director and Jeffrey Alvino, Managing Director.

SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $70.5 billion in total assets (as of December 31, 2003) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Andrew Wellington





ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2003, Principal, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Larry Post
                                                Timothy R. Warrick
           Capital Preservation                 Martin J. Schafer
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           High Quality Long-Term Bond          Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Paul H. Blankenhagen
                                                Phyllis J. Vance
           International II                     Steven Larson
                                                Mustafa Sagun
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap Growth                        Mark McGrew
           MidCap S&P 400 Index                 Dirk Laschanzky
           MidCap Value                         Catherine A. Zaharis
           Money Market                         Michael R. Johnson
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           SmallCap Blend                       Mustafa Sagun
                                                Todd Sanders
           SmallCap Growth                      Chris D. Guinther
           SmallCap S&P 600 Index               Dirk Laschanzky
           SmallCap Value                       Thomas Morabito

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal Global Investors. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



CHRIS D. GUINTHER . As a portfolio manager at Principal, Mr. Guinther serves as the lead portfolio manager for the firm's small-cap growth portfolios. Prior to joining Principal in 2003, Mr. Guinther was a portfolio manager at Banc One Investment Advisors, co-managing the One Group Small-Cap Growth Fund. Prior to that, Mr. Guinther served as a small-cap analyst at Banc One and an investment analyst with Peoples Banking and Trust Co. He received a Bachelor's degree in Business Administration from Ohio University.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in Economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.


STEVEN LARSON, CFA. Mr. Larson is an associate portfolio manager and equity analyst for Principal. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. Prior to that, he was Manager of the Investment Analytics Group at First American Asset Management. He received an MBA in Finance from the University of Minnesota and a Bachelor's degree from Drake University. He is a member of the Association for Investment Management and Research (AIMR) and has earned the right to use the Chartered Financial Analyst designation.


DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARK MCGREW, CFA . Mr. McGrew joined Principal in 1995 as an equity analyst and is now a portfolio manager at Principal specializing in the management of mid-cap growth portfolios. Previously, he was a back-up portfolio manager for several of the firm's portfolios. He was previously a senior investment officer at Norwest Investment Management and Trust. He received an MBA in Business and Finance from Drake University and a Bachelor's degree in Business from Central College. He holds the Chartered Financial Analyst designation and is the President of the Iowa Society of Financial Analysts and a member of the Association for Investment Management and Research (AIMR).



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



LARRY POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa.
 He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research
(AIMR).  He also has the NASD Series 7 license.



MARY SUNDERLAND, CFA . Prior to joining Principal in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



PHYLLIS J. VANCE, CFA . Ms. Vance is a portfolio manager at Principal Global Investors. She is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Ms. Vance is also active in company research and specializes in the health care, industrial and consumer discretionary sectors. She joined the firm in 1978. In 1980, she joined the investment team as an equity research analyst, and was named an international equity portfolio manager in 2000. Ms. Vance received a Bachelor's degree in Industrial Administration from Iowa State University. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the Association for Investment Management and Research (AIMR).



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Principal value team and leads the value research group. She joined Principal in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2003, Principal - REI, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush





KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


Relying on an order from the SEC, the Manager has changed Sub-Advisors for the Partners LargeCap Growth Fund.

Through March 8, 2004:


SUB-ADVISOR: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of December 31, 2003, Putnam managed $240 billion in assets firm wide.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Tony H. Elavia
                                        Brian O'Toole
                                        Walter D. Pearson
                                        David J. Santos





TONY H. ELAVIA, PH.D - TEAM MEMBER . Dr. Elavia is Managing Director and Senior Portfolio Manager in the Large Cap Growth team. Dr. Elavia joined Putnam in 1999. He has 14 years of investment experience. Dr. Elavia earned his B.Com degree in Accounting and MA in Economics from the University of Baroda, India. He also received a Ph.D. from the University of Houston.



BRIAN O'TOOLE - TEAM LEADER . Mr. O'Toole is Managing Director and Chief Investment Officer for the LargeCap Growth team. He joined Putnam in 2002. Mr. O'Toole has 16 years of investment experience. Prior to joining Putnam, he was Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management. Mr. O'Toole has a BA from Saint Mary's College in Orchard Lake, Michigan.



WALTER D. PEARSON - TEAM MEMBER. Mr. Pearson is Senior Vice President and
Senior Portfolio Manager of the Large Cap Growth team. He joined Putnam in 2003. Mr. Pearson has 18 years of investment experience. Mr. Pearson has a BS from Saint Francis College and a MBA from Harvard University.

DAVID J. SANTOS - TEAM MEMBER . Mr. Santos is Senior Vice President and Senior Portfolio Manager of the Large Cap Growth team. He joined Putnam in 1986. Mr. Santos has 17 years of investment experience. He has a BS from Salem State College and a MBA from Suffolk University.


Effective March 9, 2004:


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2003, GMO managed more than $54 billion in client assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy





CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned an BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



ROBERT SOUCY . Mr. Soucy is the Director of U.S. equity management and is responsible for all U.S. quantitative equities portfolio management at GMO. Prior to joining GMO, he served as a research engineer with Scientific Systems, Inc. Mr. Soucy earned his BS from the University of Massachusetts at Amherst.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2003, Spectrum, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman




L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.

SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2003, Turner had discretionary management authority with respect to approximately $12.3 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.



SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a U.S. corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2003, UBS Global AM managed approximately $58.8 billion in assets and the Group managed approximate $462.9 billion in assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Matthew E. Megargel




MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2003 was:


       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     I                            0.75%
                                            Partners LargeCap Growth
       Capital Preservation       0.52%     II                           1.00%
       Government Securities      0.40%     Partners LargeCap Value      0.80%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Growth       1.00%
       High Quality Long-Term
       Bond                       0.40%     Partners MidCap Value        1.00%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     I                            1.10%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     II                           1.00%
       International I            0.90%     Partners SmallCap Value      1.00%
       International II           1.00%     Preferred Securities         0.75%
       LargeCap Growth            0.55%     Principal LifeTime 2010    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2020    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2030    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2040    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap S&P 400 Index       0.15%     Strategic Income           0.1225%
       MidCap Value               0.65%     Real Estate Securities       0.85%
       Money Market               0.40%     SmallCap Blend               0.75%
       Partners LargeCap Blend    0.75%     SmallCap Growth              0.75%
       Partners LargeCap Blend
       I                          0.45%     SmallCap S&P 600 Index       0.15%
       Partners LargeCap Growth   1.00%     SmallCap Value               0.75%

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.


The Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.



PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.
.. The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

  In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.

PURCHASE OF FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;

.. the Principal Investors Fund(s) in which you want to invest;
.. the amount of the investment;
.. your Social Security number; and
.. other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.
.. The minimum investment applies on a Fund level, not on the total investment being made.

.. The Capital Preservation Fund is only available for purchase in IRA, SEP or
  SIMPLE accounts.
.. Class J shares of the MidCap Value, Preferred Securities and SmallCap Value
  Funds are also available through
  Principal Passage, a fee-based brokerage account.

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

INVEST BY MAIL
.. Send a check and completed application to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780

.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:


.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Call Principal Investors Fund for an account number and wiring instructions.

.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo Bank Iowa, N.A.
   Des Moines, Iowa 50309
   ABA No.: 073000228

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968

   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN

Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo Bank Iowa, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.


ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY

.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors
  Fund. (Dividend Relay is not available for dividends or capital gains paid by the Capital Preservation Fund.)
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or

  . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).

.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when both the NYSE and the Federal Reserve are open for normal business.


Your request for a distribution from your 403(b) account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Investors Fund at P.O. Box 10423, Des Moines, Iowa 50306-0423.

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class J shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


REDEMPTION FEE (CAPITAL PRESERVATION FUND ONLY).
Generally, redemption requests are subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates). The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is due to death or disability (as defined in the Internal
  Revenue Code) of the shareholder and the redemption request is received with the other required documents;
.. they are redeemed to pay retirement plan fees;
.. they are redeemed to assure the plan complies with the Internal Revenue Code;
  or
.. the redemption is made pursuant to a written request from the shareholder which specifically states that the redemption is either:
  . a minimum distribution required by the Internal Revenue Code; or . a distribution calculated in accordance with Internal Revenue Code section
    72(t).

SELL SHARES BY MAIL

.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423

   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.

.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

  * The Fund and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.


PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions; or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund*.
.. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

.. A redemption fee may be imposed on certain exchanges out of the Capital
  Preservation Fund.
  * Only the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage.

You may exchange shares by:

.. calling us, if you have telephone privileges on the account.
.. sending a written request to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

Automatic exchange election
---------------------------

This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors

Fund available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


Market Timing Disclosure
----------------------------

The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. In addition, in order to limit excessive exchange activity and otherwise to promote the best interests of a fund, each Fund, except the Money Market Fund, imposes a fee on exchanges of $30,000 or more of shares acquired within 30 days of the date of the exchange. The fee is equal to 1.00% of the total amount of the exchange (calculated at market value). The fee is paid to the Fund and is intended to offset the trading cost; market impact and other costs associated with short-term money movement in and out of a fund.

DIVIDENDS AND DISTRIBUTIONS


You can authorize dividends and capital gains to be reinvested in additional shares of the Fund making the distribution, invested in other Principal Investors Funds or paid in cash.

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).


The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares, redeem and retire shares or declare a deemed capital contributions by shareholders and retire shares to offset such capital gain distribution. Any of these actions would be effective on the ex-distribution date of the capital gain distribution and would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared or 0.01 shares were redeemed and retired or a deemed contribution of capital equal to
0.01 shares and subsequent retirement of such shares was made, the shareholder's holding would be combined into one share with a price per share of $10.00.


Neither the reverse share split, the redemption and retirement of shares nor the deemed capital contribution and retirement of shares affects the value of the total holdings of the shareholder.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


In light of recent news stores alleging certain members of the mutual fund industry have been involved in permitting or facilitating practices referred to as "late trading" and "market timing," Principal Financial Group, Inc. ("The Principal") undertook a voluntary review of its practices, including the trading records of its employees. The Principal's General Counsel and internal auditors conducted the review. The review has been completed and found the following:
  . The Principal has not permitted any late trading.
  . The Principal has not entered into any special arrangements to permit select investors to engage in market timing.
  . The Principal has not engaged in any "portfolio peeking", the practice of allowing some investors access to portfolio information not generally available to the investing public.
  . Beginning in late 2000 The Principal imposed progressively more robust standards and protections in its separate accounts and thereafter in its mutual funds to further prevent improper market timing. These standards and practices have been applied consistently to customers as well as The Principal's own employees.
  . Some employees engaged in market-timing trades within their personal accounts, predominantly in The Principal's international 401(k) separate accounts The majority of these employees are no longer with the firm. Included in this group are two portfolio managers who engaged in this activity in their personal accounts within the funds they managed. They are no longer with Principal Global Investors ("PGI"). The vast majority of this activity took place between 1998 and 2000. No market timing activity by PGI portfolio managers has occurred since 2000.
  . Investment gains earned by employees related to mutual funds were $4,600. In addition, investment gains by employees related to The Principal's 401(k) separate accounts were $175,000. Restitution will be made to the impacted funds. Repayment methodology will be determined with the assistance of an independent advisor.

The Independent Directors of Principal Mutual Funds were kept fully apprised of the review.


STATEMENTS

You will receive quarterly statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, Principal Residential Mortgage, Inc. or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add telephone transaction services and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal

Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.


HOUSEHOLDING

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identify within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from audited financial statements.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2003      2002    2001/(D)/
                            ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.11        --     0.37
  ----                      ----               ----
 Total From Investment
            Operations      0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.32)    (0.41)   (0.32)
 Distributions from
  Realized Gains......        --     (0.06)      --
 ------                              -----
   Total Dividends and
         Distributions     (0.32)    (0.47)   (0.32)
                           -----     -----    -----
Net Asset Value, End
 of Period............    $10.73    $10.66   $10.73
                          ======    ======   ======
Total Return /(b)/ ...      3.64%     3.86%    6.46%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $110,398   $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..      1.43%     1.50%    1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.48%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.65%     3.78%    4.41%/(f)/
 Portfolio Turnover
  Rate................      91.0%     46.7%   124.7%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00    $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.23      0.32     0.13
                           ----      ----     ----
 Total From Investment
            Operations     0.23      0.32     0.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.23)    (0.32)   (0.13)
                          -----     -----    -----
   Total Dividends and
         Distributions    (0.23)    (0.32)   (0.13)
                          -----     -----    -----
Net Asset Value, End
 of Period............   $10.00    $10.00   $10.00
                         ======    ======   ======
Total Return /(b)/ ...     2.33%     3.24%    1.34%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $40,460   $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.55%     1.60%    1.60%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.55%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.21%     3.12%    3.51%/(f)/
 Portfolio Turnover
  Rate................     20.7%     13.6%    31.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)     0.10     0.30
                          -----      ----     ----
 Total From Investment
            Operations     0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.33)    (0.45)   (0.33)
                          -----     -----    -----
   Total Dividends and
         Distributions    (0.33)    (0.45)   (0.33)
                          -----     -----    -----
Net Asset Value, End
 of Period............   $10.37    $10.60   $10.55
                         ======    ======   ======
Total Return /(b)/ ...     0.93%     4.87%    6.07%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..     1.36%     1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.40%     4.02%    4.88%/(f)/
 Portfolio Turnover
  Rate................    219.5%     49.9%    36.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002    2001/(D)/
                           ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02    (0.01)    0.37
                           ----    -----     ----
 Total From Investment
            Operations     0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.36)   (0.44)   (0.34)
 Distributions from
  Realized Gains......       --    (0.09)      --
 -----                             -----
   Total Dividends and
         Distributions    (0.36)   (0.53)   (0.34)
                          -----    -----    -----
Net Asset Value, End
 of Period............   $10.59   $10.58   $10.69
                         ======   ======   ======
Total Return /(b)/ ...     3.55%    4.20%    6.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,476   $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.39%    1.35%    1.33%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.50%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.31%    4.18%    4.85%/(f)/
 Portfolio Turnover
  Rate................     71.3%    60.8%    80.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003     2002    2001/(D)/
                          ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.39     0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10    (0.05)    0.38
                          ----    -----     ----
 Total From Investment
            Operations    0.49     0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.41)   (0.45)   (0.34)
 Distributions from
  Realized Gains......      --    (0.09)      --
 ----                             -----
   Total Dividends and
         Distributions   (0.41)   (0.54)   (0.34)
                         -----    -----    -----
Net Asset Value, End
 of Period............  $10.72   $10.64   $10.77
                        ======   ======   ======
Total Return /(b)/ ...    4.60%    4.09%    6.63%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,419   $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..    1.40%    1.35%    1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    1.67%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.59%    4.44%    4.97%/(f)/
 Portfolio Turnover
  Rate................    38.8%    94.1%   101.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.25      0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.02     (0.04)    0.30
                           ----     -----     ----
 Total From Investment
            Operations     0.27      0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.28)    (0.37)   (0.33)
 Distributions from
  Realized Gains......       --     (0.11)      --
 -----                              -----
   Total Dividends and
         Distributions    (0.28)    (0.48)   (0.33)
                          -----     -----    -----
Net Asset Value, End
 of Period............   $10.38    $10.39   $10.54
                         ======    ======   ======
Total Return /(b)/ ...     2.64%     3.33%    6.02%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,847   $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.33%     1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.33%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.46%     3.56%    4.75%/(f)/
 Portfolio Turnover
  Rate................     72.3%    105.8%    68.4%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003     2002      2001/(D)/
                          ----     ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.68    $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --    (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    4.14     0.45      (2.04)
                          ----     ----      -----
 Total From Investment
            Operations    4.14     0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --    (0.01)        --
 ----                             -----
   Total Dividends and
         Distributions      --    (0.01)        --
 ----                             -----
Net Asset Value, End
 of Period............  $12.82    $8.68      $8.26
                        ======    =====      =====
Total Return /(b)/ ...   47.70%    5.17%    (19.41)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,956   $2,240       $347
 Ratio of Expenses to
  Average Net Assets..    2.65%    2.30%      2.26%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    3.31%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.05%   (0.28)%     0.42%/(f)/
 Portfolio Turnover
  Rate................   144.7%   151.0%     156.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003         2002      2001/(E)/
                           ----         ----      ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.49        $7.42      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.47        (0.94)     (2.11)
                           ----        -----      -----
 Total From Investment
            Operations     1.49        (0.93)     (2.12)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $7.98        $6.49      $7.42
                          =====        =====      =====
Total Return /(b)/ ...    22.98%      (12.53)%   (22.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,430      $10,104     $2,165
 Ratio of Expenses to
  Average Net Assets..     2.05%        1.85%      1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.15%        1.85%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.24%        0.03%     (0.36)%/(g)/
 Portfolio Turnover
  Rate................    162.2%/(d)/   71.4%      86.8%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003     2002      2001/(D)/
                          ----     ----      ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.62    $7.56      $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01     0.04      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.65    (0.97)     (1.72)
                          ----    -----      -----
 Total From Investment
            Operations    1.66    (0.93)     (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --    (0.01)        --
 ----                             -----
   Total Dividends and
         Distributions      --    (0.01)        --
 ----                             -----
Net Asset Value, End
 of Period............   $8.28    $6.62      $7.56
                         =====    =====      =====
Total Return /(b)/ ...   25.08%  (12.33)%   (18.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,079   $3,871       $931
 Ratio of Expenses to
  Average Net Assets..    2.10%    1.95%      1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.65%    1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.18%   (0.11)%    (0.38)%/(f)/
 Portfolio Turnover
  Rate................   135.3%    96.9%     143.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003        2002      2001/(E)/
                           ----        ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.01       $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)      (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75       (1.12)     (1.48)
                           ----       -----      -----
 Total From Investment
            Operations     0.71       (1.13)     (1.49)
                           ----       -----      -----
Net Asset Value, End
 of Period............    $5.72       $5.01      $6.14
                          =====       =====      =====
Total Return /(b)/ ...    14.17%     (18.40)%   (20.05)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,629      $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..     1.64%       1.50%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.92%         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.72)%     (0.64)%    (0.63)%/(g)/
 Portfolio Turnover
  Rate................     59.2%/(d)/  29.6%      37.5%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2003      2002      2001/(D)/
                            ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.72     $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05      0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24     (1.34)     (1.34)
                            ----     -----      -----
 Total From Investment
            Operations      1.29     (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)    (0.01)        --
  ----                     -----     -----
   Total Dividends and
         Distributions     (0.02)    (0.01)        --
  ----                     -----     -----
Net Asset Value, End
 of Period............     $7.99     $6.72      $8.04
                           =====     =====      =====
Total Return /(b)/ ...     19.19%   (16.31)%   (14.38)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $154,666   $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..      1.11%     1.10%      1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.13%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.66%     0.51%      0.36%/(f)/
 Portfolio Turnover
  Rate................       1.1%     67.9%     117.4%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002      2001/(D)/
                           ----     ----      ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.22    $9.09     $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03     0.03       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.50    (0.89)     (1.05)
                           ----    -----      -----
 Total From Investment
            Operations     1.53    (0.86)     (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)   (0.01)        --
 ----                     -----    -----
   Total Dividends and
         Distributions    (0.01)   (0.01)        --
 ----                     -----    -----
Net Asset Value, End
 of Period............    $9.74    $8.22      $9.09
                          =====    =====      =====
Total Return /(b)/ ...    18.60%   (9.44)%   (10.09)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,876   $3,683     $1,083
 Ratio of Expenses to
  Average Net Assets..     1.62%    1.40%      1.35%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.91%    1.40%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.38%    0.59%      0.60%/(f)/
 Portfolio Turnover
  Rate................    179.1%   128.9%     116.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003         2002     2001/(E)/
                           ----         ----     ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.95        $9.23     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --           --     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.25        (0.28)    (0.71)
                           ----        -----     -----
 Total From Investment
            Operations     2.25        (0.28)    (0.72)
                           ----        -----     -----
Net Asset Value, End
 of Period............   $11.20        $8.95     $9.23
                         ======        =====     =====
Total Return /(b)/ ...    25.20%       (3.03)%   (7.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $41,132      $13,260    $2,568
 Ratio of Expenses to
  Average Net Assets..     1.68%        1.60%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.78%        1.60%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%         --     (0.19)%/(g)/
 Portfolio Turnover
  Rate................     35.3%/(d)/   62.0%     55.6%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002      2001/(D)/
                           ----      ----      ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $3.94     $5.69      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)    (0.06)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.18     (1.69)     (2.11)
                           ----     -----      -----
 Total From Investment
            Operations     1.12     (1.75)     (2.13)
                           ----     -----      -----
Net Asset Value, End
 of Period............    $5.06     $3.94      $5.69
                          =====     =====      =====
Total Return /(b)/ ...    28.43%   (30.76)%   (27.52)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,116    $4,128     $1,395
 Ratio of Expenses to
  Average Net Assets..     1.83%     1.64%      1.61%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.23%     1.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.38)%   (1.27)%    (1.27)%/(f)/
 Portfolio Turnover
  Rate................    290.7%    276.9%     299.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002     2001/(D)/
                           ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.42     $9.07     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)       --        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.43     (0.58)    (0.91)
                           ----     -----     -----
 Total From Investment
            Operations     2.42     (0.58)    (0.91)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --     (0.07)       --
 -----                              -----
   Total Dividends and
         Distributions       --     (0.07)       --
 -----                              -----
Net Asset Value, End
 of Period............   $10.84     $8.42     $9.07
                         ======     =====     =====
Total Return /(b)/ ...    28.74%    (6.52)%   (8.84)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,620    $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..     1.28%     1.10%     1.07%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.48%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.10)%      --        --
 Portfolio Turnover
  Rate................     41.4%     48.5%     63.4%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.68     $9.91   $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01      0.01       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.01      0.04    (0.58)
                           ----      ----    -----
 Total From Investment
            Operations     2.02      0.05    (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)    (0.01)      --
 Distributions from
  Realized Gains......       --     (0.27)      --
 -----                              -----
   Total Dividends and
         Distributions    (0.02)    (0.28)      --
 ----                     -----     -----
Net Asset Value, End
 of Period............   $11.68     $9.68    $9.91
                         ======     =====    =====
Total Return /(b)/ ...    20.88%     0.24%   (5.17)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,750   $20,879   $3,090
 Ratio of Expenses to
  Average Net Assets..     1.70%     1.58%    1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.77%     1.60%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.06%     0.13%    0.04%/(f)/
 Portfolio Turnover
  Rate................    186.5%    172.2%   122.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.001     0.007    0.021
                          -----     -----    -----
 Total From Investment
            Operations    0.001     0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.001)   (0.007)  (0.021)
                         ------    ------   ------
   Total Dividends and
         Distributions   (0.001)   (0.007)  (0.021)
                         ------    ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000   $1.000
                         ======    ======   ======
Total Return /(b)/ ...     0.06%     0.68%    2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $95,332   $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..     1.21%     1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.54%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.04%     0.59%    2.48%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002      2001/(D)/
                           ----     ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.05    $8.99     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01     0.05         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.16    (0.99)     (1.16)
                           ----    -----      -----
 Total From Investment
            Operations     1.17    (0.94)     (1.16)
                           ----    -----      -----
Net Asset Value, End
 of Period............    $9.22    $8.05      $8.99
                          =====    =====      =====
Total Return /(b)/ ...    14.53%  (10.46)%   (11.25)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,880   $5,315       $559
 Ratio of Expenses to
  Average Net Assets..     1.70%    1.68%      1.67%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.92%    1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.17%    0.24%      0.10%/(f)/
 Portfolio Turnover
  Rate................     41.7%    71.9%      59.4%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002      2001/(E)/
                           ----     ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $6.00    $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01     0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.08    (1.51)     (1.37)
                           ----    -----      -----
 Total From Investment
            Operations     1.09    (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)   (0.01)        --
 ----                     -----    -----
   Total Dividends and
         Distributions    (0.01)   (0.01)        --
 ----                     -----    -----
Net Asset Value, End
 of Period............    $7.08    $6.00      $7.51
                          =====    =====      =====
Total Return /(c)/ ...    18.16%  (20.02)%   (15.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,775   $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.44%    1.40%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.50%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.19%    0.12%      0.02%/(g)/
 Portfolio Turnover
  Rate................     82.9%    89.4%      71.7%/(g)/



/(a) /Effective September 26, 2002, LargeCap Blend Fund changed its name to
  Partners LargeCap Blend Fund I.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(e) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                         2003/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.02
                          ----
 Total From Investment
            Operations    1.93
                          ----
Net Asset Value, End
 of Period............  $11.93
                        ======
Total Return /(b)/ ...   19.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,609
 Ratio of Expenses to
  Average Net Assets..    1.94%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    6.94%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.95)%/(f)/
 Portfolio Turnover
  Rate................    64.8%/(f)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/(d) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002      2001/(D)/
                          ----      ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.89     $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.05)    (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.86     (1.40)     (1.25)
                          ----     -----      -----
 Total From Investment
            Operations    0.81     (1.42)     (1.27)
                          ----     -----      -----
Net Asset Value, End
 of Period............   $6.70     $5.89      $7.31
                         =====     =====      =====
Total Return /(b)/ ...   13.75%   (19.43)%   (15.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,744    $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..    1.89%     1.70%      1.68%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.27%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.76)%   (0.73)%    (0.84)%/(f)/
 Portfolio Turnover
  Rate................   130.9%    182.9%     104.8%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002      2001/(D)/
                          ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.99     $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.06)    (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.07     (1.07)     (1.08)
                          ----     -----      -----
 Total From Investment
            Operations    1.01     (1.28)     (1.10)
                          ----     -----      -----
Net Asset Value, End
 of Period............   $7.00     $5.99      $7.27
                         =====     =====      =====
Total Return /(b)/ ...   16.86%   (17.61)%   (13.76)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,234    $2,425       $688
 Ratio of Expenses to
  Average Net Assets..    1.95%     1.95%      1.93%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.97%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.93)%   (1.01)%    (1.15)%/(f)/
 Portfolio Turnover
  Rate................   193.9%    176.7%     153.6%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002     2001/(D)/
                           ----     ----     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.33   $10.42    $10.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08     0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.94    (1.07)    (0.41)
                           ----    -----     -----
 Total From Investment
            Operations     2.02    (1.05)    (0.40)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)      --        --
 Distributions from
  Realized Gains......       --    (0.04)       --
 -----                             -----
   Total Dividends and
         Distributions    (0.01)   (0.04)       --
 ----                     -----    -----
Net Asset Value, End
 of Period............   $11.34    $9.33    $10.42
                         ======    =====    ======
Total Return /(b)/ ...    21.64%  (10.13)%   (3.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,843   $5,816      $708
 Ratio of Expenses to
  Average Net Assets..     1.75%    1.75%     1.72%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.01%    1.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.79%    0.68%     0.52%/(f)/
 Portfolio Turnover
  Rate................     16.2%     7.8%     19.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002      2001/(D)/
                          ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.03     $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)    (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.10     (1.16)     (2.03)
                          ----     -----      -----
 Total From Investment
            Operations    2.00     (1.25)     (1.99)
                          ----     -----      -----
Net Asset Value, End
 of Period............   $7.03     $5.03      $6.28
                         =====     =====      =====
Total Return /(b)/ ...   39.76%   (19.90)%   (24.43)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,625    $2,648       $663
 Ratio of Expenses to
  Average Net Assets..    1.95%     1.95%      1.90%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.72%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.73)%   (1.72)%    (1.66)%/(f)/
 Portfolio Turnover
  Rate................   163.3%    225.6%     347.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002     2001/(D)/
                           ----      ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.21     $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.09)    (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.63     (0.10)    (0.83)
                           ----     -----     -----
 Total From Investment
            Operations     2.54     (0.14)    (0.85)
                           ----     -----     -----
Net Asset Value, End
 of Period............   $11.75     $9.21     $9.35
                         ======     =====     =====
Total Return /(b)/ ...    27.58%    (1.50)%   (8.15)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,295    $4,573      $891
 Ratio of Expenses to
  Average Net Assets..     1.94%     1.95%     1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.49%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.89)%   (0.94)%   (0.48)%/(f)/
 Portfolio Turnover
  Rate................     49.7%     80.0%    224.9%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002      2001/(D)/
                          ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $4.92     $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)    (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.93     (2.14)     (1.11)
                          ----     -----      -----
 Total From Investment
            Operations    1.83     (2.20)     (1.16)
                          ----     -----      -----
Net Asset Value, End
 of Period............   $6.75     $4.92      $7.12
                         =====     =====      =====
Total Return /(b)/ ...   37.20%   (30.90)%   (13.70)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,932    $1,386       $316
 Ratio of Expenses to
  Average Net Assets..    2.05%     2.05%      2.02%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    3.39%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.85)%   (1.85)%    (1.72)%/(f)/
 Portfolio Turnover
  Rate................   333.6%    110.9%     161.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002      2001/(D)/
                          ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.47     $6.04      $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.10)    (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.07     (0.53)     (1.67)
                          ----     -----      -----
 Total From Investment
            Operations    1.97     (0.57)     (1.71)
                          ----     -----      -----
Net Asset Value, End
 of Period............   $7.44     $5.47      $6.04
                         =====     =====      =====
Total Return /(b)/ ...   36.01%    (9.44)%   (22.56)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,303    $1,099       $301
 Ratio of Expenses to
  Average Net Assets..    2.03%     1.93%      1.92%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    3.66%     1.95%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.64)%   (1.64)%    (1.60)%/(f)/
 Portfolio Turnover
  Rate................   115.9%    120.1%     159.8%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002     2001/(D)/
                          ----      ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.46     $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.11)    (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    3.63     (0.28)    (0.02)
                          ----     -----     -----
 Total From Investment
            Operations    3.52     (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.09)    (0.15)       --
 ----                    -----     -----
   Total Dividends and
         Distributions   (0.09)    (0.15)       --
 ----                    -----     -----
Net Asset Value, End
 of Period............  $12.89     $9.46     $9.94
                        ======     =====     =====
Total Return /(b)/ ...   37.53%    (3.55)%   (0.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,962    $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..    1.95%     1.95%     1.81%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.57%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.00)%   (1.15)%   (0.84)%/(f)/
 Portfolio Turnover
  Rate................    44.1%     27.9%     58.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002     2001/(E)/
                           ----     ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.36    $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04     0.10      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.26    (0.51)    (0.26)
                           ----    -----     -----
 Total From Investment
            Operations     1.30    (0.41)    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)   (0.06)       --
 ----                     -----    -----
   Total Dividends and
         Distributions    (0.06)   (0.06)       --
 ----                     -----    -----
Net Asset Value, End
 of Period............   $10.60    $9.36     $9.83
                         ======    =====     =====
Total Return /(b)/ ...    13.92%   (4.16)%   (2.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,052   $5,071      $488
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............     1.05%    1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/
  /(d)/ ..............     1.05%      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.39%    1.79%     1.22%/(g)/
 Portfolio Turnover
  Rate................     47.8%    17.6%      2.2%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Does not include expenses of the investment companies in which the Fund invests.
/(d) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003     2002     2001/(E)/
                           ----     ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.11    $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03     0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.43    (0.63)    (0.36)
                           ----    -----     -----
 Total From Investment
            Operations     1.46    (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)   (0.04)       --
 ----                     -----    -----
   Total Dividends and
         Distributions    (0.04)   (0.04)       --
 ----                     -----    -----
Net Asset Value, End
 of Period............   $10.53    $9.11     $9.69
                         ======    =====     =====
Total Return /(b)/ ...    16.09%   (5.56)%   (3.29)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,114   $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............     1.01%    1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/
  /(d)/ ..............     1.01%      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.31%    1.46%     1.93%/(g)/
 Portfolio Turnover
  Rate................     41.1%    12.3%      4.0%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Does not include expenses of the investment companies in which the Fund invests.
/(d) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003        2002     2001/(F)/
                           ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.74       $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)       0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.49       (0.78)    (0.52)
                           ----       -----     -----
 Total From Investment
            Operations     1.48       (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)      (0.05)       --
 ----                     -----       -----
   Total Dividends and
         Distributions    (0.01)      (0.05)       --
 ----                     -----       -----
Net Asset Value, End
 of Period............   $10.21       $8.74     $9.50
                         ======       =====     =====
Total Return /(b)/ ...    16.91%      (7.52)%   (5.00)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $55,252      $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............     1.09%       1.05%     1.05%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/
  /(d)/ ..............     1.09%         --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%      0.96%     1.39%/(h)/
 Portfolio Turnover
  Rate................     52.4%/(e)/  19.9%     60.2%/(h)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Does not include expenses of the investment companies in which the Fund invests.
/(d) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(f) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002     2001/(E)/
                           ----      ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.66     $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)     0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.56     (0.88)    (0.45)
                           ----     -----     -----
 Total From Investment
            Operations     1.49     (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.04)       --
 Distributions from
  Realized Gains......       --     (0.01)       --
  ----                              -----    ----
   Total Dividends and
         Distributions       --     (0.05)       --
  ----                              -----    ----
Net Asset Value, End
 of Period............   $10.15     $8.66     $9.55
                         ======     =====     =====
Total Return /(b)/ ...    17.26%    (8.89)%   (4.31)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,332    $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............     1.60%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/
  /(d)/ ..............     1.66%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.71)%    0.45%     0.70%/(g)/
 Portfolio Turnover
  Rate................     46.0%     19.6%    316.2%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Does not include expenses of the investment companies in which the Fund invests.
/(d) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003      2002     2001/(E)/
                          ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.15     $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.08)     0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.60     (1.04)    (0.77)
                          ----     -----     -----
 Total From Investment
            Operations    1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --     (0.05)       --
 ----                              -----    ----
   Total Dividends and
         Distributions      --     (0.05)       --
 ----                              -----    ----
Net Asset Value, End
 of Period............   $9.67     $8.15     $9.20
                         =====     =====     =====
Total Return /(b)/ ...   18.67%   (10.98)%   (7.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,636      $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............    1.70%     1.05%     1.05%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/
  /(d)/ ..............    4.30%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.97)%    0.35%     0.20%/(g)/
 Portfolio Turnover
  Rate................    45.7%     25.4%     59.0%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Does not include expenses of the investment companies in which the Fund invests.
/(d) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2003    2002     2001/(E)/
                          ----    ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.68   $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02    0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.06   (0.33)    (0.19)
                          ----   -----     -----
 Total From Investment
            Operations    1.08   (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)  (0.08)       --
 Distributions from
  Realized Gains......   (0.01)     --        --
 ----                    -----   ----
   Total Dividends and
         Distributions   (0.04)  (0.08)       --
 ----                    -----   -----
Net Asset Value, End
 of Period............  $10.72   $9.68     $9.99
                        ======   =====     =====
Total Return /(b)/ ...   11.15%  (2.29)%   (0.79)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,325    $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(c)/ ..............    1.30%   1.04%     1.04%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/
  /(d)/ ..............    1.94%     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.20%   1.84%     2.87%/(g)/
 Portfolio Turnover
  Rate................    43.9%   46.2%    103.3%/(g)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Does not include expenses of the investment companies in which the Fund invests.
/(d) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(e) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.07    $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.37      0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.22      0.62     0.32
                           ----      ----     ----
 Total From Investment
            Operations     3.59      0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)    (0.30)      --
 ----                     -----     -----
   Total Dividends and
         Distributions    (0.24)    (0.30)      --
 ----                     -----     -----
Net Asset Value, End
 of Period............   $14.42    $11.07   $10.45
                         ======    ======   ======
Total Return /(b)/ ...    32.98%     8.88%    3.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $51,874   $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..     1.90%     1.80%    1.76%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.95%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.95%     2.83%    4.01%/(f)/
 Portfolio Turnover
  Rate................     35.4%     46.3%    77.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003       2002     2001/(D)/
                           ----       ----     ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.51     $10.38    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)     (0.02)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.50      (0.83)    (0.07)
                           ----      -----     -----
 Total From Investment
            Operations     3.45      (0.85)    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --      (0.02)       --
 -----                               -----
   Total Dividends and
         Distributions       --      (0.02)       --
 -----                               -----
Net Asset Value, End
 of Period............   $12.96      $9.51    $10.38
                         ======      =====    ======
Total Return /(b)/ ...    36.28%     (8.23)%   (0.67)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,377    $17,167    $2,480
 Ratio of Expenses to
  Average Net Assets..     1.70%      1.70%     1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.84%      1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.48)%    (0.44)%   (0.35)%/(f)/
 Portfolio Turnover
  Rate................    113.2%     108.8%    123.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002      2001/(D)/
                           ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $4.84     $7.31      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.08)    (0.20)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.53     (1.91)     (1.72)
                           ----     -----      -----
 Total From Investment
            Operations     2.45     (2.11)     (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --     (0.36)        --
 -----                              -----
   Total Dividends and
         Distributions       --     (0.36)        --
 -----                              -----
Net Asset Value, End
 of Period............    $7.29     $4.84      $7.31
                          =====     =====      =====
Total Return /(b)/ ...    50.62%   (30.92)%   (18.42)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,886    $4,449     $1,322
 Ratio of Expenses to
  Average Net Assets..     1.88%     1.70%      1.64%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.18%     1.70%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.26)%   (1.27)%    (1.32)%/(f)/
 Portfolio Turnover
  Rate................    270.1%    255.3%     178.3%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
  Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002     2001/(D)/
                           ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.50    $10.14    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)    (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.04     (0.49)    (0.59)
                           ----     -----     -----
 Total From Investment
            Operations     2.99     (0.50)    (0.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --     (0.14)       --
 -----                              -----
   Total Dividends and
         Distributions       --     (0.14)       --
 -----                              -----
Net Asset Value, End
 of Period............   $12.49     $9.50    $10.14
                         ======     =====    ======
Total Return /(b)/ ...    31.47%    (5.16)%   (5.59)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,505    $7,197    $1,860
 Ratio of Expenses to
  Average Net Assets..     1.38%     1.10%     1.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.49%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.47)%   (0.28)%   (0.26)%/(f)/
 Portfolio Turnover
  Rate................     44.6%     61.0%     62.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(d) /Period from March 1, 2001, date shares first offered, through Ocotber 31,
  2001. Class J shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002     2001/(D)/
                           ----      ----     ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.42    $10.48    $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)    (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     4.15      0.42     (0.16)
                           ----      ----     -----
 Total From Investment
            Operations     4.11      0.41     (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --     (0.47)       --
 -----                              -----
   Total Dividends and
         Distributions       --     (0.47)       --
 -----                              -----
Net Asset Value, End
 of Period............   $14.53    $10.42    $10.48
                         ======    ======    ======
Total Return /(b)/ ...    39.44%     3.65%    (1.04)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,945    $4,953      $749
 Ratio of Expenses to
  Average Net Assets..     1.70%     1.69%     1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.14%     1.70%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.35)%   (0.07)%    0.12%/(f)/
 Portfolio Turnover
  Rate................    221.7%    134.3%     89.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.


                                      179












 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

PERFORMANCE RESULTS - STABLE FUNDS


                              AVERAGE ANNUAL PERFORMANCE                                     ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2003)                                  (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2003  2002  2001  2000  1999  1998  1997  1996  1995    1994
                        ----------------------------------------     --------------------------------------------------------------
CAPITAL PRESERVATION
FUND CLASS J/ (1)/      2.18  2.18   N/A   N/A   N/A    2.84         2.18  3.12
 Lehman Brothers
 Mutual Fund U.S.
 Govt. 1-3 Year Index   2.02  2.02  5.49  5.51  5.66                 2.02  6.28  8.53  8.17  2.97  6.97  6.65  5.08  10.84    0.52
 Morningstar
 Short-Term Bond
 Category               2.39  2.39  5.02  5.07  5.28                 2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35  11.48   -0.86

HIGH QUALITY
SHORT-TERM BOND FUND
CLASS J/ (2)/           1.81  1.81   N/A   N/A   N/A    4.40         1.81  6.77
Principal Global
Investors Limited Term
Fixed Income Composite              6.05  5.57   N/A                             7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    3.35  3.35  6.80  6.26  6.24                 3.35  8.12  9.03  8.91  2.09  7.63  7.13  4.67  12.88   -0.72
 Morningstar
 Short-Term Bond
 Category               2.39  2.39  5.02  5.07  5.28                 2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35  11.48   -0.86

MONEY MARKET FUND
CLASS J/ (2)/           0.01  0.01   N/A   N/A   N/A    1.01         0.01  0.53
Principal Global
Investors Money Market
Composite                           2.37  3.59  4.23                             4.33  6.21  4.71  5.13  5.10  4.95   5.53    3.69

/(1)/ Fund's inception
06/15/01
/(2)/ Class J Shares
inception 03/01/01

                        ----------------------------------------     --------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                              AVERAGE ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2003)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2003
                        ----------------------------------------     ------
BOND & MORTGAGE
SECURITIES FUND CLASS
J/ (1)/                 3.27  3.27   N/A   N/A   N/A    5.39         3.27
Principal Global
Investors Multi Sector
Fixed Income Composite              7.87  6.92  7.19
 Lehman Brothers
 Aggregate Bond Index   4.11  4.11  7.57  6.62  6.95                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          4.92  4.92  6.77  5.67  6.08                 4.92

GOVERNMENT SECURITIES
FUND CLASS J/ (1)/      0.83  0.83   N/A   N/A   N/A    4.49         0.83
Principal Global
Investors Mortgage
Backed Securities
Composite                           6.06  5.84  6.35
 Lehman Brothers        2.73  2.73  6.79  6.34  6.76
 Government/Mortgage
 Index                                                               2.73
 Lehman Brothers
 Mortgage Backed
 Securities Index       3.05  3.05  6.64  6.55  6.89                 3.05
 Morningstar
 Intermediate
 Government Category    2.15  2.15  6.05  5.51  5.81                 2.15

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/      2.88  2.88   N/A   N/A   N/A    5.47         2.88
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                           7.39  6.39   N/A
 Lehman Brothers
 Aggregate Bond Index   4.11  4.11  7.57  6.62  6.95                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          4.92  4.92  6.77  5.67  6.08                 4.92

HIGH QUALITY LONG-TERM
BOND FUND CLASS J/
(1)/                    3.21  3.21   N/A   N/A   N/A    5.80         3.21
Principal Global
Investors Long Term
Fixed Income Composite              7.82  5.07   N/A
 Lehman Brothers
 Government/Credit
 Bond Index             4.68  4.68  8.04  6.65  6.98                 4.68
 Morningstar Long-Term
 Bond Category          7.98  7.98  8.07  6.33  6.48                 7.98

PREFERRED SECURITIES
FUND CLASS J/ (//2//)/   N/A   N/A   N/A   N/A   N/A     N/A
Spectrum Preferred
Securities Composite
 Lehman Brothers
 Aggregate Bond Index   4.11  4.11  7.57  6.62  6.95                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          4.92  4.92  6.77  5.67  6.08                 4.92

/(1)/ Class J Shares
inception 03/01/01
/(//2//)/ Class J
Shares inception
12/15/03

                        ----------------------------------------     ------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2002   2001   2000   1999   1998   1997   1996  1995    1994
                        --------------------------------------------------------------
BOND & MORTGAGE          8.22
SECURITIES FUND CLASS
J/ (1)/
Principal Global                8.43  12.00  -0.57   7.97  10.16  3.94  18.41   -2.05
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        10.26   8.42  11.63  -0.82   8.69   9.65  3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar             7.88   7.36   9.45  -1.22   7.42   8.76  3.30  17.35   -3.73
 Intermediate-Term
 Bond Category

GOVERNMENT SECURITIES    7.75
FUND CLASS J/ (1)/
Principal Global                7.51  11.08   0.22   7.62   9.97  3.90  19.10   -4.41
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        10.06   7.71  12.29  -0.54   8.72   9.54  3.68  17.81   -2.76
 Government/Mortgage
 Index
 Lehman Brothers         8.75   8.22  11.16   1.85   6.97   9.49  5.36  16.80   -1.61
 Mortgage Backed
 Securities Index
 Morningstar             9.07   6.84  10.76  -1.44   7.45   8.45  2.80  16.42   -4.02
 Intermediate
 Government Category

HIGH QUALITY             8.71
INTERMEDIATE-TERM BOND
FUND CLASS J /(1)/
Principal Global                8.32  10.71  -0.57   8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers        10.26   8.42  11.63  -0.82   8.69   9.65  3.63  13.47   -2.92
 Aggregate Bond Index
 Morningstar             7.88   7.36   9.45  -1.22   7.42   8.76  3.30  17.35   -3.73
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM  10.24
BOND FUND CLASS J/
(1)/
Principal Global                8.05  10.40  -7.41  10.39   4.85
Investors Long Term
Fixed Income Composite
 Lehman Brothers        11.02   8.51  11.84  -2.15   9.47   9.75  2.91  19.24   -3.50
 Government/Credit
 Bond Index
 Morningstar Long-Term   8.60   7.51   9.26  -2.78   6.51  10.53  3.54  21.33   -6.13
 Bond Category

PREFERRED SECURITIES
FUND CLASS J/ (//2//)/
Spectrum Preferred       9.72  10.55  16.11  -5.05   8.25  12.47  7.95  23.50    4.21
Securities Composite
 Lehman Brothers        10.26   8.42  11.63  -0.82   8.69   9.65  3.63  13.47   -2.92
 Aggregate Bond Index
 Morningstar             7.88   7.36   9.45  -1.22   7.42   8.76  3.30  17.35   -3.73
 Intermediate-Term
 Bond Category

/(1)/ Class J Shares
inception 03/01/01
/(//2//)/ Class J
Shares inception
12/15/03

                        --------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)

                                                             LIFE
                         YTD   1 YR    3 YR   5 YR   10 YR  OF FUND       2003
                        ---------------------------------------------     -------
LARGECAP GROWTH FUND
CLASS J/ (1)/           23.43  23.43     N/A    N/A    N/A   -8.88        23.43
Principal Global
Investors Growth
Equity Composite                      -12.51    N/A    N/A
 Russell 1000 Growth
 Index                  29.76  29.76   -9.36  -5.11   9.21                29.76
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20   7.96                28.55

LARGECAP S&P 500 INDEX
FUND CLASS J/ (//1//)/  26.89  26.89     N/A    N/A    N/A   -3.47        26.89
Principal Global
Investors S&P 500                                                     -
Index Composite                        -4.42  -0.94  10.67
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72   -4.76  -0.43   9.24                26.72

LARGECAP VALUE FUND
CLASS J/ (//1//)/       24.11  24.11     N/A    N/A    N/A    0.79        24.11
Principal Global
Investors Large Cap
Value Composite                        -0.16   2.33  10.31
 Russell 1000 Value
 Index                  30.03  30.03    1.22   3.57  11.87                30.03
 Morningstar Large
 Value Category         28.40  28.40   -0.22   2.53   9.85                28.40

MIDCAP VALUE FUND
CLASS J/ (//1//)/       26.80  26.80     N/A    N/A    N/A    6.88        26.80
Principal Global
Investors Mid Cap
Value Composite                         7.19   3.94  10.87
 Russell Midcap Value
 Index                  38.06  38.06    8.48   8.73  13.04                38.06
 Morningstar Mid-Cap
 Value Category         34.38  34.38    7.32   9.11  11.67                34.38

PARTNERS LARGECAP
BLEND FUND CLASS J/
(1)/                    22.90  22.90     N/A    N/A    N/A   -1.22        22.90
Federated Core Equity
Composite                              -1.48   5.91    N/A
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72   -4.76  -0.43   9.24                26.72

PARTNERS LARGECAP
BLEND FUND I CLASS J/
(1)/                    26.74  26.74     N/A    N/A    N/A   -5.61        26.74
Goldman Sachs Large
Cap Blend Composite                    -3.42   0.01  11.39
Wellington LargeCap
Blend Composite                        -5.71  -1.10  10.46
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72   -4.76  -0.43   9.24                26.72

PARTNERS LARGECAP
GROWTH FUND CLASS J/
(//2//)/                22.30  22.30     N/A    N/A    N/A   22.23        22.30
Putnam Voyager Fund
Composite                             -11.38  -2.24   7.95
 Russell 1000 Growth
 Index                  29.76  29.76   -9.36  -5.11   9.21                29.76
 S&P 500 Index          28.67  28.67   -4.05  -0.57  11.06                28.67
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20   7.96                28.55

/(1)/ Class J Shares
inception 03/01/01
/(//2//)/ Fund's
inception 12/30/2002

                        ---------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999   1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
LARGECAP GROWTH FUND    -28.97
CLASS J/ (1)/
Principal Global                -25.45  -10.24
Investors Growth
Equity Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71  30.49  23.12  37.19    2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.56  25.00  18.95  32.27   -2.32
 Growth Category

LARGECAP S&P 500 INDEX  -22.97
FUND CLASS J/ (//1//)/
Principal Global                -12.30   -9.44  20.62  28.18  32.89  22.51  37.07    1.05
Investors S&P 500
Index Composite
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -22.02  -13.68   -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

LARGECAP VALUE FUND     -13.72
CLASS J/ (//1//)/
Principal Global                 -8.30    3.88  -7.12  18.04  28.94  22.18
Investors Large Cap
Value Composite
 Russell 1000 Value     -15.52   -5.59    7.02   7.35  15.63  35.18  21.64  38.35   -1.99
 Index
 Morningstar Large      -18.92   -5.37    5.47   6.63  13.10  27.01  20.79  32.28   -0.81
 Value Category

MIDCAP VALUE FUND        -8.95
CLASS J/ (//1//)/
Principal Global                  3.67    6.32  -7.36   3.25  35.49  16.03  41.18    0.98
Investors Mid Cap
Value Composite
 Russell Midcap Value    -9.65    2.34   19.18  -0.11   5.09  34.37  20.26  34.93   -2.13
 Index
 Morningstar Mid-Cap    -12.91    6.40   16.82   7.78   3.92  26.04  20.50  29.27   -1.11
 Value Category

PARTNERS LARGECAP       -17.17
BLEND FUND CLASS J/
(1)/
Federated Core Equity            -5.75   -3.31  44.20  20.71  31.30  18.98
Composite
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -22.02  -13.68   -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

PARTNERS LARGECAP       -25.65
BLEND FUND I CLASS J/
(1)/
Goldman Sachs Large             -10.54   -9.05  22.28  27.00  33.36  24.62  37.48    1.27
Cap Blend Composite
Wellington LargeCap             -12.79   -6.49  20.67  33.73  31.37  24.24  33.94   -2.23
Blend Composite
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -22.02  -13.68   -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

PARTNERS LARGECAP
GROWTH FUND CLASS J/
(//2//)/
Putnam Voyager Fund     -25.84  -23.03  -17.38  55.28  23.17  25.20  12.07  39.34   -0.05
Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71  30.49  23.12  37.19    2.66
 Index
 S&P 500 Index          -22.11  -11.88   -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.56  25.00  18.95  32.27   -2.32
 Growth Category

/(1)/ Class J Shares
inception 03/01/01
/(//2//)/ Fund's
inception 12/30/2002

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)

                                                             LIFE
                         YTD   1 YR    3 YR   5 YR   10 YR  OF FUND       2003
                        ---------------------------------------------     -------
PARTNERS LARGECAP
GROWTH FUND I CLASS J/
(1)/                    22.57  22.57     N/A    N/A    N/A   -7.24        22.57
Morgan Stanley Equity
Growth Composite                       -8.54  -1.03  11.49
 Russell 1000 Growth
 Index                  29.76  29.76   -9.36  -5.11   9.21                29.76
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20   7.96                28.55

PARTNERS LARGECAP
GROWTH FUND II CLASS
J/(1)/                  24.91  24.91     N/A    N/A    N/A   -5.09        24.91
American Century Large
Cap Growth Equity
Composite                              -9.22  -2.99   7.55
 Russell 1000 Growth
 Index                  29.76  29.76   -9.36  -5.11   9.21                29.76
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20   7.96                28.55

PARTNERS LARGECAP
VALUE FUND CLASS J/
(//1//)/                26.23  26.23     N/A    N/A    N/A    4.34        26.23
Bernstein Diversified
Value Composite                         5.78    N/A    N/A
 Russell 1000 Value
 Index                  30.03  30.03    1.22   3.57  11.87                30.03
 Morningstar Large
 Value Category         28.40  28.40   -0.22   2.53   9.85                28.40

PARTNERS MIDCAP VALUE
FUND CLASS J/ (1)/      34.66  34.66     N/A    N/A    N/A    7.58        34.66
Neuberger Berman
MidCap Value Composite                  6.22  10.92  12.95
 Russell Midcap Value
 Index                  38.06  38.06    8.48   8.73  13.04                38.06
 Morningstar Mid-Cap
 Value Category         34.38  34.38    7.32   9.11  11.67                34.38

/(1)/ Class J Shares
inception 03/01/01

                        ---------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999    1998   1997   1996   1995    1994
                        -------------------------------------------------------------------
PARTNERS LARGECAP       -28.41
GROWTH FUND I CLASS J/
(1)/
Morgan Stanley Equity           -15.26  -11.00  39.42   21.11  31.40  31.23  45.03    3.18
Growth Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16   38.71  30.49  23.12  37.19    2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72   33.58  25.00  18.95  32.27   -2.32
 Growth Category

PARTNERS LARGECAP       -26.61
GROWTH FUND II CLASS
J/(1)/
American Century Large          -18.66  -14.71  34.68   36.77  29.28  14.92  20.35   -1.49
Cap Growth Equity
Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16   38.71  30.49  23.12  37.19    2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72   33.58  25.00  18.95  32.27   -2.32
 Growth Category

PARTNERS LARGECAP       -14.37
VALUE FUND CLASS J/
(//1//)/
Bernstein Diversified             4.26   13.80
Value Composite
 Russell 1000 Value     -15.52   -5.59    7.02   7.35   15.63  35.18  21.64  38.35   -1.99
 Index
 Morningstar Large      -18.92   -5.37    5.47   6.63   13.10  27.01  20.79  32.28   -0.81
 Value Category

PARTNERS MIDCAP VALUE   -10.75
FUND CLASS J/ (1)/
Neuberger Berman                 -2.20   29.70   8.04  -10.66  32.66  28.08  35.23   -1.89
MidCap Value Composite
 Russell Midcap Value    -9.65    2.34   19.18  -0.11    5.09  34.37  20.26  34.93   -2.13
 Index
 Morningstar Mid-Cap    -12.91    6.40   16.82   7.78    3.92  26.04  20.50  29.27   -1.11
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)

                                                             LIFE
                         YTD   1 YR    3 YR   5 YR   10 YR  OF FUND       2003
                        ---------------------------------------------     -------
MIDCAP BLEND FUND
CLASS J/ (1)/           30.67  30.67     N/A    N/A    N/A    6.51        30.67
Principal Global
Investors Mid Cap                                                     -
Blend Composite                         5.46   8.38  12.56
 Russell Midcap Index   40.08  40.08    3.48   7.24  12.18                40.08
 Morningstar Mid-Cap
 Blend Category         36.42  36.42    4.71   7.78  11.48                36.42

MIDCAP GROWTH FUND
CLASS J/ (1)/           31.06  31.06     N/A    N/A    N/A  -13.58        31.06
Principal Global
Investors Mid Cap
Growth Composite                      -17.08  -1.60    N/A
 Russell Midcap Growth
 Index                  42.72  42.72   -6.13   2.01   9.41                42.72
 Morningstar Mid-Cap
 Growth Category        36.09  36.09   -7.80   2.61   8.38                36.09

MIDCAP S&P 400 INDEX
FUND CLASS J/ (1)/      33.71  33.71     N/A    N/A    N/A    5.10        33.71
Principal Global
Investors S&P 400
Index Composite                         4.16    N/A    N/A
 S&P MidCap 400 Index   35.59  35.59    4.83   9.20  13.91                35.59
 Morningstar Mid-Cap
 Blend Category         36.42  36.42    4.71   7.78  11.48                36.42

PARTNERS MIDCAP GROWTH
FUND CLASS J/ (1)/      47.14  47.14     N/A    N/A    N/A   -4.88        47.14
Turner Midcap Growth
Composite                             -10.24   8.47    N/A
 Russell Midcap Growth
 Index                  42.72  42.72   -6.13   2.01   9.41                42.72
 Morningstar Mid-Cap
 Growth Category        36.09  36.09   -7.80   2.61   8.38                36.09

PARTNERS SMALLCAP
GROWTH FUND I CLASS J/
(1)/                    46.12  46.12     N/A    N/A    N/A   -4.87        46.12
Alliance Capital Small
Cap Growth Composite                   -2.53   7.16  12.92
 Russell 2000 Growth
 Index                  48.53  48.53   -2.04   0.85   5.43                48.53
 Morningstar Small
 Growth Category        45.00  45.00   -2.09   6.20   8.58                45.00

PARTNERS SMALLCAP
GROWTH FUND II CLASS
J/ (1)/                 43.35  43.35     N/A    N/A    N/A   -0.66        43.35
UBS U.S. Small
Capitalization Growth
Equity Composite                        2.13  13.99    N/A
 Russell 2000 Growth
 Index                  48.53  48.53   -2.04   0.85   5.43                48.53
 Morningstar Small
 Growth Category        45.00  45.00   -2.09   6.20   8.58                45.00

/(1)/ Class J Shares
inception 03/01/01

                        ---------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2002    2001    2000    1999    1998   1997   1996   1995    1994
                        --------------------------------------------------------------------
MIDCAP BLEND FUND        -9.30
CLASS J/ (1)/
Principal Global                 -3.49   13.49   12.37    4.72  24.95  18.66  33.39    5.46
Investors Mid Cap
Blend Composite
 Russell Midcap Index   -16.19   -5.63    8.25   18.23   10.09  29.01  19.00  34.46   -2.09
 Morningstar Mid-Cap    -17.08   -4.96    3.37   18.70    6.77  26.45  20.44  28.71   -1.61
 Blend Category

MIDCAP GROWTH FUND      -41.07
CLASS J/ (1)/
Principal Global                -27.92   -4.81   69.96    2.48  26.15  13.40
Investors Mid Cap
Growth Composite
 Russell Midcap Growth  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48  33.98   -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99  34.79   -1.03
 Growth Category

MIDCAP S&P 400 INDEX    -16.07
FUND CLASS J/ (1)/
Principal Global                 -1.25   16.41
Investors S&P 400
Index Composite
 S&P MidCap 400 Index   -14.53   -0.60   17.51   14.72   19.11  32.25  19.20  30.95   -3.58
 Morningstar Mid-Cap    -17.08   -4.96    3.37   18.70    6.77  26.45  20.44  28.71   -1.61
 Blend Category

PARTNERS MIDCAP GROWTH  -32.51
FUND CLASS J/ (1)/
Turner Midcap Growth            -28.17   -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -27.40  -20.16  -11.74   51.29   17.86  22.54  17.48  33.98   -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28   -6.90   63.90   17.51  17.05  16.99  34.79   -1.03
 Growth Category

PARTNERS SMALLCAP       -41.11
GROWTH FUND I CLASS J/
(1)/
Alliance Capital Small          -10.98   18.34   28.96   -3.69  21.79  36.48  54.00    6.98
Cap Growth Composite
 Russell 2000 Growth    -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26  31.04   -2.43
 Index
 Morningstar Small      -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99  35.44   -0.28
 Growth Category

PARTNERS SMALLCAP       -25.31
GROWTH FUND II CLASS
J/ (1)/
UBS U.S. Small                  -10.83   24.24   45.42  -10.81  22.93  18.54  23.44
Capitalization Growth
Equity Composite
 Russell 2000 Growth    -30.25   -9.23  -22.43   43.09    1.23  12.95  11.26  31.04   -2.43
 Index
 Morningstar Small      -28.42   -9.02   -5.71   61.45    4.49  18.19  19.99  35.44   -0.28
 Growth Category

/(1)/ Class J Shares
inception 03/01/01

                        --------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE FUND CLASS J/
(1)/                    36.62  36.62    N/A    N/A    N/A   12.41        36.62
Ark Asset Small Cap                                                  -
Value Composite                       15.10  16.66    N/A
 Russell 2000 Value
 Index                  46.02  46.02  13.83  12.28  12.70                46.02
 Morningstar Small
 Value Category         42.71  42.71  14.32  12.86  12.80                42.71

REAL ESTATE SECURITIES
FUND CLASS J/ (1)/      37.01  37.01    N/A    N/A    N/A   18.70        37.01
Principal Capital -
REI Real Estate
Composite                             17.78  15.76    N/A
 Morgan Stanley REIT
 Index                  36.74  36.74  16.94  14.12    N/A                36.74
 Morningstar Specialty
 - Real Estate
 Category               36.89  36.89  16.05  14.04  11.32                36.89

SMALLCAP BLEND FUND
CLASS J/ (1)/           41.48  41.48    N/A    N/A    N/A    9.63        41.48
Principal Global
Investors Small                                                      -
Company Blend
Composite                              7.68  10.97    N/A
 Russell 2000 Index     47.25  47.25   6.27   7.13   9.48                47.25
 Morningstar Small
 Blend Category         42.77  42.77   9.18  10.83  10.76                42.77

SMALLCAP GROWTH FUND
CLASS J/ (1)/           47.12  47.12    N/A    N/A    N/A   -5.12        47.12
Principal Global
Investors Small
Company Growth
Composite                             -3.54  -0.25    N/A
 Russell 2000 Growth
 Index                  48.53  48.53  -2.04   0.85   5.43                48.53
 Morningstar Small
 Growth Category        45.00  45.00  -2.09   6.20   8.58                45.00

SMALLCAP S&P 600 INDEX
FUND CLASS J/ (1)/      36.58  36.58    N/A    N/A    N/A    7.87        36.58
Principal Global
Investors Small Cap
S&P 600 Index
Composite                              7.23    N/A    N/A
 S&P SmallCap 600
 Index                  38.77  38.77   8.07   9.66  11.43                38.77
 Morningstar Small
 Blend Category         42.77  42.77   9.18  10.83  10.76                42.77

SMALLCAP VALUE FUND
CLASS J/ (1)/           42.14  42.14    N/A    N/A    N/A   15.64        42.14
Principal Global
Investors Small Cap
Value Composite                       15.55   9.50    N/A
 Russell 2000 Value
 Index                  46.02  46.02  13.83  12.28  12.70                46.02
 Morningstar Small
 Value Category         42.71  42.71  14.32  12.86  12.80                42.71

/(1)/ Class J Shares
inception 03/01/01

                        --------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002   2001    2000   1999    1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
PARTNERS SMALLCAP       -11.11
VALUE FUND CLASS J/
(1)/
Ark Asset Small Cap             21.50   33.67   6.05   -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value     -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37  25.75   -1.27
 Index
 Morningstar Small      -10.25  17.31   16.98   4.49   -6.99  30.04  25.53  25.13   -0.81
 Value Category

REAL ESTATE SECURITIES    6.87
FUND CLASS J/ (1)/
Principal Capital -              8.73   31.15  -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT      3.64  12.83   26.81  -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty    4.10   8.93   25.83  -3.35  -15.79  23.05  31.68  15.17   -0.62
 - Real Estate
 Category

SMALLCAP BLEND FUND     -17.85
CLASS J/ (1)/
Principal Global                 1.79   19.86  12.50  -11.27  15.89
Investors Small
Company Blend
Composite
 Russell 2000 Index     -20.48   2.49   -3.02  21.26   -2.55  22.36  16.50  28.45   -1.82
 Morningstar Small      -16.17   8.41   12.84  18.18   -3.64  26.12  19.66  25.51   -0.97
 Blend Category

SMALLCAP GROWTH FUND    -39.83
CLASS J/ (1)/
Principal Global                -0.41  -33.86  66.37   -2.47  34.77  14.19
Investors Small
Company Growth
Composite
 Russell 2000 Growth    -30.25  -9.23  -22.43  43.09    1.23  12.95  11.26  31.04   -2.43
 Index
 Morningstar Small      -28.42  -9.02   -5.71  61.45    4.49  18.19  19.99  35.44   -0.28
 Growth Category

SMALLCAP S&P 600 INDEX  -15.75
FUND CLASS J/ (1)/
Principal Global                 5.61   10.17
Investors Small Cap
S&P 600 Index
Composite
 S&P SmallCap 600       -14.63   6.54   11.80  12.40   -1.31  25.58  21.32  29.97   -4.77
 Index
 Morningstar Small      -16.17   8.41   12.84  18.18   -3.64  26.12  19.66  25.51   -0.97
 Blend Category

SMALLCAP VALUE FUND      -3.49
CLASS J/ (1)/
Principal Global                 8.93   12.05  -8.92   -6.03  33.65  28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     -11.42  14.02   22.83  -1.49   -6.45  31.78  21.37  25.75   -1.27
 Index
 Morningstar Small      -10.25  17.31   16.98   4.49   -6.99  30.04  25.53  25.13   -0.81
 Value Category

/(1)/ Class J Shares
inception 03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - DYNAMIC FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
INTERNATIONAL EMERGING
MARKETS FUND CLASS J/
(1)/                    54.96  54.96    N/A    N/A    N/A   11.33        54.96
Principal Global
Investors
International Emerging
Markets Equity
Composite                             12.40  10.56    N/A
 MSCI Emerging Markets
 Free Index-ID          51.59  51.59   9.88   8.17  -1.95                51.59
 Morningstar
 Diversified Emerging
 Markets Category       55.30  55.30  12.53  11.12   1.00                55.30

INTERNATIONAL FUND I
CLASS J/ (1)/           32.65  32.65    N/A    N/A    N/A   -3.19        32.65
Principal Global
Investors
International Large
Cap Composite                         -4.92  -0.31   5.37
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               38.59  38.59  -2.91  -0.05   4.47                38.59
 Morningstar Foreign
 Large Blend Category   33.32  33.32  -4.60   0.49   4.65                33.32

INTERNATIONAL FUND II
CLASS J/ (1)/           37.37  37.37    N/A    N/A    N/A   -0.84        37.37
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               38.59  38.59  -2.91  -0.05   4.47                38.59
 Morningstar Foreign
 Large Growth Category  33.15  33.15  -6.69  -0.87   2.49                33.15

/(1)/ Class J Shares
inception 03/01/01

                        --------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999    1998    1997   1996   1995    1994
                        --------------------------------------------------------------------
INTERNATIONAL EMERGING   -7.72
MARKETS FUND CLASS J/
(1)/
Principal Global                 -3.66  -28.63  63.25  -17.59   11.38  25.57   7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets   -7.97   -4.91  -31.86  63.70  -27.52  -13.41   3.92  -6.95   -8.67
 Free Index-ID
 Morningstar             -5.90   -3.73  -31.11  71.86  -27.03   -3.68  13.35  -3.45   -9.27
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND I    -17.17
CLASS J/ (1)/
Principal Global                -24.79   -7.57  25.78   10.47   12.43  24.54  14.07   -2.38
Investors
International Large
Cap Composite
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05  11.21    7.78
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -16.91  -21.83  -16.02  40.08   13.55    5.99  12.31  10.76   -0.13
 Large Blend Category

INTERNATIONAL FUND II   -16.86
CLASS J/ (1)/
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96   20.00    1.78   6.05  11.21    7.78
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -19.15  -24.36  -20.88  52.48   14.80    6.99  13.88  10.03   -2.73
 Large Growth Category

/(1)/ Class J Shares
inception 03/01/01

                        --------------------------------------------------------------------

PERFORMANCE RESULTS - LIFETIME FUNDS




                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
PRINCIPAL LIFETIME
2010 FUND CLASS J/
(1)/                    17.54  17.54    N/A    N/A    N/A   4.30         17.54
 S&P 500 Index          28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index    4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar
 Conservative
 Allocation Category    12.79  12.79   2.57   3.75   7.40                12.79

PRINCIPAL LIFETIME
2020 FUND CLASS J/
(1)/                    20.52  20.52    N/A    N/A    N/A    4.2         20.52
 S&P 500 Index          28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index    4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Moderate
 Allocation Category    20.06  20.06   0.26   2.48   8.15                20.06

PRINCIPAL LIFETIME
2030 FUND CLASS J/
(1)/                    22.14  22.14    N/A    N/A    N/A   3.07         22.14
 S&P 500 Index          28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index    4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Moderate
 Allocation Category    20.06  20.06   0.26   2.48   8.15                20.06

PRINCIPAL LIFETIME
2040 FUND CLASS J/
(1)/                    22.74  22.74    N/A    N/A    N/A   2.95         22.74
 S&P 500 Index          28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index    4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Moderate
 Allocation Category    20.06  20.06   0.26   2.48   8.15                20.06

PRINCIPAL LIFETIME
2050 FUND CLASS J/
(1)/                    24.51  24.51    N/A    N/A    N/A   1.14         24.51
 S&P 500 Index          28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index    4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Large
 Blend Category         26.72  26.72  -4.76  -0.43   9.24                26.72

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
CLASS J/ (1)/           13.97  13.97    N/A    N/A    N/A   4.40         13.97
 S&P 500 Index          28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index    4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar
 Conservative
 Allocation Category    12.79  12.79   2.57   3.75   7.40                12.79

/(1)/ Class J Shares
inception 06/15/01

                        --------------------------------------------     -------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2002    2001   2000   1999   1998   1997   1996   1995    1994
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME       -5.26
2010 FUND CLASS J/
(1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar             -3.15   -0.81   4.40   7.15  11.63  14.86  10.65  21.46   -3.83
 Conservative
 Allocation Category

PRINCIPAL LIFETIME       -7.83
2020 FUND CLASS J/
(1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48   -4.63   1.66  10.34   13.2  19.35  14.15  25.72   -2.28
 Allocation Category

PRINCIPAL LIFETIME      -10.96
2030 FUND CLASS J/
(1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48   -4.63   1.66  10.34   13.2  19.35  14.15  25.72   -2.28
 Allocation Category

PRINCIPAL LIFETIME      -13.55
2040 FUND CLASS J/
(1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48   -4.63   1.66  10.34   13.2  19.35  14.15  25.72   -2.28
 Allocation Category

PRINCIPAL LIFETIME      -16.31
2050 FUND CLASS J/
(1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar Large      -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37  31.99   -1.08
 Blend Category

PRINCIPAL LIFETIME       -2.63
STRATEGIC INCOME FUND
CLASS J/ (1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58    1.32
 Lehman Brothers         10.26    8.42  11.63  -0.82   8.69   9.65   3.63  18.47   -2.92
 Aggregate Bond Index
 Morningstar             -3.15   -0.81   4.40   7.15  11.63  14.86  10.65  21.46   -3.83
 Conservative
 Allocation Category

/(1)/ Class J Shares
inception 06/15/01

                        -----------------------------------------------------------------

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.



LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the Lehman Government Index and the Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasuries bonds and government sponsored agency securities with no maturity restrictions. The MBS Index includes all fixed-rate, securitized mortgage pools by GNMA, FNMA and the FHLMC.



LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY consists of domestic funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY consists of funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.



MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY consists of funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.



MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY consists of domestic funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated, March 1, 2004, and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information, annual and semiannual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. To request other information about the Funds, and to make shareholder inquires, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation Fund will be able to maintain a stable share price of $10.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                       SUPPLEMENT DATED DECEMBER 15, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                        MONEY MARKET J SHARE PROSPECTUS
                              DATED MARCH 1, 2004

MONEY MARKET FUND
Effective January 1, 2005, the 12b-1 fee for this fund will be reduced from 0.50% to 0.25%.

                         PRINCIPAL INVESTORS FUND, INC.

                               MONEY MARKET FUND


 This Prospectus describes a mutual fund organized by Principal Life Insurance
  Company/(R) / ("Principal Life"). The Sub-Advisor for the Fund is Principal
                      Global Investors, LLC ("Principal").



               The date of this Prospectus is March 1, 2004.

Class J shares of the Fund are available through this Prospectus. This class is currently available only through registered representatives of:
.. Princor Financial Services Corporation ("Princor")* who are also employees of
  Principal Life (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
.. Princor selling Class J shares as a result of certain plan or contract terminations; and
.. selected broker/dealers selling Class J shares in conjunction with the
  Principal Income IRA; and
.. registered representatives of Princor and of selected broker/dealers selling
  Class J shares in conjunction with payroll deduction plans.

Class J shares are offered only:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection.

For more information about Class J shares of the Fund, please call the Connection at 1-800-247-8000, extension 411.


In the description for the Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how the Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. A description of the main risks is included with the discussion of the Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

The Fund is designed to be a portion of an investor's portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included in the Fund's description. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. To obtain additional performance information for the Fund, contact us at www.principal.com or call 1-800-247-4123. Remember that a Fund's past performance in not an indication of how the Fund will perform in the future.


FEES AND EXPENSES
The annual operating expenses for the Fund are deducted from the Fund's assets (stated as a percentage of Fund assets). The Fund's operating expenses are shown with the Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in the Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about the Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, the Fund, Principal Management Corporation (the "Manager") or any Sub-Advisor.

.. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-

Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of December 31, 2003 for Class J is 0.01%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS J...............     -0.99         N/A            N/A             1.01
 * The SEC effective date for Class J was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                            CLASS J
 Management Fees...................          0.40
 12b-1 Fees........................          0.50
 Other Expenses....................          0.64
                                             ----
      TOTAL FUND OPERATING EXPENSES          1.54


*    The Manager has  voluntarily  agreed to limit the Fund's  expenses  and, if necessary,  pay  expenses  normally  payable by the Fund through the period ending  February 28, 2005. The expense limit will maintain a total level of
     operating   expenses   (expressed  as  a  percent  of  average  net  assets
     attributable to Class J shares on an annualized basis) not to exceed 1.35%.
     In addition,  the Manager has voluntarily agreed to limit the expenses paid by the Class J shares of the Fund and pay expenses  normally payable by the
     Class J shares  through  the  period  ending  July 31,  2004 to the  extent necessary  to assure that the net asset value of the Fund's  Class J shares does not fall to less than one dollar.


 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS J              $260     $486      $839      $1,834          $157    $486     $839      $1,834

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUND
The Class J shares of the Fund are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold.

The CDSC is not imposed on shares:
.. that were purchased pursuant to the Small Amount Force Out program (SAFO);
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code;
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC); or
.. that were purchased through the Principal Income IRA.

There is no sales charge on shares purchased with reinvested dividends or other distributions.The Fund does not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Fund.

The Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. Under the plan, the Class J shares of the Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Fund also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.


The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Currently, the state registration fees have a dramatic impact on the Class J share expense ratios due to the low level of Fund assets. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for the Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company' products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
The Fund may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest. The Fund may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

CURRENCY CONTRACTS
The Fund may enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. The Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS
The Fund may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. The Fund may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
The Fund may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

INITIAL PUBLIC OFFERINGS ("IPOS")

The Fund may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's assets base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Fund may not invest in oil leases or futures. The Fund may also purchase and sell exchange-traded and over-the-counter derivative instruments to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the markets.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment; and .. the counterparty may fail to perform its obligations.

RISKS OF HIGH YIELD SECURITIES

The Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES
The Fund may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although the Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If the Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, the Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for the Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which the Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of the Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

The Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Fund may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Fund may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Fund may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2003, the mutual funds it manages had assets of approximately $7.8 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed a contract with a Sub-Advisor under which the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for the Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2003, Principal, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Day-to-day portfolio management of the Fund is performed by:


MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by the Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2003 was 0.40%.


PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (generally 3:00 P.M. Central Time) but the Fund reserves the right to determine a shares price more than once each day. When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received. The Fund's shares are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
.. the name you want to appear on the account;

..

.. the amount of the investment;
.. your Social Security number; and
.. other required information.

The Fund requires a minimum initial investment of $1,000. Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50.


NOTES:

.. The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.
.. The minimum investment applies on a Fund level, not on the total investment being made.

..

..

To eliminate the need for safekeeping, the Fund will not issue certificates for shares. The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


INVEST BY MAIL
.. Send a check and completed application to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines Iowa 50306-9780

.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:


.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Call Principal Investors Fund for an account number and wiring instructions.

.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo Bank Iowa, N.A.
   Des Moines, Iowa 50309
   ABA No.: 073000228

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968

   For credit: Principal ________ Fund, Class J
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN

Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Call Principal Investors Fund for an account number, Automated Clearing House
  (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo Bank Iowa, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

..


ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.

.. Minimum monthly purchase is $50 per Fund.
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines Iowa 50306-0423

SET UP A DIVIDEND RELAY

.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or

  . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).

.. You may discontinue your Dividend Relay election with a written notice to Principal Investors
  Fund. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). The Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when both the NYSE and the Federal Reserve are open for normal business.


Your request for a distribution from your 403(b) account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Investors Fund at P.O. Box 10423, Des Moines, Iowa 50306-0423.

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

.. Dividend Relay is not available for dividends and capital gains paid by the Capital Preservation Fund.

SELL SHARES BY MAIL

.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:
   Principal Investors Fund
   P. O. Box 10423

   Des Moines Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs , certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

  * The Fund and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.


PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:

.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions; or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales may be subject to a CDSC. Up to 10% of the value of your Class J share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds may be exchanged without a sales charge for the same class of any other Principal Investors Fund*.
.. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.
.. An exchange fee is imposed on exchanges of $30,000 or more if the exchanged shares were purchased within 30 days of the date of the exchange.

..

  * Only the MidCap Value, Preferred Securities and SmallCap Value Funds are available through Principal Passage.


You may exchange shares by:

.. calling us, if you have telephone privileges on the account.
.. sending a written request to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

Automatic exchange election
---------------------------

This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Fund available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


DIVIDENDS AND DISTRIBUTIONS


The Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. Under normal circumstances, the Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefor the Fund does not expect any capital gains or losses.

Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


STATEMENTS
You will receive quarterly statements for the Fund you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, Principal Residential Mortgage, Inc. or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction servicesand/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Fund does not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Fund reserves the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Fund exercises this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Fund reserves the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Fund reserves the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/ trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.


HOUSEHOLDING

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty
(30) days after the Fund receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Fund, audited by the Fund's independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from audited financial statements.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2003      2002    2001/(D)/
                           ----      ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $1.000    $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.001     0.007    0.021
                          -----     -----    -----
 Total From Investment
            Operations    0.001     0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.001)   (0.007)  (0.021)
                         ------    ------   ------
   Total Dividends and
         Distributions   (0.001)   (0.007)  (0.021)
                         ------    ------   ------
Net Asset Value, End
 of Period............   $1.000    $1.000   $1.000
                         ======    ======   ======
Total Return /(b)/ ...     0.06%     0.68%    2.12%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $95,332   $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..     1.21%     1.35%    1.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.54%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.04%     0.59%    2.48%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.



ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2004 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information, annual and semiannual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. To request other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in the Fund. There can be no assurance that the Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                       SUPPLEMENT DATED DECEMBER 15, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                        INSTITUTIONAL SHARES PROSPECTUS
                              DATED MARCH 1, 2004

PARTNERS MIDCAP GROWTH FUND I AND PARTNERS SMALLCAP BLEND FUND
Effective December 31, 2004, the Funds' sub-advisor will be changed from The Dreyfus Corporation ("Dreyfus") to Mellon Equity Associates, LLP ("Mellon Equity"). Both Dreyfus and Mellon Equity are wholly-owned subsidiaries of Mellon Financial Corporation. This change will have no impact on either the investment philosophy currently used in the portfolio or the investment team responsible for day-to-day portfolio management.




                       SUPPLEMENT DATED OCTOBER 29, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                         INSTITUTIONAL CLASS PROSPECTUS
                              DATED MARCH 1, 2004

Due to a clerical error the following should replace the second paragraph under Main Strategies of the Partners SmallCap Value Fund.

     The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


                       SUPPLEMENT DATED OCTOBER 19, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                         INSTITUTIONAL CLASS PROSPECTUS
                              DATED MARCH 1, 2004

Effective October 15, 2004, the Day-to-day Fund Management for the LargeCap Growth Fund, listed on page 116, will be changed to reflect Paul A. Dow as portfolio manager for the Fund, replacing Mary Sunderland.


PAUL A. DOW, CFA . Mr. Dow is managing director of US equities for Principal Global Investors. He joined the firm in January 2002, with over 28 years of prior experience in institutional asset management, including over 17 years direct experience in the management of institutional equity portfolios. Most recently Mr. Dow spent over a decade with First American Asset Management, and its predecessor Piper Capital Management, where he held various positions including, head of equities, chief investment officer, president and chief executive. He received a Bachelor's degree from Southwest Missouri State University. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

                        SUPPLEMENT DATED AUGUST 9, 2004
                     TO THE PRINCIPAL INVESTORS FUND, INC.
                         INSTITUTIONAL CLASS PROSPECTUS
                              DATED MARCH 1, 2004

PARTNERS LARGECAP GROWTH FUND I

Effective August 19, 2004, T. Rowe Price Associates, Inc. will become the sub-advisor for the Partners LargeCap Growth Fund I replacing Morgan Stanley Investment Management Inc.


Following is the Main Strategies section of the Fund description which should replace the current section.


MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations larger than the median market cap of companies in the Russell 1000 Growth Index (as of June 30, 2004 this range was between approximately $1.36 billion and $341.9 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Fund's Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rose Price believes that wen a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Fund's Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The following should be added to the information regarding T. Rowe Price Associates, Inc. as sub-advisor on page 112 of the prospectus.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.


All references to Morgan Stanley Investment Management Inc. should be deleted throughout the prospectus.


PARTNERS SMALLCAP GROWTH FUND II

Effective September 1, 2004


Following is the Fund description which should replace the current description on page 66. It has been revised to add Emerald Advisors, Inc. ("Emerald") as a sub-advisor to the Fund.
FV 199 S-15

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.


MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase (as of June 30, 2004, this range was between approximately $70 million and $1.95 billion)). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries .




INITIAL PUBLIC OFFERINGS ("IPOS") The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.
FV 199 S-15

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Following is information which should be added to the MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE section of the prospectus on page 112:


SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth     Kenneth G. Mertz
                                        Stacey L. Sears




KENNETH G. MERTZ II, C.F.A. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and interactive television companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.


PARTNERS SMALLCAP VALUE FUND


Effective September 1, 2004


Following is the Fund description which should replace the current description on page 68. It has been revised to add Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") as a sub-advisor to the Fund.


PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

The Manager has selected Ark Asset and LA Capital as sub-advisors to the Fund.


MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Value Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.
FV 199 S-15

The Sub-Advisor, LA Capital, employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.


MAIN RISKS
The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is effected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same rage of opportunities as more developed countries companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Following is information which should be added to the MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE section of the prospectus on page 115:


SUB-ADVISOR: Los Angeles Capital Management and Equity Research, Inc. ("LA
         Capital") is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2003, LA Capital had assets under management of approximately $2.7 billion.

Day-to-day portfolio management of the Partners SmallCap Value Fund is performed by an investment management team at Los Angeles Capital Management and Equity Research, Inc. Current members of the team include: Thomas D. Stevens, CFA, Chairman, Hal W. Reynolds, CFA, Chief Investment Office, David R. Borger, CFA, Director of Research, Stuart K. Matsuda, Director of Trading, and Christine M. Kugler, Director of Implementation.
FV 199 S-15

                SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC.
                     INSTITUTIONAL CLASS SHARES PROSPECTUS
                              DATED MARCH 1, 2004

DATED: JULY 30, 2004

On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.:

  . took the necessary action to cause the Capital Preservation Fund (the
    "Fund") to become a money market fund;
  . reduced the Fund's investment management fee to the same level as the investment management fee for the Money Market Fund;
  . reduced the target net asset value of the Fund from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders in the assets belonging to the Fund, by declaring with respect to all classes of shares of the Fund a distribution of nine shares of stock of the same class for each outstanding share; and
  . removed the redemption fee formerly applicable with respect to the Fund.

The Board took the action because of its concern about the ability of the Fund to maintain a stable net asset value in the absence of its conversion to a money market fund. The Board's action was effective as of the close of the New York Stock Exchange on July 29, 2004.


As is more particularly set forth below, the disclosure in the prospectus relating to the Money Market Fund is now generally applicable to the Fund as well. For example, the last sentence under the caption "Investment Results" at
p. 6 of the prospectus relating to the Money Market Fund is replaced by the following: "Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yields for the Capital Preservation Fund and the Money Market Fund." In deciding whether to invest or continue with an investment in the Fund, investors, among other things, should consider the total return figures for the Fund and the Money Market Fund at pp. 9 and 13, respectively, of the prospectus. The total return figures for the Fund reflect its operations prior to conversion to a money market fund.


The description of the Fund at pp. 7-8 of the prospectus is replaced by the description that follows under the caption "CAPITAL PRESERVATION FUND."


Other changes to the prospectus relating to the Fund, and conforming changes relating to the Money Market Fund (including a new portfolio manager), are set forth below beginning with the caption "Fees and Expenses as a % of average daily net assets."


CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
    . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS
The Fund Operating Expenses table and the related Examples at p. 9 of the prospectus are replaced by the following:

FUND OPERATING EXPENSES*

                                        INSTITUTIONAL
                                            CLASS
 Management Fees....................       0.40 %
                                           ----
         TOTAL FUND OPERATING EXPENSES     0.40%


The table reflects a reduction from 0.52% to 0.40% in the management fees payable by the Fund and the termination of wrapper premium expenses in connection with its becoming a money market fund.

EXAMPLES
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                         NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------
                                              1         3         5        10
 INSTITUTIONAL CLASS                      $41      $128      $224      $505



THE COSTS OF INVESTING
The last section under the caption "The Cost of Investing - Ongoing Fees" at p. 102 of the prospectus, commencing "Capital Preservation Fund only," is deleted.

PORTFOLIO TURNOVER
The second sentence of the second paragraph under the caption "Portfolio Turnover" at p. 108 of the prospectus is replaced by the following: "No turnover rate can be calculated for the Capital Preservation Fund or the Money Market Fund because of the short maturities of the securities in which each invests."

SUB-ADVISOR - DAY-TO-DAY FUND MANAGEMENT (CAPITAL PRESERVATION FUND AND MONEY MARKET FUND)
The person named with respect to the Fund, and the persons named with respect to the Money Market Fund, under the column "Day-to-day Fund Management" at p. 116 of the prospectus are replaced by the following persons: Michael R. Johson, Alice Robertson and Tracy Reeg.

The following paragraph is inserted at p. 118 of the prospectus after the paragraph about Larry Post:

    TRACY REEG. Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a bachelor's degree in finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

PRICING OF FUND SHARES
The last bullet point and the last paragraph under the caption "Pricing of Fund Shares" at p. 124 of the prospectus are deleted.

REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY)
The section captioned "Redemption Fees (Capital Preservation Fund only)" at pp. 125-126 of the prospectus is deleted.

DIVIDENDS AND DISTRIBUTIONS
The fifth paragraph under the caption "Dividends and Distributions" at p. 126 of the prospectus is replaced by the following:
    Under normal circumstances, the Capital Preservation Fund and Money Market Fund each intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Capital Preservation Fund and Money Market Fund each does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Under the same caption, at p. 127 of the prospectus, the introductory clause "For the Capital Preservation Fund only" and the three paragraphs thereafter are deleted.


ADDITIONAL INFORMATION
The last sentence of the second paragraph under the caption Additional Information" at p. 184 of the prospectus is replaced by the following: "There can be no assurance that the Money Market Fund or the Capital Preservation Fund will be able to maintain a stable share price of $1.00 per share."

                    THIS SUPPLEMENT IS DATED JULY 30, 2004.

               SUPPLEMENT TO THE PRINCIPAL INVESTORS FUND, INC. -
                        INSTITUTIONAL SHARES PROSPECTUS
                              DATED MARCH 1, 2004



This supplement supercedes and replaces in its entirety the supplement dated March 18, 2004 and April 8, 2004.


DATED JUNE 14, 2004

INTERNATIONAL FUND I

Phyllis Vance is no longer a portfolio manager for this Fund. Juliet Cohn has been named as a portfolio manager.


JULIET COHN is a portfolio manager at Principal Global Investors LLC. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.


PARTNERS MIDCAP VALUE FUND I

Donald Gervais has been added as a portfolio manager to this Fund.

DONALD GERVAIS, CFA . Mr. Gervais joined Goldman Sachs and its Value Team April 2003. He is Vice President and Value Product Manager. His primary responsibility is communicating the Value investment philosophy, strategy and results to internal and external clients. Prior to Goldman Sachs, Mr. Gervais was U.S. equity Client Portfolio Manager at J.P. Morgan Fleming. Prior to J.P. Morgan, he was an analyst with Capital Guardian Trust Company and General Electric Investments. Mr. Gervais received a B.A. in Government from Franklin & Marshall College. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS SMALLCAP BLEND FUND

The prospectus shows an incorrect index against which Fund performance is compared is the Russell 2000 Index. The correct index is the Standard & Poor's SmallCap 600 Index.


PARTNERS SMALLCAP GROWTH FUND I

The Fund invests in securities of issuers in the smallcap growth asset class. The Fund's current sub-advisor, UBS Global Assets Management (Americas) Inc. ("UBS"), is approaching the "upper limit" on the volume of assets in this class that can be effectively managed by its investment team. The Board of Directors has determined that supplementing UBS with a second sub-advisor will enable the Fund to continue to accept new clients as well as to accept additional investments from existing clients. Initially it is anticipated that all new cash flows from existing and new clients will be directed to the second sub-advisor. This direction of cash flows could change, provided UBS at some time in the future experiences an increase in its investment capacity. Shareholders will receive a proportional share of the blended investment performance of both sub-advisors. Adding a sub-advisor will not cause an increase in the Fund's management fee.


The Board has approved adding Emerald Advisers, Inc. ("Emerald") as the overflow sub-advisor to be effective on or about September 1, 2004. Emerald is a subsidiary of Emerald Asset Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.


For the portion of the portfolio managed by Emerald, utilizing fundamental analysis, Emerald will seek to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

PARTNERS SMALLCAP VALUE FUND

The Fund invests in securities of issuers in the smallcap growth asset class. The Fund's current sub-advisor, Ark Asset Management Co. Inc. ("Ark Asset"), is approaching the "upper limit" on the volume of assets in this class that can be effectively managed by its investment team. The Board of Directors has determined that supplementing Ark Asset with a second sub-advisor will enable the Fund to continue to accept new clients as well as to accept additional investments from existing clients. Initially it is anticipated that all new cash flows from existing and new clients will be directed to the second sub-advisor. This direction of cash flows could change, provided Ark Asset at some time in the future experiences an increase in its investment capacity. Shareholders will receive a proportional share of the blended investment performance of both sub-advisors. Adding a sub-advisor will not cause an increase in the Fund's management fee.


The Board has approved adding Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") as the overflow sub-advisor to be effective on or about September 1, 2004. LA Capital is an independent, employee-owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, California 90025. As of December 31, 2003, LA Capital had assets under management of approximately $2.7 billion.


LA Capital will employ a quantitative approach in selecting securities it believes are favored in the current market environment. The firm's proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security's exposure, and the Model's expected return for each factor.


The portion of the Fund's assets managed by LA Capital will be diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm's Portfolio Review Committee will formally review the portfolio for compliance with investment objectives and guidelines.


PRINCIPAL LIFETIME FUNDS

The Manager and the Sub-Advisor, Principal Global Investors, LLC have adjusted the proportion of Fund assets which are allocation to equity securities and to fixed-income securities. Under normal market conditions, the Sub-Advisor will invest in underlying funds to target the following percentages of net assets of the Fund:

                                                   EQUITY     FIXED-INCOME
                                                 SECURITIES    SECURITIES
                                                 ----------   ------------
           Principal LifeTime 2020                   60            40
           Principal LifeTime 2030                   70            30
           Principal LifeTime 2040                   80            20
           Principal LifeTime 2050                   90            10
           Principal LifeTime Strategic Income       15            85


DATED APRIL 8, 2004

PARTNERS SMALLCAP BLEND FUND

Due to a clerical error, the first paragraph under Main Strategies on page 62 will be replaced with the following:

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Standard and Poor's SmallCap 600 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In addition, the following table will replace the current table on page 63 of the prospectus.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS...       44.41              N/A              N/A           44.41
 S&P SmallCap 600 Index       38.77             9.66            11.43
 Morningstar Small
 Blend Category........       42.77            10.83            10.76
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 30, 2002.

DATED MARCH 18, 2004

PRINCIPAL LIFETIME 2010 FUND
PRINCIPAL LIFETIME 2020 FUND
PRINCIPAL LIFETIME 2030 FUND
PRINCIPAL LIFETIME 2040 FUND
PRINCIPAL LIFETIME 2050 FUND
PRINCIPAL STRATEGIC INCOME FUND

Effective March 18, 2004, the first sentence of the second paragraph of the Main Strategies section of the Fund description for each of the funds listed above is deleted. The prospectus, dated March 1, 2004, includes the allocation of each Principal LifeTime Fund into the underlying funds as of December 31, 2003.


FV 199 S-11

                         PRINCIPAL INVESTORS FUND, INC.


                            INSTITUTIONAL CLASS



 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



               The date of this Prospectus is March 1, 2004.

                               TABLE OF CONTENTS




Fund Descriptions.....................................................

 Stable Funds
  Capital Preservation Fund...........................................

  High Quality Short-Term Bond Fund...................................

  Money Market Fund...................................................


 Conservative Funds
  Bond & Mortgage Securities Fund.....................................

  Government Securities Fund..........................................

  High Quality Intermediate-Term Bond Fund............................

  High Quality Long-Term Bond Fund....................................


  Preferred Securities Fund...........................................


 Moderate Funds

  LargeCap Blend Fund I ..............................................


  LargeCap Growth Fund................................................

  LargeCap S&P 500 Index Fund.........................................

  LargeCap Value Fund.................................................

  MidCap Value Fund...................................................

  Partners LargeCap Blend Fund........................................


  Partners LargeCap Blend Fund I......................................

  Partners LargeCap Growth............................................


  Partners LargeCap Growth Fund I.....................................

  Partners LargeCap Growth Fund II....................................

  Partners LargeCap Value Fund........................................

  Partners MidCap Value Fund..........................................


  Partners MidCap Value Fund I........................................


 Aggressive Funds
  MidCap Blend Fund...................................................

  MidCap Growth Fund..................................................

  MidCap S&P 400 Index Fund...........................................


  Partners MidCap Growth Fund.........................................

  Partners MidCap Growth Fund I.......................................

  Partners SmallCap Blend Fund........................................


  Partners SmallCap Growth Fund I.....................................

  Partners SmallCap Growth Fund II....................................

  Partners SmallCap Value Fund........................................


  Partners SmallCap Value Fund I......................................

  Real Estate Securities Fund (previously Real Estate Fund) ..........


  SmallCap Blend Fund.................................................

  SmallCap Growth Fund................................................

  SmallCap S&P 600 Index Fund.........................................

  SmallCap Value Fund.................................................


 Dynamic Funds
  International Emerging Markets Fund.................................


  International Fund I................................................

  International Fund II...............................................

  Partners International Fund.........................................


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund........................................

  Principal LifeTime 2020 Fund........................................

  Principal LifeTime 2030 Fund........................................

  Principal LifeTime 2040 Fund........................................

  Principal LifeTime 2050 Fund........................................

  Principal LifeTime Strategic Income Fund............................


General Information

 The Costs of Investing...............................................

 Certain Investment Strategies and Related Risks......................

 Management, Organization and Capital Structure.......................

 Pricing of Fund Shares...............................................

 Purchase of Fund Shares..............................................

 Redemption of Fund Shares............................................

 Exchange of Fund Shares..............................................

 Dividends and Distributions..........................................

 Fund Account Information.............................................

 Financial Highlights.................................................

Appendix A............................................................

Additional Information................................................

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:


STABLE
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

CONSERVATIVE
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

MODERATE
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

AGGRESSIVE
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

DYNAMIC
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

PRINCIPAL LIFETIME
The Principal LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each Principal LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The Principal LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other Principal LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
   For example: The Principal LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The Principal LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:

.. Alliance Capital Management L.P. ("Alliance")

.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Ark Asset Management Co., Inc. ("Ark Asset")
.. The Dreyfus Corporation ("Dreyfus")
.. Federated Investment Management Company ("Federated")

.. Fidelity Management & Research Company ("FMR")

.. Goldman Sachs Asset Management LP ("GSAM")
.. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

.. J.P. Morgan Investment Management Inc. ("Morgan")

.. Morgan Stanley Investment Management Inc. doing business as Morgan Stanley
  Asset Management ("MSAM")

.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*

.. Principal Real Estate Investors, LLC ("Principal - REI")*

.. Putnam Investment Management, LLC ("Putnam")
.. Spectrum Asset Management, Inc. ("Spectrum")*

.. T. Rowe Price Associates, Inc. ("T. Rowe Price")


.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")


  * Principal Management Corporation, Principal, Principal - REI, Spectrum, Princor Financial Services Corporation ("Princor") and Principal Life are members of the Principal Financial Group/(R)/.

INSTITUTIONAL CLASS SHARES

Only eligible purchasers may buy Institutional Class shares of the Funds. Eligible purchasers are limited to:
  . separate accounts of Principal Life;
  . Principal Life or any of its subsidiaries or affiliates;
  . funds distributed by Princor if the Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds; and . the State of Iowa Section 529 College Savings Plan Trust.
In addition, Institutional Class shares may be offered by employees of Principal Global Investors, LLC who are also registered representatives of Princor. The Board of Directors reserves the right to broaden or limit this designation of eligible purchasers.

In the description for each Fund, there is important information about the
Fund's:



MAIN STRATEGIES AND RISKS

These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS

A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and

.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.


MAIN STRATEGIES

The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:

.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds. However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS

All fixed-income securities have certain risks:

.. credit risk - the possibility that the issuer does not make timely payments of principal or interest;

.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and

.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.

The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:

.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;

.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.

Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.



INVESTOR PROFILE

The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.



The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
2002    4.15
2003    3.11


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHESTQ4 '011.14%
                              LOWEST  Q4 '03  0.67%


Year-to-date return as of December 31, 2003 for the Institutional Class is 3.11%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                             PAST 5    PAST 10
                            PAST 1 YEAR      YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS..       3.11           N/A       N/A        3.83
 Lehman Brothers Mutual
 Fund U.S. Govt. 1-3
 Year Index...........       2.02           5.51      5.66
 Morningstar Short-Term
 Bond Category........       2.39           5.07      5.28
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees..................               0.52%
 Wrapper Agreement Premiums.......               0.12
                                                 ----
         TOTAL FUND OPERATING EXPENSES           0.64%
 Wrapper Expense Reimbursement*...               0.04
                                                 ----
                          NET EXPENSES           0.60%

 *The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses will not exceed 0.60%. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $61   $192  $335  $750

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.


MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.



MAIN RISKS

The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO
2002     7.67
2003     2.87

                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ3 '01 3.86%
                              LOWEST Q4 '01-0.92%


Year-to-date return as of December 31, 2003 for the Institutional Class is 2.87%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                            PAST 5    PAST 10
                            PAST 1 YEAR     YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...        2.87          N/A       N/A        5.38
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................        3.35          6.26      6.24
 Morningstar Short-Term
 Bond Category.........        2.39          5.07      5.28
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.


MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or

.. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    1.49
 2003    0.80

                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


Year-to-date return as of December 31, 2003 for the Institutional Class is 0.80%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                           PAST 5    PAST 10
                             PAST 1 YEAR   YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS.......  0.80         N/A       N/A        1.89
 * The SEC effective date for the Institutional Class was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS


 FUND OPERATING EXPENSES*

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%



* The Manager has voluntarily agreed to limit the expenses paid by the Fund through the period ending July 31, 2004. It will pay expenses normally payable by the Fund to the extent necessary to assure that the net asset value of the Fund's shares does not fall to less than one dollar.



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.


MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or

.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade) but not lower than CCC- (S&P) or Caa (Moody's). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2003, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):


61.64% in securities       15.69% in securities       0.03% in securities rated
        rated Aaa                  rated Baa                  B
4.67% in securities rated  5.22% in securities rated  0.03% in securities rated
        Aa                         Ba                         Ca
12.72% in securities
        rated A




The above percentages for Ba, B and D rated securities include 2.89%, 2.52% and 0.08% respectively of unrated securities which have been determined by the Manager to be of comparable quality.


MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see High Yield Securities in the section of the prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002     9.27
 2003     4.04

                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ3 '014.20%
                              LOWEST Q4 '01-0.46%


Year-to-date return as of December 31, 2003 for the Institutional Class is 4.04%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                              PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...  4.04                    N/A       N/A        6.25
 Lehman Brothers
 Aggregate Bond Index .  4.11                    6.62      6.95
 Morningstar
 Intermediate-Term Bond
 Category .............  4.92                    5.67      6.08
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.55%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.55%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $56   $176  $307  $689

GOVERNMENT SECURITIES FUND

The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.



The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002     8.77
 2003     1.70

                             The Fund's highest/lowest quarterly returns during this time period were:
                              HIGHESTQ3 '01 4.18%
                              LOWEST  Q3 '03  -0.67%


Year-to-date return as of December 31, 2003 for the Institutional Class is 1.70%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                 PAST 5    PAST 10
                                                             PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS....................                         1.70           N/A       N/A        5.44
 Lehman Brothers Government/Mortgage
 Index/(1)/ ........................                             2.73           6.34      6.76
 Lehman Brothers Mortgage Backed
 Securities Index.......................                         3.05           6.55      6.89
 Morningstar Intermediate Government
 Category ..............................                         2.15           5.51      5.81
  Index performance does not reflect deductions for fees, expenses or taxes.

 * The SEC effective date for the Institutional Class was March 1, 2001.
 ///(1)/ This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............  0.40%
                                ----
          TOTAL FUND OPERATING
                      EXPENSES  0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.


MAIN STRATEGIES

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002     9.91
 2003     3.75

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q3 '02  4.68%
                              LOWEST  Q4 '01 -0.22%


Year-to-date return as of December 31, 2003 for the Institutional Class is 3.75%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                PAST 5    PAST 10
                              PAST 1 YEAR       YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          3.75            N/A       N/A        6.59
 Lehman Brothers
 Aggregate Bond Index .          4.11            6.62      6.95
 Morningstar
 Intermediate-Term Bond
 Category .............          4.92            5.67      6.08
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                   $41   $128  $224  $505

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.


MAIN STRATEGIES

The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

The average portfolio duration of the Fund normally is greater than six years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    11.18
 2003     4.26
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q3 '02  6.10%
                              LOWEST  Q3 '03  -1.02%


Year-to-date return as of December 31, 2003 for the Institutional Class is 4.26%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                           PAST 5    PAST 10
                                                       PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS.....................                 4.26              N/A       N/A        7.08
 Lehman Brothers Long Term Gov't./Credit
 Bond Index..............................                 14.81             8.10      9.03
 Lehman Brothers Government/Credit Bond
 Index/(1)/.......................                        4.68              6.65      6.98

 Morningstar Long-Term Bond Category                      7.98              6.33      6.48

  Index performance does not reflect deductions for fees, expenses or taxes.

 * The SEC effective date for the Institutional Class was March 1, 2001.
 ///(1)/ This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.40%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                  $41   $128  $224  $505

PREFERRED SECURITIES
The Fund seeks to provide current income.


MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries.

The rest of the Fund's assets may be invested in:

.. common stocks;
.. debt securities; and

.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.



MAIN RISKS

Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.

It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. The level of interest rates, changing regulatory environments, and intensifying competition can influence an industry's profitability. Other factors that can impact credit performance are the general economy and financial market liquidity.


The Fund may be subject to interest rate risk; that is, the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Spectrum believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if Spectrum's judgment proves incorrect.


The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.


While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the securities owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short-term, security prices can fluctuate dramatically in response to these factors. As a result, the value of an investment in the Fund will go up and down. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Most of the preferred securities in the Fund are expected to be fully taxable and will not qualify for the Dividends Received Deduction ("DRD"). However, with regard to any portion of the portfolio that may be invested in securities that do pay qualified dividends, the Fund is subject to the risk that a change in federal tax law could reduce or eliminate the tax advantaged nature of the dividends. Such a change to the tax law would reduce the market value of preferred securities that pay qualified dividends.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2003    10.72



                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  5.55%
                              LOWEST  Q3 '03  -0.45%


Year-to-date return as of December 31, 2003 for the Institutional Class is 10.72%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                              PAST 5    PAST 10
                              PAST 1 YEAR     YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          10.72         N/A       N/A        9.42
 Lehman Brothers
 Aggregate Bond Index .          4.11          6.62      6.95
 Morningstar
 Intermediate-Term Bond
 Category .............          4.92          5.67      6.08
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was May 1, 2002.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.75%
                                ----
            TOTAL EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                           1     3     5    10
 INSTITUTIONAL CLASS                                                                       $77   $240  $417  $930

LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 95% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2003   28.32


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.99%
                              LOWEST  Q1 '03  -3.30%


Year-to-date return as of December 31, 2003 for the Institutional Class is 28.32%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            28.32           N/A       N/A        28.23

 S&P 500 Index ........            28.67           -0.57     11.06
 Morningstar Large
 Blend Category........            26.72           -0.43     9.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      0.60%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      0.60%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $61   $192  $335  $750

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Principal places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

2002    -28.30
2003     24.89


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01   13.59%
                              LOWEST Q3  '01  -18.58%


Year-to-date return as of December 31, 2003 for the Institutional Class is 24.89%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS..             24.89           N/A       N/A        -8.00
 Russell 1000 Growth
 Index ................            29.76           -5.11     9.21
 Morningstar Large
 Growth Category......             28.55           -3.20     7.96
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees.............       0.55%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.55%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $56   $176  $307  $689

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    -22.27
 2003     28.06

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   15.22%
                              LOWEST  Q3 '02  -17.29%


Year-to-date return as of December 31, 2003 for the Institutional Class is 28.06%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                               PAST 5    PAST 10
                               PAST 1 YEAR     YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           28.06          N/A       N/A        -2.56

 S&P 500 Index ........           28.67          -0.57     11.06
 Morningstar Large
 Blend Category........           26.72          -0.43     9.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of January 31, 2004 this range was between approximately $594 million and $272.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002     -12.92
 2003      25.48

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   15.31%
                              LOWEST  Q3 '02  -15.10%


Year-to-date return as of December 31, 2003 for the Institutional Class is 25.48%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          25.48             N/A       N/A        1.77
 Russell 1000 Value
 Index ................          30.03             3.57      11.87
 Morningstar Large
 Value Category........          28.40             2.53      9.85
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.45%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.45%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO
 2002    -8.01
 2003    28.21


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   14.96%
                              LOWEST  Q3 '02  -12.69%


Year-to-date return as of December 31, 2003 for the Institutional Class is 28.21%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           28.21               N/A       N/A        7.93
 Russell Midcap Value
 Index ................           38.06               8.73      13.04
 Morningstar Mid-Cap
 Value Category........           34.38               9.11      11.67
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.65%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund's Sub-Advisor uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund. They oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Sub-Advisor limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks (up to 25% of assets) may also be purchased in keeping with Fund objectives. Futures and options may be employed from time to time to manage flows of cash into and out of the Fund. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies. Investments in futures and options, if any, are subject to additional volatility and potential losses.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


The Fund's potential investments in growth stocks could result in greater volatility because such stocks can have sharp price declines if their earnings disappoint investors. The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Small and medium-sized companies held by the Fund should generally be more volatile than larger companies. There is no guarantee that the Fund's investment approach will succeed.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

T. Rowe Price will become the Sub-Advisor to the Fund effective March 9, 2004.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001     -7.13
 2002    -16.28
 2003     23.93
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   14.21%
                              LOWEST  Q3 '02  -15.44%


The year-to-date return as of December 31, 2003 for the Institutional Class is 23.93%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...             23.93          N/A       N/A        -0.59

 S&P 500 Index ........             28.67          -0.57     11.06
 Morningstar Large
 Blend Category........             26.72          -0.43     9.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.


MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.



Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth due to high earnings growth potential, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equitysecurities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulations with less stringent accounting and disclosure standards than those to which U.S. securities are subject.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Goldman Sachs and Wellington Management became Sub-Advisors to the Fund on December 16, 2002.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    -24.89
 2003     27.98

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   14.26%
                              LOWEST  Q3 '02  -17.56%


Year-to-date return as of December 31, 2003 for the Institutional Class is 27.98%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            27.98           N/A       N/A        -4.72

 S&P 500 Index ........            28.67           -0.57     11.06
 Morningstar Large
 Blend Category........            26.72           -0.43     9.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.45%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.45%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $46   $144  $252  $567

PARTNERS LARGECAP GROWTH FUND
The Fund seeks to achieve long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stock of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that the Sub-Advisor believes are fast-growing and whose earning are believed to likely increase over time. Growth in earnings may lead to an increase in the price of the stock. The Sub-Advisor invests mainly in large companies, although investments can be made in companies of any size

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations. The Fund typically makes equity investments in companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (ADRs), at the time of purchase.


When deciding whether to buy or sell stocks for the Fund, the Sub-Advisor considers, among other factors, a company's valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.



MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

Any investment carries with it some level of risk that generally reflects its potential for reward. The main risks that could adversely affect the Fund's value and total return on investment are as follows:
.. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance including both general financial market conditions and factors related to a specific company or industry.
.. The risk that movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Sub-Advisor invests perform. The market as a whole may not favor the types of investments made.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


In addition to the main investment strategies described above, the Sub-Advisor may make other investments, such as investments in preferred stocks, convertible securities and debt instruments. These investments may be subject to other risks as described later in this prospectus and/or the Statement of Additional Information.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

GMO will become the Sub-Advisor to the Fund effective March 9, 2004.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2003    23.50


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  11.69%
                              LOWEST  Q1 '03  -1.60%


Year-to-date return as of December 31, 2003 for the Institutional Class is 23.50%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...             23.50          N/A       N/A        23.43
 Russell 1000 Growth
 Index ................             29.76          -5.11     9.21

 S&P 500 Index ........             28.67          -0.57     11.06
 Morningstar Large
 Growth Category.......             28.55          -3.20     7.96
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Fund invests primarily in companies with market capitalizations of $10 billion or more that the Sub-Advisor, MSAM, believes exhibit strong free cash flow and earnings growth. MSAM emphasizes individual security selection under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

MSAM focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. MSAM studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and business momentum.


MSAM considers selling a portfolio holding when it determines the holding no longer meets its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001    -14.32
 2002    -27.76
 2003     24.01
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01  12.90%
                              LOWEST  Q1 '01 -18.00%


The year-to-date return as of December 31, 2003 for the Institutional Class is 24.01%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                         PAST 5    PAST 10
                                                     PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...............                     24.01                 N/A       N/A        -10.03

 Russell 1000 Growth Index/(1)/ ...                     29.76                 -5.11     9.21

 S&P 500 Index ....................                     28.67                 -0.57     11.06

 Morningstar Large Growth Category                      28.55                 -3.20     7.96
  Index performance does not reflect deductions for fees, expenses or taxes.

 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001    -17.88
 2002    -25.95
 2003     26.08
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHESTQ4 '01   14.51%
                              LOWEST Q1 '01  -19.60%


The year-to-date return as of December 31, 2003 for the Institutional Class is 26.08%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            26.08           N/A       N/A        -10.05
 Russell 1000 Growth
 Index ................            29.76           -5.11     9.21
 Morningstar Large
 Growth Category.......            28.55           -3.20     7.96
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.


Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001      5.53
 2002    -13.58
 2003     27.48
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   15.59%
                              LOWEST  Q3 '02  -18.45%


The year-to-date return as of December 31, 2003 for the Institutional Class is 27.48%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                PAST 5    PAST 10
                               PAST 1 YEAR      YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            27.48         N/A       N/A        6.67
 Russell 1000 Value
 Index ................            30.03         3.57      11.87
 Morningstar Large
 Value Category........            28.40         2.53      9.85
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.80%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.80%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5    10
 INSTITUTIONAL CLASS                                                                   $82   $255  $444  $990

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001     -1.78
 2002     -9.91
 2003     35.96
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '03   14.72%
                              LOWEST  Q3 '02  -14.42%


The year-to-date return as of December 31, 2003 for the Institutional Class is 35.96%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          35.96             N/A       N/A        8.39
 Russell Midcap Value
 Index ................          38.06             8.73      13.04
 Morningstar Mid-Cap
 Value Category........          34.38             9.11      11.67
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS MIDCAP VALUE FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The stocks are selected using a value oriented investment approach by the Sub-Advisor, Goldman Sachs Asset Management, L.P. ("GSAM"). GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company's long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

As the inception date of the Fund is December 15, 2003, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    -8.47
 2003    32.67

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  14.30%
                              LOWEST Q3  '01 -10.63%


Year-to-date return as of December 31, 2003 for the Institutional Class is 32.67%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...             32.67           N/A       N/A        7.70

 Russell Midcap Index .             40.08           7.24      12.18
 Morningstar Mid-Cap
 Blend Category........             36.42           7.78      11.48
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.65%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    -40.47
 2003     32.75
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHESTQ4 '01   35.67%
                              LOWEST Q3 '01  -36.43%


Year-to-date return as of December 31, 2003 for the Institutional Class is 32.75%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            32.75           N/A       N/A        -12.65
 Russell Midcap Growth
 Index ................            42.72           2.01      9.41
 Morningstar Mid-Cap
 Growth Category.......            36.09           2.61      8.38
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.65%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.65%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $66   $208  $362  $810

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P MidCap 400. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.



MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -15.26
 2003    35.15
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01   17.77%
                              LOWEST  Q3 '02  -16.70%


Year-to-date return as of December 31, 2003 for the Institutional Class is 35.15%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           35.15            N/A       N/A        6.21

 S&P MidCap 400 Index .           35.59            9.20      13.91
 Morningstar Mid-Cap
 Blend Category........           36.42            7.78      11.48
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -31.87
 2003    48.59

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01  24.96%
                              LOWEST  Q3 '01 -31.34%


Year-to-date return as of December 31, 2003 for the Institutional Class is 48.59%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            48.59           N/A       N/A        -4.01
 Russell Midcap Growth
 Index ................            42.72           2.01      9.41
 Morningstar Mid-Cap
 Growth Category.......            36.09           2.61      8.38
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index) at the time of purchase. In the view of the Sub-Advisor, Dreyfus, many medium-sized companies:

.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.


Dreyfus uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Because companies in this market are smaller, prices of their stocks tend to be more volatile than stocks of companies with larger capitalizations. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

As the inception date of the Fund is December 15, 2003, historical performance is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting investments for the Fund, the Sub-Advisor, Dreyfus, uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. A common definition of an undervalued stock is one selling at a low price relative to its profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.


Rather than using broad economic or market trends, stocks are selected on a company by company basis. To ensure ample diversification, the portfolio's assets are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives the Fund's performance.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


The Fund may overweight certain market sectors, which may cause the Fund's performance to be more sensitive to developments affecting those sectors.


By investing in a mix of growth and value companies, the Fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Growth companies are expected to increase their revenues or earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may  purchase  securities  of  companies  in initial  public  offerings
(IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. As a Fund's asset base increases, IPOs often have a diminished effect on performance.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may under perform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may under perform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2003   44.41


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  22.12%
                              LOWEST  Q1 '03  -4.70%


Year-to-date return as of December 31, 2003 for the Institutional Class is 44.41%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           44.41            N/A       N/A        44.41

 Russell 2000 Index ...           47.25            7.13      9.48
 Morningstar Small
 Blend Category........           42.77            10.83     10.76
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Alliance, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, Alliance analyzes such factors as:
.. Financial condition (such as debt to equity ratio)
.. Market share and competitive leadership of the company's products
.. Earning growth relative to competitors
.. Market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

Alliance follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -13.93
 2002   -40.51
 2003    47.36
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST   Q4 '01  27.26%
                              LOWEST    Q3 '01 -26.55%


The year-to-date return as of December 31, 2003 for the Institutional Class is 47.36%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            47.36           N/A       N/A        -7.58
 Russell 2000 Growth
 Index ................            48.53           0.85      5.43
 Morningstar Small
 Growth Category.......            45.00           6.20      8.58
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.10%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index at the time of purchase). Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -20.45
 2002   -24.63
 2003    45.09

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01   29.90%
                              LOWEST  Q3 '01  -31.17%


The year-to-date return as of December 31, 2003 for the Institutional Class is 45.09%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                        PAST 5    PAST 10
                                                      PAST 1 YEAR       YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...............                     45.09           N/A       N/A        -8.40
 S&P SmallCap 600/Barra Growth
 Index ............................                     37.32           6.67      8.75

 Russell 2000 Growth Index/(1)/ ...                     48.53           0.85      5.43

 Morningstar Small Growth Category                      45.00           6.20      8.58
  Index performance does not reflect deductions for fees, expenses or taxes.

 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225


Effective immediately, Fund shares may be purchased only by current shareholders for existing accounts. Current shareholders may exercise exchange privileges as described in the Fund's prospectus to exchange shares for shares of other Principal Investors Funds.

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases securities for the Fund that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Value Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.



Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -10.16
 2003    37.88

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   19.42%
                              LOWEST  Q3 '02  -20.90%


Year-to-date return as of December 31, 2003 for the Institutional Class is 37.88%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           37.88            N/A       N/A        13.44
 Russell 2000 Value
 Index ................           46.02            12.28     12.70
 Morningstar Small
 Value Category........           42.71            12.86     12.80
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225


Effective immediately, Fund shares may be purchased only by current shareholders for existing accounts. Current shareholders may exercise exchange privileges as described in the Fund's prospectus to exchange shares for shares of other Principal Investors Funds.

PARTNERS SMALLCAP VALUE FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Value securities generally have above average dividend yield and below average price to earnings (P/E) ratios. Up to 25% of the Fund's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable factor rankings. Such factors include Morgan's dividend discount model rankings, price-to-cashflow, earnings revisions, as well as positive price momentum. Morgan ranks these companies within economic sectors according to their relative attractiveness. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Fund will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Fund.


Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:

.. securities of smaller companies. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
.. unseasoned issuers. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
.. foreign securities. These have risks that are not generally found in securities of U.S. companies. For example, the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. The Fund is not designed for investors seeking income or conservation of capital. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2003   50.27


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  23.26%
                              LOWEST  Q1 '03  -4.37%


Year-to-date return as of December 31, 2003 for the Institutional Class is 50.27%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          50.27             N/A       N/A        51.15
 Russell 2000 Value
 Index ................          46.02             12.28     12.70
 Morningstar Small
 Value Category........          42.71             12.86     12.80
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                            INSTITUTIONAL
                                CLASS
 Management Fees..........      1.00%
                                ----
      TOTAL FUND OPERATING
                  EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

REAL ESTATE SECURITIES FUND (PREVIOUSLY REAL ESTATE FUND)
The Fund seeks to generate a total return.


MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.


Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.



MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002    7.86
 2003   38.38

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  10.57%
                              LOWEST  Q3 '02  -6.48%


Year-to-date return as of December 31, 2003 for the Institutional Class is 38.38%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                 PAST 5    PAST 10
                              PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          38.38          N/A       N/A        19.94
 Morgan Stanley REIT
 Index ................          36.74          14.12     N/A
 Morningstar Specialty
 - Real Estate Category          36.89          14.04     11.32
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.85%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.85%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $87   $271  $471  $1,049

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -17.07
 2003    42.91
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   19.83%
                              LOWEST  Q3 '02  -16.14%


Year-to-date return as of December 31, 2003 for the Institutional Class is 42.91%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                   PAST 5    PAST 10
                               PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...             42.91          N/A       N/A        10.66

 Russell 2000 Index ...             47.25          7.13      9.48
 Morningstar Small
 Blend Category........             42.77          10.83     10.76
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2002   -39.19
 2003    48.44

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01  33.67%
                              LOWEST  Q3 '01 -33.10%


Year-to-date return as of December 31, 2003 for the Institutional Class is 48.44%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...              48.44         N/A       N/A        -4.23
 Russell 2000 Growth
 Index ................              48.53         0.85      5.43
 Morningstar Small
 Growth Category.......              45.00         6.20      8.58
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P SmallCap 600. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.



MAIN RISKS

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Principal reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -14.90
 2003    38.24

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01   20.55%
                              LOWEST  Q3 '02  -18.65%


Year-to-date return as of December 31, 2003 for the Institutional Class is 38.24%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           38.24            N/A       N/A        9.00

 S&P SmallCap 600 Index           38.77            9.66      11.43
 Morningstar Small
 Blend Category........           42.77            10.83     10.76
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.15%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 INSTITUTIONAL CLASS                                                                   $15   $48   $85   $192

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Principal, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid- and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -2.63
 2003   43.64


                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   23.22%
                              LOWEST  Q3 '02  -16.10%


Year-to-date return as of December 31, 2003 for the Institutional Class is 43.64%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                  PAST 5    PAST 10
                               PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            43.64           N/A       N/A        16.77
 Russell 2000 Value
 Index ................            46.02           12.28     12.70
 Morningstar Small
 Value Category.......             42.71           12.86     12.80
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees.............       0.75%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                        1     3     5    10
 INSTITUTIONAL CLASS                                                                   $77   $240  $417  $930

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -6.82
 2003   56.95

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '01  26.86%
                              LOWEST  Q3 '01 -23.81%


Year-to-date return as of December 31, 2003 for the Institutional Class is 56.95%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                               PAST 5    PAST 10
                             PAST 1 YEAR       YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          56.95        N/A       N/A        12.47
 MSCI Emerging Markets
 Free Index-ID.........          51.59        8.17      -1.95
 Morningstar
 Diversified Emerging
 Markets Category......          55.30        11.12     1.00
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.35%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.35%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $137  $428  $739  $1,624

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:

.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.



Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -16.38
 2003    33.98

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q4 '03  17.71%
                              LOWEST  Q3 '02  -18.68%


Year-to-date return as of December 31, 2003 for the Institutional Class is 33.98%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                               PAST 5    PAST 10
                             PAST 1 YEAR       YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...         33.98         N/A       N/A        -2.28
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............         38.59         -0.05     4.47
 Morningstar Foreign
 Large Blend Category .         33.32         0.49      4.65
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      0.90%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      0.90%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $92   $287  $498  $1,108

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:

.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, Principal, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:

.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

Principal's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by Principal.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.


In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal became the Sub-Advisor to the Fund on November 1, 2002.


The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.


 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -21.06
 2002   -16.18
 2003    38.97
                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  18.41%
                              LOWEST  Q3 '02  -21.38%


The year-to-date return as of December 31, 2003 for the Institutional Class is 38.97%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                               PAST 5    PAST 10
                             PAST 1 YEAR       YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           38.97       N/A       N/A        -2.82
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............           38.59       -0.05     4.47
 Morningstar Foreign
 Large Growth Category            33.15       -0.87     2.49
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.00%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.00%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $102  $318  $552  $1,225

PARTNERS INTERNATIONAL FUND
The Fund seeks long-term growth of capital.


MAIN STRATEGIES

The Fund normally invests primarily in non-U.S. securities. The Sub-Advisor, Fidelity Management & Research Company ("FMR"), normally invests the Fund's assets primarily in common stocks. FMR normally diversifies the Fund's investments across different countries and regions. In allocating the investments, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, FMR invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.


FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.



MAIN RISKS

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 15, 2003, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS


 FUND OPERATING EXPENSES

                                INSTITUTIONAL
                                    CLASS
 Management Fees..............      1.10%
                                    ----
          TOTAL FUND OPERATING
                      EXPENSES      1.10%



 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INSTITUTIONAL CLASS                                                                   $112  $350  $606  $1,340

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.


MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage            27.7%    Partners LargeCap Growth      4.5%
      Securities                          I
      International II            7.4     Partners LargeCap Value       8.4
      Large Cap Growth            4.5     Preferred Securities          6.6
      LargeCap S&P 500 Index     13.5     Real Estate Securities       10.2
      LargeCap Value              4.5     SmallCap S&P 600 Index        4.2
      Money Market                8.5




Based on this allocation, the weighted average management fee of the underlying funds is 0.57%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -4.45
 2003   18.79

                              The Fund's highest/lowest quarterly returns
                              during this time
                              period were:
                               HIGHEST Q2 '03   8.72%
                               LOWEST  Q3 '02  -5.44%


Year-to-date return as of December 31, 2003 for the Institutional Class is 18.79%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                 PAST 5    PAST 10
                              PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...         18.79           N/A       N/A        4.93

 S&P 500 Index ........         28.67           -0.57     11.06
 Lehman Brothers
 Aggregate Bond Index .         4.11            6.62      6.95
 Morningstar
 Conservative
 Allocation Category...         12.79           3.75      7.40
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.


MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage             26.1%    Partners LargeCap Value       10.7%
      Securities
      International II             9.3     Partners SmallCap Growth       1.8
                                           I
      LargeCap Growth              5.7     Preferred Securities           6.3
      LargeCap S&P 500 Index      15.5     Real Estate Securities         9.5
      LargeCap Value               5.7     SmallCap S&P 600 Index         1.9
      Partners LargeCap Growth     5.7     SmallCap Value                 1.8
      I




Based on this allocation, the weighted average management fee of the underlying funds is 0.61%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -7.00
 2003   21.58

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  10.34%
                              LOWEST  Q3 '02  -7.56%


Year-to-date return as of December 31, 2003 for the Institutional Class is 21.58%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                   PAST 5    PAST 10
                               PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...          21.58            N/A       N/A        4.67

 S&P 500 Index ........          28.67            -0.57     11.06
 Lehman Brothers
 Aggregate Bond Index .          4.11             6.62      6.95
 Morningstar Moderate
 Allocation Category...          20.06            2.48      8.15
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.


MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds as follows:


      Bond & Mortgage            19.6%    Partners LargeCap Value      12.9%
      Securities
      International II           10.9     Partners SmallCap Growth      2.1
                                          I
      LargeCap Growth             6.9     Preferred Securities          4.7
      LargeCap S&P 500 Index     18.0     Real Estate Securities        7.1
      LargeCap Value              6.9     SmallCap S&P 600 Index        2.0
      Partners LargeCap           6.8     SmallCap Value                2.1
      Growth I




Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -10.05
 2003    23.31

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  11.44%
                              LOWEST  Q3 '02  -9.97%


Year-to-date return as of December 31, 2003 for the Institutional Class is 23.31%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                   PAST 5    PAST 10
                               PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...            23.31          N/A       N/A        3.62

 S&P 500 Index ........            28.67          -0.57     11.06
 Lehman Brothers
 Aggregate Bond Index .            4.11           6.62      6.95
 Morningstar Moderate
 Allocation Category...            20.06          2.48      8.15
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage            13.9%    Partners LargeCap Value      15.0%
      Securities
      International II           12.6     Partners SmallCap Growth      2.5
                                          I
      LargeCap Growth             8.1     Preferred Securities          2.8
      LargeCap S&P 500 Index     20.3     Real Estate Securities        3.9
      LargeCap Value              8.0     SmallCap S&P 600 Index        2.4
      Partners LargeCap           8.0     SmallCap Value                2.5
      Growth I



Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -12.61
 2003    24.48

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03  12.49%
                              LOWEST  Q3 '02  -12.08%


Year-to-date return as of December 31, 2003 for the Institutional Class is 24.48%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                   PAST 5    PAST 10
                               PAST 1 YEAR         YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           24.48           N/A       N/A        3.60

 S&P 500 Index ........           28.67           -0.57     11.06
 Lehman Brothers
 Aggregate Bond Index .           4.11            6.62      6.95
 Morningstar Moderate
 Allocation Category...           20.06           2.48      8.15
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.


MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Principal intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage             6.8%    Partners LargeCap Value      17.1%
      Securities
      International II           14.1     Partners SmallCap Growth      2.7
                                          I
      LargeCap Growth             9.2     Preferred Securities          1.6
      LargeCap S&P 500 Index     22.3     Real Estate Securities        2.5
      LargeCap Value              9.2     SmallCap S&P 600 Index        2.6
      Partners LargeCap           9.2     SmallCap Value                2.7
      Growth I



Based on this allocation, the weighted average management fee of the underlying funds is 0.60%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -15.72
 2003    26.44

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   13.63%
                              LOWEST  Q3 '02  -14.68%


Year-to-date return as of December 31, 2003 for the Institutional Class is 26.44%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    PAST 5    PAST 10
                               PAST 1 YEAR          YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           26.44            N/A       N/A        1.83

 S&P 500 Index ........           28.67            -0.57     11.06
 Lehman Brothers
 Aggregate Bond Index .           4.11             6.62      6.95
 Morningstar Large
 Blend Category........           26.72            -0.43     9.24
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................          0.1225%
                                                ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.


MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds"). The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.



MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Principal's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors in retirement.


FUND ALLOCATION

As of December 31, 2003, the Fund's assets were allocated among the following underlying funds:


      Bond & Mortgage            28.6%    Partners LargeCap Growth      3.3%
      Securities                          I
      International II            5.9     Partners LargeCap Value       6.1
      LargeCap Growth             3.3     Preferred Securities          6.9
      LargeCap S&P 500 Index     11.4     Real Estate Securities       10.5
      LargeCap Value              3.3     SmallCap S&P 600 Index        3.3
      Money Market               17.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.56%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR


LOGO

 2002   -1.69
 2003   15.29

                             The Fund's highest/lowest quarterly returns during
                             this time
                             period were:
                              HIGHEST Q2 '03   7.04%
                              LOWEST  Q3 '02  -3.33%


Year-to-date return as of December 31, 2003 for the Institutional Class is 15.29%.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                 PAST 5    PAST 10
                              PAST 1 YEAR        YEARS      YEARS      LIFE OF FUND*
 INSTITUTIONAL CLASS...           15.29         N/A       N/A        5.17

 S&P 500 Index ........           28.67         -0.57     11.06
 Lehman Brothers
 Aggregate Bond Index .           4.11          6.62      6.95
 Morningstar
 Conservative
 Allocation Category...           12.79         3.75      7.40
  Index performance does not reflect
  deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                             INSTITUTIONAL
                                                 CLASS
 Management Fees*.....................           0.1225%
                                                 ------
         TOTAL FUND OPERATING EXPENSES          0.1225%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 INSTITUTIONAL CLASS                                               $13   $40   $69   $157

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Institutional Class of the Funds does not pay any fees other than those described below and does not pay any other expenses.


ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.



CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.



FORWARD COMMITMENTS

Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.


WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES
Certain of the Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.


Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


INITIAL PUBLIC OFFERINGS ("IPOS")
Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's assets base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.



DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).


Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures. However, a Fund may be permitted to purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities even if the Fund is not allowed to invest in the underlying commodities or commodity contracts.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and

.. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.



FOREIGN SECURITIES

The Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:

.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.



Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.



Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


UNSEASONED ISSUERS

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.


TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective. The Partners International Fund may also temporarily use a different investment strategy for defensive purposes in response to market, economic, political and other conditions.

PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the Partners International Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund I, Partners SmallCap Blend Fund and Partners SmallCap Value Fund I as they have been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2003, the mutual funds it manages had assets of approximately $7.8 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.



THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") managed $474.6 billion in assets as of December 31, 2003. Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners SmallCap Growth I   Bruce K. Aronow
                                        Mark A. Attalienti
                                        Michael W. Doherty
                                        N. Kumar Kirpalani
                                        Samantha S. Lau





BRUCE K. ARONOW, CFA . Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining Alliance in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

MARK A. ATTALIENTI . - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance Capital in 1999, Mr. Attalienti was responsible for covering the health care industry spanning all market caps and subsectors, at Chase Asset Management for the past five years. Previously, he worked as an Assistant Treasurer for Chase Vista Management Group where he focused on product development. He began his career at Chase Manhattan Bank in 1989. Mr. Attalienti has a BA in International Studies from Muhlenberg College.



MICHAEL W. DOHERTY . - Assistant Vice President, Quantitative Analyst. Mr. Doherty is responsible for maintaining and updating the quantitative models used by the small cap group. He also provides research assistance across all industries and portfolio administration. Prior to joining Alliance in 1999, Mr. Doherty worked as a small cap research assistant and portfolio administrator for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Doherty began his career at Citicorp Investment Management in 1983 as a research assistant. He is currently attending Mount Saint Mary's College working towards a BA in Business Administration.



N. KUMAR KIRPALANI, CFA . - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance Capital in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in October of 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.



SAMANTHA S. LAU, CFA . - Vice President, Portfolio Manager/Research Analyst. Prior to joining Alliance in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.


SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2003, Alliance managed $474.6 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.




JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2003, American Century managed over $87.4 billion in assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners LargeCap Growth II  Prescott LeGard
                                        Tim Reynolds
                                        Gregory Woodhams





PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



TIM REYNOLDS, CFA . Mr. Reynolds joined American Century as an analyst in 1999 and was promoted in 2001 to portfolio manager for the core growth strategy. Previously, he was a senior analyst for USAA and a portfolio manager for U.S. Global Investors. He has worked in the financial industry since 1993. Mr. Reynolds holds a Master's in Finance from Texas Tech University and a BBA in Finance from Texas A&M University. He has earned the right to use the Chartered Financial Analyst designation.




GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004. As of December 31, 2003, Ark Asset managed $11.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: The Dreyfus Corporation ("Dreyfus"),  200 Park Avenue, New York, NY
     10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Financial Corporation. As of December 31, 2003, Dreyfus managed 201 portfolios with approximately $167 billion in investment company assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ------------------
           Partners MidCap Growth I     William C. Jurik
                                        John O'Toole
           Partners SmallCap Blend      Ronald P. Gala
                                        Mark W. Sikorski


RONALD P. GALA, CFA . Mr. Gala is a portfolio manager of Dreyfus and a Senior Vice President and a principal of Mellon Equity Associates LLP. Mr. Gala has 20 years experience managing equity portfolios, and he is a past president of the Pittsburgh Society of Financial Analysts. Mr. Gala earned his MBA in Finance from the University of Pittsburgh and his BS in Business Administration from Duquesne University. He is a Chartered Financial Analyst.

WILLIAM C. JURIK, CFA . Mr. Jurik is a portfolio manager and Vice President of Mellon Equity. He joined Mellon Equity in 1999 after having spent the previous 6 years with Mellon Financial Corporation. Mr. Jurik has earned an MBA and a BS in Chemical Engineering from Carnegie Mellon University. He is a member of the Association for Investment Management and Research and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.

JOHN O'TOOLE, CFA . Portfolio Manager of The Dreyfus Corporation and Senior Vice President of Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation) since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.

MARK W. SIKORSKI, CFA . Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has 12 years' experience involving financial analysis and equity portfolio management. Mr. Sikorski earned his MBA in Finance from the University of Bridgeport and his BS in Electrical Engineering from Duke University. He is a Chartered Financial Analyst.

Relying on an order received from the SEC, the Manager has changed Sub-Advisors for the Partners LargeCap Blend Fund.

Through March 8, 2004:

SUB-ADVISOR: Federated Equity Management Company of Pennsylvania ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2003, Federated managed $198 billion in assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           -------                      ------------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore






LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.

DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



Effective March 9, 2004:


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 67 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $190.0 billion in assets under management as of December 31, 2003. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.
..

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      M. Christine Munoz, CFA
                                        William J. Stromberg, CFA
                                        Richard T. Whitney, CFA




M. CHRISTINE MUNOZ, CFA . Ms. Munoz is a Vice President of T. Rowe Price and a Quantitative Analyst in the Systematic Equity Group. She joined the firm in 1984 as a Fund Accountant and began trading for the Taxable Bond Division in 1988. Ms. Munoz earned a BBA from Loyola College and an MBA from the same institution. She has earned the right to use the Chartered Financial Analyst designation.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., Director of Global Equity Research, and a member of the Equity Steering Committee. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.






RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Fidelity Management & Research Company ("FMR") is the sub-advisor.
         Day-to-day management decisions concerning the Fund are made by FMR Co., Inc. ("FMRC") which serves as sub-subadvisor. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR and its affiliates managed approximately $839.8 billion in assets. FMR's address is 82 Devonshire Street, Boston, MA 02109.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
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           Partners International       Cesar Hernandez





CESAR E. HERNANDEZ, CFA . Mr. Hernandez is vice president of FMR and FMRC. He has worked as a portfolio manager since joining FMR in 1989. He has been portfolio manager of the Fund since its inception in December 2003. He has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. As of December 31, 2003, GSAM, along with other units of IMD, had assets under management of approximately $375.7 billion.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R.Brown
                                        Gary Chropuvka
                                        Robert C. Jones
           Partners MidCap Value I      Dolores Bamford
                                        David L. Berdon
                                        Andrew Braun
                                        Scott Carroll
                                        Sally Pope Davis
                                        Stacey Ann DeMatteis
                                        Sean Gallagher
                                        James Otness
                                        Lisa Parisi
                                        Eileen Rominger





DOLORES BAMFORD . Ms. Bamford is a Vice President and Portfolio Manager at GSAM. She joined GSAM as a portfolio manager for the Value team in April 2002. Prior to that, Ms. Bamford was a portfolio manager at Putnam Investments for various products since 1991.



DAVID L. BERDON . Mr. Berdon is a Vice President and Portfolio Manager at GSAM. Mr. Berdon joined GSAM as a research analyst in March 2001 and became a portfolio manager in October 2002. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Soliloquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.



ANDREW BRAUN . Mr. Braun is a Vice President and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.




MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



SCOTT CARROLL . Mr. Carroll is a Vice President and Portfolio Manager at GSAM. Mr. Carroll joined GSAM as a portfolio manager for the Value team in May 2002. From 1996 to 2002, he worked at Van Kampen Funds where he had portfolio management and analyst responsibilities for Growth and Income and Equity Income funds.



SALLY POPE DAVIS . Ms. Davis is a Vice President and Portfolio Manager at GSAM. Ms. Davis joined GSAM as a portfolio manager in August 2001. From December 1999 to July 2001, she was a relationship manager in Private Wealth Management at Goldman Sachs. From August 1989 to November 1999, she was a bank analyst in the Goldman Sachs Investment Research Department.

STACEY ANN DEMATTEIS . Ms. DeMatteis is a Vice President and Client Portfolio Manager at GSAM. Ms. DeMatteis joined GSAM as a product-marketing analyst in September 1993. From December 1997 to April 2000, she was a relationship manager in Broker-Dealer sales. In May 2000, she became a client portfolio manager on the Value team.



SEAN GALLAGHER . Mr. Gallagher is a Vice President and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.




ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.



JAMES OTNESS . Mr. Otness is a Managing Director and Portfolio Manager at GSAM. Mr. Otness joined GSAM as a portfolio manager in May 2000. From 1998 to 2000, he headed Dolphin Asset Management. From 1970 to 1998, he worked at J.P. Morgan, most recently as a managing director and portfolio manager responsible for small-cap institutional equity investments.



LISA PARISI . Ms. Parisi is a Vice President and Portfolio Manager at GSAM. Ms. Parisi joined GSAM as a portfolio manager in August 2001. From December 2000 to August 2001, she was a portfolio manager at John A. Levin & Co. From March 1995 to December 2000, she was a portfolio manager and managing director at Valenzuela Capital.




VICTOR H. PINTER . Mr. Pinter is a senior portfolio manager responsible for US Portfolios for the Global Quantitative Equity Group and is a member of the GQE Investment Policy Committee. He manages the group that is responsible for risk control and portfolio construction of domestic portfolios. Mr. Pinter joined GSAM as a research analyst in 1989. He became a portfolio manager in 1992. He earned an MBA from New York University.



EILEEN ROMINGER . Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manger at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.


SUB-ADVISOR: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2003, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $559 billion.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ------------------
           Partners SmallCap Growth I    Christopher T. Blum





CHRISTOPHER T. BLUM, CFA . Vice President of Morgan. Mr. Blum is a portfolio manager in the U.S. Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.


SUB-ADVISOR: Morgan Stanley Investment Management Inc., which does business in certain instances (including in its role as sub-advisor to the Partners LargeCap Growth Fund I) as Morgan Stanley Asset Management ("MSAM"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2003, Morgan Stanley Asset Management, together with its affiliated asset management companies, had approximately $421 billion in asset under management with approximately $174 billion in institutional assets.

Day-to-day portfolio management of the Partners LargeCap Growth I Fund is performed by investment management teams at Morgan Stanley Asset Management. Current members of the Large Cap Growth Team include: William S. Auslander, Managing Director and Jeffrey Alvino, Managing Director.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $70.5 billion in total assets (as of December 31, 2003) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.



                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Andrew Wellington





ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2003, Principal, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.


                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Larry Post
           Capital Preservation                 Martin J. Schafer
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  William C. Armstrong
                                                Timothy R. Warrick
           High Quality Long-Term Bond          Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Paul H. Blankenhagen
                                                Phyllis J. Vance
           International II                     Mustafa Sagun
           LargeCap Blend Fund I                Mustafa Sagun
                                                Jeff Schwarte
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           MidCap Growth                        Mark McGrew
           MidCap S&P 400 Index                 Dirk Laschanzky
           MidCap Value                         Catherine Zaharis
           Money Market                         Michael R. Johnson
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           SmallCap Blend                       Mustafa Sagun
                                                Todd Sanders
           SmallCap S&P 600 Index               Dirk Laschanzky
           SmallCap Growth                      Chris D. Guinther
           SmallCap Value                       Thomas Morabito

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal Global Investors. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.



CHRIS D. GUINTHER . As a portfolio manager at Principal, Mr. Guinther serves as the lead portfolio manager for the firm's small-cap growth portfolios. Prior to joining Principal in 2003, Mr. Guinther was a portfolio manager at Banc One Investment Advisors, co-managing the One Group Small-Cap Growth Fund. Prior to that, Mr. Guinther served as a small-cap analyst at Banc One and an investment analyst with Peoples Banking and Trust Co. He received a Bachelor's degree in Business Administration from Ohio University.

MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in Economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.




DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



MARK MCGREW, CFA . Mr. McGrew joined Principal in 1995 as an equity analyst and is now a portfolio manager at Principal specializing in the management of mid-cap growth portfolios. Previously, he was a back-up portfolio manager for several of the firm's portfolios. He was previously a senior investment officer at Norwest Investment Management and Trust. He received an MBA in Business and Finance from Drake University and a Bachelor's degree in Business from Central College. He holds the Chartered Financial Analyst designation and is the President of the Iowa Society of Financial Analysts and a member of the Association for Investment Management and Research (AIMR).




THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



LARRY POST . Mr. Post joined Principal in 2003 with over 30 years of investment experience. Prior to founding the Post Advisory Group in 1992, he founded the high yield bond department at Smith Barney, and subsequently served as director of high yield research at Salomon Brothers and co-director of research and senior trader at Drexel Burnham Lambert. Mr. Post received an MBA in Business Administration from the University of Pennsylvania's Wharton School of Business and a Bachelor's degree from Lehigh University.

MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.




MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal Global Investors. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa.
 He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research
(AIMR).  He also has the NASD Series 7 license.




MARY SUNDERLAND, CFA . Prior to joining Principal in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



PHYLLIS J. VANCE, CFA . Ms. Vance is a portfolio manager at Principal Global Investors. She is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Ms. Vance is also active in company research and specializes in the health care, industrial and consumer discretionary sectors. She joined the firm in 1978. In 1980, she joined the investment team as an equity research analyst, and was named an international equity portfolio manager in 2000. Ms. Vance received a Bachelor's degree in Industrial Administration from Iowa State University. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the Association for Investment Management and Research (AIMR).




TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).




CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Principal value team and leads the value research group. She joined Principal in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2003, Principal - REI, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management. Principal - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush





KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


Relying on an order from the SEC, the Manager has changed Sub-Advisors for the Partners LargeCap Growth Fund.

Through March 8, 2004:


SUB-ADVISOR: Putnam Investment Management, LLC ("Putnam") was founded in 1937.
         Putnam is owned by Marsh & McLennan Companies, Inc. and the Putnam's senior professionals. Putnam is located at One Post Office Square, Boston MA 02109. As of December 31, 2003, Putnam managed $240 billion in assets firm wide.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Tony H. Elavia
                                        Brian O'Toole
                                        Walter D. Pearson
                                        David J. Santos






TONY H. ELAVIA, PH.D - TEAM MEMBER . Dr. Elavia is Managing Director and Senior Portfolio Manager in the Large Cap Growth team. Dr. Elavia joined Putnam in 1999. He has 14 years of investment experience. Dr. Elavia earned his B.Com degree in Accounting and MA in Economics from the University of Baroda, India. He also received a Ph.D. from the University of Houston.



BRIAN O'TOOLE - TEAM LEADER . Mr. O'Toole is Managing Director and Chief Investment Officer for the LargeCap Growth team. He joined Putnam in 2002. Mr. O'Toole has 16 years of investment experience. Prior to joining Putnam, he was Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management. Mr. O'Toole has a BA from Saint Mary's College in Orchard Lake, Michigan.



WALTER D. PEARSON - TEAM MEMBER. . Mr. Pearson is Senior Vice President and Senior Portfolio Manager of the Large Cap Growth team. He joined Putnam in 2003. Mr. Pearson has 18 years of investment experience. Mr. Pearson has a BS from Saint Francis College and a MBA from Harvard University.



DAVID J. SANTOS - TEAM MEMBER . Mr. Santos is Senior Vice President and Senior Portfolio Manager of the Large Cap Growth team. He joined Putnam in 1986. Mr. Santos has 17 years of investment experience. He has a BS from Salem State College and a MBA from Suffolk University.


Effective March 9, 2004:


SUB-ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2003, GMO managed more than $54 billion in client assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     Chuck Joyce
                                        Donna Murphy
                                        Robert Soucy





CHUCK JOYCE . Mr. Joyce is involved in equity analysis and portfolio management for the U.S. quantitative equity portfolios. Prior to joining GMO, he worked for IBM and the U.S. Semiconductor Consortium, Sematech. Mr. Joyce earned a BS from Cornell University and an MBA in Finance from the MIT Sloan School of Management.



DONNA MURPHY . Ms. Murphy is on GMO's U.S. equity quantitative investment team with a special focus on product management. Prior to joining GMO, she was a partner and co-head of product management for INVESCO within its structured products group. Previously, Ms. Murphy held senior positions with Nicholas Applegate, UBS and the DAIS Group/Templeton. She earned an BA in Chemistry and Biology from Elon College and an MBA from the University of North Carolina.



ROBERT SOUCY . Mr. Soucy is the Director of U.S. equity management and is responsible for all U.S. quantitative equities portfolio management at GMO. Prior to joining GMO, he served as a research engineer with Scientific Systems, Inc. Mr. Soucy earned his BS from the University of Massachusetts at Amherst.

SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2003, Spectrum, together with its affiliated asset management companies, had approximately $118.5 billion in asset under management.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman





L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2003, Turner had discretionary management authority with respect to approximately $12.3 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.




ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a U.S. corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2003, UBS Global AM managed approximately $58.8 billion in assets and the Group managed approximate $462.9 billion in assets.


                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.




DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Matthew E. Megargel




MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2003 was:


       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     I                            0.75%
                                            Partners LargeCap Growth
       Capital Preservation       0.52%     II                           1.00%
       Government Securities      0.40%     Partners LargeCap Value      0.80%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Growth       1.00%
       High Quality Long-Term
       Bond                       0.40%     Partners MidCap Value        1.00%
       High Quality Short-Term
       Bond                       0.40%     Partners SmallCap Blend      1.00%
       International Emerging               Partners SmallCap Growth
       Markets                    1.35%     I                            1.10%
                                            Partners SmallCap Growth
       International I            0.90%     II                           1.00%
       International II           1.00%     Partners SmallCap Value      1.00%
                                            Partners SmallCap Value
       LargeCap Blend I           0.60%     I                            1.00%
       LargeCap Growth            0.55%     Principal LifeTime 2010    0.1225%
       LargeCap S&P 500 Index     0.15%     Principal LifeTime 2020    0.1225%
       LargeCap Value             0.45%     Principal LifeTime 2030    0.1225%
       MidCap Blend               0.65%     Principal LifeTime 2040    0.1225%
       MidCap Growth              0.65%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       MidCap S&P 400 Index       0.15%     Strategic Income           0.1225%
       MidCap Value               0.65%     Preferred Securities         0.75%
       Money Market               0.40%     Real Estate Securities       0.85%
       Partners LargeCap Blend    0.75%     SmallCap Blend               0.75%
       Partners LargeCap Blend
       I                          0.45%     SmallCap Growth              0.75%
       Partners LargeCap Growth   1.00%     SmallCap S&P 600 Index       0.15%
                                            SmallCap Value               0.75%




The Partners MidCap Growth Fund I, and the Partners MidCap Value Fund I have each entered into agreements with the Manager under which the Fund will pay the Manager 1.00% (an annual rate calculated as a percentage of the average daily net assets). The Partners International Fund has entered into an agreement with the Manager under which the Fund will pay the Manager 1.10% (an annual rate calculated as a percentage of the average daily net assets).

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:

.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners International,Partners LargeCap Blend, Partners LargeCap Blend I, Partners LargeCap Growth, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Growth I,Partners MidCap Value, Partners MidCap Value I, Partners SmallCap Blend,Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value and Partners SmallCap Value IFunds have received the necessary shareholder approval and intend to rely on the order.

PRICING OF FUND SHARES

The Fund's shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.

The share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.
.. The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

  In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.


The Funds may reject or cancel any purchase orders for any reason. For example, the Funds do not permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in the Manager's opinion, may be disruptive to the Funds. For these purposes, the Manager may consider an investor's trading history in the Funds or other Funds sponsored by Principal Life and accounts under common ownership or control.



REDEMPTION OF FUND SHARES


You may redeem shares of the Funds upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.


The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). . Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
.. the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
.. the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
.. the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
.. they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:

.. money market instruments;
.. fixed-income investments having a targeted duration of 3 years or less; or .. any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

DIVIDENDS AND DISTRIBUTIONS


The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long- Term Bond, and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.



Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held.

However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:

To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares, redeem and retire shares or declare a deemed capital contributions by shareholders and retire shares to offset such capital gain distribution. Any of these actions would be effective on the ex-distribution date of the capital gain distribution and would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared or 0.01 shares were redeemed and retired or a deemed contribution of capital equal to
0.01 shares and subsequent retirement of such shares was made, the shareholder's holding would be combined into one share with a price per share of $10.00.


Neither the reverse share split, the redemption and retirement of shares nor the deemed capital contribution and retirement of shares affects the value of the total holdings of the shareholder.



FUND ACCOUNT INFORMATION


RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from audited financial statements.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003      2002    2001/(B)/
                            ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.11     (0.02)    0.35
                            ----     -----     ----
 Total From Investment
            Operations      0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......        --     (0.06)      --
 ------                              -----
   Total Dividends and
         Distributions     (0.42)    (0.56)   (0.38)
                           -----     -----    -----
Net Asset Value, End
 of Period............    $10.70    $10.63   $10.71
                          ======    ======   ======
Total Return..........      4.63%     4.76%    6.92%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.55%     0.55%    0.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.51%     4.72%    5.28%/(d)/
 Portfolio Turnover
  Rate................      91.0%     46.7%   124.7%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003     2002    2001/(B)/
                          ----     ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00   $10.00   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.32     0.42     0.17
                          ----     ----     ----
 Total From Investment
            Operations    0.32     0.42     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.32)   (0.42)   (0.17)
                         -----    -----    -----
   Total Dividends and
         Distributions   (0.32)   (0.42)   (0.17)
                         -----    -----    -----
Net Asset Value, End
 of Period............  $10.00   $10.00   $10.00
                        ======   ======   ======
Total Return..........    3.30%    4.27%    1.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,917   $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..    0.60%    0.60%    0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.24%    4.18%    4.50%/(d)/
 Portfolio Turnover
  Rate................    20.7%    13.6%    31.1%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003      2002    2001/(B)/
                          ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)     0.09     0.30
                         -----      ----     ----
 Total From Investment
            Operations    0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.43)    (0.54)   (0.39)
                         -----     -----    -----
   Total Dividends and
         Distributions   (0.43)    (0.54)   (0.39)
                         -----     -----    -----
Net Asset Value, End
 of Period............  $10.35    $10.60   $10.55
                        ======    ======   ======
Total Return..........    1.70%     5.86%    6.72%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..    0.40%     0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.45%     5.06%    5.86%/(d)/
 Portfolio Turnover
  Rate................   219.5%     49.9%    36.1%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003     2002    2001/(B)/
                          ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02     0.02     0.35
                          ----     ----     ----
 Total From Investment
            Operations    0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......      --    (0.09)      --
 ----                             -----
   Total Dividends and
         Distributions   (0.46)   (0.63)   (0.40)
                         -----    -----    -----
Net Asset Value, End
 of Period............  $10.64   $10.62   $10.69
                        ======   ======   ======
Total Return..........    4.62%    5.56%    7.33%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.32%    5.22%    5.84%/(d)/
 Portfolio Turnover
  Rate................    71.3%    60.8%    80.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003     2002    2001/(B)/
                          ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10     0.02     0.37
                          ----     ----     ----
 Total From Investment
            Operations    0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......      --    (0.09)      --
 ----                             -----
   Total Dividends and
         Distributions   (0.51)   (0.64)   (0.41)
                         -----    -----    -----
Net Asset Value, End
 of Period............  $10.81   $10.72   $10.77
                        ======   ======   ======
Total Return..........    5.66%    5.81%    7.28%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..    0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.62%    5.45%    5.94%/(d)/
 Portfolio Turnover
  Rate................    38.8%    94.1%   101.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003     2002    2001/(B)/
                          ----     ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.39   $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.39     0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)   (0.04)    0.30
                         -----    -----     ----
 Total From Investment
            Operations    0.37     0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.38)   (0.47)   (0.39)
 Distributions from
  Realized Gains......      --    (0.11)      --
 ----                             -----
   Total Dividends and
         Distributions   (0.38)   (0.58)   (0.39)
                         -----    -----    -----
Net Asset Value, End
 of Period............  $10.38   $10.39   $10.54
                        ======   ======   ======
Total Return..........    3.62%    4.29%    6.67%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10   $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..    0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.73%    4.54%    5.59%/(d)/
 Portfolio Turnover
  Rate................    72.3%   105.8%    68.4%/(d)/




/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b)// /Period from March 1, 2001, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003     2002     2001/(C)/
                          ----     ----     ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $8.72    $8.31    $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03     0.09      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    4.31     0.42     (2.03)
                          ----     ----     -----
 Total From Investment
            Operations    4.34     0.51     (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --    (0.10)       --
 ----                             -----
   Total Dividends and
         Distributions      --    (0.10)       --
 ----                             -----
Net Asset Value, End
 of Period............  $13.06    $8.72     $8.31
                        ======    =====     =====
Total Return..........   49.77%    6.03%   (18.93)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $13   $2,517      $314
 Ratio of Expenses to
  Average Net Assets..    1.35%    1.35%     1.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.35%      --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%    0.73%     3.65%/(e)/
 Portfolio Turnover
  Rate................   144.7%   151.0%    156.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003      2002      2001/(C)/
                          ----      ----      ----
INTERNATIONAL FUND I
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $6.52     $7.46      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.06      0.02         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.50     (0.88)     (2.08)
                          ----     -----      -----
 Total From Investment
            Operations    1.56     (0.86)     (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)    (0.08)        --
 ----                    -----     -----
   Total Dividends and
         Distributions   (0.07)    (0.08)        --
 ----                    -----     -----
Net Asset Value, End
 of Period............   $8.01     $6.52      $7.46
                         =====     =====      =====
Total Return..........   24.09%   (11.60)%   (21.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,611   $20,504     $1,782
 Ratio of Expenses to
  Average Net Assets..    0.90%     0.90%      0.90%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.90%     0.90%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.91%     1.15%      0.34%/(e)/
 Portfolio Turnover
  Rate................   162.2%     71.4%      86.8%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003       2002      2001/(C)/
                            ----       ----      ----
INTERNATIONAL FUND II
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.63      $7.58     $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10      (0.01)      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.65      (0.86)     (2.70)
                            ----      -----      -----
 Total From Investment
            Operations      1.75      (0.87)     (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --      (0.08)        --
 ------                               -----
   Total Dividends and
         Distributions        --      (0.08)        --
 ------                               -----
Net Asset Value, End
 of Period............     $8.38      $6.63      $7.58
                           =====      =====      =====
Total Return..........     26.40%    (11.58)%   (25.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $208,785   $117,442     $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%      0.99%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%      1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.37%      0.93%      0.36%/(e)/
 Portfolio Turnover
  Rate................     135.3%      96.9%     143.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.19 per share from November 27, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003/(B)/
                          ----
LARGECAP BLEND FUND I
---------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.02
                           ----
 Total From Investment
            Operations     2.12
                           ----
Net Asset Value, End
 of Period............   $12.12
                         ======
Total Return..........    21.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,910
 Ratio of Expenses to
  Average Net Assets..     0.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.02%/(d)/
 Portfolio Turnover
  Rate................    109.2%/(d)/
                              /



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(c)/ / /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003         2002      2001/(D)/
                           ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.75        (1.05)     (1.46)
                           ----        -----      -----
 Total From Investment
            Operations     0.77        (1.08)     (1.46)
                           ----        -----      -----
Net Asset Value, End
 of Period............    $5.86        $5.09      $6.17
                          =====        =====      =====
Total Return..........    15.22%      (17.50)%   (19.66)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..     0.55%        0.55%      0.55%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.55%          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.38%        0.34%      0.34%/(f)/
 Portfolio Turnover
  Rate................     59.2%/(c)/   29.6%      37.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

/ /

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003     2002      2001/(B)/
                            ----     ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.76    $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12     0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.24    (1.35)     (1.36)
                            ----    -----      -----
 Total From Investment
            Operations      1.36    (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)   (0.09)        --
 ----                      -----    -----
   Total Dividends and
         Distributions     (0.08)   (0.09)        --
 ----                      -----    -----
Net Asset Value, End
 of Period............     $8.04    $6.76      $8.09
                           =====    =====      =====
Total Return..........     20.35%  (15.54)%   (13.84)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $114,300       $7         $8
 Ratio of Expenses to
  Average Net Assets..      0.15%    0.15%      0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.54%    1.44%      1.25%/(d)/
 Portfolio Turnover
  Rate................       1.1%    67.9%     117.4%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003      2002     2001/(C)/
                           ----      ----     ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.27     $9.14    $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14      0.13      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.50     (0.90)    (1.00)
                           ----     -----     -----
 Total From Investment
            Operations     1.64     (0.77)    (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)    (0.10)       --
 ----                     -----     -----
   Total Dividends and
         Distributions    (0.09)    (0.10)       --
 ----                     -----     -----
Net Asset Value, End
 of Period............    $9.82     $8.27     $9.14
                          =====     =====     =====
Total Return..........    19.97%    (8.54)%   (9.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $59,663   $27,086    $1,946
 Ratio of Expenses to
  Average Net Assets..     0.45%     0.45%     0.45%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.45%     0.45%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.59%     1.58%     1.53%/(e)/
 Portfolio Turnover
  Rate................    179.1%    128.9%    116.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.18 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003       2002     2001/(D)/
                          ----       ----     ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.01      $9.29     $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01       0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.35      (0.28)    (0.71)
                          ----      -----     -----
 Total From Investment
            Operations    2.36      (0.20)    (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)     (0.08)       --
                                                 --
 Tax Return of Capital
  Distribution........   (0.05)        --        --
 ----                               ----     ----
   Total Dividends and
         Distributions   (0.09)     (0.08)       --
                         -----      -----    ----
Net Asset Value, End
 of Period............  $11.28      $9.01     $9.29
                        ======      =====     =====
Total Return..........   26.42%     (2.23)%   (6.82)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $697         $9        $9
 Ratio of Expenses to
  Average Net Assets..    0.65%      0.65%     0.65%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.65%      0.65%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.69%      0.86%     0.82%/(f)/
 Portfolio Turnover
  Rate................    35.3%/(c)/ 62.0%     55.6%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003      2002      2001/(C)/
                          ----      ----      ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $4.00     $5.72      $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)    (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.23     (1.71)     (2.09)
                          ----     -----      -----
 Total From Investment
            Operations    1.21     (1.72)     (2.10)
                          ----     -----      -----
Net Asset Value, End
 of Period............   $5.21     $4.00      $5.72
                         =====     =====      =====
Total Return..........   30.25%   (30.07)%   (27.13)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,861        $5         $7
 Ratio of Expenses to
  Average Net Assets..    0.65%     0.65%      0.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.65%     0.65%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.39)%   (0.28)%    (0.27)%/(e)/
 Portfolio Turnover
  Rate................   290.7%    276.9%     299.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003    2002     2001/(B)/
                          ----    ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $8.48   $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.09    0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.45   (0.58)    (0.91)
                          ----   -----     -----
 Total From Investment
            Operations    2.54   (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.07)  (0.09)       --
 Distributions from
  Realized Gains......      --   (0.07)       --
 ----                            -----    ----
   Total Dividends and
         Distributions   (0.07)  (0.16)       --
                         -----   -----    ----
Net Asset Value, End
 of Period............  $10.95   $8.48     $9.13
                        ======   =====     =====
Total Return..........   30.23%  (5.61)%   (8.24)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11      $8        $9
 Ratio of Expenses to
  Average Net Assets..    0.15%   0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.03%   0.95%     0.90%/(d)/
 Portfolio Turnover
  Rate................    41.4%   48.5%     63.4%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003    2002     2001/(C)/
                          ----    ----     ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.73   $9.96    $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.08    0.11      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.07    0.04     (0.60)
                          ----    ----     -----
 Total From Investment
            Operations    2.15    0.15     (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)  (0.11)       --
 Distributions from
  Realized Gains......      --   (0.27)       --
 ----                            -----
   Total Dividends and
         Distributions   (0.11)  (0.38)       --
 ----                    -----   -----
Net Asset Value, End
 of Period............  $11.77   $9.73     $9.96
                        ======   =====     =====
Total Return..........   22.33%   1.19%    (4.69)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $92      $9        $9
 Ratio of Expenses to
  Average Net Assets..    0.65%   0.64%     0.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.65%   0.65%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.86%   1.08%     0.99%/(e)/
 Portfolio Turnover
  Rate................   186.5%  172.2%    122.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003     2002    2001/(B)/
                           ----     ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $1.000   $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.009    0.016    0.027
                          -----    -----    -----
 Total From Investment
            Operations    0.009    0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.009)  (0.016)  (0.027)
                         ------   ------   ------
   Total Dividends and
         Distributions   (0.009)  (0.016)  (0.027)
                         ------   ------   ------
Net Asset Value, End
 of Period............   $1.000   $1.000   $1.000
                         ======   ======   ======
Total Return..........     0.89%    1.64%    2.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,684   $1,522     $186
 Ratio of Expenses to
  Average Net Assets..     0.40%    0.40%    0.40%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%    1.53%    3.39%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003       2002      2001/(C)/
                            ----       ----      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.17      $9.11     $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10       0.06       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.17      (0.93)     (1.34)
                            ----      -----      -----
 Total From Investment
            Operations      1.27      (0.87)     (1.27)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)     (0.07)     (0.02)
                           -----      -----      -----
   Total Dividends and
         Distributions     (0.04)     (0.07)     (0.02)
                           -----      -----      -----
Net Asset Value, End
 of Period............     $9.40      $8.17      $9.11
                           =====      =====      =====
Total Return..........     15.68%     (9.66)%   (11.57)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $289,273   $138,527    $15,058
 Ratio of Expenses to
  Average Net Assets..      0.74%      0.73%      0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.13%      1.23%      1.15%/(e)/
 Portfolio Turnover
  Rate................      41.7%      71.9%      59.4%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c)/ Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2003      2002      2001/(D)/
                         ----      ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............  $6.03     $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............   0.08      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   1.09     (1.51)     (1.38)
                         ----     -----      -----
 Total From Investment
            Operations   1.17     (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.07)    (0.08)        --
 ----                   -----     -----
   Total Dividends and
         Distributions  (0.07)    (0.08)        --
 ----                   -----     -----
Net Asset Value, End
 of Period............  $7.13     $6.03      $7.55
                        =====     =====      =====
Total Return..........  19.52%   (19.29)%   (15.07)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $8        $7         $8
 Ratio of Expenses to
  Average Net Assets..   0.44%     0.45%      0.45%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...   0.45%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.21%     1.05%      0.96%/(f)/
 Portfolio Turnover
  Rate................   82.9%     89.4%      71.7%/(f)/



/(a) /Effective September 26, 2002, LargeCap Blend Fund changed its name to
  Partners LargeCap Blend Fund I.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2003/(C)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    2.02
                          ----
 Total From Investment
            Operations    2.03
                          ----
Net Asset Value, End
 of Period............  $12.03
                        ======
Total Return..........   20.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,414
 Ratio of Expenses to
  Average Net Assets..    0.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.06%/(e)/
 Portfolio Turnover
  Rate................    64.8%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c)/ Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003       2002      2001/(C)/
                            ----       ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.09      $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02         --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.90      (1.41)     (2.80)
                            ----      -----      -----
 Total From Investment
            Operations      0.92      (1.41)     (2.80)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.01)        --         --
  -----                    -----
Net Asset Value, End
 of Period............     $7.00      $6.09      $7.50
                           =====      =====      =====
Total Return..........     15.14%    (18.80)%   (25.63)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $513,520   $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.75%      0.75%      0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.75%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.39%      0.25%     (0.01)%/(e)/
 Portfolio Turnover
  Rate................     130.9%     182.9%     104.8%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b)/ Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized gain of $.30 per share from November 28, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003      2002      2001/(B)/
                           ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.11     (1.25)     (3.21)
                           ----     -----      -----
 Total From Investment
            Operations     1.11     (1.25)     (3.23)
                           ----     -----      -----
Net Asset Value, End
 of Period............    $7.30     $6.19      $7.44
                          =====     =====      =====
Total Return..........    17.93%   (16.80)%   (29.18)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..     1.00%     1.00%      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.05)%   (0.07)%    (0.23)%/(d)/
 Portfolio Turnover
  Rate................    193.9%    176.7%     153.6%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.66 per share from November 30, 2000 through December 5, 2000.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003       2002      2001/(C)/
                            ----       ----      ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.39     $10.45     $10.41
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18       0.11       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.95      (1.07)      0.03
                            ----      -----       ----
 Total From Investment
            Operations      2.13      (0.96)      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)     (0.06)     (0.03)
 Distributions from
  Realized Gains......        --      (0.04)        --
  ------                              -----
   Total Dividends and
         Distributions     (0.10)     (0.10)     (0.03)
                           -----      -----      -----
Net Asset Value, End
 of Period............    $11.42      $9.39     $10.45
                          ======      =====     ======
Total Return..........     22.86%     (9.32)%     2.21%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $964,633   $441,889    $23,921
 Ratio of Expenses to
  Average Net Assets..      0.77%      0.80%      0.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.80%      0.80%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.79%      1.59%      1.33%/(e)/
 Portfolio Turnover
  Rate................      16.2%       7.8%      19.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.40 per share from November 27, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2003      2002      2001/(C)/
                         ----      ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $5.10     $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............  (0.04)    (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   2.14     (1.16)     (2.00)
                         ----     -----      -----
 Total From Investment
            Operations   2.10     (1.21)     (1.96)
                         ----     -----      -----
Net Asset Value, End
 of Period............  $7.20     $5.10      $6.31
                        =====     =====      =====
Total Return..........  41.18%   (19.18)%   (24.07)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $8        $6         $7
 Ratio of Expenses to
  Average Net Assets..   0.99%     1.00%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...   1.00%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.76)%   (0.78)%    (0.77)%/(e)/
 Portfolio Turnover
  Rate................  163.3%    225.6%     347.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.







                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003      2002     2001/(C)/
                           ----      ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.34     $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01     (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.69     (0.04)    (0.73)
                           ----     -----     -----
 Total From Investment
            Operations     2.70     (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --     (0.01)    (0.01)
 Tax Return of Capital
  Distribution........       --     (0.02)       --
 -----                              -----
   Total Dividends and
         Distributions       --     (0.03)    (0.01)
  ----                              -----     -----
Net Asset Value, End
 of Period............   $12.04     $9.34     $9.43
                         ======     =====     =====
Total Return..........    28.91%    (0.67)%   (6.28)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $78,679   $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..     0.98%     1.00%     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.07%       --      0.44%/(e)/
 Portfolio Turnover
  Rate................     49.7%     80.0%    224.9%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.13 per share from November 28, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2003/(B)/
                         ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    3.62
                          ----
 Total From Investment
            Operations    3.62
                          ----
Net Asset Value, End
 of Period............  $13.62
                        ======
Total Return..........   36.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,868
 Ratio of Expenses to
  Average Net Assets..    0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(d)/
 Portfolio Turnover
  Rate................   111.5%/(d)/



/(a) /Expense ratio without fees paid indirectly.
/(b) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(c)/ / /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003       2002      2001/(C)/
                           ----       ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.12      $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)     (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.03      (2.19)     (2.43)
                           ----      -----      -----
 Total From Investment
            Operations     1.98      (2.23)     (2.47)
                           ----      -----      -----
Net Asset Value, End
 of Period............    $7.10      $5.12      $7.35
                          =====      =====      =====
Total Return..........    38.67%    (30.34)%   (23.36)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $60,637    $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.09%      1.10%      1.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.10%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.89)%    (0.90)%    (0.78)%/(e)/
 Portfolio Turnover
  Rate................    333.6%     110.9%     161.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003      2002      2001/(C)/
                            ----      ----      ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $5.72     $6.27     $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)    (0.12)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.20     (0.43)     (4.54)
                            ----     -----      -----
 Total From Investment
            Operations      2.16     (0.55)     (4.58)
                            ----     -----      -----
Net Asset Value, End
 of Period............     $7.88     $5.72      $6.27
                           =====     =====      =====
Total Return..........     37.76%    (8.77)%   (41.04)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $162,128    $7,077     $1,166
 Ratio of Expenses to
  Average Net Assets..      0.95%     0.99%      1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.00%     1.00%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.57)%   (0.70)%    (0.48)%/(e)/
 Portfolio Turnover
  Rate................     115.9%    120.1%     159.8%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003        2002     2001/(B)/
                            ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.70       (0.21)       --
 -------
 Total From Investment
            Operations      3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.09)      (0.15)       --
 -------                               -----
   Total Dividends and
         Distributions     (0.09)      (0.15)       --
 ----                      -----       -----
Net Asset Value, End
 of Period............    $13.21       $9.60    $10.00
                          ======       =====    ======
Total Return..........     38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%       1.00%     1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%     (0.20)%   (0.07)%/(c)/
 Portfolio Turnover
  Rate................      44.1%       27.9%     58.0%/(c)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
/(c) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003/(C)/
                          ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.91
                           ----
 Total From Investment
            Operations     3.99
                           ----
Net Asset Value, End
 of Period............   $13.99
                         ======
Total Return..........    39.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $51,198
 Ratio of Expenses to
  Average Net Assets..     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.00%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.73%/(e)/
 Portfolio Turnover
  Rate................     67.2%/(e)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c)/ Period from December 30, 2002, date operations commenced, through October
  31, 2003.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                            2003     2002/(B)/
                            ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.40      0.06
                            ----      ----
 Total From Investment
            Operations      1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)       --
  ----                     -----
   Total Dividends and
         Distributions     (0.10)       --
  ----                     -----
Net Asset Value, End
 of Period............    $11.21    $10.30
                          ======    ======
Total Return..........      9.84%     3.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%     0.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.68%     7.04%/(d)/
 Portfolio Turnover
  Rate................      31.1%     11.3%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003      2002     2001/(C)/
                            ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.25     (0.51)    (0.21)
                            ----     -----     -----
 Total From Investment
            Operations      1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)    (0.16)       --
 ----                      -----     -----
   Total Dividends and
         Distributions     (0.16)    (0.16)       --
 ----                      -----     -----
Net Asset Value, End
 of Period............    $10.63     $9.40     $9.87
                          ======     =====     =====
Total Return..........     15.00%    (3.25)%   (1.30)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.41%     2.84%     3.44%/(e)/
 Portfolio Turnover
  Rate................      47.8%     17.6%      2.2%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003      2002     2001/(C)/
                            ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.42     (0.63)    (0.32)
                            ----     -----     -----
 Total From Investment
            Operations      1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)    (0.14)       --
 ----                      -----     -----
   Total Dividends and
         Distributions     (0.13)    (0.14)       --
 ----                      -----     -----
Net Asset Value, End
 of Period............    $10.55     $9.14     $9.72
                          ======     =====     =====
Total Return..........     17.14%    (4.67)%   (2.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.25%     2.34%     2.81%/(e)/
 Portfolio Turnover
  Rate................      41.1%     12.3%      4.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b)/ Does not include expenses of the investment companies in which the Fund invests.
/(c)/ Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2003      2002     2001/(C)/
                            ----      ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.77     $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09      0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.48     (0.79)    (0.50)
                            ----     -----     -----
 Total From Investment
            Operations      1.57     (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)    (0.14)       --
 ----                      -----     -----
   Total Dividends and
         Distributions     (0.13)    (0.14)       --
 ----                      -----     -----
Net Asset Value, End
 of Period............    $10.21     $8.77     $9.53
                          ======     =====     =====
Total Return..........     18.16%    (6.63)%   (4.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $147,968   $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.97%     1.91%     2.29%/(e)/
 Portfolio Turnover
  Rate................      52.4%     19.9%     60.2%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003      2002     2001/(C)/
                           ----      ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.68     $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07      0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.56     (0.92)    (0.44)
                           ----     -----     -----
 Total From Investment
            Operations     1.63     (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)    (0.13)       --
 Distributions from
  Realized Gains......       --     (0.01)       --
 -----                              -----
   Total Dividends and
         Distributions    (0.09)    (0.14)       --
 ----                     -----     -----
Net Asset Value, End
 of Period............   $10.22     $8.68     $9.58
                         ======     =====     =====
Total Return..........    19.06%    (8.12)%   (4.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,706   $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.78%     1.53%     1.77%/(e)/
 Portfolio Turnover
  Rate................     46.0%     19.6%    316.2%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c)/ Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003     2002     2001/(C)/
                           ----     ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $8.14    $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04     0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.62    (1.09)    (0.80)
                           ----    -----     -----
 Total From Investment
            Operations     1.66    (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)   (0.14)       --
 ----                     -----    -----
   Total Dividends and
         Distributions    (0.07)   (0.14)       --
 ----                     -----    -----
Net Asset Value, End
 of Period............    $9.73    $8.14     $9.22
                          =====    =====     =====
Total Return..........    20.54%  (10.45)%   (7.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,633   $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%    0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%    1.19%     1.09%/(e)/
 Portfolio Turnover
  Rate................     45.7%    25.4%     59.0%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003      2002     2001/(C)/
                           ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.04     (0.32)    (0.05)
                           ----     -----     -----
 Total From Investment
            Operations     1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)    (0.18)       --

 Distributions from
  Realized Gains......    (0.01)       --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.15)    (0.18)       --
 ----                     -----     -----
Net Asset Value, End
 of Period............   $10.77     $9.72    $10.03
                         ======     =====    ======
Total Return..........    12.41%    (1.36)%    0.30%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%     0.12%     0.12%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.50%     2.97%     3.44%/(e)/
 Portfolio Turnover
  Rate................     43.9%     46.2%    103.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003     2002    2001/(B)/
                           ----     ----    ----
REAL ESTATE FUND
----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.17   $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.54     0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.20     0.63     0.15
                           ----     ----     ----
 Total From Investment
            Operations     3.74     1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.35)   (0.41)      --
 ----                     -----    -----
   Total Dividends and
         Distributions    (0.35)   (0.41)      --
 ----                     -----    -----
Net Asset Value, End
 of Period............   $14.56   $11.17   $10.50
                         ======   ======   ======
Total Return..........    34.31%   10.38%    4.17%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $97,960      $11      $11
 Ratio of Expenses to
  Average Net Assets..     0.85%    0.85%    0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.08%    3.91%    4.91%/(d)/
 Portfolio Turnover
  Rate................     35.4%    46.3%    77.5%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2003     2002     2001/(C)/
                          ----     ----     ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $9.60   $10.44    $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.05     0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    3.56    (0.78)    (0.07)
                          ----    -----     -----
 Total From Investment
            Operations    3.61    (0.75)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --    (0.06)       --
 Distributions from
  Realized Gains......      --    (0.02)       --
 Tax Return of Capital
  Distributions.......      --    (0.01)       --
 ----                             -----
   Total Dividends and
         Distributions      --    (0.09)       --
 ----                             -----
Net Asset Value, End
 of Period............  $13.21    $9.60    $10.44
                        ======    =====    ======
Total Return..........   37.60%   (7.34)%   (0.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,318   $4,681       $10
 Ratio of Expenses to
  Average Net Assets..    0.75%    0.74%     0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    0.75%    0.75%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%    0.66%     0.71%/(e)/
 Portfolio Turnover
  Rate................   113.2%   108.8%    123.5%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2003      2002      2001/(C)/
                         ----      ----      ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $4.91     $7.35      $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     --        --      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   2.57     (2.08)     (1.70)
                         ----     -----      -----
 Total From Investment
            Operations   2.57     (2.08)     (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     --     (0.36)        --
 ----                   ----      -----
   Total Dividends and
         Distributions     --     (0.36)        --
 ----                   ----      -----
Net Asset Value, End
 of Period............  $7.48     $4.91      $7.35
                        =====     =====      =====
Total Return..........  52.34%   (30.33)%   (17.97)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $8    $4,344       $560
 Ratio of Expenses to
  Average Net Assets..   0.75%     0.75%      0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     --      0.75%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..  (0.08)%   (0.31)%    (0.45)%/(e)/
 Portfolio Turnover
  Rate................  270.1%    255.3%     178.3%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c)/ Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003     2002     2001/(B)/
                           ----     ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $9.59   $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08     0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     3.07    (0.47)    (0.60)
                           ----    -----     -----
 Total From Investment
            Operations     3.15    (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)   (0.06)       --
 Distributions from
  Realized Gains......       --    (0.14)       --
 -----                             -----
   Total Dividends and
         Distributions    (0.04)   (0.20)       --
 ----                     -----    -----
Net Asset Value, End
 of Period............   $12.70    $9.59    $10.19
                         ======    =====    ======
Total Return..........    33.04%   (4.19)%   (5.12)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,585       $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%    0.15%     0.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.74%    0.66%     0.65%/(d)/
 Portfolio Turnover
  Rate................     44.6%    61.0%     62.0%/(d)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.

 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2003     2002    2001/(C)/
                           ----     ----    ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.48   $10.54   $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07     0.12     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     4.20     0.39    (0.11)
                           ----     ----    -----
 Total From Investment
            Operations     4.27     0.51    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)   (0.10)      --
 Distributions from
  Realized Gains......       --    (0.47)      --
 -----                             -----
   Total Dividends and
         Distributions    (0.07)   (0.57)      --
 ----                     -----    -----
Net Asset Value, End
 of Period............   $14.68   $10.48   $10.54
                         ======   ======   ======
Total Return..........    40.94%    4.60%   (0.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,493   $9,641   $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%    0.74%    0.75%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.75%    0.75%      --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.62%    0.88%    0.79%/(e)/
 Portfolio Turnover
  Rate................    221.7%   134.3%    89.1%/(e)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Institutional shares incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.



                                      191



 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.



Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

PERFORMANCE RESULTS - STABLE FUNDS



                              AVERAGE ANNUAL PERFORMANCE                                     ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2003)                                  (YEAR ENDED DECEMBER 31)

                                                       LIFE OF
                        YTD   1 YR  3 YR  5 YR  10 YR   FUND         2003  2002  2001  2000  1999  1998  1997  1996  1995    1994
                        ----------------------------------------     --------------------------------------------------------------
CAPITAL PRESERVATION
FUND INSTITUTIONAL/
(1)/                    3.11  3.11  N/A   N/A   N/A    3.83          3.11  4.15
 Lehman Brothers
 Mutual Fund U.S.
 Govt. 1-3 Year
 Index                  2.02  2.02  5.49  5.51  5.66                 2.02  6.28  8.53  8.17  2.97  6.97  6.65  5.08  10.84  0.52
 Morningstar
 Short-Term Bond
 Category               2.39  2.39  5.02  5.07  5.28                 2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86


HIGH QUALITY
SHORT-TERM BOND FUND
INSTITUTIONAL/ (2)/     2.87  2.87  N/A   N/A   N/A    5.38          2.87  7.67
Principal Global
Investors Limited Term
Fixed Income
Composite                           6.05  5.57  N/A                        8.01  7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    3.35  3.35  6.80  6.26  6.24                 3.35  8.12  9.03  8.91  2.09  7.63  7.13  4.67  12.88  -0.72
 Morningstar
 Short-Term Bond
 Category               2.39  2.39  5.02  5.07  5.28                 2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35  11.48  -0.86


MONEY MARKET FUND
INSTITUTIONAL/ (2)/     0.80  0.80  N/A   N/A   N/A    1.89          0.80  1.49
Principal Global
Investors Money Market
Composite                           2.37  3.59  4.23                       1.75  4.33  6.21  4.71  5.13  5.10  4.95  5.53   3.69


/(1) /Fund's inception
06/15/01
/(2) /Institutional
Class Shares inception
03/01/01


                        ----------------------------------------     --------------------------------------------------------------

PERFORMANCE RESULTS - CONSERVATIVE FUNDS


                               AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                          LIFE OF
                         YTD   1 YR   3 YR   5 YR  10 YR   FUND         2003
                        -------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL/ (1)/     4.04   4.04   N/A    N/A   N/A    6.25          4.04
Principal Global
Investors Multi Sector
Fixed Income
Composite                             7.87   6.92  7.19
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62  6.95                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          4.92   4.92   6.77   5.67  6.08                 4.92


GOVERNMENT SECURITIES
FUND INSTITUTIONAL/
(1)/                    1.70   1.70   N/A    N/A   N/A    5.44          1.70
Principal Global
Investors Mortgage
Backed Securities
Composite                             6.06   5.84  6.35
 Lehman Brothers
 Government/Mortgage
 Index                  2.73   2.73   6.79   6.34  6.76                 2.73
 Lehman Brothers
 Mortgage Backed
 Securities Index       3.05   3.05   6.64   6.55  6.89                 3.05
 Morningstar
 Intermediate
 Government Category    2.15   2.15   6.05   5.51  5.81                 2.15


HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
/(1)/                   3.75   3.75   N/A    N/A   N/A    6.59          3.75
Principal Global
Investors Multi Sector
High Qual. Fixed Inc.
Composite                             7.39   6.39  N/A
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62  6.95                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          4.92   4.92   6.77   5.67  6.08                 4.92


HIGH QUALITY LONG-TERM
BOND FUND
INSTITUTIONAL/ (1)/     4.26   4.26   N/A    N/A   N/A    7.08          4.26
Principal Global
Investors Long Term
Fixed Income
Composite                             7.82   5.07  N/A
 Lehman Brothers
 Government/Credit
 Bond Index             4.68   4.68   8.04   6.65  6.98                 4.68
 Morningstar Long-Term
 Bond Category          7.98   7.98   8.07   6.33  6.48                 7.98


PREFERRED SECURITIES
FUND INSTITUTIONAL/
(//2//)/                10.72  10.72  N/A    N/A   N/A    9.42          10.72
Spectrum Preferred
Securities Composite                  11.08  8.60  9.83
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62  6.95                 4.11
 Morningstar
 Intermediate-Term
 Bond Category          4.92   4.92   6.77   5.67  6.08                 4.92


 /(1)/ Institutional
 Class Shares
 inception 03/01/01
 /(//2//)/ Funds
 inception 05/01/02


                        -------------------------------------------     -------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2002   2001   2000   1999   1998   1997   1996  1995    1994
                        --------------------------------------------------------------
BOND & MORTGAGE         9.27
SECURITIES FUND
INSTITUTIONAL/ (1)/
Principal Global        9.94   8.43   12.00  -0.57  7.97   10.16  3.94  18.41  -2.05
Investors Multi Sector
Fixed Income
Composite
 Lehman Brothers        10.26  8.42   11.63  -0.82  8.69   9.65   3.63  18.47  -2.92
 Aggregate Bond Index
 Morningstar            7.88   7.36   9.45   -1.22  7.42   8.76   3.30  17.35  -3.73
 Intermediate-Term
 Bond Category


GOVERNMENT SECURITIES   8.77
FUND INSTITUTIONAL/
(1)/
Principal Global        8.84   7.51   11.08  0.22   7.62   9.97   3.90  19.10  -4.41
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers        10.06  7.71   12.29  -0.54  8.72   9.54   3.68  17.81  -2.76
 Government/Mortgage
 Index
 Lehman Brothers        8.75   8.22   11.16  1.85   6.97   9.49   5.36  16.80  -1.61
 Mortgage Backed
 Securities Index
 Morningstar            9.07   6.84   10.76  -1.44  7.45   8.45   2.80  16.42  -4.02
 Intermediate
 Government Category


HIGH QUALITY            9.91
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
/(1)/
Principal Global        10.02  8.32   10.71  -0.57  8.28   9.32
Investors Multi Sector
High Qual. Fixed Inc.
Composite
 Lehman Brothers        10.26  8.42   11.63  -0.82  8.69   9.65   3.63  13.47  -2.92
 Aggregate Bond Index
 Morningstar            7.88   7.36   9.45   -1.22  7.42   8.76   3.30  17.35  -3.73
 Intermediate-Term
 Bond Category


HIGH QUALITY LONG-TERM  11.18
BOND FUND
INSTITUTIONAL/ (1)/
Principal Global        11.35  8.05   10.40  -7.41  10.39  4.85
Investors Long Term
Fixed Income
Composite
 Lehman Brothers        11.02  8.51   11.84  -2.15  9.47   9.75   2.91  19.24  -3.50
 Government/Credit
 Bond Index
 Morningstar Long-Term  8.60   7.51   9.26   -2.78  6.51   10.53  3.54  21.33  -6.13
 Bond Category


PREFERRED SECURITIES
FUND INSTITUTIONAL/
(//2//)/
Spectrum Preferred      9.72   10.55  16.11  -5.05  8.25   12.47  7.95  23.50  4.21
Securities Composite
 Lehman Brothers        10.26  8.42   11.63  -0.82  8.69   9.65   3.63  13.47  -2.92
 Aggregate Bond Index
 Morningstar            7.88   7.36   9.45   -1.22  7.42   8.76   3.30  17.35  -3.73
 Intermediate-Term
 Bond Category


 /(1)/ Institutional
 Class Shares
 inception 03/01/01
 /(//2//)/ Funds
 inception 05/01/02


                        --------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)

                                                            LIFE OF
                         YTD   1 YR    3 YR   5 YR   10 YR   FUND         2003
                        ---------------------------------------------     -------
LARGECAP BLEND FUND I
INSTITUTIONAL/(1)/      28.32  28.32  N/A     N/A    N/A    28.23         28.32
Principal Global
Investors Enhanced
Large Cap Equity
Composite                             N/A     N/A    N/A
 S&P 500 Index
                        28.67  28.67  -4.05   -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72  -4.76   -0.43  9.24                 26.72


LARGECAP GROWTH FUND
INSTITUTIONAL/
(//2//)/                24.89  24.89  N/A     N/A    N/A    -8.00         24.89
Principal Global
Investors Growth
Equity Composite                      -12.51  N/A    N/A
 Russell 1000 Growth
 Index                  29.76  29.76  -9.36   -5.11  9.21                 29.76
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20  7.96                 28.55


LARGECAP S&P 500 INDEX
FUND INSTITUTIONAL/
(//2//)/                28.06  28.06  N/A     N/A    N/A    -2.56         28.06
Principal Global
Investors S&P 500
Index Composite                       -4.42   -0.94  10.67
 S&P 500 Index
                        28.67  28.67  -4.05   -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72  -4.76   -0.43  9.24                 26.72


LARGECAP VALUE FUND
INSTITUTIONAL/
(//2//)/                25.48  25.48  N/A     N/A    N/A    1.77          25.48
Principal Global
Investors Large Cap
Value Composite                       -0.16   2.33   10.31
 Russell 1000 Value
 Index                  30.03  30.03  1.22    3.57   11.87                30.03
 Morningstar Large
 Value Category         28.40  28.40  -0.22   2.53   9.85                 28.40


MIDCAP VALUE FUND
INSTITUTIONAL/
(//2//)/                28.21  28.21  N/A     N/A    N/A    7.93          28.21
Principal Global
Investors Mid Cap
Value Composite                       7.19    3.94   10.87
 Russell Midcap Value
 Index                  38.06  38.06  8.48    8.73   13.04                38.06
 Morningstar Mid-Cap
 Value Category         34.38  34.38  7.32    9.11   11.67                34.38


PARTNERS LARGECAP
BLEND FUND I
INSTITUTIONAL/
(//2//)/                27.98  27.98  N/A     N/A    N/A    -4.72         27.98
Goldman Sachs Large
Cap Blend Composite                   -3.42   0.01   11.39
Wellington LargeCap
Blend Composite                       -5.71   -1.10  10.46
 S&P 500 Index
                        28.67  28.67  -4.05   -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72  -4.76   -0.43  9.24                 26.72


PARTNERS LARGECAP
BLEND FUND
INSTITUTIONAL/
(//3//)/                23.93  23.93  -1.23   N/A    N/A    -0.59         23.93
Federated Core Equity
Composite                                     5.91   N/A
 S&P 500 Index
                        28.67  28.67  -4.05   -0.57  11.06                28.67
 Morningstar Large
 Blend Category         26.72  26.72  -4.76   -0.43  9.24                 26.72


/(1) /Fund's inception
12/30/02
/(2) /Institutional
Class Shares inception
03/01/01
/(//3//) /Fund's
inception 12/06/00


                        ---------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999   1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
LARGECAP BLEND FUND I
INSTITUTIONAL/(1)/
Principal Global        -22.15
Investors Enhanced
Large Cap Equity
Composite
 S&P 500 Index          -11.88  -9.11   21.04   28.58  33.36  22.96  37.58  1.32   10.08
 Morningstar Large      -13.68  -6.97   19.72   21.95  27.43  20.37  31.99  -1.08  11.12
 Blend Category


LARGECAP GROWTH FUND    -28.30
INSTITUTIONAL/
(//2//)/
Principal Global
Investors Growth                -25.45  -10.24
Equity Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71  30.49  23.12  37.19  2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.56  25.00  18.95  32.27  -2.32
 Growth Category


LARGECAP S&P 500 INDEX  -22.27
FUND INSTITUTIONAL/
(//2//)/
Principal Global
Investors S&P 500               -12.30  -9.44   20.62  28.18  32.89  22.51  37.07  1.05
Index Composite
 S&P 500 Index          -22.11  -11.88  -9.11   21.04  28.58  33.36  22.96  37.58  1.32
 Morningstar Large      -22.02  -13.68  -6.97   19.72  21.95  27.43  20.37  31.99  -1.08
 Blend Category


LARGECAP VALUE FUND     -12.92
INSTITUTIONAL/
(//2//)/
Principal Global
Investors Large Cap             -8.30   3.88    -7.12  18.04  28.94  22.18
Value Composite
 Russell 1000 Value     -15.52  -5.59   7.02    7.35   15.63  35.18  21.64  38.35  -1.99
 Index
 Morningstar Large      -18.92  -5.37   5.47    6.63   13.10  27.01  20.79  32.28  -0.81
 Value Category


MIDCAP VALUE FUND       -8.01
INSTITUTIONAL/
(//2//)/
Principal Global
Investors Mid Cap               3.67    6.32    -7.36  3.25   35.49  16.03  41.18  0.98
Value Composite
 Russell Midcap Value   -9.65   2.34    19.18   -0.11  5.09   34.37  20.26  34.93  -2.13
 Index
 Morningstar Mid-Cap    -12.91  6.40    16.82   7.78   3.92   26.04  20.50  29.27  -1.11
 Value Category


PARTNERS LARGECAP       -24.89
BLEND FUND I
INSTITUTIONAL/
(//2//)/
Goldman Sachs Large
Cap Blend Composite             -10.54  -9.05   22.28  27.00  33.36  24.62  37.48  1.27
Wellington LargeCap
Blend Composite                 -12.79  -6.49   20.67  33.73  31.37  24.24  33.94  -2.23
 S&P 500 Index          -22.11  -11.88  -9.11   21.04  28.58  33.36  22.96  37.58  1.32
 Morningstar Large      -22.02  -13.68  -6.97   19.72  21.95  27.43  20.37  31.99  -1.08
 Blend Category


PARTNERS LARGECAP       -16.28  -7.13
BLEND FUND
INSTITUTIONAL/
(//3//)/
Federated Core Equity
Composite                       -5.75   -3.31   44.20  20.71  31.30  18.98
 S&P 500 Index          -22.11  -11.88  -9.11   21.04  28.58  33.36  22.96  37.58  1.32
 Morningstar Large      -22.02  -13.68  -6.97   19.72  21.95  27.43  20.37  31.99  -1.08
 Blend Category


/(1) /Fund's inception
12/30/02
/(2) /Institutional
Class Shares inception
03/01/01
/(//3//) /Fund's
inception 12/06/00


                        ------------------------------------------------------------------

PERFORMANCE RESULTS - MODERATE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)

                                                            LIFE OF
                         YTD   1 YR    3 YR   5 YR   10 YR   FUND         2003
                        ---------------------------------------------     -------
PARTNERS LARGECAP
GROWTH FUND
INSTITUTIONAL/(1)/      23.50  23.50  N/A     N/A    N/A    23.43         23.50
Putnam Voyager Fund
Composite                             -11.38  -2.24  7.95
 Russell 1000 Growth
 Index                  29.76  29.76  -9.36   -5.11  9.21                 29.76
 S&P 500 Index
                        28.67  28.67  -4.05   -0.57  11.06                28.67
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20  7.96                 28.55


PARTNERS LARGECAP
GROWTH FUND I
INSTITUTIONAL/
(//1//)/                24.01  24.01  -8.44   N/A    N/A    -10.03        24.01
Morgan Stanley Equity
Growth Composite                              -1.03  11.49
 Russell 1000 Growth
 Index                  29.76  29.76  -9.36   -5.11  9.21                 29.76
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20  7.96                 28.55


PARTNERS LARGECAP
GROWTH FUND II
INSTITUTIONAL/ (1)/     26.08  26.08  -8.48   N/A    N/A    -10.05        26.08
American Century Large
Cap Growth Equity
Composite                                     -2.99  7.55
 Russell 1000 Growth
 Index                  29.76  29.76  -9.36   -5.11  9.21                 29.76
 Morningstar Large
 Growth Category        28.55  28.55  -10.39  -3.20  7.96                 28.55


PARTNERS LARGECAP
VALUE FUND
INSTITUTIONAL/
(//1//)/                27.48  27.48  5.15    N/A    N/A    6.67          27.48
Bernstein Diversified
Value Composite                               N/A    N/A
 Russell 1000 Value
 Index                  30.03  30.03  1.22    3.57   11.87                30.03
 Morningstar Large
 Value Category         28.40  28.40  -0.22   2.53   9.85                 28.40


PARTNERS MIDCAP VALUE
FUND INSTITUTIONAL/
(//1//)/                35.96  35.96  6.36    N/A    N/A    8.39          35.96
Neuberger Berman
MidCap Value Composite                        10.92  12.95
 Russell Midcap Value
 Index                  38.06  38.06  8.48    8.73   13.04                38.06
 Morningstar Mid-Cap
 Value Category         34.38  34.38  7.32    9.11   11.67                34.38


PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL/
(//2//)/                -0.10  N/A    N/A     N/A    N/A    -0.10
Goldman Sachs Mid Cap
Value Composite                28.16  11.14   12.65  N/A                  28.16
 Russell Midcap Value
 Index                  38.06  38.06  8.48    8.73   13.04                38.06
 Morningstar Mid-Cap
 Value Category         34.38  34.38  7.32    9.11   11.67                34.38


/(//1//) /Fund's
inception 12/06/00
/(2) /Fund's inception
12/15/03


                        ---------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999    1998   1997   1996   1995    1994
                        -------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND
INSTITUTIONAL/(1)/
Putnam Voyager Fund     -25.84  -23.03  -17.38  55.28  23.17   25.20  12.07  39.34  -0.05
Composite
 Russell 1000 Growth    -20.42  -22.42  33.16   38.71  30.49   23.12  37.19  2.66   2.90
 Index
 S&P 500 Index          -11.88  -9.11   21.04   28.58  33.36   22.96  37.58  1.32   10.08
 Morningstar Large      -23.63  -14.09  39.72   33.56  25.00   18.95  32.27  -2.32  10.31
 Growth Category


PARTNERS LARGECAP       -27.76  -14.32
GROWTH FUND I
INSTITUTIONAL/
(//1//)/
Morgan Stanley Equity
Growth Composite                        -11.00  39.42  21.11   31.40  31.23  45.03  3.18
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71   30.49  23.12  37.19  2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.58   25.00  18.95  32.27  -2.32
 Growth Category


PARTNERS LARGECAP       -25.95  -17.88
GROWTH FUND II
INSTITUTIONAL/ (1)/
American Century Large
Cap Growth Equity                       -14.71  34.68  36.77   29.28  14.92  20.35  -1.49
Composite
 Russell 1000 Growth    -27.88  -20.42  -22.42  33.16  38.71   30.49  23.12  37.19  2.66
 Index
 Morningstar Large      -27.73  -23.63  -14.09  39.72  33.58   25.00  18.95  32.27  -2.32
 Growth Category


PARTNERS LARGECAP       -13.
VALUE FUND              58      5.53
INSTITUTIONAL/
(//1//)/
Bernstein Diversified
Value Composite                         13.80
 Russell 1000 Value     -15.52  -5.59   7.02    7.35   15.63   35.18  21.64  38.35  -1.99
 Index
 Morningstar Large      -18.92  -5.37   5.47    6.63   13.10   27.01  20.79  32.28  -0.81
 Value Category


PARTNERS MIDCAP VALUE   -9.91   -1.78
FUND INSTITUTIONAL/
(//1//)/
Neuberger Berman
MidCap Value Composite                  29.70   8.04   -10.66  32.66  28.08  35.23  -1.89
 Russell Midcap Value   -9.65   2.34    19.18   -0.11  5.09    34.37  20.26  34.93  -2.13
 Index
 Morningstar Mid-Cap    -12.91  6.40    16.82   7.78   3.92    26.04  20.50  29.27  -1.11
 Value Category


PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL/
(//2//)/
Goldman Sachs Mid Cap
Value Composite         -4.72   12.38   32.25   -0.08  -5.55   36.02  21.41
 Russell Midcap Value   -9.65   2.34    19.18   -0.11  5.09    34.37  20.26  34.93  -2.13
 Index
 Morningstar Mid-Cap    -12.91  6.40    16.82   7.78   3.92    26.04  20.50  29.27  -1.11
 Value Category


/(//1//) /Fund's
inception 12/06/00
/(2) /Fund's inception
12/15/03


                        -------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2003)

                                                            LIFE OF
                         YTD   1 YR    3 YR   5 YR   10 YR   FUND         2003
                        ---------------------------------------------     -------
MIDCAP BLEND FUND
INSTITUTIONAL/ (1)/     32.67  32.67  N/A     N/A    N/A    7.70          32.67
Principal Global
Investors Mid Cap                                                    -
Blend Composite                       5.46    8.38   12.56
 Russell Midcap Index
                        40.08  40.08  3.48    7.24   12.18                40.08
 Morningstar Mid-Cap
 Blend Category         36.42  36.42  4.71    7.78   11.48                36.42


MIDCAP GROWTH FUND
INSTITUTIONAL/ (1)/     32.75  32.75  N/A     N/A    N/A    -12.65        32.75
Principal Global
Investors Mid Cap
Growth Composite                      -17.08  -1.60  N/A
 Russell Midcap Growth
 Index                  42.72  42.72  -6.13   2.01   9.41                 42.72
 Morningstar Mid-Cap
 Growth Category        36.09  36.09  -7.80   2.61   8.38                 36.09


MIDCAP S&P 400 INDEX
FUND INSTITUTIONAL/
(1)/                    35.15  35.15  N/A     N/A    N/A    6.21          35.15
Principal Global
Investors S&P 400
Index Composite                       4.16    N/A    N/A
 S&P MidCap 400 Index
                        35.59  35.59  4.83    9.20   13.91                35.59
 Morningstar Mid-Cap
 Blend Category         36.42  36.42  4.71    7.78   11.48                36.42


PARTNERS MIDCAP GROWTH
FUND INSTITUTIONAL/
(1)/                    48.59  48.59  N/A     N/A    N/A    -4.01         48.59
Turner Midcap Growth
Composite                             -10.24  8.47   N/A
 Russell Midcap Growth
 Index                  42.72  42.72  -6.13   2.01   9.41                 42.72
 Morningstar Mid-Cap
 Growth Category        36.09  36.09  -7.80   2.61   8.38                 36.09


PARTNERS MIDCAP GROWTH
FUND I INSTITUTIONAL/
(//2//)/                0.10   N/A    N/A     N/A    N/A    0.10
Dreyfus-Mellon Mid Cap
Growth Equity
Composite                      40.70  -4.70   N/A    N/A
 Russell Midcap Growth
 Index                  42.72  42.72  -6.13   2.01   9.41                 42.72
 Morningstar Mid-Cap
 Growth Category        36.09  36.09  -7.80   2.61   8.38                 36.09


PARTNERS SMALLCAP
BLEND FUND
INSTITUTIONAL/(//3//)/  44.41  44.41  N/A     N/A    N/A    44.41         44.41
Dreyfus-Mellon
SmallCap Blend Equity                                                -
Composite                             5.70    10.76  N/A
 Russell 2000 Index
                        47.25  47.25  6.27    7.13   9.48                 47.25
 Morningstar Small
 Blend Category         42.77  42.77  9.18    10.83  10.76                42.77


PARTNERS SMALLCAP
GROWTH FUND I
INSTITUTIONAL/
(//4//)/                47.36  47.36  -8.96   N/A    N/A    -7.58         47.36
Alliance Capital Small
Cap Growth Composite                          7.16   12.92
 Russell 2000 Growth
 Index                  48.53  48.53  -2.04   0.85   5.43                 48.53
 Morningstar Small
 Growth Category        45.00  45.00  -2.09   6.20   8.58                 45.00


PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL/ (4)/     45.09  45.09  -4.54   N/A    N/A    -8.40         45.09
UBS U.S. Small
Capitalization Growth
Equity
Composite                                     13.99  N/A
 Russell 2000 Growth
 Index                  48.53  48.53  -2.04   0.85   5.43                 48.53
 Morningstar Small
 Growth Category        45.00  45.00  -2.09   6.20   8.58                 45.00


/(1) /Institutional
Class Shares inception
03/01/01
/(2) /Fund's inception
12/15/03
/(3) /Fund's inception
12/30/02
/(//4//) /Fund's
inception 12/06/00
                        ---------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2002    2001    2000    1999    1998   1997   1996   1995    1994
                        --------------------------------------------------------------------
MIDCAP BLEND FUND
INSTITUTIONAL/ (1)/     -8.47
Principal Global
Investors Mid Cap               -3.49   13.49   12.37   4.72    24.95  18.66  33.39  5.46
Blend Composite
 Russell Midcap Index   -16.19  -5.63   8.25    18.23   10.09   29.01  19.00  34.46  -2.09
 Morningstar Mid-Cap    -17.08  -4.96   3.37    18.70   6.77    26.45  20.44  28.71  -1.61
 Blend Category


MIDCAP GROWTH FUND
INSTITUTIONAL/ (1)/     -40.47
Principal Global
Investors Mid Cap               -27.92  -4.81   69.96   2.48    26.15  13.40
Growth Composite
 Russell Midcap Growth  -27.40  -20.16  -11.74  51.29   17.86   22.54  17.48  33.98  -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28  -6.90   63.90   17.51   17.05  16.99  34.79  -1.03
 Growth Category


MIDCAP S&P 400 INDEX    -15.
FUND INSTITUTIONAL/     26
(1)/
Principal Global
Investors S&P 400               -1.25   16.41
Index Composite
 S&P MidCap 400 Index   -14.53  -0.60   17.51   14.72   19.11   32.25  19.20  30.95  -3.58
 Morningstar Mid-Cap    -17.08  -4.96   3.37    18.70   6.77    26.45  20.44  28.71  -1.61
 Blend Category


PARTNERS MIDCAP GROWTH  -31.87
FUND INSTITUTIONAL/
(1)/
Turner Midcap Growth
Composite                       -28.17  -8.10   126.09  26.33   41.77
 Russell Midcap Growth  -27.40  -20.16  -11.74  51.29   17.86   22.54  17.48  33.98  -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28  -6.90   63.90   17.51   17.05  16.99  34.79  -1.03
 Growth Category


PARTNERS MIDCAP GROWTH
FUND I INSTITUTIONAL/
(//2//)/
Dreyfus-Mellon Mid Cap  -26.12  -16.73
Growth Equity
Composite
 Russell Midcap Growth  -27.40  -20.16  -11.74  51.29   17.86   22.54  17.48  33.98  -2.16
 Index
 Morningstar Mid-Cap    -27.53  -21.28  -6.90   63.90   17.51   17.05  16.99  34.79  -1.03
 Growth Category


PARTNERS SMALLCAP
BLEND FUND
INSTITUTIONAL/(//3//)/
Dreyfus-Mellon          -10.78  4.97    9.66    13.60   -4.27
SmallCap Blend Equity
Composite
 Russell 2000 Index     -20.48  2.49    -3.02   21.26   -2.55   22.36  16.50  28.45  -1.82
 Morningstar Small      -16.17  8.41    12.84   18.18   -3.64   26.12  19.66  25.51  -0.97
 Blend Category


PARTNERS SMALLCAP       -40.51  -13.93
GROWTH FUND I
INSTITUTIONAL/
(//4//)/
Alliance Capital Small
Cap Growth Composite                    18.34   28.96   -3.69   21.79  36.48  54.00  6.98
 Russell 2000 Growth    -30.25  -9.23   -22.43  43.09   1.23    12.95  11.26  31.04  -2.43
 Index
 Morningstar Small      -28.42  -9.02   -5.71   61.45   4.49    18.19  19.99  35.44  -0.28
 Growth Category


PARTNERS SMALLCAP       -24.63  -20.45
GROWTH FUND II
INSTITUTIONAL/ (4)/
UBS U.S. Small
Capitalization Growth                   24.24   45.42   -10.81  22.93  18.54  23.44
Equity
Composite
 Russell 2000 Growth    -30.25  -9.23   -22.43  43.09   1.23    12.95  11.26  31.04  -2.43
 Index
 Morningstar Small      -28.42  -9.02   -5.71   61.45   4.49    18.19  19.99  35.44  -0.28
 Growth Category


/(1) /Institutional
Class Shares inception
03/01/01
/(2) /Fund's inception
12/15/03
/(3) /Fund's inception
12/30/02
/(//4//) /Fund's
inception 12/06/00
                        --------------------------------------------------------------------

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2003
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE
INSTITUTIONAL/(1)/      37.88  37.88  N/A    N/A    N/A    13.44         37.88
Ark Asset Small Cap                                                 -
Value Composite                       15.10  16.66  N/A
 Russell 2000 Value
 Index                  46.02  46.02  13.83  12.28  12.70                46.02
 Morningstar Small
 Value Category         42.71  42.71  14.32  12.86  12.80                42.71


PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL/(//2//)/  50.27  50.27  N/A    N/A    N/A    51.15         50.27
JPMorgan Structured
Small Cap Value Equity
Composite                             14.57  14.03  N/A
 Russell 2000 Value
 Index                  46.02  46.02  13.83  12.28  12.70                46.02
 Morningstar Small
 Value Category         42.71  42.71  14.32  12.86  12.80                42.71


REAL ESTATE SECURITIES
FUND
INSTITUTIONAL/(//3//)/  38.38  38.38  N/A    N/A    N/A    19.94         38.38
Principal Capital -
REI Real Estate
Composite                             17.78  15.76  N/A
 Morgan Stanley REIT
 Index                  36.74  36.74  16.94  14.12  N/A                  36.74
 Morningstar Specialty
 - Real Estate
 Category               36.89  36.89  16.05  14.04  11.32                36.89


SMALLCAP BLEND FUND
INSTITUTIONAL/(//3//)/  42.91  42.91  N/A    N/A    N/A    10.66         42.91
Principal Global
Investors Small                                                     -
Company Blend
Composite                             7.68   10.97  N/A
 Russell 2000 Index
                        47.25  47.25  6.27   7.13   9.48                 47.25
 Morningstar Small
 Blend Category         42.77  42.77  9.18   10.83  10.76                42.77


SMALLCAP GROWTH FUND
INSTITUTIONAL/
(//3//)/                48.44  48.44  N/A    N/A    N/A    -4.23         48.44
Principal Global
Investors Small
Company Growth
Composite                             -3.54  -0.25  N/A
 Russell 2000 Growth
 Index                  48.53  48.53  -2.04  0.85   5.43                 48.53
 Morningstar Small
 Growth Category        45.00  45.00  -2.09  6.20   8.58                 45.00


SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL/
(//3//)/                38.24  38.24  N/A    N/A    N/A    9.00          38.24
Principal Global
Investors Small Cap
S&P 600 Index
Composite                             7.23   N/A    N/A
 S&P SmallCap 600
 Index                  38.77  38.77  8.07   9.66   11.43                38.77
 Morningstar Small
 Blend Category         42.77  42.77  9.18   10.83  10.76                42.77


SMALLCAP VALUE FUND
INSTITUTIONAL/
(//3//)/                43.64  43.64  N/A    N/A    N/A    16.77         43.64
Principal Global
Investors Small Cap
Value Composite                       15.55  9.50   N/A
 Russell 2000 Value
 Index                  46.02  46.02  13.83  12.28  12.70                46.02
 Morningstar Small
 Value Category         42.71  42.71  14.32  12.86  12.80                42.71


/(//1//)/ Fund's
inception 03/01/01
/(//2//) /Fund's
inception 12/30/02
/(3) /Institutional
Class Shares inception
03/01/01
                        --------------------------------------------     -------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2002   2001    2000   1999    1998   1997   1996   1995    1994
                        ------------------------------------------------------------------
PARTNERS SMALLCAP       -10.16
VALUE
INSTITUTIONAL/(1)/
Ark Asset Small Cap
Value Composite                 21.50  33.67   6.05   -1.89   32.41  24.03  33.78
 Russell 2000 Value     -11.42  14.02  22.83   -1.49  -6.45   31.78  21.37  25.75  -1.27
 Index
 Morningstar Small      -10.25  17.31  16.98   4.49   -6.99   30.04  25.53  25.13  -0.81
 Value Category


PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL/(//2//)/
JPMorgan Structured     -7.85   8.51   22.45   4.56   -4.78
Small Cap Value Equity
Composite
 Russell 2000 Value     -11.42  14.02  22.83   -1.49  -6.45   31.78  21.37  25.75  -1.27
 Index
 Morningstar Small      -10.25  17.31  16.98   4.49   -6.99   30.04  25.53  25.13  -0.81
 Value Category


REAL ESTATE SECURITIES  7.86
FUND
INSTITUTIONAL/(//3//)/
Principal Capital -
REI Real Estate                 8.73   31.15   -3.01  -10.20  19.83
Composite
 Morgan Stanley REIT    3.64    12.83  26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty  4.10    8.93   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62
 - Real Estate
 Category


SMALLCAP BLEND FUND
INSTITUTIONAL/(//3//)/  -17.07
Principal Global
Investors Small                 1.79   19.86   12.50  -11.27  15.89
Company Blend
Composite
 Russell 2000 Index     -20.48  2.49   -3.02   21.26  -2.55   22.36  16.50  28.45  -1.82
 Morningstar Small      -16.17  8.41   12.84   18.18  -3.64   26.12  19.66  25.51  -0.97
 Blend Category


SMALLCAP GROWTH FUND    -39.19
INSTITUTIONAL/
(//3//)/
Principal Global
Investors Small                 -0.41  -33.86  66.37  -2.47   34.77  14.19
Company Growth
Composite
 Russell 2000 Growth    -30.25  -9.23  -22.43  43.09  1.23    12.95  11.26  31.04  -2.43
 Index
 Morningstar Small      -28.42  -9.02  -5.71   61.45  4.49    18.19  19.99  35.44  -0.28
 Growth Category


SMALLCAP S&P 600 INDEX  -14.90
FUND INSTITUTIONAL/
(//3//)/
Principal Global
Investors Small Cap             5.61   10.17
S&P 600 Index
Composite
 S&P SmallCap 600       -14.63  6.54   11.80   12.40  -1.31   25.58  21.32  29.97  -4.77
 Index
 Morningstar Small      -16.17  8.41   12.84   18.18  -3.64   26.12  19.66  25.51  -0.97
 Blend Category


SMALLCAP VALUE FUND     -2.63
INSTITUTIONAL/
(//3//)/
Principal Global
Investors Small Cap             8.93   12.05   -8.92  -6.03   33.65  28.44
Value Composite
 Russell 2000 Value     -11.42  14.02  22.83   -1.49  -6.45   31.78  21.37  25.75  -1.27
 Index
 Morningstar Small      -10.25  17.31  16.98   4.49   -6.99   30.04  25.53  25.13  -0.81
 Value Category


/(//1//)/ Fund's
inception 03/01/01
/(//2//) /Fund's
inception 12/30/02
/(3) /Institutional
Class Shares inception
03/01/01                ------------------------------------------------------------------

PERFORMANCE RESULTS - DYNAMIC FUNDS


                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2003
                        --------------------------------------------     -------
INTERNATIONAL EMERGING
MARKETS FUND
INSTITUTIONAL/ / /(1)/
/(1)/                   56.95  56.95  N/A    N/A    N/A    12.47         56.95
Principal Global
Investors
International Emerging
Markets Equity
Composite                             12.40  10.56  N/A
 MSCI Emerging Markets
 Free Index-ID          51.59  51.59  9.88   8.17   -1.95                51.59
 Morningstar
 Diversified Emerging
 Markets
 Category               55.30  55.30  12.53  11.12  1.00                 55.30


INTERNATIONAL FUND I
INSTITUTIONAL/ (1)/     33.98  33.98  N/A    N/A    N/A    -2.28         33.98
Principal Global
Investors
International Large
Cap
Composite                             -4.92  -0.31  5.37
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               38.59  38.59  -2.91  -0.05  4.47                 38.59
 Morningstar Foreign
 Large Blend Category   33.32  33.32  -4.60  0.49   4.65                 33.32


INTERNATIONAL FUND II
INSTITUTIONAL/ (2)/     38.97  38.97  -2.76  N/A    N/A    -2.82         38.97
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               38.59  38.59  -2.91  -0.05  4.47                 38.59
 Morningstar Foreign
 Large Growth Category  33.15  33.15  -6.69  -0.87  2.49                 33.15


PARTNERS INTERNATIONAL
FUND INSTITUTIONAL/
(//3//)/                0.40   N/A    N/A    N/A    N/A    0.40
Fidelity Select
International
Composite               40.19  40.19  -0.70  3.23   7.11                 40.19
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               38.59  38.59  -2.91  -0.05  4.47                 38.59
 Morningstar Foreign
 Large Blend Category   33.32  33.32  -4.60  0.49   4.65                 33.32


/(1) /Institutional
Class Shares inception
03/01/01
/(2) /Fund's inception
12/06/00
/(//3//) /Fund's
inception 12/15/03


                        --------------------------------------------     -------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                         2002    2001    2000   1999    1998    1997   1996   1995    1994
                        --------------------------------------------------------------------
INTERNATIONAL EMERGING  -6.82
MARKETS FUND
INSTITUTIONAL/ / /(1)/
/(1)/
Principal Global
Investors                       -3.66   -28.63  63.25  -17.59  11.38   25.57  7.46
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets  -7.97   -4.91   -31.86  63.70  -27.52  -13.41  3.92   -6.95  -8.67
 Free Index-ID
 Morningstar            -5.90   -3.73   -31.11  71.86  -27.03  -3.68   13.35  -3.45  -9.27
 Diversified Emerging
 Markets
 Category


INTERNATIONAL FUND I
INSTITUTIONAL/ (1)/     -16.38
Principal Global
Investors                       -24.79  -7.57   25.78  10.47   12.43   24.54  14.07  -2.38
International Large
Cap
Composite
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96  20.00   1.78    6.05   11.21  7.78
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -16.91  -21.83  -16.02  40.08  13.55   5.99    12.31  10.76  -0.13
 Large Blend Category


INTERNATIONAL FUND II
INSTITUTIONAL/ (2)/     -16.18  -21.06
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96  20.00   1.78    6.05   11.21  7.78
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -19.15  -24.36  -20.88  52.48  14.80   6.99    13.88  10.03  -2.73
 Large Growth Category


PARTNERS INTERNATIONAL
FUND INSTITUTIONAL/
(//3//)/
Fidelity Select         -13.21  -19.54  -12.47  36.82  19.03   6.27    8.93   12.85  9.05
International
Composite
 MSCI EAFE (Europe,     -15.94  -21.44  -14.17  26.96  20.00   1.78    6.05   11.21  7.78
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -19.15  -24.36  -20.88  52.48  14.80   6.99    13.88  10.03  -2.73
 Large Blend Category


/(1) /Institutional
Class Shares inception
03/01/01
/(2) /Fund's inception
12/06/00
/(//3//) /Fund's
inception 12/15/03


                        --------------------------------------------------------------------

PERFORMANCE RESULTS - LIFETIME FUNDS




                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2003)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2003
                        --------------------------------------------     -------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL/ (1)/     18.79  18.79  N/A    N/A    N/A    4.93          18.79
 S&P 500 Index
                        28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar
 Conservative
 Allocation Category    12.79  12.79  2.57   3.75   7.40                 12.79


PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL/ (1)/     21.58  21.58  N/A    N/A    N/A    4.67          21.58
 S&P 500 Index
                        28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Moderate
 Allocation Category    20.06  20.06  0.26   2.48   8.15                 20.06


PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL/ (1)/     23.31  23.31  N/A    N/A    N/A    3.62          23.31
 S&P 500 Index
                        28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Moderate
 Allocation Category    20.06  20.06  0.26   2.48   8.15                 20.06


PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL/ (1)/     24.48  24.48  N/A    N/A    N/A    3.60          24.48
 S&P 500 Index
                        28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Moderate
 Allocation Category    20.06  20.06  0.26   2.48   8.15                 20.06


PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL/ (1)/     26.44  26.44  N/A    N/A    N/A    1.83          26.44
 S&P 500 Index
                        28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar Large
 Blend Category         26.72  26.72  -4.76  -0.43  9.24                 26.72


PRINCIPAL LIFETIME
STRATEGIC INCOME FUND                                                    15
INSTITUTIONAL/ / /(1)/  15.29  15.29  N/A    N/A    N/A    5.17          .29
 S&P 500 Index
                        28.67  28.67  -4.05  -0.57  11.06                28.67
 Lehman Brothers
 Aggregate Bond Index   4.11   4.11   7.57   6.62   6.95                 4.11
 Morningstar
 Conservative
 Allocation Category    12.79  12.79  2.57   3.75   7.40                 12.79


/(1) /Fund's inception
03/01/01


                        --------------------------------------------     -------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2002    2001   2000   1999   1998   1997   1996   1995    1994
                        -----------------------------------------------------------------
PRINCIPAL LIFETIME      -4.45
2010 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58  1.32
 Lehman Brothers        10.26   8.42    11.63  -0.82  8.69   9.65   3.63   18.47  -2.92
 Aggregate Bond Index
 Morningstar            -3.15   -0.81   4.40   7.15   11.63  14.86  10.65  21.46  -3.83
 Conservative
 Allocation Category


PRINCIPAL LIFETIME      -7.00
2020 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58  1.32
 Lehman Brothers        10.26   8.42    11.63  -0.82  8.69   9.65   3.63   18.47  -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48  -4.63   1.66   10.34  13.2   19.35  14.15  25.72  -2.28
 Allocation Category


PRINCIPAL LIFETIME      -10.05
2030 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58  1.32
 Lehman Brothers        10.26   8.42    11.63  -0.82  8.69   9.65   3.63   18.47  -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48  -4.63   1.66   10.34  13.2   19.35  14.15  25.72  -2.28
 Allocation Category


PRINCIPAL LIFETIME      -12.61
2040 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58  1.32
 Lehman Brothers        10.26   8.42    11.63  -0.82  8.69   9.65   3.63   18.47  -2.92
 Aggregate Bond Index
 Morningstar Moderate   -11.48  -4.63   1.66   10.34  13.2   19.35  14.15  25.72  -2.28
 Allocation Category


PRINCIPAL LIFETIME      -15.72
2050 FUND
INSTITUTIONAL/ (1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58  1.32
 Lehman Brothers        10.26   8.42    11.63  -0.82  8.69   9.65   3.63   18.47  -2.92
 Aggregate Bond Index
 Morningstar Large      -22.02  -13.68  -6.97  19.72  21.95  27.43  20.37  31.99  -1.08
 Blend Category


PRINCIPAL LIFETIME      -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL/ / /(1)/
 S&P 500 Index          -22.11  -11.88  -9.11  21.04  28.58  33.36  22.96  37.58  1.32
 Lehman Brothers        10.26   8.42    11.63  -0.82  8.69   9.65   3.63   18.47  -2.92
 Aggregate Bond Index
 Morningstar            -3.15   -0.81   4.40   7.15   11.63  14.86  10.65  21.46  -3.83
 Conservative
 Allocation Category


/(1) /Fund's inception
03/01/01


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IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.



LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the Lehman Government Index and the Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasuries bonds and government sponsored agency securities with no maturity restrictions. The MBS Index includes all fixed-rate, securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.



MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.



MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.




MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY consists of domestic funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.



MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.

MORNINGSTAR FOREIGN LARGE BLEND CATEGORY consists of funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.



MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY consists of funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.




MORNINGSTAR MODERATE ALLOCATION CATEGORY consists of domestic funds with 50-70% invested in equities and the remainder invested in fixed income and cash.



MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.



S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.



S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated, March 1, 2004, and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information, annual and semiannual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. To request other information about the Funds, and to make shareholder inquires, telephone 1-800-547-7754.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


               Principal Investors Fund, Inc. SEC File 811-07572